As filed with the Securities and Exchange Commission
                         on or about November 16, 2007

================================================================================

                                            1933 Act Registration No. 333-140895
                                             1940 Act Registration No. 811-22019

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 1                                               [X]
                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 4                                                              [X]

               FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
            (Exact name of registrant as specified in charter)

                     1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
           (Address of Principal Executive Offices) (Zip Code)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 241-4141

                    W. Scott Jardine, Esq., Secretary
               First Trust Exchange-Traded AlphaDEX(TM) Fund
                        First Trust Advisors L.P.
                     1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                 (Name and Address of Agent for Service)

                                 Copy to:
                            Eric F. Fess, Esq.
                          Chapman and Cutler LLP
                          111 West Monroe Street
                         Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on November 28, 2007 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 1

         This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A--Prospectus for First Trust Consumer Discretionary AlphaDEX(TM) Fund, First Trust Consumer Staples AlphaDEX(TM) Fund, First Trust Energy AlphaDEX(TM) Fund, First Trust Financials AlphaDEX(TM) Fund, First Trust Health Care AlphaDEX(TM) Fund, First Trust Industrials/Producer Durables AlphaDEX(TM) Fund, First Trust Materials AlphaDEX(TM) Fund, First Trust Technology AlphaDEX(TM) Fund and First Trust Utilities AlphaDEX(TM) Fund; Prospectus for First Trust Large Cap Core AlphaDEX(TM) Fund, First Trust Mid Cap Core AlphaDEX(TM) Fund, First Trust Small Cap Core AlphaDEX(TM) Fund, First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund, First Trust Large Cap Growth Opportunities AlphDEX(TM) Fund, First Trust Multi Cap Value AlphaDEX(TM) Fund and First Trust Multi Cap Growth AlphaDEX(TM) Fund

Part B--Statement of Additional Information for First Trust Consumer Discretionary AlphaDEX(TM) Fund, First Trust Consumer Staples AlphaDEX(TM) Fund, First Trust Energy AlphaDEX(TM) Fund, First Trust Financials AlphaDEX(TM) Fund, First Trust Health Care AlphaDEX(TM) Fund, First Trust Industrials/Producer Durables AlphaDEX(TM) Fund, First Trust Materials AlphaDEX(TM) Fund, First Trust Technology AlphaDEX(TM) Fund and First Trust Utilities AlphaDEX(TM) Fund; Statement of Additional Information for First Trust Large Cap Core AlphaDEX(TM) Fund, First Trust Mid Cap Core AlphaDEX(TM) Fund, First Trust Small Cap Core AlphaDEX(TM) Fund, First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund, First Trust Large Cap Growth Opportunities AlphDEX(TM) Fund, First Trust Multi Cap Value AlphaDEX(TM) Fund and First Trust Multi Cap Growth AlphaDEX(TM) Fund

Part C--Other Information

Signatures

Index to Exhibits

Exhibits

==============================================================================

              [LOGO OMITTED]      AlphaDEX(TM)
                                  Family of ETFs
_______________________________________________________________________________



              First Trust Consumer Discretionary AlphaDEX(TM) Fund
                 First Trust Consumer Staples AlphaDEX(TM) Fund
                      First Trust Energy AlphaDEX(TM) Fund
                    First Trust Financials AlphaDEX(TM) Fund
                    First Trust Health Care AlphaDEX(TM) Fund
           First Trust Industrials/Producer Durables AlphaDEX(TM) Fund
                     First Trust Materials AlphaDEX(TM) Fund
                    First Trust Technology AlphaDEX(TM) Fund
                     First Trust Utilities AlphaDEX(TM) Fund













                     First Trust AlphaDEX(TM) Funds

                            November 28, 2007

_______________________________________________________________________________


Front Cover
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                           [BLANK INSIDE FRONT COVER]

              FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND
                 FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND
                      FIRST TRUST ENERGY ALPHADEX(TM) FUND
                    FIRST TRUST FINANCIALS ALPHADEX(TM) FUND
                    FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND
           FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND
                     FIRST TRUST MATERIALS ALPHADEX(TM) FUND
                    FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND
                     FIRST TRUST UTILITIES ALPHADEX(TM) FUND


                                   PROSPECTUS


                                November 28, 2007


Each of First Trust Consumer Discretionary AlphaDEX(TM) Fund, First Trust Consumer Staples AlphaDEX(TM) Fund, First Trust Energy AlphaDEX(TM) Fund, First Trust Financials AlphaDEX(TM) Fund, First Trust Health Care AlphaDEX(TM) Fund, First Trust Industrials/Producer Durables AlphaDEX(TM) Fund, First Trust Materials AlphaDEX(TM) Fund, First Trust Technology AlphaDEX(TM) Fund and First Trust Utilities AlphaDEX(TM) Fund (each, a "Fund," and collectively, the "Funds") is a series of a registered management investment company that is offering its shares (the "Shares") through this Prospectus.

Each Fund lists and trades its Shares on the American Stock Exchange LLC (the "AMEX") at market prices that may differ to some degree from the net asset value ("NAV") of its Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks consisting of 50,000 Shares called a "Creation Unit." Each Fund's Creation Units are issued and redeemed principally in-kind for securities included in such Fund's corresponding equity index in the StrataQuant(TM) Series (as hereinafter defined).

EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF EACH FUND.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        NOT FDIC INSURED. MAY LOSE VALUE.
                               NO BANK GUARANTEE.

_______________________________________________________________________________
                                        1

                                TABLE OF CONTENTS

Introduction ...............................................................  3
Who Should Invest in the Funds .............................................  3
Tax Efficient Product Structure ............................................  3
First Trust Consumer Discretionary AlphaDEX(TM) Fund Investment Objective,
Strategies and Risks .......................................................  4
First Trust Consumer Staples AlphaDEX(TM) Fund Investment Objective,
Strategies and Risks .......................................................  9
First Trust Energy AlphaDEX(TM) Fund Investment Objective, Strategies
and Risks .................................................................. 13
First Trust Financials AlphaDEX(TM) Fund Investment Objective, Strategies
and Risks .................................................................. 17
First Trust Health Care AlphaDEX(TM) Fund Investment Objective, Strategies
 and Risks ................................................................. 22
First Trust Industrials/Producer Durables AlphaDEX(TM) Fund Investment
Objective, Strategies and Risks ............................................ 26
First Trust Materials AlphaDEX(TM) Fund Investment Objective, Strategies
and Risks .................................................................. 30
First Trust Technology AlphaDEX(TM) Fund Investment Objective, Strategies
and Risks .................................................................. 34
First Trust Utilities AlphaDEX(TM) Fund Investment Objective, Strategies
and Risks .................................................................. 38
Additional Investment Strategies ........................................... 44
Additional Risks of Investing in the Funds ................................. 45
Fund Organization .......................................................... 46
Management of the Funds .................................................... 47
How to Buy and Sell Shares ................................................. 48
Creations, Redemptions and Transaction Fees ................................ 50
Dividends, Distributions and Taxes ......................................... 53
Federal Tax Matters ........................................................ 53
Distribution Plan .......................................................... 55
Net Asset Value ............................................................ 56
Fund Service Providers ..................................................... 57
Index Provider ............................................................. 57
Disclaimers ................................................................ 57
Additional Index Information ............................................... 59
Premium/Discount Information ............................................... 59
Total Return Information ................................................... 62
Financial Highlights ....................................................... 65
Other Information .......................................................... 70

_______________________________________________________________________________
                                        2

                                 INTRODUCTION--

              FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND
                FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND
                      FIRST TRUST ENERGY ALPHADEX(TM) FUND
                    FIRST TRUST FINANCIALS ALPHADEX(TM) FUND
                    FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND
           FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND
                     FIRST TRUST MATERIALS ALPHADEX(TM) FUND
                    FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND
                     FIRST TRUST UTILITIES ALPHADEX(TM) FUND

Each Fund is a series of the First Trust Exchange-Traded AlphaDEX(TM) Fund (the "Trust"), an investment company and an exchange-traded "index fund." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of such Fund's corresponding equity index in a family of custom "enhanced" indices developed, maintained and sponsored by the AMEX, the "Index Provider" (the "StrataQuant(TM) Series"), comprised of the StrataQuant(TM) Consumer Discretionary Index, StrataQuant(TM) Consumer Staples Index, StrataQuant(TM) Energy Index, StrataQuant(TM) Financials Index, StrataQuant(TM) Health Care Index, StrataQuant(TM) Industrials Index, StrataQuant(TM) Materials Index, StrataQuant(TM) Technology Index and StrataQuant(TM) Utilities Index. First Trust Advisors L.P. ("First Trust") is the investment adviser for the Funds.



                         WHO SHOULD INVEST IN THE FUNDS

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in one or more of the indices within the StrataQuant(TM) Series. The Funds may be suitable for long-term investment in the markets represented by the StrataQuant(TM) Series and may also be used as an asset allocation tool or as a speculative trading instrument.



                         TAX EFFICIENT PRODUCT STRUCTURE

Unlike many conventional mutual funds, the Shares of each Fund are traded throughout the day on the AMEX, whereas mutual funds are typically only bought and sold at closing NAVs. The Shares of each Fund have been designed to be tradable in the secondary market on the AMEX on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Funds that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Funds or their ongoing shareholders.

_______________________________________________________________________________
                                        3

              FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The First Trust Consumer Discretionary AlphaDEX(TM) Fund (the "Consumer Discretionary AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Consumer Discretionary AlphaDEX(TM) Fund's fees and expenses) of an equity index called the StrataQuant(TM) Consumer Discretionary Index (Symbol: STRQCD) (the "Consumer Discretionary Index").


EXCHANGE-LISTED
The Shares are listed and trade on the AMEX under the ticker symbol "FXD."


PRINCIPAL INVESTMENT STRATEGIES
The Consumer Discretionary AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Consumer Discretionary Index. The Consumer Discretionary AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.

The Consumer Discretionary AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Consumer Discretionary Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Consumer Discretionary AlphaDEX(TM) Fund's performance and the performance of the Consumer Discretionary Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Consumer Discretionary AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Consumer Discretionary AlphaDEX(TM) Fund's investment objective, the Consumer Discretionary AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Consumer Discretionary Index in proportion to their weightings in the Consumer Discretionary Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Consumer Discretionary AlphaDEX(TM) Fund may purchase a sample of stocks in the Consumer Discretionary Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Consumer Discretionary Index, purchase securities not in the Consumer Discretionary Index which First Trust believes are appropriate to substitute for certain securities in the Consumer Discretionary Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Consumer Discretionary Index. The Consumer Discretionary AlphaDEX(TM) Fund may sell stocks that are represented in the Consumer Discretionary Index in anticipation of their removal from the Consumer Discretionary Index or purchase stocks not represented in the Consumer Discretionary Index in anticipation of their addition to the Consumer Discretionary Index.

_______________________________________________________________________________
                                        4

INDEX CONSTRUCTION
The Consumer Discretionary Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of approximately 1,000 of the largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The Consumer Discretionary Index was created and trademarked by the AMEX on April 11, 2007. As of October 31, 2007, the Russell 1000(R) Index consisted of 1,004 stocks and the Consumer Discretionary Index consisted of 136 stocks.

The Consumer Discretionary Index is constructed by the AMEX in the following manner:

         1. The AMEX begins with the universe of stocks in the Russell 1000(R) Index.

         2a. The AMEX ranks all stocks in the above universe using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

         2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.

         3. The AMEX then ranks those stocks contained in the consumer discretionary sector (the members of the Russell 1000(R) Consumer Discretionary and Services Index) according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

         4. The top 75% of the stocks contained in the consumer discretionary sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and
     1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Consumer Discretionary Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the fourth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Consumer Discretionary Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Consumer Discretionary Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Consumer Discretionary Index.

_______________________________________________________________________________
                                        5

PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk is inherent in all investing. The Shares of the Consumer Discretionary AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Consumer Discretionary AlphaDEX(TM) Fund. The Consumer Discretionary AlphaDEX(TM) Fund may not achieve its objective. An investment in the Consumer Discretionary AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Consumer Discretionary AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Consumer Discretionary AlphaDEX(TM) Fund.


MARKET RISK
One of the principal risks of investing in the Consumer Discretionary AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Consumer Discretionary AlphaDEX(TM) Fund, Shares of the Consumer Discretionary AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


INDEX TRACKING RISK
You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Consumer Discretionary Index.


NON-CORRELATION RISK
The Consumer Discretionary AlphaDEX(TM) Fund's return may not match the return of the Consumer Discretionary Index for a number of reasons. For example, the Consumer Discretionary AlphaDEX(TM) Fund incurs operating expenses not applicable to the Consumer Discretionary Index, and may incur costs in buying and selling securities, especially when rebalancing the Consumer Discretionary AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Consumer Discretionary Index. In addition, the Consumer Discretionary AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Consumer Discretionary Index or the ratios between the securities included in the Consumer Discretionary Index.

The Consumer Discretionary AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Consumer Discretionary AlphaDEX(TM) Fund or reserves of cash held by the Consumer Discretionary AlphaDEX(TM) Fund to meet redemptions and expenses. If the Consumer Discretionary AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Consumer Discretionary Index, as would be the case if it purchased all of the stocks in the Consumer Discretionary Index with the same weightings as the Consumer Discretionary Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Consumer Discretionary AlphaDEX(TM) Fund's performance and the performance of the Consumer Discretionary Index, there can be no assurance that the Consumer Discretionary AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Consumer Discretionary AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Consumer Discretionary Index.


REPLICATION MANAGEMENT RISK
The Consumer Discretionary AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Consumer Discretionary Index. As a result of this policy, securities held by the Consumer Discretionary AlphaDEX(TM) Fund will generally

_______________________________________________________________________________
                                        6
not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Consumer Discretionary AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Consumer Discretionary Index.


INTELLECTUAL PROPERTY RISK.
The Consumer Discretionary AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Consumer Discretionary AlphaDEX(TM) Fund to use its corresponding equity index in the StrataQuant(TM) Series and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Consumer Discretionary AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Consumer Discretionary AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to First Trust Portfolios L.P. ("FTP"), on behalf of First Trust and the Consumer Discretionary AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Consumer Discretionary AlphaDEX(TM) Fund.


ISSUER SPECIFIC CHANGES RISK.
The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.


CONCENTRATION RISK.
The Consumer Discretionary AlphaDEX(TM) Fund will be concentrated in the securities of a given industry if the Consumer Discretionary Index is concentrated in such industry. A concentration makes the Consumer Discretionary AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry and may subject the Consumer Discretionary AlphaDEX(TM) Fund to greater market risk than more diversified funds.


NON-DIVERSIFICATION RISK.
The Consumer Discretionary AlphaDEX(TM) Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Consumer Discretionary AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Because the Consumer Discretionary AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Consumer Discretionary AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.


CONSUMER DISCRETIONARY SECTOR RISK.
The Consumer Discretionary AlphaDEX(TM) Fund invests in the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

_______________________________________________________________________________
                                        7

SMALL CAP AND MID CAP COMPANY RISK
The Consumer Discretionary AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.


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                                        8

                 First Trust Consumer Staples AlphaDEX(TM) Fund
                   Investment Objective, Strategies and Risks


INVESTMENT OBJECTIVE
The First Trust Consumer Staples AlphaDEX(TM) Fund (the "Consumer Staples AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Consumer Staples AlphaDEX(TM) Fund's fees and expenses) of an equity index called the StrataQuant(TM) Consumer Staples Index (Symbol: STRQCS) (the "Consumer Staples Index").


EXCHANGE-LISTED
The Shares are listed and trade on the AMEX under the ticker symbol "FXG."


PRINCIPAL INVESTMENT STRATEGIES
The Consumer Staples AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Consumer Staples Index. The Consumer Staples AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.

The Consumer Staples AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Consumer Staples Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Consumer Staples AlphaDEX(TM) Fund's performance and the performance of the Consumer Staples Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Consumer Staples AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Consumer Staples AlphaDEX(TM) Fund's investment objective, the Consumer Staples AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Consumer Staples Index in proportion to their weightings in the Consumer Staples Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Consumer Staples AlphaDEX(TM) Fund may purchase a sample of stocks in the Consumer Staples Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Consumer Staples Index, purchase securities not in the Consumer Staples Index which First Trust believes are appropriate to substitute for certain securities in the Consumer Staples Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Consumer Staples Index. The Consumer Staples AlphaDEX(TM) Fund may sell stocks that are represented in the Consumer Staples Index in anticipation of their removal from the Consumer Staples Index or purchase stocks not represented in the Consumer Staples Index in anticipation of their addition to the Consumer Staples Index.


INDEX CONSTRUCTION
The Consumer Staples Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style

_______________________________________________________________________________
                                        9
indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of approximately 1,000 of the largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The Consumer Staples Index was created and trademarked by the AMEX on April 11, 2007. As of October 31, 2007, the Russell 1000(R) consisted of 1,004 stocks and the Consumer Staples Index consisted of 32 stocks.

The Consumer Staples Index is constructed by the AMEX in the following manner:

         1. The AMEX begins with the universe of stocks in the Russell 1000(R) Index.

         2a. The AMEX ranks all stocks in the above universe using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

         2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.

         3. The AMEX then ranks those stocks contained in the consumer staples sector (the members of the Russell 1000(R) Consumer Staples Index) according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

         4. The top 75% of the stocks contained in the consumer staples sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and
     1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Consumer Staples Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the fourth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Consumer Staples Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Consumer Staples Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Consumer Staples Index.


PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk is inherent in all investing. The Shares of the Consumer Staples AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Consumer Staples AlphaDEX(TM) Fund. The Consumer Staples AlphaDEX(TM) Fund may not achieve its objective. An investment in the Consumer Staples

_______________________________________________________________________________
                                        10

AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Consumer Staples AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Consumer Staples AlphaDEX(TM) Fund.


MARKET RISK
One of the principal risks of investing in the Consumer Staples AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Consumer Staples AlphaDEX(TM) Fund, Shares of the Consumer Staples AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


INDEX TRACKING RISK
You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Consumer Staples Index.


NON-CORRELATION RISK
The Consumer Staples AlphaDEX(TM) Fund's return may not match the return of the Consumer Staples Index for a number of reasons. For example, the Consumer Staples AlphaDEX(TM) Fund incurs operating expenses not applicable to the Consumer Staples Index, and may incur costs in buying and selling securities, especially when rebalancing the Consumer Staples AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Consumer Staples Index. In addition, the Consumer Staples AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Consumer Staples Index or the ratios between the securities included in the Consumer Staples Index.

The Consumer Staples AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Consumer Staples AlphaDEX(TM) Fund or reserves of cash held by the Consumer Staples AlphaDEX(TM) Fund to meet redemptions and expenses. If the Consumer Staples AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Consumer Staples Index, as would be the case if it purchased all of the stocks in the Consumer Staples Index with the same weightings as the Consumer Staples Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Consumer Staples AlphaDEX(TM) Fund's performance and the performance of the Consumer Staples Index, there can be no assurance that the Consumer Staples AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Consumer Staples AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Consumer Staples Index.


REPLICATION MANAGEMENT RISK
The Consumer Staples AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Consumer Staples Index. As a result of this policy, securities held by the Consumer Staples AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Consumer Staples AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Consumer Staples Index.


INTELLECTUAL PROPERTY RISK.
The Consumer Staples AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Consumer Staples AlphaDEX(TM) Fund to use its corresponding equity index in the StrataQuant(TM) Series and the Intellectual Property in connection with the name and investment strategies of the Consumer

_______________________________________________________________________________
                                        11

Staples AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Consumer Staples AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Consumer Staples AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Consumer Staples AlphaDEX(TM) Fund.


ISSUER SPECIFIC CHANGES RISK.
The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.


CONCENTRATION RISK.
The Consumer Staples AlphaDEX(TM) Fund will be concentrated in the securities of a given industry if the Consumer Staples Index is concentrated in such industry. A concentration makes the Consumer Staples AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry and may subject the Consumer Staples AlphaDEX(TM) Fund to greater market risk than more diversified funds.


NON-DIVERSIFICATION RISK.
The Consumer Staples AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Consumer Staples AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code. Because the Consumer Staples AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Consumer Staples AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.


CONSUMER STAPLES SECTOR RISK.
The Consumer Staples AlphaDEX(TM) Fund invests in the securities of companies in the consumer staples sector. Because companies in the consumer staples sector provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits, these companies may be affected by a variety of factors which could impact company profitability. For instance, government regulations may affect the permissibility of using various food additives and the production methods of companies that manufacture food products. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of foods and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.


SMALL CAP AND MID CAP COMPANY RISK
The Consumer Staples AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

_______________________________________________________________________________
                                        12

                      First Trust Energy AlphaDEX(TM) Fund
                   Investment Objective, Strategies and Risks


INVESTMENT OBJECTIVE
The First Trust Energy AlphaDEX(TM) Fund (the "Energy AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Energy AlphaDEX(TM) Fund's fees and expenses) of an equity index called the StrataQuant(TM) Energy Index (Symbol: STRQEN) (the "Energy Index").


EXCHANGE-LISTED
The Shares are listed and trade on the AMEX under the ticker symbol "FXN."


PRINCIPAL INVESTMENT STRATEGIES
The Energy AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Energy Index. The Energy AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.

The Energy AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Energy Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Energy AlphaDEX(TM) Fund's performance and the performance of the Energy Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Energy AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Energy AlphaDEX(TM) Fund's investment objective, the Energy AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Energy Index in proportion to their weightings in the Energy Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Energy AlphaDEX(TM) Fund may purchase a sample of stocks in the Energy Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Energy Index, purchase securities not in the Energy Index which First Trust believes are appropriate to substitute for certain securities in the Energy Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Energy Index. The Energy AlphaDEX(TM) Fund may sell stocks that are represented in the Energy Index in anticipation of their removal from the Energy Index or purchase stocks not represented in the Energy Index in anticipation of their addition to the Energy Index.


INDEX CONSTRUCTION
The Energy Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of approximately 1,000 of the largest stocks within the Russell 3000(R)

_______________________________________________________________________________
                                       13

Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The Energy Index was created and trademarked by the AMEX on April 11, 2007. As of October 31, 2007, the Russell 1000(R) Index consisted of 1,004 stocks and the Energy Index consisted of 56 stocks.

The Energy Index is constructed by the AMEX in the following manner:

         1. The AMEX begins with the universe of stocks in the Russell 1000(R) Index.

         2a. The AMEX ranks all stocks in the above universe using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

         2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive the rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.

         3. The AMEX then ranks those stocks contained in the energy sector (the members of the Russell 1000(R) Integrated Oils Index and Russell 1000(R) Other Energy Index) according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

         4. The top 75% of the stocks contained in the energy sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15
     (6.7%), respectively. Stocks are equally weighted within each quintile.

The Energy Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the fourth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Energy Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Energy Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Energy Index.


PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk is inherent in all investing. The Shares of the Energy AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Energy AlphaDEX(TM) Fund. The Energy AlphaDEX(TM) Fund may not achieve its objective. An investment in the Energy AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Energy AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Energy AlphaDEX(TM) Fund.

_______________________________________________________________________________
                                        14

MARKET RISK
One of the principal risks of investing in the Energy AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Energy AlphaDEX(TM) Fund, Shares of the Energy AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


INDEX TRACKING RISK
You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Energy Index.


NON-CORRELATION RISK
The Energy AlphaDEX(TM) Fund's return may not match the return of the Energy Index for a number of reasons. For example, the Energy AlphaDEX(TM) Fund incurs operating expenses not applicable to the Energy Index, and may incur costs in buying and selling securities, especially when rebalancing the Energy AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Energy Index. In addition, the Energy AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Energy Index or the ratios between the securities included in the Energy Index.

The Energy AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Energy AlphaDEX(TM) Fund or reserves of cash held by the Energy AlphaDEX(TM) Fund to meet redemptions and expenses. If the Energy AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Energy Index, as would be the case if it purchased all of the stocks in the Energy Index with the same weightings as the Energy Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Energy AlphaDEX(TM) Fund's performance and the performance of the Energy Index, there can be no assurance that the Energy AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Energy AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Energy Index.


REPLICATION MANAGEMENT RISK
The Energy AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Energy Index. As a result of this policy, securities held by the Energy AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Energy AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Energy Index.


INTELLECTUAL PROPERTY RISK.
The Energy AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Energy AlphaDEX(TM) Fund to use its corresponding equity index in the StrataQuant(TM) Series and the Intellectual Property in connection with the name and investment strategies of the Energy AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Energy AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Energy AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Energy AlphaDEX(TM) Fund.

_______________________________________________________________________________
                                        15

ISSUER SPECIFIC CHANGES RISK.
The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.


CONCENTRATION RISK.
The Energy AlphaDEX(TM) Fund will be concentrated in the securities of a given industry if the Energy Index is concentrated in such industry. A concentration makes the Energy AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry and may subject the Energy AlphaDEX(TM) Fund to greater market risk than more diversified funds.


NON-DIVERSIFICATION RISK.
The Energy AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Energy AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code. Because the Energy AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Energy AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.


ENERGY SECTOR RISK.
The Energy AlphaDEX(TM) Fund invests in the securities of companies in the energy sector. The companies in the energy sector include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico will also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. and Russian crude oil production will likely lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.


SMALL CAP AND MID CAP COMPANY RISK
The Energy AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.


_______________________________________________________________________________
                                        16

                    First Trust Financials AlphaDEX(TM) Fund
                 Investment Objective, Strategies and Risks


INVESTMENT OBJECTIVE
The First Trust Financials AlphaDEX(TM) Fund (the "Financials AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Financials AlphaDEX(TM) Fund's fees and expenses) of an equity index called the StrataQuant(TM) Financials Index (Symbol: STRQFN) (the "Financials Index").


EXCHANGE-LISTED
The Shares are listed and trade on the AMEX under the ticker symbol "FXO."


PRINCIPAL INVESTMENT STRATEGIES
The Financials AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Financials Index. The Financials AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.

The Financials AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Financials Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Financials AlphaDEX(TM) Fund's performance and the performance of the Financials Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Financials AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Financials AlphaDEX(TM) Fund's investment objective, the Financials AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Financials Index in proportion to their weightings in the Financials Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Financials AlphaDEX(TM) Fund may purchase a sample of stocks in the Financials Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Financials Index, purchase securities not in the Financials Index which First Trust believes are appropriate to substitute for certain securities in the Financials Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Financials Index. The Financials AlphaDEX(TM) Fund may sell stocks that are represented in the Financials Index in anticipation of their removal from the Financials Index or purchase stocks not represented in the Financials Index in anticipation of their addition to the Financials Index.


INDEX CONSTRUCTION
The Financials Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of approximately 1,000 of the largest stocks within the Russell 3000(R)


_______________________________________________________________________________
                                        17

Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The Financials Index was created and trademarked by the AMEX on April 11, 2007. As of October 31, 2007, the Russell 1000(R) Index consisted of 1,004 stocks and the Financials Index consisted of 168 stocks.

The Financials Index is constructed by the AMEX in the following manner:

         1. The AMEX begins with the universe of stocks in the Russell 1000(R) Index.

         2a. The AMEX ranks all stocks in the above universe using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

         2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.

         3. The AMEX then ranks those stocks contained in the financials sector (the members of the Russell 1000(R) Financials Services Index) according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

         4. The top 75% of the stocks contained in the financials sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15
     (6.7%), respectively. Stocks are equally weighted within each quintile.

The Financials Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the fourth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Financials Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Financials Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Financials Index.


PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk is inherent in all investing. The Shares of the Financials AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Financials AlphaDEX(TM) Fund. The Financials AlphaDEX(TM) Fund may not achieve its objective. An investment in the Financials AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Financials AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Financials AlphaDEX(TM) Fund.

_______________________________________________________________________________
                                        18

MARKET RISK
One of the principal risks of investing in the Financials AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Financials AlphaDEX(TM) Fund, Shares of the Financials AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


INDEX TRACKING RISK
You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Financials Index.


NON-CORRELATION RISK
The Financials AlphaDEX(TM) Fund's return may not match the return of the Financials Index for a number of reasons. For example, the Financials AlphaDEX(TM) Fund incurs operating expenses not applicable to the Financials Index, and may incur costs in buying and selling securities, especially when rebalancing the Financials AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Financials Index. In addition, the Financials AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Financials Index or the ratios between the securities included in the Financials Index.

The Financials AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Financials AlphaDEX(TM) Fund or reserves of cash held by the Financials AlphaDEX(TM) Fund to meet redemptions and expenses. If the Financials AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Financials Index, as would be the case if it purchased all of the stocks in the Financials Index with the same weightings as the Financials Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Financials AlphaDEX(TM) Fund's performance and the performance of the Financials Index, there can be no assurance that the Financials AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Financials AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Financials Index.


REPLICATION MANAGEMENT RISK
The Financials AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Financials Index. As a result of this policy, securities held by the Financials AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Financials AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Financials Index.


INTELLECTUAL PROPERTY RISK.
The Financials AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Financials AlphaDEX(TM) Fund to use its corresponding equity index in the StrataQuant(TM) Series and the Intellectual Property in connection with the name and investment strategies of the Financials AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Financials AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Financials AlphaDEX(TM) Fund. Accordingly, in the event the license is

_______________________________________________________________________________
                                        19
terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Financials AlphaDEX(TM) Fund.


ISSUER SPECIFIC CHANGES RISK.
The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.


CONCENTRATION RISK.
The Financials AlphaDEX(TM) Fund will be concentrated in the securities of a given industry if the Financial Index is concentrated in such industry.
A concentration makes the Financials AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry and may subject the Financials AlphaDEX(TM) Fund to greater market risk than more diversified funds.


NON-DIVERSIFICATION RISK.
The Financials AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Financials AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code. Because the Financials AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Financials AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.


FINANCIALS SECTOR RISK.
The Financials AlphaDEX(TM) Fund invests in the securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although the barriers which separated the banking, insurance and securities industries were eliminated by legislation, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies are also financial services providers. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Companies involved in the insurance industry are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes, such as hurricanes and earthquakes, acts of terrorism and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

_______________________________________________________________________________
                                        20

The Financials AlphaDEX(TM) Fund may invest in companies that may be affected by the downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. The downturn in the subprime mortgage lending market may have far-reaching consequences into various aspects of the financials sector, and consequently, the value of the Financials AlphaDEX(TM) Fund may decline in response to such developments.


SMALL CAP AND MID CAP COMPANY RISK
The Financials AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

_______________________________________________________________________________
                                        21

                    First Trust Health Care AlphaDEX(TM) Fund
                   Investment Objective, Strategies and Risks


INVESTMENT OBJECTIVE
The First Trust Health Care AlphaDEX(TM) Fund (the "Health Care AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Health Care AlphaDEX(TM) Fund's fees and expenses) of an equity index called the StrataQuant(TM) Health Care Index (Symbol: STRQHC) (the "Health Care Index").


EXCHANGE-LISTED
The Shares are listed and trade on the AMEX under the ticker symbol "FXH."


PRINCIPAL INVESTMENT STRATEGIES
The Health Care AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Health Care Index. The Health Care AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.

The Health Care AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Health Care Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Health Care AlphaDEX(TM) Fund's performance and the performance of the Health Care Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Health Care AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Health Care AlphaDEX(TM) Fund's investment objective, the Health Care AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Health Care Index in proportion to their weightings in the Health Care Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Health Care AlphaDEX(TM) Fund may purchase a sample of stocks in the Health Care Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Health Care Index, purchase securities not in the Health Care Index which First Trust believes are appropriate to substitute for certain securities in the Health Care Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Health Care Index. The Health Care AlphaDEX(TM) Fund may sell stocks that are represented in the Health Care Index in anticipation of their removal from the Health Care Index or purchase stocks not represented in the Health Care Index in anticipation of their addition to the Health Care Index.


INDEX CONSTRUCTION
The Health Care Index is a modified equal-dollar weighted index designed by AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a

_______________________________________________________________________________
                                       22
risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of approximately 1,000 of the largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The Health Care Index was created and trademarked by the AMEX on April 11, 2007. As of October 31, 2007, the Russell 1000(R) Index consisted of 1,004 stocks and the Health Care Index consisted of 72 stocks.

The Health Care Index is constructed by the AMEX in the following manner:

         1. The AMEX begins with the universe of stocks in the Russell 1000(R) Index.

         2a. The AMEX ranks all stocks in the above universe using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

         2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.

         3. The AMEX then ranks those stocks contained in the health care sector (the members of the Russell 1000(R) Health Care Index) according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

         4. The top 75% of the stocks contained in the health care sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15
     (6.7%), respectively. Stocks are equally weighted within each quintile.

The Health Care Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the fourth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Health Care Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Health Care Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Health Care Index.


PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk is inherent in all investing. The Shares of the Health Care AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Health Care AlphaDEX(TM) Fund. The Health Care AlphaDEX(TM) Fund may not achieve its objective. An investment in the Health Care AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Health Care AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Health Care AlphaDEX(TM) Fund.

_______________________________________________________________________________
                                       23

MARKET RISK
One of the principal risks of investing in the Health Care AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Health Care AlphaDEX(TM) Fund, Shares of the Health Care AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


INDEX TRACKING RISK
You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Health Care Index.


NON-CORRELATION RISK
The Health Care AlphaDEX(TM) Fund's return may not match the return of the Health Care Index for a number of reasons. For example, the Health Care AlphaDEX(TM) Fund incurs operating expenses not applicable to the Health Care Index, and may incur costs in buying and selling securities, especially when rebalancing the Health Care AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Health Care Index. In addition, the Health Care AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Health Care Index or the ratios between the securities included in the Health Care Index.

The Health Care AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Health Care AlphaDEX(TM) Fund or reserves of cash held by the Health Care AlphaDEX(TM) Fund to meet redemptions and expenses. If the Health Care AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Health Care Index, as would be the case if it purchased all of the stocks in the Health Care Index with the same weightings as the Health Care Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Health Care AlphaDEX(TM) Fund's performance and the performance of the Health Care Index, there can be no assurance that the Health Care AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Health Care AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Health Care Index.


REPLICATION MANAGEMENT RISK
The Health Care AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Health Care Index. As a result of this policy, securities held by the Health Care AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Health Care AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Health Care Index.


INTELLECTUAL PROPERTY RISK.
The Health Care AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Health Care AlphaDEX(TM) Fund to use its corresponding equity index in the StrataQuant(TM) Series and the Intellectual Property in connection with the name and investment strategies of the Health Care AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Health Care AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Health Care AlphaDEX(TM) Fund. Accordingly, in the event the license is

_______________________________________________________________________________
                                       24
terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund.


ISSUER SPECIFIC CHANGES RISK.
The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.


CONCENTRATION RISK.
The Health Care AlphaDEX(TM) Fund will be concentrated in the securities of a given industry if the Health Care Index is concentrated in such industry.
A concentration makes the Health Care AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry and may subject the Health Care AlphaDEX(TM) Fund to greater market risk than more diversified funds.


NON-DIVERSIFICATION RISK.
The Health Care AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Health Care AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code. Because the Health Care AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Health Care AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.


HEALTH CARE SECTOR RISK.
The Health Care AlphaDEX(TM) Fund invests in the securities of companies in the health care sector. Because companies in the health care sector are involved in medical services or health care including biotechnology research and production, drugs and pharmaceuticals, and health care facilities and services, general problems of these companies include extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.


SMALL CAP AND MID CAP COMPANY RISK
The Health Care AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

_______________________________________________________________________________
                                       25

           First Trust Industrials/Producer Durables AlphaDEX(TM) Fund
                   Investment Objective, Strategies and Risks


INVESTMENT OBJECTIVE
The First Trust Industrials/Producer Durables AlphaDEX(TM) Fund (the "Industrials AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Industrials AlphaDEX(TM) Fund's fees and expenses) of an equity index called the StrataQuant(TM) Industrials Index (Symbol: STRQIN) (the "Industrials Index").


EXCHANGE-LISTED
The Shares are listed and trade on the AMEX under the ticker symbol "FXR."


PRINCIPAL INVESTMENT STRATEGIES
The Industrials AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Industrials Index. The Industrials AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.

The Industrials AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Industrials Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Industrials AlphaDEX(TM) Fund's performance and the performance of the Industrials Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Industrials AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Industrials AlphaDEX(TM) Fund's investment objective, the Industrials AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Industrials Index in proportion to their weightings in the Industrials Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Industrials AlphaDEX(TM) Fund may purchase a sample of stocks in the Industrials Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Industrials Index, purchase securities not in the Industrials Index which First Trust believes are appropriate to substitute for certain securities in the Industrials Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Industrials Index. The Industrials AlphaDEX(TM) Fund may sell stocks that are represented in the Industrials Index in anticipation of their removal from the Industrials Index or purchase stocks not represented in the Industrials Index in anticipation of their addition to the Industrials Index.


INDEX CONSTRUCTION
The Industrials Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index

_______________________________________________________________________________
                                       26
consists of approximately 1,000 of the largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The Industrials Index was created and trademarked by the AMEX on April 11, 2007. As of October 31, 2007, the Russell 1000(R) Index consisted of 1,004 stocks and the Industrials Index consisted of 52 stocks.

The Industrials Index is constructed by the AMEX in the following manner:

         1. The AMEX begins with the universe of stocks in the Russell 1000(R) Index.

         2a. The AMEX ranks all stocks in the above universe using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

         2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.

         3. The AMEX then ranks those stocks contained in the industrials sector (the members of the Russell 1000(R) Producer Durables Index) according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

         4. The top 75% of the stocks contained in the industrials sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15
     (6.7%), respectively. Stocks are equally weighted within each quintile.

The Industrials Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the fourth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Industrials Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Industrials Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Industrials Index.


PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk is inherent in all investing. The Shares of the Industrials AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Industrials AlphaDEX(TM) Fund. The Industrials AlphaDEX(TM) Fund may not achieve its objective. An investment in the Industrials AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Industrials AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Industrials AlphaDEX(TM) Fund.

_______________________________________________________________________________
                                       27

MARKET RISK
One of the principal risks of investing in the Industrials AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Industrials AlphaDEX(TM) Fund, Shares of the Industrials AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


INDEX TRACKING RISK
You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Industrials Index.


NON-CORRELATION RISK
The Industrials AlphaDEX(TM) Fund's return may not match the return of the Industrials Index for a number of reasons. For example, the Industrials AlphaDEX(TM) Fund incurs operating expenses not applicable to the Industrials Index, and may incur costs in buying and selling securities, especially when rebalancing the Industrials AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Industrials Index. In addition, the Industrials AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Industrials Index or the ratios between the securities included in the Industrials Index.

The Industrials AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Industrials AlphaDEX(TM) Fund or reserves of cash held by the Industrials AlphaDEX(TM) Fund to meet redemptions and expenses. If the Industrials AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Industrials Index, as would be the case if it purchased all of the stocks in the Industrials Index with the same weightings as the Industrials Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Industrials AlphaDEX(TM) Fund's performance and the performance of the Industrials Index, there can be no assurance that the Industrials AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Industrials AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Industrials Index.


REPLICATION MANAGEMENT RISK
The Industrials AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Industrials Index. As a result of this policy, securities held by the Industrials AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Industrials
AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Industrials Index.


INTELLECTUAL PROPERTY RISK.
The Industrials AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Industrials AlphaDEX(TM) Fund to use its corresponding equity index in the StrataQuant(TM) Series and the Intellectual Property in connection with the name and investment strategies of the Industrials AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Industrials AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust

_______________________________________________________________________________
                                       28
and the Industrials AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Industrials AlphaDEX(TM) Fund.


ISSUER SPECIFIC CHANGES RISK.
The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.


CONCENTRATION RISK.
The Industrials AlphaDEX(TM) Fund will be concentrated in the securities of a given industry if the Industrials Index is concentrated in such industry. A concentration makes the Industrials AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry and may subject the Industrials AlphaDEX(TM) Fund to greater market risk than more diversified funds.


NON-DIVERSIFICATION RISK.
The Industrials AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Industrials AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code. Because the Industrials AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Industrials AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.


INDUSTRIALS AND PRODUCER DURABLES SECTORS RISK.
The Industrials AlphaDEX(TM) Fund invests in the securities of companies in the industrials and producer durables sectors. Many companies in these sectors convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in these sectors are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.


SMALL CAP AND MID CAP COMPANY RISK
The Industrials AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

_______________________________________________________________________________
                                       29

                     First Trust Materials AlphaDEX(TM) Fund
                  Investment Objective, Strategies and Risks


INVESTMENT OBJECTIVE
The First Trust Materials AlphaDEX(TM) Fund (the "Materials AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Materials AlphaDEX(TM) Fund's fees and expenses) of an equity index called the StrataQuant(TM) Materials Index (Symbol: STRQMT) (the "Materials Index").


EXCHANGE-LISTED
The Shares are listed and trade on the AMEX under the ticker symbol "FXZ."


PRINCIPAL INVESTMENT STRATEGIES
The Materials AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Materials Index. The Materials AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.

The Materials AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Materials Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Materials AlphaDEX(TM) Fund's performance and the performance of the Materials Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Materials AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Materials AlphaDEX(TM) Fund's investment objective, the Materials AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Materials Index in proportion to their weightings in the Materials Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Materials AlphaDEX(TM) Fund may purchase a sample of stocks in the Materials Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Materials Index, purchase securities not in the Materials Index which First Trust believes are appropriate to substitute for certain securities in the Materials Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Materials Index. The Materials AlphaDEX(TM) Fund may sell stocks that are represented in the Materials Index in anticipation of their removal from the Materials Index or purchase stocks not represented in the Materials Index in anticipation of their addition to the Materials Index.


INDEX CONSTRUCTION
The Materials Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a

_______________________________________________________________________________
                                       30
risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of approximately 1,000 of the largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The Materials Index was created and trademarked by the AMEX on April 11, 2007. As of October 31, 2007, the Russell 1000(R) Index consisted of 1,004 stocks and the Materials Index consisted of 63 stocks.

The Materials Index is constructed by the AMEX in the following manner:

         1. The AMEX begins with the universe of stocks in the Russell 1000(R) Index.

         2a. The AMEX ranks all stocks in the above universe using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

         2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.

         3. The AMEX then ranks those stocks contained in the materials sector (the members of the Russell 1000(R) Materials and Processing Index) according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

         4. The top 75% of the stocks contained in the materials sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15
     (6.7%), respectively. Stocks are equally weighted within each quintile.

The Materials Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the fourth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Materials Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Materials Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Materials Index.


PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk is inherent in all investing. The Shares of the Materials AlphaDEX(TM) Fund will change in value, and loss of money is a risk by investing in the Materials AlphaDEX(TM) Fund. The Materials AlphaDEX(TM) Fund may not achieve its objective. An investment in the Materials AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Materials AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Materials AlphaDEX(TM) Fund.

_______________________________________________________________________________
                                       31

MARKET RISK
One of the principal risks of investing in the Materials AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Materials AlphaDEX(TM) Fund, Shares of the Materials AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


INDEX TRACKING RISK
You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Materials Index.


NON-CORRELATION RISK
The Materials AlphaDEX(TM) Fund's return may not match the return of the Materials Index for a number of reasons. For example, the Materials AlphaDEX(TM) Fund incurs operating expenses not applicable to the Materials Index, and may incur costs in buying and selling securities, especially when rebalancing the Materials AlphaDEX(TM) Fund's portfolios holdings to reflect changes in the composition of the Materials Index. In addition, the Materials AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Materials Index or the ratios between the securities included in the Materials Index.

The Materials AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Materials AlphaDEX(TM) Fund or reserves of cash held by the Materials AlphaDEX(TM) Fund to meet redemptions and expenses. If the Materials AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Materials Index, as would be the case if it purchased all of the stocks in the Materials Index with the same weightings as the Materials Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Materials AlphaDEX(TM) Fund's performance and the performance of the Materials Index, there can be no assurance that the Materials AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Materials AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Materials Index.


REPLICATION MANAGEMENT RISK
The Materials AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Materials Index. As a result of this policy, securities held by the Materials AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Materials AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Materials Index.


INTELLECTUAL PROPERTY RISK.
The Materials AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Materials AlphaDEX(TM) Fund to use its corresponding equity index in the StrataQuant(TM) Series and the Intellectual Property in connection with the name and investment strategies of the Materials AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Materials AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Materials AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated

_______________________________________________________________________________
                                       32
or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Materials AlphaDEX(TM) Fund.


ISSUER SPECIFIC CHANGES RISK.
The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.


CONCENTRATION RISK.
The Materials AlphaDEX(TM) Fund will be concentrated in the securities of a given industry if the Materials Index is concentrated in such industry. A concentration makes the Materials AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry and may subject the Materials AlphaDEX(TM) Fund to greater market risk than more diversified funds.


NON-DIVERSIFICATION RISK.
The Materials AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Materials AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code. Because the Materials AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Materials AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.


MATERIALS SECTOR RISK.
The Materials AlphaDEX(TM) Fund invests in the securities of companies in the materials sector. Because companies in the materials sector are involved in the extracting or processing of raw materials, general risks of these companies include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.


SMALL CAP AND MID CAP COMPANY RISK
The Materials AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

_______________________________________________________________________________
                                      33

                    First Trust Technology AlphaDEX(TM) Fund
                   Investment Objective, Strategies and Risks


INVESTMENT OBJECTIVE
The First Trust Technology AlphaDEX(TM) Fund (the "Technology AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Technology AlphaDEX(TM) Fund's fees and expenses) of an equity index called the StrataQuant(TM) Technology Index (Symbol: STRQTC) (the "Technology Index").


EXCHANGE-LISTED
The Shares are listed and trade on the AMEX under the ticker symbol "FXL."


PRINCIPAL INVESTMENT STRATEGIES
The Technology AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Technology Index. The Technology AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.

The Technology AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Technology Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Technology AlphaDEX(TM) Fund's performance and the performance of the Technology Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Technology AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Technology AlphaDEX(TM) Fund's investment objective, the Technology AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Technology Index in proportion to their weightings in the Technology Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Technology AlphaDEX(TM) Fund may purchase a sample of stocks in the Technology Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Technology Index, purchase securities not in the Technology Index which First Trust believes are appropriate to substitute for certain securities in the Technology Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Technology Index. The Technology AlphaDEX(TM) Fund may sell stocks that are represented in the Technology Index in anticipation of their removal from the Technology Index or purchase stocks not represented in the Technology Index in anticipation of their addition to the Technology Index.


INDEX CONSTRUCTION
The Technology Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a

_______________________________________________________________________________
                                       34
risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of approximately 1,000 of the largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The Technology Index was created and trademarked by the AMEX on April 11, 2007. As of October 31, 2007, the Russell 1000(R) Index consisted of 1,004 stocks and the Technology Index consisted of 76 stocks.

The Technology Index is constructed by the AMEX in the following manner:

         1. The AMEX begins with the universe of stocks in the Russell 1000(R) Index.

         2a. The AMEX ranks all stocks in the above universe using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

         2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.

         3. The AMEX then ranks those stocks contained in the technology sector (the members of the Russell 1000(R) Technology Index) according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

         4. The top 75% of the stocks contained in the technology sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15
     (6.7%), respectively. Stocks are equally weighted within each quintile.

The Technology Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the fourth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Technology Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Technology Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Technology Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk is inherent in all investing. The Shares of the Technology AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Technology AlphaDEX(TM) Fund. The Technology AlphaDEX(TM) Fund may not achieve its objective. An investment in the Technology AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Technology AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Technology AlphaDEX(TM) Fund.

_______________________________________________________________________________
                                      35

MARKET RISK
One of the principal risks of investing in the Technology AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Technology AlphaDEX(TM) Fund, Shares of the Technology AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


INDEX TRACKING RISK
You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Technology Index.


NON-CORRELATION RISK
The Technology AlphaDEX(TM) Fund's return may not match the return of the Technology Index for a number of reasons. For example, the Technology AlphaDEX(TM) Fund incurs operating expenses not applicable to the Technology Index, and may incur costs in buying and selling securities, especially when rebalancing the Technology AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Technology Index. In addition, the Technology AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Technology Index or the ratios between the securities included in the Technology Index.

The Technology AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Technology AlphaDEX(TM) Fund or reserves of cash held by the Technology AlphaDEX(TM) Fund to meet redemptions and expenses. If the Technology AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Technology Index, as would be the case if it purchased all of the stocks in the Technology Index with the same weightings as the Technology Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Technology AlphaDEX(TM) Fund's performance and the performance of the Technology Index, there can be no assurance that the Technology AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Technology AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Technology Index.


REPLICATION MANAGEMENT RISK
The Technology AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Technology Index. As a result of this policy, securities held by the Technology AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Technology AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Technology Index.


INTELLECTUAL PROPERTY RISK.
The Fund relies on a license and related sublicense that permits the Technology AlphaDEX(TM) Fund to use its corresponding equity index in the StrataQuant(TM) Series and the Intellectual Property in connection with the name and investment strategies of the Technology AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Technology AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Technology AlphaDEX(TM) Fund. Accordingly, in the event the license is

_______________________________________________________________________________
                                       36
terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Technology AlphaDEX(TM) Fund.


ISSUER SPECIFIC CHANGES RISK.
The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.


CONCENTRATION RISK.
The Technology AlphaDEX(TM) Fund will be concentrated in the securities of a given industry if the Technology Index is concentrated in such industry.
A concentration makes the Technology AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry and may subject the Technology AlphaDEX(TM) Fund to greater market risk than more diversified funds.


NON-DIVERSIFICATION RISK.
The Technology AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Technology AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code. Because the Technology AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Technology AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.


TECHNOLOGY SECTOR RISK.
The Technology AlphaDEX(TM) Fund invests in the securities of companies in the technology sector. Because companies in the technology sector serve the electronics and computer industries or manufacture products based on the latest applied science, general risks of these companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance. Also, the stocks of many technology companies have exceptionally high price-to-earning ratios with little or no earnings histories.


SMALL CAP AND MID CAP COMPANY RISK
The Technology AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

_______________________________________________________________________________
                                       37

                     First Trust Utilities AlphaDEX(TM) Fund
                   Investment Objective, Strategies and Risks


INVESTMENT OBJECTIVE
The First Trust Utilities AlphaDEX(TM) Fund (the "Utilities AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Utilities AlphaDEX(TM) Fund's fees and expenses) of an equity index called the StrataQuant(TM) Utilities Index (Symbol: STRQUT) (the "Utilities Index").


EXCHANGE-LISTED
The Shares are listed and trade on the AMEX under the ticker symbol "FXU."


PRINCIPAL INVESTMENT STRATEGIES
The Utilities AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Utilities Index. The Utilities AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.

The Utilities AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Utilities Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Utilities AlphaDEX(TM) Fund's performance and the performance of the Utilities Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Utilities AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Utilities AlphaDEX(TM) Fund's investment objective, the Utilities AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Utilities Index in proportion to their weightings in the Utilities Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Utilities AlphaDEX(TM) Fund may purchase a sample of stocks in the Utilities Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Utilities Index, purchase securities not in the Utilities Index which First Trust believes are appropriate to substitute for certain securities in the Utilities Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Utilities Index. The Utilities AlphaDEX(TM) Fund may sell stocks that are represented in the Utilities Index in anticipation of their removal from the Utilities Index or purchase stocks not represented in the Utilities Index in anticipation of their addition to the Utilities Index.


INDEX CONSTRUCTION
The Utilities Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of approximately 1,000 of the largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98%

_______________________________________________________________________________
                                       38
of the U.S. market. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The Utilities Index was created and trademarked by the AMEX on April 11, 2007. As of October 31, 2007, the Russell 1000(R) Index consisted of 1,004 stocks and the Utilities Index consisted of 55 stocks.

The Utilities Index is constructed by the AMEX in the following manner:

         1. The AMEX begins with the universe of stocks in the Russell 1000(R) Index.

         2a. The AMEX ranks all stocks in the above universe using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

         2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.

         3. The AMEX then ranks those stocks contained in the utilities sector (the members of the Russell 1000(R) Utilities Index) according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

         4. The top 75% of the stocks contained in the utilities sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15
     (6.7%), respectively. Stocks are equally weighted within each quintile.

The Utilities Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the fourth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Utilities Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Utilities Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Utilities Index.


PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk is inherent in all investing. The Shares of the Utilities AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Utilities AlphaDEX(TM) Fund. The Utilities AlphaDEX(TM) Fund may not achieve its objective. An investment in the Utilities AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Utilities AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Utilities AlphaDEX(TM) Fund.

_______________________________________________________________________________
                                      39

MARKET RISK
One of the principal risks of investing in the Utilities AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Utilities AlphaDEX(TM) Fund, Shares of the Utilities AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


INDEX TRACKING RISK
You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Utilities Index.


NON-CORRELATION RISK
The Utilities AlphaDEX(TM) Fund's return may not match the return of the Utilities Index for a number of reasons. For example, the Utilities AlphaDEX(TM) Fund incurs operating expenses not applicable to the Utilities Index, and may incur costs in buying and selling securities, especially when rebalancing the Utilities AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Utilities Index. In addition, the Utilities AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Utilities Index or the ratios between the securities included in the Utilities Index.

The Utilities AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Utilities AlphaDEX(TM) Fund or reserves of cash held by the Utilities AlphaDEX(TM) Fund to meet redemptions and expenses. If the Utilities AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Utilities Index, as would be the case if it purchased all of the stocks in the Utilities Index with the same weightings as the Utilities Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Utilities AlphaDEX(TM) Fund's performance and the performance of the Utilities Index, there can be no assurance that the Utilities AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Utilities AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Utilities Index.


REPLICATION MANAGEMENT RISK
The Utilities AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Utilities Index. As a result of this policy, securities held by the Utilities AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Utilities AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Utilities Index.


INTELLECTUAL PROPERTY RISK.
The Utilities AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Utilities AlphaDEX(TM) Fund to use its corresponding equity index in the StrataQuant(TM) Series and the Intellectual Property in connection with the name and investment strategies of the Utilities AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Utilities AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Utilities AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Utilities AlphaDEX(TM) Fund.

_______________________________________________________________________________
                                      40

ISSUER SPECIFIC CHANGES RISK.
The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.


CONCENTRATION RISK.
The Utilities AlphaDEX(TM) Fund will be concentrated in a given industry if the Utilities Index is concentrated in such industry. A concentration makes the Utilities AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry and may subject the Utilities AlphaDEX(TM) Fund to greater market risk than more diversified funds.


NON-DIVERSIFICATION RISK.
The Utilities AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Utilities AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code. Because the Utilities AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Utilities AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.


UTILITIES SECTOR RISK.
The Utilities AlphaDEX(TM) Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.


SMALL CAP AND MID CAP COMPANY RISK
The Utilities AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

_______________________________________________________________________________
                                       41

HOW THE FUNDS HAVE PERFORMED
The Funds have not yet operated for a full calendar year and therefore, performance information is not included in this section of the Prospectus. However, see "Total Return Information" for performance information regarding the Funds.


WHAT ARE THE COSTS OF INVESTING?
The following table describes the estimated fees and expenses you may pay when you buy or sell Creation Units of each Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

                      Consumer         Consumer
                      Discretionary    Staples        Energy         Financials     Health Care    Industrials    Materials
                      AlphaDEX(TM)     AlphaDEX(TM)   AlphaDEX(TM)   AlphaDEX(TM)   AlphaDEX(TM)   AlphaDEX(TM)   AlphaDEX(TM)
                      Fund             Fund           Fund           Fund           Fund           Fund           Fund
Shareholder Fees
(paid directly by
Authorized
Participants)
Sales charges
(loads)               None             None           None           None           None           None           None

Standard
transaction fee
 per order(1)         $1,000           $500           $500           $1,000         $500           $500           $500

Additional            Up to 3          Up to 3        Up to 3        Up to 3        Up to 3        Up to 3        Up to 3
transaction           times the        times the      times the      times the      times the      times the      times the
charge if settled     standard         standard       standard       standard       standard       standard       standard
outside of the        transaction      transaction    transaction    transaction    transaction    transaction    transaction
usual process         fee              fee            fee            fee            fee            fee            fee
through the
Continuous Net
Settlement System
of the National
Securities
Clearing
Corporation(1)

---------------------------------------------------------------------------------------------------------------------------------

Annual Fund
Operating
Expenses(2)
(Expenses that
are deducted
from the Fund's
assets)
---------------

Management Fees       0.50%            0.50%          0.50%          0.50%          0.50%          0.50%          0.50%

Distribution and
Service (12b-1)
Fees(3)               0.00%            0.00%          0.00%          0.00%          0.00%          0.00%          0.00%

Other Expenses(4)     4.76%            3.90%          4.02%          4.84%          4.80%          4.28%          4.00%

Total Annual Fund
Operating Expenses    5.26%            4.40 %         4.52%          5.34%          5.30%          4.78%          4.50%

Fee Waivers
and Expense
Reimbursement(5)      4.56%            3.70%          3.82%          4.64%          4.60%          4.08%          3.80%

Total Net Annual
Operating Expenses    0.70%            0.70%          0.70%          0.70%          0.70%          0.70%          0.70%



                      Technology     Utilities
                      AlphaDEX(TM)   AlphaDEX(TM)
                      Fund           Fund
Shareholder Fees
(paid directly by
Authorized
Participants)
Sales charges
(loads)               None           None

Standard
transaction fee
 per order(1)         $500           $500

Additional            Up to 3        Up to 3
transaction           times the      times the
charge if settled     standard       standard
outside of the        transaction    transaction
usual process         fee            fee
through the
Continuous Net
Settlement System
of the National
Securities
Clearing
Corporation(1)

---------------------------------------------------

Annual Fund
Operating
Expenses(2)
(Expenses that
are deducted
from the Fund's
assets)
---------------

Management Fees       0.50%          0.50%

Distribution and
Service (12b-1)
Fees(3)               0.00%          0.00%

Other Expenses(4)     4.45%          4.24%

Total Annual Fund
Operating Expenses    4.95%          4.74%

Fee Waivers
and Expense
Reimbursement(5)      4.25%          4.04%

Total Net Annual
Operating Expenses    0.70%          0.70%

_______________________________________________________________________________
                                       42

EXAMPLE
This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of each of the Funds or customary brokerage commissions that you pay when purchasing or selling Shares of each of the Funds in the secondary market.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be as set forth in the table below:

FUND                                                    1 YEAR       3 YEARS      5 YEARS     10 YEARS
Consumer Discretionary AlphaDEX(TM)  Fund                $ 72        $1,166       $2,255       $4,952
Consumer Staples AlphaDEX(TM)  Fund                        72           995        1,929        4,315
Energy AlphaDEX(TM)  Fund                                  72         1,019        1,975        4,407
Financials AlphaDEX(TM)  Fund                              72         1,182        2,284        5,008
Health Care AlphaDEX(TM)  Fund                             72         1,174        2,269        4,980
Industrials AlphaDEX(TM)  Fund                             72         1,071        2,075        4,603
Materials AlphaDEX(TM)  Fund                               72         1,015        1,968        4,392
Technology AlphaDEX(TM)  Fund                              72         1,105        2,139        4,729
Utilities AlphaDEX(TM)  Fund                               72         1,063        2,059        4,573

-------------

 (1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,000 for the Consumer Discretionary AlphaDEX(TM) Fund (assuming 101 to 200 different securities in a Creation Unit); $500 for the Consumer Staples AlphaDEX(TM) Fund (assuming 1 to 100 different securities in a Creation Unit); $500 for the Energy AlphaDEX(TM) Fund (assuming 1 to 100 different securities in a Creation
    Unit); $1,000 for the Financials AlphaDEX(TM) Fund (assuming 101 to 200 different securities in a Creation Unit); $500 for the Health Care AlphaDEX(TM) Fund (assuming 1 to 100 different securities in a Creation
    Unit); $500 for the Industrials AlphaDEX(TM) Fund (assuming 1 to 100 different securities in a Creation Unit); $500 for the Materials AlphaDEX(TM) Fund (assuming 1 to 100 different securities in a Creation
    Unit); $500 for the Technology AlphaDEX(TM) Fund (assuming 1 to 100 different securities in a Creation Unit); and $500 for the Utilities AlphaDEX(TM) Fund (assuming 1 to 100 different securities in a Creation
    Unit). However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.
 (2) Expressed as a percentage of average daily net assets.
 (3) Each Fund has adopted a distribution and service (12b-1) plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by a Fund and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2009.
 (4) Other Expenses are based on estimated expenses for the current fiscal year.
 (5) First Trust has agreed to waive fees and/or pay each Fund's expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average net assets per year, at least until May 10, 2009. Expenses borne by First Trust are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund at any time if it would result in such Fund's expenses exceeding 0.70% of average daily net assets per year.

_______________________________________________________________________________
                                       43

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Funds issue and redeem Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units, called "Authorized Participants" ("APs"), can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth on the expense table for each purchase transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth on the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that a Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated:

FUND                                                    1 YEAR      3 YEARS      5 YEARS      10 YEARS
Consumer Discretionary AlphaDEX(TM)  Fund               $9,151      $118,589     $227,459     $497,167
Consumer Staples AlphaDEX(TM)  Fund                      8,151       100,486      193,933      432,500
Energy AlphaDEX(TM)  Fund                                8,151       102,891      198,043      441,719
Financials AlphaDEX(TM)  Fund                            9,151       120,164      230,425      502,812
Health Care AlphaDEX(TM)  Fund                           8,151       118,377      227,943      498,996
Industrials AlphaDEX(TM)  Fund                           8,151       108,081      208,451      461,316
Materials AlphaDEX(TM)  Fund                             8,151       102,490      197,776      440,191
Technology AlphaDEX(TM)  Fund                            8,151       111,459      214,871      473,854
Utilities AlphaDEX(TM)  Fund                             8,151       107,284      206,934      458,334

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of a Fund and do not impact a Fund's expense ratio.



                        ADDITIONAL INVESTMENT STRATEGIES
Each of the policies described herein is a non-fundamental policy of each Fund that may be changed by the Board of Trustees of the Trust without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Objective and Policies."

_______________________________________________________________________________
                                       44

EQUITY SECURITIES
The Funds invest primarily in equity securities of U.S. issuers. Eligible equity securities include common stocks and warrants to purchase common stocks. In addition, the Funds may invest in equity securities of non-U.S. issuers listed on any national exchange if such securities are included in the applicable equity index in the StrataQuant(TM) Series, including depositary receipts that represent non-U.S. common stocks deposited with a custodian.


SHORT-TERM INVESTMENTS
The Funds may invest in cash equivalents or other short-term investments, including U.S. government securities, commercial paper, repurchase agreements, money-market funds or similar fixed-income securities with remaining maturities of one year or less. For more information on short-term investments, see the SAI.


FUTURES AND OPTIONS
The Funds may use various investment strategies designed to hedge against changes in the values of securities the Funds own or expect to purchase or to hedge against interest rate or currency exchange rate changes. The securities used to implement these strategies include financial futures contracts, options, forward contracts, options on financial futures and stock index options.


DELAYED DELIVERY SECURITIES
The Funds may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the securities to be purchased may decline before the settlement date.


DISCLOSURE OF PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is included in the Fund's SAI.



                   ADDITIONAL RISKS OF INVESTING IN THE FUNDS
Risk is inherent in all investing. Investing in each Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that each Fund will meet its stated objective. Before you invest, you should consider the following risks.


TRADING ISSUES
Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

_______________________________________________________________________________
                                       45

FLUCTUATION OF NET ASSET VALUE
The NAV of Shares of each Fund will generally fluctuate with changes in the market value of each Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on the AMEX. First Trust cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Funds trading individually or in the aggregate at any point in time. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), First Trust believes that large discounts or premiums to the NAV of Shares should not be sustained.


INFLATION
Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of the Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.


NON-U.S. INVESTMENT
The Funds may invest in non-U.S. securities publicly traded in the United States. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in non-U.S. securities include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in non-U.S. currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.


INVESTMENT STRATEGY
Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in each Fund's corresponding equity index in the StrataQuant(TM) Series. As a result of this policy, securities held by a Fund will generally not be bought or sold in response to market fluctuations. This policy may subject investors to greater market risk than other mutual funds.



                                FUND ORGANIZATION
Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board of Trustees (the "Board") is responsible for its overall management and direction. The Board elects the Trust's officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.

_______________________________________________________________________________
                                       46

                             MANAGEMENT OF THE FUNDS
First Trust Advisors L.P. ("First Trust"), 1001 Warrenville Road, Lisle, Illinois 60532, is the investment adviser to the Funds. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the portfolios.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board of Trustees of the Trust.

First Trust serves as adviser or sub-adviser for 25 mutual fund portfolios, 36 exchange-traded fund portfolios and 14 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by FTP, 1001 Warrenville Road, Lisle, Illinois 60532. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the Shares of each Fund.

There is no one individual primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of a committee (the "Investment Committee"). The Investment Committee consists of Daniel J. Lindquist, Robert F. Carey, Jon C. Erickson, David G. McGarel, Roger F. Testin and Stan Ueland. Mr. Lindquist rejoined First Trust as a Vice President in April 2004 after serving as Chief Operating Officer of Mina Capital Management LLC from January 2004 to April 2004 and Samaritan Asset Management Services, Inc. from April 2000 to January 2004 and has been a Senior Vice President of First Trust and FTP since September 2005. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of the Fund's investment strategies. Mr. Carey is the Chief Investment Officer and Senior Vice President of First Trust and Senior Vice President of FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. Since November 2003, Mr. Testin has been a Senior Vice President of First Trust and FTP. From August 2001 to November 2003, Mr. Testin was a Vice President of First Trust and FTP. Prior to joining First Trust, Mr. Testin was an analyst for Dolan Capital Management. Mr. Testin is the head of First Trust's Portfolio Management Group. Mr. Ueland has been a Vice President of First Trust and FTP since August 2005. At First Trust, he plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust. Before joining First Trust, Mr. Ueland was vice president of sales at BondWave LLC from May 2004 through August 2005, an account executive for Mina Capital Management LLC and Samaritan Asset Management Services, Inc. from January 2003 through May 2004, and a sales consultant at Oracle Corporation from January 1997 through January 2003. For additional information concerning First Trust, including a description of the services

_______________________________________________________________________________
                                       47
provided to the Funds, see the Funds' SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of Shares of the Funds.

The table below sets forth the annual management fee that First Trust receives from each Fund. Due to expense reimbursements, none of the Funds paid a management fee for the period ended July 31, 2007. A discussion regarding the approval of the Investment Management Agreement is available in the Funds' Annual Report to Shareholders for the period ended July 31, 2007. FUND ANNUAL MANAGEMENT FEE Consumer Discretionary AlphaDEX(TM) Fund 0.50% of average daily net assets Consumer Staples AlphaDEX(TM) Fund 0.50% of average daily net assets Energy AlphaDEX(TM) Fund 0.50% of average daily net assets Financials AlphaDEX(TM) Fund 0.50% of average daily net assets Health Care AlphaDEX(TM) Fund 0.50% of average daily net assets Industrials AlphaDEX(TM) Fund 0.50% of average daily net assets Materials AlphaDEX(TM) Fund 0.50% of average daily net assets Technology AlphaDEX(TM) Fund 0.50% of average daily net assets Utilities AlphaDEX(TM) Fund 0.50% of average daily net assets



Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, paying for its sublicensing fees related to each Fund's corresponding equity index in the StrataQuant(TM) Series, any distribution fees or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.70% of average daily net assets per year, at least until May 10, 2009. Expenses borne by First Trust are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund at any time if it would result in such Fund's expenses exceeding 0.70% of average daily net assets per year.



                           HOW TO BUY AND SELL SHARES
Shares will be issued or redeemed by the Funds at NAV per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds will be listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-Share price differential. When buying or selling Shares through a broker, you should expect to incur customary brokerage commissions,

_______________________________________________________________________________
                                       48
you may receive less than the NAV of the Shares, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from a Fund, and shareholders may tender their Shares for redemption directly to such Fund, only in Creation Units of 50,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

For the purpose of the 1940 Act, each Fund is treated as a registered investment company, and the acquisition of Shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Funds, has received an exemptive order from the Securities and Exchange Commission that permites certain registered investment companies to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, inlucding that any such investment companies enter into such agreements with a Fund regarding the terms of any investment.


BOOK ENTRY
Shares are held in book-entry form, which means that no Share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of Share certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.


SHARE TRADING PRICES
The trading prices of Shares of a Fund on the AMEX may differ from such Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX disseminates the approximate value of Shares of the Funds every 15 seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.


FREQUENT PURCHASES AND REDEMPTIONS OF THE FUNDS' SHARES
Each Fund imposes no restrictions on the frequency of purchases and redemptions ("market timing"). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by each Fund's shareholders. The Board considered that, unlike traditional mutual funds, the

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                                       49

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Funds issue and redeem their Shares at NAV per Share for a basket of securities intended to mirror a Fund's portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the AMEX at prevailing market prices. The Board noted that a Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in a Fund's trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. The Funds impose transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by a Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund's trading costs increase in those circumstances. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds' shareholders and (b) any attempts to market time the Funds by shareholders would not be expected to negatively impact the Funds or their shareholders.



                   CREATIONS, REDEMPTIONS AND TRANSACTION FEES
Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Funds must have entered into an AP agreement with the Funds' distributor and transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchases and redemptions of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.


PURCHASE
In order to purchase Creation Units of the Funds, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in each Fund's corresponding equity index in the StrataQuant(TM) Series (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Funds' custodian through the facilities of the National Securities Clearing Corporation ("NSCC"), immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through an AP which is either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process"), or (ii) a participant of DTC ("DTC Participant") that has entered into an AP agreement with the Funds' distributor and transfer agent, with respect to purchases and redemptions of Creation Units of each Fund. All orders must be placed for one or more whole Creation Units of Shares of the

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                                       50

Funds and must be received by the Funds' transfer agent in proper form no later than the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the Funds' transfer agent no later than 3:00 p.m., Eastern time. A custom order may be placed by an AP in the event that a Fund permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Purchasers of Creation Units must pay a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

   NUMBER OF SECURITIES             CREATION
    IN A CREATION UNIT          TRANSACTION FEE
           1-100                      $500
         101-200                    $1,000
         201-300                    $1,500
         301-400                    $2,000
         401-500                    $2,500
         501-600                    $3,000
         601-700                    $3,500


The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the Clearing Process (I.E., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the SAI. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of each Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with a Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.


LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS
An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

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                                       51

REDEMPTION
The Funds' custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of each Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the Funds' transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to a Fund equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming AP. Investors should expect to incur customary brokerage commissions in connection with assembling a sufficient number of Shares of a Fund to constitute a redeemable Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

An order to redeem Creation Units of a Fund may only be effected by or through an AP. An order to redeem must be placed for one or more whole Creation Units and must be received by the Funds' transfer agent in proper form no later than the Closing Time in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the Funds' transfer agent no later than 3:00 p.m., Eastern time.

Parties redeeming Creation Units must pay a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

   NUMBER OF SECURITIES            REDEMPTION
    IN A CREATION UNIT          TRANSACTION FEE
          1-100                      $500
        101-200                    $1,000
        201-300                    $1,500
        301-400                    $2,000
        401-500                    $2,500
        501-600                    $3,000
        601-700                    $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, a Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

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                                       52

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends from net investment income, if any, are declared and paid semi-annually. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Such Shares will generally be reinvested by the broker based upon the market price of those Shares and investors may be subject to customary brokerage commissions charged by the broker.



                               FEDERAL TAX MATTERS
This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Funds. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Funds was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax adviser.


FUND STATUS
Each Fund intends to qualify as a "regulated investment company" under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.


DISTRIBUTIONS
The Funds' distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of a Fund into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from

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                                       53
a Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.


DIVIDENDS RECEIVED DEDUCTION
A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Funds because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Funds from certain corporations may be designated by the Funds as being eligible for the dividends received deduction.


CAPITAL GAINS AND LOSSES AND CERTAIN ORDINARY INCOME DIVIDENDS
If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from regulated investment companies such as the Funds are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Funds themselves. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Funds will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.


SALE OF SHARES
If you sell your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

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                                       54

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS
If you exchange equity securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the Cash Component paid. If you exchange Creation Units for equity securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.


DEDUCTIBILITY OF FUND EXPENSES
Expenses incurred and deducted by the Funds will generally not be treated as income taxable to you.


NON-U.S. TAX CREDIT
If a Fund invests in any non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes a Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes a Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.


NON-U.S. INVESTORS
If you are a non-U.S. investor (I.E., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which the Fund designates as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly designated by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of the Fund beginning prior to 2008, distributions from the Fund that are properly designated by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Funds make certain elections and certain other conditions are met.



                                DISTRIBUTION PLAN
FTP serves as the distributor of Creation Units for the Funds on an agency basis. FTP does not maintain a secondary market in Shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other

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                                       55
persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2009. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Funds' assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.



                                 NET ASSET VALUE
Each Fund's NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for a Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets are generally valued as set forth below. Common stocks and other equity securities listed on any national or non-U.S. exchange will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there are no transactions on the valuation date, securities traded principally on an exchange will be valued at the mean between the most recent bid and ask prices. Equity securities traded in the over-the-counter market are valued at their closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis. The value of any portfolio security held by a Fund for which market quotations are not readily available or securities for which market quotations are deemed unreliable will be determined by the Board or its designee in a manner that most fairly reflects the market value of the security on the valuation date.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in the

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                                       56
prices used by the Fund differing from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.



                             FUND SERVICE PROVIDERS
The Bank of New York is the administrator, custodian and fund accounting and transfer agent for the Funds. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Funds.

The Trust, on behalf of the Funds, has entered into an agreement with PFPC, Inc. ("PFPC"), 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PFPC will provide certain administrative services to the Trust in connection with the Board's meetings and other related matters.



                                 INDEX PROVIDER
Each equity index in the StrataQuant(TM) Series that each respective Fund seeks to track is compiled by the AMEX. The AMEX is not affiliated with the Funds, First Trust or FTP. The Funds are entitled to use each equity index in the StrataQuant(TM) Series pursuant to sublicensing arrangements by and among each Fund, the AMEX, First Trust and FTP, which in turn has a licensing agreement with the AMEX.



                                   DISCLAIMERS
First Trust does not guarantee the accuracy and/or the completeness of the StrataQuant(TM) Series or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the StrataQuant(TM) Series or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the StrataQuant(TM) Series or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the StrataQuant(TM) Series, even if notified of the possibility of such damages.

Each of the StrataQuant(TM) Series indices is a trademark of the American Stock Exchange LLC and is licensed for use by FTP. FTP sublicenses the StrataQuant(TM) Series indices to the Funds and to First Trust. The Funds are not sponsored, endorsed, sold or promoted by the American Stock Exchange LLC. The American Stock Exchange LLC makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant(TM) Series in connection with the trading of the Funds.

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                                       57

FTP has licensed to AMEX, free of charge, the right to use certain intellectual property owned by FTP, including the AlphaDEX(TM) trademark and the AlphaDEX(TM) stock selection method, in connection with AMEX's creation of the StrataQuant(TM) Series indices. A patent application with respect to the AlphaDEX(TM) stock selection method is pending at the United States Patent and Trademark Office.

Notwithstanding such license, AMEX is solely responsible for the creation, compilation and administration of the StrataQuant(TM) Series indices and has the exclusive right to determine the stocks included in the indices and the indices' methodologies.

The Funds are not sponsored, endorsed, sold or promoted by Frank Russell Company ("Underlying Index Provider") or by the Index Provider. Neither Underlying Index Provider nor Index Provider makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of any of the StrataQuant(TM) Series to track general stock market performance or a segment of the same. Index Provider's publication of the StrataQuant(TM) Series in no way suggests or implies an opinion by the Underlying Index Provider or by Index Provider as to the advisability of investment in any or all of the securities upon which the StrataQuant(TM) Series is based. Index Provider's only relationship to FTP is the licensing of certain trade marks and trade names of Index Provider and of the StrataQuant(TM) Series which is determined, composed and calculated by Index Provider without regard to FTP, First Trust or the Funds. Underlying Index Provider and Index Provider are not responsible for and have not reviewed the Funds nor any associated literature or publications and make no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Underlying Index Provider reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the StrataQuant(TM) Series. Underlying Index Provider and Index Provider have no obligation or liability in connection with the administration, marketing or trading of the Funds.

INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE STRATAQUANT(TM) SERIES OR ANY DATA INCLUDED THEREIN. INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FTP, FIRST TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE STRATAQUANT(TM) SERIES OR ANY DATA INCLUDED THEREIN. INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE STRATAQUANT(TM) SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"AlphaDEX(TM)" is a trademark of FTP. The Funds and First Trust on behalf of the Funds have been granted the right by FTP to use the name "AlphaDEX(TM)" for certain purposes.

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                                       58

                          ADDITIONAL INDEX INFORMATION
The StrataQuant(TM) Series was created and trademarked by the AMEX. The Funds will make changes to their portfolios shortly after changes to the StrataQuant(TM) Series are released to the public. Investors are able to access the holdings of each Fund and the composition and compilation methodology of the StrataQuant(TM) Series through the Funds' website at www.ftportfolios.com.

In the event that AMEX no longer calculates the StrataQuant(TM) Series, the StrataQuant(TM) Series license is terminated or the identity or character of any equity index of the StrataQuant(TM) Series is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Funds. The Board will also take whatever actions it deems to be in the best interests of the Funds if the Funds' Shares are delisted.



                          PREMIUM/DISCOUNT INFORMATION
The tables that follow present information about the differences between each Fund's daily market price on the AMEX and its NAV. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and lowest offer on the exchange, as of the time a Fund's NAV is calculated. A Fund's Market Price may be at, above, or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts of the daily bid/ask price of each Fund against each Fund's NAV. The information shown for each Fund is for the period indicated. All data presented here represents past performance, which cannot be used to predict future results.

              FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND
                            BID/ASK MIDPOINT VS. NAV

                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      45                   1                     0                     0
7/31/07*                      15                   0                     0                     0

                    NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      19                   0                     0                     0
7/31/07*                      42                   0                     0                     0

_______________________________________________________________________________
                                       59

                 FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND
                            BID/ASK MIDPOINT VS. NAV

                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      29                   0                     0                     0
7/31/07*                      27                   0                     1                     0

                    NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      36                   0                     0                     0
7/31/07*                      29                   0                     0                     0




                      FIRST TRUST ENERGY ALPHADEX(TM) FUND
                            BID/ASK MIDPOINT VS. NAV

                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      35                   0                     0                     0
7/31/07*                      27                   1                     0                     0

                    NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      29                   1                     0                     0
7/31/07*                      29                   0                     0                     0




                    FIRST TRUST FINANCIALS ALPHADEX(TM) FUND
                            BID/ASK MIDPOINT VS. NAV

                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      37                   0                     0                     0
7/31/07*                      19                   0                     0                     0

                    NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      28                   0                     0                     0
7/31/07*                      38                   0                     0                     0

_______________________________________________________________________________
                                       60

                    FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND
                            BID/ASK MIDPOINT VS. NAV

                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      42                   1                     1                     0
7/31/07*                      27                   0                     0                     0

                    NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      21                   0                     0                     0
7/31/07*                      30                   0                     0                     0




           FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND
                            BID/ASK MIDPOINT VS. NAV

                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      31                   0                     0                     0
7/31/07*                      40                   1                     0                     0

                    NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      34                   0                     0                     0
7/31/07*                      16                   0                     0                     0



                     FIRST TRUST MATERIALS ALPHADEX(TM) FUND
                            BID/ASK MIDPOINT VS. NAV

                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      41                   0                     0                     0
7/31/07*                      27                   1                     0                     0

                    NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      21                   3                     0                     0
7/31/07*                      29                   0                     0                     0

_______________________________________________________________________________
                                       61

                    FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND
                            BID/ASK MIDPOINT VS. NAV

                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      38                   0                     0                     0
7/31/07*                      23                   1                     0                     0

                    NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      27                   0                     0                     0
7/31/07*                      33                   0                     0                     0



                     FIRST TRUST UTILITIES ALPHADEX(TM) FUND

                            BID/ASK MIDPOINT VS. NAV
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      44                   0                     0                     0
7/31/07*                      27                   1                     0                     0

                    NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      21                   0                     0                     0
7/31/07*                      29                   0                     0                     0

* TRADING COMMENCED ON MAY 10, 2007.


                            TOTAL RETURN INFORMATION
The tables below compare the total return of each Fund to the total return of the Index on which it is based. In addition, the total return of each Fund is compared to the total return of a broad measure of market performance. The information presented for each Fund is for the periods indicated.

"Cumulative total returns" represent the total change in value of an investment over the period indicated. The NAV return is based on the NAV per Share of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the applicable exchange, as of the time that a Fund's NAV is calculated. Since the Shares of each Fund typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Shares of a Fund, the NAV of a Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not

_______________________________________________________________________________
                                       62
include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of a Fund. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.


              FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND
                                                                    Cumulative Total Returns
                                                         Inception (5/8/07)            Quarter Ended
                                                             to 7/31/07                  10/31/07
FUND PERFORMANCE
NAV                                                            -5.85%                      0.80%
Market Price                                                   -5.80%                      0.48%
INDEX PERFORMANCE
Russell 1000(R) Index                                          -3.26%                      7.07%
StrataQuant(TM) Consumer Discretionary Index                   -5.61%                      1.00%
Russell 1000(R) Consumer Discretionary and Services Index      -4.94%                      5.05%



                 FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND
                                                                    Cumulative Total Returns
                                                         Inception (5/8/07)            Quarter Ended
                                                             to 7/31/07                  10/31/07
FUND PERFORMANCE
NAV                                                            -4.45%                      6.38%
Market Price                                                   -4.45%                      6.23%
INDEX PERFORMANCE
Russell 1000(R) Index                                          -3.26%                      7.07%
StrataQuant(TM) Consumer Staples Index                         -4.26%                      6.50%
Russell 1000(R) Consumer Staples Index                         -2.20%                      9.75%



                     FIRST TRUST ENERGY ALPHADEX(TM) FUND
                                                                    Cumulative Total Returns
                                                         Inception (5/8/07)            Quarter Ended
                                                             to 7/31/07                  10/31/07
FUND PERFORMANCE
NAV                                                             3.70%                      9.02%
Market Price                                                    3.75%                      8.82%
INDEX PERFORMANCE
Russell 1000(R) Index                                          -3.26%                      7.07%
StrataQuant(TM) Energy Index                                    3.87%                      9.17%
Russell 1000(R) Integrated Oils Index                           7.37%                      8.96%
Russell 1000(R) Other Energy Index                              4.00%                     12.66%

_______________________________________________________________________________
                                       63

                    FIRST TRUST FINANCIALS ALPHADEX(TM) FUND
                                                                    Cumulative Total Returns
                                                         Inception (5/8/07)            Quarter Ended
                                                             to 7/31/07                  10/31/07
FUND PERFORMANCE
NAV                                                            -10.45%                    -2.23%
Market Price                                                   -10.35%                    -2.57%
INDEX PERFORMANCE
StrataQuant(TM) Financials Index                               -10.14%                    -1.98%
Russell 1000(R) Index                                           -3.26%                     7.07%
Russell 1000(R) Financial Services Index                       -10.82%                     2.28%


                    FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND
                                                                    Cumulative Total Returns
                                                         Inception (5/8/07)            Quarter Ended
                                                             to 7/31/07                  10/31/07
FUND PERFORMANCE
NAV                                                            -2.60%                      5.44%
Market Price                                                   -2.50%                      5.18%
INDEX PERFORMANCE
Russell 1000(R) Index                                          -3.26%                      7.07%
StrataQuant(TM) Health Care Index                              -2.36%                      5.55%
Russell 1000(R) Health Care Index                              -7.09%                      7.67%


           FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND
                                                                    Cumulative Total Returns
                                                         Inception (5/8/07)            Quarter Ended
                                                             to 7/31/07                  10/31/07
FUND PERFORMANCE
NAV                                                            -5.65%                      3.92%
Market Price                                                   -5.40%                      3.59%
INDEX PERFORMANCE
Russell 1000(R) Index                                          -3.26%                      7.07%
StrataQuant(TM) Industrials Index                              -5.43%                      4.09%
Russell 1000(R) Producer Durables Index                         2.91%                      3.55%


                     FIRST TRUST MATERIALS ALPHADEX(TM) FUND
                                                                    Cumulative Total Returns
                                                         Inception (5/8/07)            Quarter Ended
                                                             to 7/31/07                  10/31/07
FUND PERFORMANCE
NAV                                                             0.85%                     12.30%
Market Price                                                    0.85%                     12.35%
INDEX PERFORMANCE
Russell 1000(R) Index                                          -3.26%                      7.07%
StrataQuant(TM) Materials Index                                 1.04%                     12.38%
Russell 1000(R) Materials and Processing Index                  1.21%                     11.42%

_______________________________________________________________________________
                                       64

                    FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND
                                                                    Cumulative Total Returns
                                                         Inception (5/8/07)            Quarter Ended
                                                             to 7/31/07                  10/31/07
FUND PERFORMANCE
NAV                                                             2.35%                     11.09%
Market Price                                                    2.25%                     11.05%
INDEX PERFORMANCE
Russell 1000(R) Index                                          -3.26%                      7.07%
StrataQuant(TM) Technology Index                                2.52%                     11.17%
Russell 1000(R) Technology Index                                2.26%                     13.51%



                     FIRST TRUST UTILITIES ALPHADEX(TM) FUND
                                                                    Cumulative Total Returns
                                                         Inception (5/8/07)            Quarter Ended
                                                             to 7/31/07                  10/31/07
FUND PERFORMANCE
NAV                                                            -8.15%                      7.08%
Market Price                                                   -8.15%                      6.91%
INDEX PERFORMANCE
Russell 1000(R) Index                                          -3.26%                      7.07%
StrataQuant(TM) Utilities Index                                -7.95%                      7.12%
Russell 1000(R) Utilities Index                                -4.22%                      4.94%


                              FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Share of each Fund. The total returns represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods indicated has been derived from financial statements audited by Deloitte & Touche LLP, whose report for the period ended July 31, 2007, along with each Fund's financial statements, are included in the Annual Report to Shareholders dated July 31, 2007 and are incorporated by reference in the SAI, which are available upon request.

_______________________________________________________________________________
                                       65

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND                                 FOR THE PERIOD
                                                                                     MAY 8, 2007 (A)
                                                                                         THROUGH
                                                                                      JULY 31, 2007
                                                                                   ------------------

Net asset value, beginning of period                                                     $20.00
                                                                                       -----------
Income from investment operations:
Net investment income (loss) (b)                                                           0.00  (f)
Net realized and unrealized gain (loss)                                                   (1.17)
                                                                                       -----------
Total from investment operations                                                          (1.17)
                                                                                       -----------

Net asset value, end of period                                                           $18.83
                                                                                       ===========

TOTAL RETURN (c)                                                                          (5.85)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                      $1,883
Ratios to average net assets:
Ratio of net expenses to average net assets                                               0.70%  (d)
Ratio of total expenses to average net assets                                            11.39%  (d)
Ratio of net investment income to average net assets                                      0.04%  (d)
Portfolio turnover rate (e)                                                                34%


FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND                                       FOR THE PERIOD
                                                                                     MAY 8, 2007 (A)
                                                                                         THROUGH
                                                                                      JULY 31, 2007
                                                                                   ------------------

Net asset value, beginning of period                                                     $20.00
                                                                                       -----------
Income from investment operations:
Net investment income (loss) (b)                                                           0.04
Net realized and unrealized gain (loss)                                                   (0.93)
                                                                                       -----------
Total from investment operations                                                          (0.89)
                                                                                       -----------

Net asset value, end of period                                                           $19.11
                                                                                       ===========

TOTAL RETURN (c)                                                                          (4.45)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                      $2,866
Ratios to average net assets:
Ratio of net expenses to average net assets                                               0.70%  (d)
Ratio of total expenses to average net assets                                             9.34%  (d)
Ratio of net investment income to average net assets                                      0.98%  (d)
Portfolio turnover rate (e)                                                                1%


SEE "NOTES TO FINANCIAL HIGHLIGHTS" ON PAGE 70.

_______________________________________________________________________________
                                       66



FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ENERGY ALPHADEX(TM) FUND                                                 FOR THE PERIOD
                                                                                     MAY 8, 2007 (A)
                                                                                         THROUGH
                                                                                      JULY 31, 2007
                                                                                   ------------------

Net asset value, beginning of period                                                     $20.00
                                                                                       -----------
Income from investment operations:
Net investment income (loss) (b)                                                          (0.00) (f)
Net realized and unrealized gain (loss)                                                    0.74
                                                                                       -----------
Total from investment operations                                                           0.74
                                                                                       -----------

Net asset value, end of period                                                           $20.74
                                                                                       ===========

TOTAL RETURN (c)                                                                           3.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                      $5,184
Ratios to average net assets:
Ratio of net expenses to average net assets                                               0.70%  (d)
Ratio of total expenses to average net assets                                             9.49%  (d)
Ratio of net investment loss to average net assets                                       (0.03)% (d)
Portfolio turnover rate (e)                                                                1%


FIRST TRUST FINANCIALS ALPHADEX(TM) FUND                                             FOR THE PERIOD
                                                                                     MAY 8, 2007 (A)
                                                                                         THROUGH
                                                                                      JULY 31, 2007
                                                                                   ------------------

Net asset value, beginning of period                                                     $20.00
                                                                                       -----------
Income from investment operations:
Net investment income (loss) (b)                                                           0.07
Net realized and unrealized gain (loss)                                                   (2.16)
                                                                                       -----------
Total from investment operations                                                          (2.09)
                                                                                       -----------

Net asset value, end of period                                                           $17.91
                                                                                       ===========

TOTAL RETURN (c)                                                                         (10.45)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                      $1,791
Ratios to average net assets:
Ratio of net expenses to average net assets                                               0.70%  (d)
Ratio of total expenses to average net assets                                            11.58%  (d)
Ratio of net investment income to average net assets                                      1.46%  (d)
Portfolio turnover rate (e)                                                                26%



SEE "NOTES TO FINANCIAL HIGHLIGHTS" ON PAGE 70.

_______________________________________________________________________________
                                       67



FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND                                            FOR THE PERIOD
                                                                                     MAY 8, 2007 (A)
                                                                                         THROUGH
                                                                                      JULY 31, 2007
                                                                                   ------------------

Net asset value, beginning of period                                                     $20.00
                                                                                       -----------
Income from investment operations:
Net investment income (loss) (b)                                                          (0.01)
Net realized and unrealized gain (loss)                                                   (0.51)
                                                                                       -----------
Total from investment operations                                                          (0.52)
                                                                                       -----------

Net asset value, end of period                                                           $19.48
                                                                                       ===========

TOTAL RETURN (c)                                                                          (2.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                      $1,949
Ratios to average net assets:
Ratio of net expenses to average net assets                                               0.70%  (d)
Ratio of total expenses to average net assets                                            11.48%  (d)
Ratio of net investment loss to average net assets                                       (0.31)% (d)
Portfolio turnover rate (e)                                                                30%


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND                          FOR THE PERIOD
                                                                                     MAY 8, 2007 (A)
                                                                                         THROUGH
                                                                                      JULY 31, 2007
                                                                                   ------------------

Net asset value, beginning of period                                                     $20.00
                                                                                       -----------
Income from investment operations:
Net investment income (loss) (b)                                                          (0.00) (f)
Net realized and unrealized gain (loss)                                                   (1.13)
                                                                                       -----------
Total from investment operations                                                          (1.13)
                                                                                       -----------

Net asset value, end of period                                                           $18.87
                                                                                       ===========

TOTAL RETURN (c)                                                                          (5.65)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                      $4,718
Ratios to average net assets:
Ratio of net expenses to average net assets                                               0.70%  (d)
Ratio of total expenses to average net assets                                            10.09%  (d)
Ratio of net investment loss to average net assets                                       (0.14)% (d)
Portfolio turnover rate (e)                                                                24%



SEE "NOTES TO FINANCIAL HIGHLIGHTS" ON PAGE 70.

_______________________________________________________________________________
                                       68



FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MATERIALS ALPHADEX(TM) FUND                                              FOR THE PERIOD
                                                                                     MAY 8, 2007 (A)
                                                                                         THROUGH
                                                                                      JULY 31, 2007
                                                                                   ------------------

Net asset value, beginning of period                                                     $20.00
                                                                                       -----------
Income from investment operations:
Net investment income (loss) (b)                                                           0.02
Net realized and unrealized gain (loss)                                                    0.15
                                                                                       -----------
Total from investment operations                                                           0.17
                                                                                       -----------

Net asset value, end of period                                                           $20.17
                                                                                       ===========

TOTAL RETURN (c)                                                                           0.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                      $3,025
Ratios to average net assets:
Ratio of net expenses to average net assets                                               0.70%  (d)
Ratio of total expenses to average net assets                                             9.56%  (d)
Ratio of net investment income to average net assets                                      0.46%  (d)
Portfolio turnover rate (e)                                                                1%


FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND                                             FOR THE PERIOD
                                                                                     MAY 8, 2007 (A)
                                                                                         THROUGH
                                                                                      JULY 31, 2007
                                                                                   ------------------

Net asset value, beginning of period                                                     $20.00
                                                                                       -----------
Income from investment operations:
Net investment income (loss) (b)                                                          (0.02)
Net realized and unrealized gain (loss)                                                    0.49
                                                                                       -----------
Total from investment operations                                                           0.47
                                                                                       -----------

Net asset value, end of period                                                           $20.47
                                                                                       ===========

TOTAL RETURN (c)                                                                           2.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                      $2,149
Ratios to average net assets:
Ratio of net expenses to average net assets                                               0.70%  (d)
Ratio of total expenses to average net assets                                            10.64%  (d)
Ratio of net investment loss to average net assets                                       (0.47)% (d)
Portfolio turnover rate (e)                                                                6%



SEE "NOTES TO FINANCIAL HIGHLIGHTS" ON PAGE 70.

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                                       69



FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UTILITIES ALPHADEX(TM) FUND                                              FOR THE PERIOD
                                                                                     MAY 8, 2007 (A)
                                                                                         THROUGH
                                                                                      JULY 31, 2007
                                                                                   ------------------

Net asset value, beginning of period                                                     $20.00
                                                                                       -----------
Income from investment operations:
Net investment income (loss) (b)                                                           0.09
Net realized and unrealized gain (loss)                                                   (1.72)
                                                                                       -----------
Total from investment operations                                                          (1.63)
                                                                                       -----------

Net asset value, end of period                                                           $18.37
                                                                                       ===========

TOTAL RETURN (c)                                                                          (8.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                      $2,756
Ratios to average net assets:
Ratio of net expenses to average net assets                                               0.70%  (d)
Ratio of total expenses to average net assets                                            10.12%  (d)
Ratio of net investment income to average net assets                                      2.18%  (d)
Portfolio turnover rate (e)                                                                1%




NOTES TO FINANCIAL HIGHLIGHTS

(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)  Amount represents less than $0.01 Per share.


                                OTHER INFORMATION
For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Funds, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into agreements with a Fund regarding the terms of any investment.

_______________________________________________________________________________
                                       70

CONTINUOUS OFFERING
Each Fund will issue, on a continuous offering basis, its Shares in one or more groups of a fixed number of Fund Shares (each such group of such specified number of individual Shares of a Fund, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by a Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a Prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of each Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on the AMEX is satisfied by the fact that the Prospectus is available from the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

_______________________________________________________________________________
                                       71

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                       This page intentionally left blank.





_______________________________________________________________________________
                                       72

                           [BLANK INSIDE BACK COVER]

==============================================================================

              [LOGO OMITTED]      AlphaDEX(TM)
                                  Family of ETFs
_______________________________________________________________________________



              First Trust Consumer Discretionary AlphaDEX(TM) Fund
                 First Trust Consumer Staples AlphaDEX(TM) Fund
                      First Trust Energy AlphaDEX(TM) Fund
                    First Trust Financials AlphaDEX(TM) Fund
                    First Trust Health Care AlphaDEX(TM) Fund
           First Trust Industrials/Producer Durables AlphaDEX(TM) Fund
                     First Trust Materials AlphaDEX(TM) Fund
                    First Trust Technology AlphaDEX(TM) Fund
                     First Trust Utilities AlphaDEX(TM) Fund




FOR MORE INFORMATION

For more detailed information on the Funds, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Funds' policies and operation. Additional information about the Funds' investments is available in the annual and semi-annual reports to Shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Funds' performance during the last fiscal year. The Funds' most recent SAI and certain other information are available free of charge by calling the Funds at (800) 621-1675, on the Funds' website at www.ftportfolios.com or through your financial adviser. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Funds, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Funds by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549 or by sending an electronic request to publicinfo@sec.gov.



1001 Warrenville Road
Suite 300
Lisle, Illinois 60532
(800) 621-1675                                           SEC File #: 333-140895
www.ftportfolios.com                                                  811-22019
________________________________________________________________________________



Back Cover

==============================================================================

              [LOGO OMITTED]      AlphaDEX(TM)
                                  Family of ETFs
_______________________________________________________________________________



                  First Trust Large Cap Core AlphaDEX(TM) Fund
                   First Trust Mid Cap Core AlphaDEX(TM) Fund
                  First Trust Small Cap Core AlphaDEX(TM) Fund
           First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund
          First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund
                  First Trust Multi Cap Value AlphaDEX(TM) Fund
                 First Trust Multi Cap Growth AlphaDEX(TM) Fund













                     First Trust AlphaDEX(TM) Funds

                            November 28, 2007

_______________________________________________________________________________


Front Cover

                           [BLANK INSIDE FRONT COVER]

                  FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
                   FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
                  FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
           FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
          FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
                  FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
                 FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND

                                   PROSPECTUS

                                November 28, 2007

Each of First Trust Large Cap Core AlphaDEX(TM) Fund, First Trust Mid Cap Core AlphaDEX(TM) Fund, First Trust Small Cap Core AlphaDEX(TM) Fund, First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund, First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund, First Trust Multi Cap Value AlphaDEX(TM) Fund and First Trust Multi Cap Growth AlphaDEX(TM) Fund (each, a "Fund" and collectively, the "Funds") is a series of a registered management investment company that is offering its shares (the "Shares") through this Prospectus.

Each Fund lists and trades its Shares on the American Stock Exchange LLC (the "AMEX") at market prices that may differ to some degree from the net asset value ("NAV") of its Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks consisting of 100,000 Shares called a "Creation Unit." Each Fund's Creation Units are issued and redeemed principally in-kind for securities included in such Fund's corresponding equity index in the Defined Index Series (as hereinafter defined).

EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF EACH FUND.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        NOT FDIC INSURED. MAY LOSE VALUE.

                               NO BANK GUARANTEE.

_______________________________________________________________________________
                                        1

                                Table of Contents

Introduction ...............................................................  3
Who Should Invest in the Funds .............................................  3
Tax Efficient Product Structure ............................................  3
First Trust Large Cap Core AlphaDEX(TM) Fund Investment Objective,
   Strategies and Risks ....................................................  4
First Trust Mid Cap Core AlphaDEX(TM) Fund Investment Objective,
   Strategies and Risks ....................................................  8
First Trust Small Cap Core AlphaDEX(TM) Fund Investment Objective,
   Strategies and Risks .................................................... 12
First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund Investment
   Objective, Strategies and Risks ......................................... 16
First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund Investment
   Objective, Strategies and Risks ......................................... 20
First Trust Multi Cap Value AlphaDEX(TM) Fund Investment Objective,
   Strategies and Risks .................................................... 24
First Trust Multi Cap Growth AlphaDEX(TM) Fund Investment Objective,
   Strategies and Risks .................................................... 30
Additional Investment Strategies ........................................... 38
Additional Risks of Investing in the Funds ................................. 39
Fund Organization .......................................................... 40
Management of the Funds .................................................... 40
How to Buy and Sell Shares ................................................. 42
Creations, Redemptions and Transaction Fees ................................ 44
Dividends, Distributions and Taxes ......................................... 46
Federal Tax Matters ........................................................ 47
Distribution Plan .......................................................... 49
Net Asset Value ............................................................ 50
Fund Service Providers ..................................................... 50
Index Provider ............................................................. 51
Disclaimers ................................................................ 51
Additional Index Information ............................................... 52
Premium/Discount Information ............................................... 52
Total Return Information ................................................... 55
Financial Highlights ....................................................... 57
Other Information .......................................................... 61

_______________________________________________________________________________
                                        2

                                 INTRODUCTION--
                  FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
                   FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
                  FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
           FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
          FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
                  FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
                 FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND

Each Fund is a series of the First Trust Exchange-Traded AlphaDEX(TM) Fund (the "Trust"), an investment company and an exchange-traded "index fund." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of such Fund's corresponding equity index in a family of custom "enhanced" indices (the "Defined Index Series") developed, maintained and sponsored by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P" or the "Index Provider"), which is comprised of the Defined Large Cap Core Index, the Defined Mid Cap Core Index, the Defined Small Cap Core Index, the Defined Large Cap Value Opportunities Index, the Defined Large Cap Growth Opportunities Index, the Defined Multi Cap Value Index and the Defined Multi Cap Growth Index. First Trust Advisors L.P. ("First Trust") is the investment adviser for the Funds.

                         WHO SHOULD INVEST IN THE FUNDS

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in one or more of the indices within the Defined Index Series. The Funds may be suitable for long-term investment in the markets represented by the Defined Index Series and may also be used as an asset allocation tool or as a speculative trading instrument.

                         TAX EFFICIENT PRODUCT STRUCTURE

Unlike many conventional mutual funds, the Shares of each Fund are traded throughout the day on the AMEX, whereas mutual funds are typically only bought and sold at closing NAVs. The Shares of each Fund have been designed to be tradable in the secondary market on the AMEX on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Funds that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Funds or their ongoing shareholders

_______________________________________________________________________________
                                        3

                  FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The First Trust Large Cap Core AlphaDEX(TM) Fund (the "Large Cap Core AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Large Cap Core AlphaDEX(TM) Fund's fees and expenses) of an equity index called the Defined Large Cap Core Index (Symbol:
DEFILCCI) (the "Large Cap Core Index").

EXCHANGE-LISTED

The Shares are listed and trade on the AMEX under the ticker symbol "FEX."

PRINCIPAL INVESTMENT STRATEGIES

The Large Cap Core AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Core Index. The Large Cap Core AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.

The Large Cap Core AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Large Cap Core Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Large Cap Core AlphaDEX(TM) Fund's performance and the performance of the Large Cap Core Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Large Cap Core AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Large Cap Core AlphaDEX(TM) Fund's investment objective, the Large Cap Core AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Large Cap Core Index in proportion to their weightings in the Large Cap Core Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Large Cap Core AlphaDEX(TM) Fund may purchase a sample of stocks in the Large Cap Core Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Large Cap Core Index, purchase securities not in the Large Cap Core Index which First Trust believes are appropriate to substitute for certain securities in the Large Cap Core Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Large Cap Core Index. The Large Cap Core AlphaDEX(TM) Fund may sell stocks that are represented in the Large Cap Core Index in anticipation of their removal from the Large Cap Core Index or purchase stocks not represented in the Large Cap Core Index in anticipation of their addition to the Large Cap Core Index.

INDEX CONSTRUCTION

The Large Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500 Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis

_______________________________________________________________________________
                                        4
relative to its benchmark. The S&P 500 Index includes 500 leading companies in leading industries of the U.S. economy representing approximately 75% of the U.S. equities market. The inception date of the Large Cap Core Index was April 9, 2007. The initial divisor was created to set a benchmark value of 100.00 on January 8, 1996. The Large Cap Core Index was created and trademarked by S&P. As of October 31, 2007, the S&P 500 consisted of 500 stocks and the Large Cap Core Index consisted of 371 stocks.

The Large Cap Core Index is constructed by S&P in the following manner:

         1. S&P begins with the universe of stocks in the S&P 500 Index.

         2a. S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

         2b. S&P/Citigroup Growth and Value series is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 2a as its selection score.

         3. For the Large Cap Core Index, stocks are then ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Large Cap Core Index.

         4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Large Cap Core Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Large Cap Core Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Large Cap Core Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Large Cap Core Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. The Shares of the Large Cap Core AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Large Cap Core AlphaDEX(TM) Fund. The Large Cap Core AlphaDEX(TM) Fund may not achieve its objective. An investment in the Large Cap Core AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Large Cap Core AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk

_______________________________________________________________________________
                                        5
factors have been identified as the principal risks of investing in the Large Cap Core AlphaDEX(TM) Fund.

MARKET RISK

One of the principal risks of investing in the Large Cap Core AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Large Cap Core AlphaDEX(TM) Fund, Shares of the Large Cap Core AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

INDEX TRACKING RISK

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Large Cap Core Index.

NON-CORRELATION RISK

The Large Cap Core AlphaDEX(TM) Fund's return may not match the return of the Large Cap Core Index for a number of reasons. For example, the Large Cap Core AlphaDEX(TM) Fund incurs operating expenses not applicable to the Large Cap Core Index, and may incur costs in buying and selling securities, especially when rebalancing the Large Cap Core AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Large Cap Core Index. In addition, the Large Cap Core AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Large Cap Core Index or the ratios between the securities included in the Large Cap Core Index.

The Large Cap Core AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Large Cap Core AlphaDEX(TM) Fund or reserves of cash held by the Large Cap Core AlphaDEX(TM) Fund to meet redemptions and expenses. If the Large Cap Core AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Large Cap Core Index, as would be the case if it purchased all of the stocks in the Large Cap Core Index with the same weightings as the Large Cap Core Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Large Cap Core AlphaDEX(TM) Fund's performance and the performance of the Large Cap Core Index, there can be no assurance that the Large Cap Core AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Large Cap Core AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Large Cap Core Index.

REPLICATION MANAGEMENT RISK

The Large Cap Core AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Large Cap Core Index. As a result of this policy, securities held by the Large Cap Core AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Large Cap Core AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Large Cap Core Index.

INTELLECTUAL PROPERTY RISK.

The Large Cap Core AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Large Cap Core AlphaDEX(TM) Fund to use its corresponding equity index in the Defined Index Series and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Large Cap Core AlphaDEX(TM) Fund. Such license and related

_______________________________________________________________________________
                                        6
sublicense may be terminated by the Index Provider and, as a result, the Large Cap Core AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to First Trust Portfolios L.P. ("FTP"), on behalf of First Trust and the Large Cap Core AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Large Cap Core AlphaDEX(TM) Fund.

ISSUER SPECIFIC CHANGES RISK.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

CONCENTRATION RISK.

The Large Cap Core AlphaDEX(TM) Fund will be concentrated in the securities of a given industry if the Large Cap Core Index is concentrated in such industry. A concentration makes the Large Cap Core AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry and may subject the Large Cap Core AlphaDEX(TM) Fund to greater market risk than more diversified funds.

NON-DIVERSIFICATION RISK.

The Large Cap Core AlphaDEX(TM) Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Large Cap Core AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Because the Large Cap Core AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Large Cap Core AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

_______________________________________________________________________________
                                        7

                   FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The First Trust Mid Cap Core AlphaDEX(TM) Fund (the "Mid Cap Core AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Mid Cap Core AlphaDEX(TM) Fund's fees and expenses) of an equity index called the Defined Mid Cap Core Index (Symbol: DEFIMCCI) (the "Mid Cap Core Index").

EXCHANGE-LISTED

The Shares are listed and trade on the AMEX under the ticker symbol "FNX."

PRINCIPAL INVESTMENT STRATEGIES

The Mid Cap Core AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Mid Cap Core Index. The Mid Cap Core AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.

The Mid Cap Core AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Mid Cap Core Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Mid Cap Core AlphaDEX(TM) Fund's performance and the performance of the Mid Cap Core Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Mid Cap Core AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Mid Cap Core AlphaDEX(TM) Fund's investment objective, the Mid Cap Core AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Mid Cap Core Index in proportion to their weightings in the Mid Cap Core Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Mid Cap Core AlphaDEX(TM) Fund may purchase a sample of stocks in the Mid Cap Core Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Mid Cap Core Index, purchase securities not in the Mid Cap Core Index which First Trust believes are appropriate to substitute for certain securities in the Mid Cap Core Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Mid Cap Core Index. The Mid Cap Core AlphaDEX(TM) Fund may sell stocks that are represented in the Mid Cap Core Index in anticipation of their removal from the Mid Cap Core Index or purchase stocks not represented in the Mid Cap Core Index in anticipation of their addition to the Mid Cap Core Index.

INDEX CONSTRUCTION

The Mid Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400 Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis

_______________________________________________________________________________
                                        8
relative to its benchmark. The S&P MidCap 400 Index includes 400 stocks selected on market capitalization, liquidity and industry representation covering over 7% of the U.S. equities market. The inception date of the Mid Cap Core Index was April 9, 2007. The initial divisor was created to set a benchmark value of
100.00 on January 8, 1996. The Mid Cap Core Index was created and trademarked by S&P. As of October 31, 2007, the S&P MidCap 400 Index consisted of 400 stocks and the Mid Cap Core Index consisted of 297 stocks.

The Mid Cap Core Index is constructed by S&P in the following manner:

         1. S&P begins with the universe of stocks in the S&P MidCap 400 Index.

         2a. S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

         2b. S&P/Citigroup Growth and Value series is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 2a as its selection score.

         3. For the Mid Cap Core Index, stocks are ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Mid Cap Core Index.

         4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Mid Cap Core Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Mid Cap Core Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Mid Cap Core Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Mid Cap Core Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. The Shares of the Mid Cap Core AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Mid Cap Core AlphaDEX(TM) Fund. The Mid Cap Core AlphaDEX(TM) Fund may not achieve its objective. An investment in the Mid Cap Core AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Mid Cap Core AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk

_______________________________________________________________________________
                                        9
factors have been identified as the principal risks of investing in the Mid Cap Core AlphaDEX(TM) Fund.

MARKET RISK

One of the principal risks of investing in the Mid Cap Core AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Mid Cap Core AlphaDEX(TM) Fund, Shares of the Mid Cap Core AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

INDEX TRACKING RISK

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Mid Cap Core Index.

NON-CORRELATION RISK

The Mid Cap Core AlphaDEX(TM) Fund's return may not match the return of the Mid Cap Core Index for a number of reasons. For example, the Mid Cap Core AlphaDEX(TM) Fund incurs operating expenses not applicable to the Mid Cap Core Index, and may incur costs in buying and selling securities, especially when rebalancing the Mid Cap Core AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Mid Cap Core Index. In addition, the Mid Cap Core AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Mid Cap Core Index or the ratios between the securities included in the Mid Cap Core Index.

The Mid Cap Core AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Mid Cap Core AlphaDEX(TM) Fund or reserves of cash held by the Mid Cap Core AlphaDEX(TM) Fund to meet redemptions and expenses. If the Mid Cap Core AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Mid Cap Core Index, as would be the case if it purchased all of the stocks in the Mid Cap Core Index with the same weightings as the Mid Cap Core Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Mid Cap Core AlphaDEX(TM) Fund's performance and the performance of the Mid Cap Core Index, there can be no assurance that the Mid Cap Core AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Mid Cap Core AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Mid Cap Core Index.

REPLICATION MANAGEMENT RISK

The Mid Cap Core AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Mid Cap Core Index. As a result of this policy, securities held by the Mid Cap Core AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Mid Cap Core AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Mid Cap Core Index.

INTELLECTUAL PROPERTY RISK.

The Mid Cap Core AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Mid Cap Core AlphaDEX(TM) Fund to use its corresponding equity index in the Defined Index Series and the Intellectual Property in connection with the name and investment strategies of the Mid Cap Core AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and,

_______________________________________________________________________________
                                        10
as a result, the Mid Cap Core AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Mid Cap Core AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Mid Cap Core AlphaDEX(TM) Fund.

ISSUER SPECIFIC CHANGES RISK.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

CONCENTRATION RISK.

The Mid Cap Core AlphaDEX(TM) Fund will be concentrated in the securities of a given industry if the Mid Cap Core Index is concentrated in such industry. A concentration makes the Mid Cap Core AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry and may subject the Mid Cap Core AlphaDEX(TM) Fund to greater market risk than more diversified funds.

NON-DIVERSIFICATION RISK.

The Mid Cap Core AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Mid Cap Core AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code. Because the Mid Cap Core AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Mid Cap Core AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

MID CAP COMPANY RISK

The Mid Cap Core AlphaDEX(TM) Fund invests in mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

_______________________________________________________________________________
                                        11

                  FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The First Trust Small Cap Core AlphaDEX(TM) Fund (the "Small Cap Core AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Small Cap Core AlphaDEX(TM) Fund's fees and expenses) of an equity index called the Defined Small Cap Core Index (Symbol:
DEFISCCI) (the "Small Cap Core Index").

EXCHANGE-LISTED

The Shares are listed and trade on the AMEX under the ticker symbol "FYX."

PRINCIPAL INVESTMENT STRATEGIES

The Small Cap Core AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Small Cap Core Index. The Small Cap Core AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.

The Small Cap Core AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Small Cap Core Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Small Cap Core AlphaDEX(TM) Fund's performance and the performance of the Small Cap Core Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Small Cap Core AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Small Cap Core AlphaDEX(TM) Fund's investment objective, the Small Cap Core AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Small Cap Core Index in proportion to their weightings in the Small Cap Core Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Small Cap Core AlphaDEX(TM) Fund may purchase a sample of stocks in the Small Cap Core Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Small Cap Core Index, purchase securities not in the Small Cap Core Index which First Trust believes are appropriate to substitute for certain securities in the Small Cap Core Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Small Cap Core Index. The Small Cap Core AlphaDEX(TM) Fund may sell stocks that are represented in the Small Cap Core Index in anticipation of their removal from the Small Cap Core Index or purchase stocks not represented in the Small Cap Core Index in anticipation of their addition to the Small Cap Core Index.

INDEX CONSTRUCTION

The Small Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600 Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a

_______________________________________________________________________________
                                        12
risk-adjusted basis relative to its benchmark. The S&P SmallCap 600 Index includes 600 stocks selected on size, financial viability, liquidity, adequate float size and other trading requirements covering 3%-4% of the U.S. equities market. The inception date of the Small Cap Core Index was April 9, 2007. The initial divisor was created to set a benchmark value of 100.00 on January 8, 1996. The Small Cap Core Index was created and trademarked by S&P. As of October 31, 2007, the S&P SmallCap 600 Index consisted of 600 stocks and the Small Cap Core Index consisted of 447 stocks.

The Small Cap Core Index is constructed by S&P in the following manner:

         1. S&P begins with the universe of stocks in the S&P SmallCap 600
     Index.

         2a. S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

         2b. S&P/Citigroup Growth and Value series is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 2a as its selection score.

         3. For the Small Cap Core Index, stocks are then ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Small Cap Core Index.

         4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Small Cap Core Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Small Cap Core Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Small Cap Core Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Small Cap Core Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. The Shares of the Small Cap Core AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Small Cap Core AlphaDEX(TM) Fund. The Small Cap Core AlphaDEX(TM) Fund may not achieve its objective. An investment in the Small Cap Core AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Small

_______________________________________________________________________________
                                        13

Cap Core AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Small Cap Core AlphaDEX(TM) Fund.

MARKET RISK

One of the principal risks of investing in the Small Cap Core AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Small Cap Core AlphaDEX(TM) Fund, Shares of the Small Cap Core AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

INDEX TRACKING RISK

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Small Cap Core Index.

NON-CORRELATION RISK

The Small Cap Core AlphaDEX(TM) Fund's return may not match the return of the Small Cap Core Index for a number of reasons. For example, the Small Cap Core AlphaDEX(TM) Fund incurs operating expenses not applicable to the Small Cap Core Index, and may incur costs in buying and selling securities, especially when rebalancing the Small Cap Core AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Small Cap Core Index. In addition, the Small Cap Core AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Small Cap Core Index or the ratios between the securities included in the Small Cap Core Index.

The Small Cap Core AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Small Cap Core AlphaDEX(TM) Fund or reserves of cash held by the Small Cap Core AlphaDEX(TM) Fund to meet redemptions and expenses. If the Small Cap Core AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Small Cap Core Index, as would be the case if it purchased all of the stocks in the Small Cap Core Index with the same weightings as the Small Cap Core Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Small Cap Core AlphaDEX(TM) Fund's performance and the performance of the Small Cap Core Index, there can be no assurance that the Small Cap Core AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Small Cap Core AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Small Cap Core Index.

REPLICATION MANAGEMENT RISK

The Small Cap Core AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Small Cap Core Index. As a result of this policy, securities held by the Small Cap Core AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Small Cap Core AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Small Cap Core Index.

INTELLECTUAL PROPERTY RISK.

The Small Cap Core AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Small Cap Core AlphaDEX(TM) Fund to use its corresponding equity index in the Defined Index Series and the Intellectual Property in connection with the name and investment strategies of the Small Cap Core

_______________________________________________________________________________
                                        14

AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Small Cap Core AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Small Cap Core AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Small Cap Core AlphaDEX(TM) Fund.

ISSUER SPECIFIC CHANGES RISK.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

CONCENTRATION RISK.

The Small Cap Core AlphaDEX(TM) Fund will be concentrated in the securities of a given industry if the Small Cap Core Index is concentrated in such industry. A concentration makes the Small Cap Core AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry and may subject the Small Cap Core AlphaDEX(TM) Fund to greater market risk than more diversified funds.

NON-DIVERSIFICATION RISK.

The Small Cap Core AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Small Cap Core AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code. Because the Small Cap Core AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Small Cap Core AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

SMALL CAP COMPANY RISK

The Small Cap Core AlphaDEX(TM) Fund invests in small capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

See "Additional Risks of Investing in the Funds" for additional information regarding risks

_______________________________________________________________________________
                                        15

           FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund (the "Large Cap Value Opportunities AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Large Cap Value Opportunities AlphaDEX(TM) Fund's fees and expenses) of an equity index called the Defined Large Cap Value Opportunities Index (Symbol: DEFILVOI) (the "Large Cap Value Index").

EXCHANGE-LISTED

The Shares are listed and trade on the AMEX under the ticker symbol "FTA."

PRINCIPAL INVESTMENT STRATEGIES

The Large Cap Value Opportunities AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Value Index. The Large Cap Value Opportunities AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.

The Large Cap Value Opportunities AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Large Cap Value Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Large Cap Value Opportunities AlphaDEX(TM) Fund's performance and the performance of the Large Cap Value Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Large Cap Value Opportunities AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Large Cap Value Opportunities AlphaDEX(TM) Fund's investment objective, the Large Cap Value Opportunities AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Large Cap Value Index in proportion to their weightings in the Large Cap Value Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Large Cap Value Opportunities AlphaDEX(TM) Fund may purchase a sample of stocks in the Large Cap Value Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Large Cap Value Index, purchase securities not in the Large Cap Value Index which First Trust believes are appropriate to substitute for certain securities in the Large Cap Value Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Large Cap Value Index. The Large Cap Value Opportunities AlphaDEX(TM) Fund may sell stocks that are represented in the Large Cap Value Index in anticipation of their removal from the Large Cap Value Index or purchase stocks not represented in the Large Cap Value Index in anticipation of their addition to the Large Cap Value Index.

_______________________________________________________________________________
                                        16

INDEX CONSTRUCTION

The Large Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500/Citigroup Value Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P 500/Citigroup Value Index includes certain stocks within the S&P 500 Index selected on value factors. The inception date of the Large Cap Value Index was April 9, 2007. The initial divisor was created to set a benchmark value of 100.00 on January 8, 1996. The Large Cap Value Index was created and trademarked by S&P. As of October 31, 2007, the S&P 500/Citigroup Value Index consisted of 347 stocks and the Large Cap Value Index consisted of 193 stocks.

The Large Cap Value Index is constructed by S&P in the following manner:

         1. S&P ranks all stocks in the S&P 500/Citigroup Value Index against all the stocks in the S&P 500 Index on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

         2. S&P/Citigroup Growth and Value series is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 1 as its selection score. Stocks that S&P/Citigroup classified solely as growth are not eligible for inclusion in the Large Cap Value Index. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 1 as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P/Citigroup allocates between growth and value are not eligible for inclusion in the Large Cap Value Index if their growth scores are better than their value scores.

         3. For the Large Cap Value Index, remaining stocks are then ranked according to their selection score from step 2. The bottom 25% of such remaining stocks is then eliminated and the top 75% of such stocks is selected for the Large Cap Value Index.

         4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Large Cap Value Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Large Cap Value Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Large Cap Value Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Large Cap Value Index.

_______________________________________________________________________________
                                        17

PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. The Shares of the Large Cap Value Opportunities AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Large Cap Value Opportunities AlphaDEX(TM) Fund. The Large Cap Value Opportunities AlphaDEX(TM) Fund may not achieve its objective. An investment in the Large Cap Value Opportunities AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Large Cap Value Opportunities AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Large Cap Value Opportunities AlphaDEX(TM) Fund.

MARKET RISK

One of the principal risks of investing in the Large Cap Value Opportunities AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Large Cap Value Opportunities AlphaDEX(TM) Fund, Shares of the Large Cap Value Opportunities AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

INDEX TRACKING RISK

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Large Cap Value Index.

NON-CORRELATION RISK

The Large Cap Value Opportunities AlphaDEX(TM) Fund's return may not match the return of the Large Cap Value Index for a number of reasons. For example, the Large Cap Value Opportunities AlphaDEX(TM) Fund incurs operating expenses not applicable to the Large Cap Value Index, and may incur costs in buying and selling securities, especially when rebalancing the Large Cap Value Opportunities AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Large Cap Value Index. In addition, the Large Cap Value Opportunities AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Large Cap Value Index or the ratios between the securities included in the Large Cap Value Index.

The Large Cap Value Opportunities AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Large Cap Value Opportunities AlphaDEX(TM) Fund or reserves of cash held by the Large Cap Value Opportunities AlphaDEX(TM) Fund to meet redemptions and expenses. If the Large Cap Value Opportunities AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Large Cap Value Index, as would be the case if it purchased all of the stocks in the Large Cap Value Index with the same weightings as the Large Cap Value Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Large Cap Value Opportunities AlphaDEX(TM) Fund's performance and the performance of the Large Cap Value Index, there can be no assurance that the Large Cap Value Opportunities AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Large Cap Value Opportunities AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Large Cap Value Index.

REPLICATION MANAGEMENT RISK

The Large Cap Value Opportunities AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Large Cap Value Index. As a result of this policy, securities held by the Large Cap Value Opportunities AlphaDEX(TM) Fund will

_______________________________________________________________________________
                                        18
generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Large Cap Value Opportunities AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Large Cap Value Index.

INTELLECTUAL PROPERTY RISK.

The Large Cap Value Opportunities AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Large Cap Value Opportunities AlphaDEX(TM) Fund to use its corresponding equity index in the Defined Index Series and the Intellectual Property in connection with the name and investment strategies of the Large Cap Value Opportunities AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Large Cap Value Opportunities AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Large Cap Value Opportunities AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Large Cap Value Opportunities AlphaDEX(TM) Fund.

ISSUER SPECIFIC CHANGES RISK.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

CONCENTRATION RISK.

The Large Cap Value Opportunities AlphaDEX(TM) Fund will be concentrated in the securities of a given industry if the Large Cap Value Index is concentrated in such industry. A concentration makes the Large Cap Value Opportunities AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry and may subject the Large Cap Value Opportunities AlphaDEX(TM) Fund to greater market risk than more diversified funds.

NON-DIVERSIFICATION RISK.

The Large Cap Value Opportunities AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Large Cap Value Opportunities AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code. Because the Large Cap Value Opportunities AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Large Cap Value Opportunities AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

VALUE INVESTMENT STYLE RISK.

The Large Cap Value Opportunities AlphaDEX(TM) Fund's value-oriented investment style may not be successful in realizing the Large Cap Value Opportunities AlphaDEX(TM) Fund's investment objective. Value companies may have experienced adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

_______________________________________________________________________________
                                        19

          FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund (the "Large Cap Growth Opportunities AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Large Cap Growth Opportunities AlphaDEX(TM) Fund's fees and expenses) of an equity index called the Defined Large Cap Growth Opportunities Index (Symbol: DEFILGOI) (the "Large Cap Growth Index").

EXCHANGE-LISTED

The Shares are listed and trade on the AMEX under the ticker symbol "FTC."

PRINCIPAL INVESTMENT STRATEGIES

The Large Cap Growth Opportunities AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Growth Index. The Large Cap Growth Opportunities AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.

The Large Cap Growth Opportunities AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Large Cap Growth Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Large Cap Growth Opportunities AlphaDEX(TM) Fund's performance and the performance of the Large Cap Growth Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Large Cap Growth Opportunities AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Large Cap Growth Opportunities AlphaDEX(TM) Fund's investment objective, the Large Cap Growth Opportunities AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Large Cap Growth Index in proportion to their weightings in the Large Cap Growth Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Large Cap Growth Opportunities AlphaDEX(TM) Fund may purchase a sample of stocks in the Large Cap Growth Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Large Cap Growth Index, purchase securities not in the Large Cap Growth Index which First Trust believes are appropriate to substitute for certain securities in the Large Cap Growth Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Large Cap Growth Index. The Large Cap Growth Opportunities AlphaDEX(TM) Fund may sell stocks that are represented in the Large Cap Growth Index in anticipation of their removal from the Large Cap Growth Index or purchase stocks not represented in the Large Cap Growth Index in anticipation of their addition to the Large Cap Growth Index.

_______________________________________________________________________________
                                        20

INDEX CONSTRUCTION

The Large Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500/Citigroup Growth Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P 500/Citigroup Growth Index includes certain stocks within the S&P 500 Index selected on growth factors. The inception date of the Large Cap Growth Index was April 9, 2007. The initial divisor was created to set a benchmark value of 100.00 on January 8, 1996. The Large Cap Growth Index was created and trademarked by S&P. As of October 31, 2007, the S&P 500/Citigroup Growth Index consisted of 318 stocks and the Large Cap Growth Index consisted of 179 stocks.

The Large Cap Growth Index is constructed by S&P in the following manner:

         1. S&P ranks all stocks in the S&P 500/Citigroup Growth Index against all stocks in the S&P 500 Index on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

         2. S&P/Citigroup Growth and Value series is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 1 as its selection score. Stocks that S&P/Citigroup classified solely as value are not eligible for inclusion in the Large Cap Growth Index. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 1 as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P/Citigroup allocates between growth and value are not eligible for inclusion in the Large Cap Growth Index if their value scores are better than their growth scores.

         3. For the Large Cap Growth Index, remaining stocks are then ranked according to their selection score from step 2. The bottom 25% of such remaining stocks is then eliminated and the top 75% of such stocks is selected for the Large Cap Growth Index.

         4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Large Cap Growth Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Large Cap Growth Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Large Cap Growth Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Large Cap Growth Index.

_______________________________________________________________________________
                                        21

PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. The Shares of the Large Cap Growth Opportunities AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Large Cap Growth Opportunities AlphaDEX(TM) Fund. The Large Cap Growth Opportunities AlphaDEX(TM) Fund may not achieve its objective. An investment in the Large Cap Growth Opportunities AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Large Cap Growth Opportunities AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Large Cap Growth Opportunities AlphaDEX(TM) Fund.

MARKET RISK

One of the principal risks of investing in the Large Cap Growth Opportunities AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Large Cap Growth Opportunities AlphaDEX(TM) Fund, Shares of the Large Cap Growth Opportunities AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

INDEX TRACKING RISK

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Large Cap Growth Index.

NON-CORRELATION RISK

The Large Cap Growth Opportunities AlphaDEX(TM) Fund's return may not match the return of the Large Cap Growth Index for a number of reasons. For example, the Large Cap Growth Opportunities AlphaDEX(TM) Fund incurs operating expenses not applicable to the Large Cap Growth Index, and may incur costs in buying and selling securities, especially when rebalancing the Large Cap Growth Opportunities AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Large Cap Growth Index. In addition, the Large Cap Growth Opportunities AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Large Cap Growth Index or the ratios between the securities included in the Large Cap Growth Index.

The Large Cap Growth Opportunities AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Large Cap Growth Opportunities AlphaDEX(TM) Fund or reserves of cash held by the Large Cap Growth Opportunities AlphaDEX(TM) Fund to meet redemptions and expenses. If the Large Cap Growth Opportunities AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Large Cap Growth Index, as would be the case if it purchased all of the stocks in the Large Cap Growth Index with the same weightings as the Large Cap Growth Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Large Cap Growth Opportunities AlphaDEX(TM) Fund's performance and the performance of the Large Cap Growth Index, there can be no assurance that the Large Cap Growth Opportunities AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Large Cap Growth Opportunities AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Large Cap Growth Index.

REPLICATION MANAGEMENT RISK

The Large Cap Growth Opportunities AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Large Cap Growth Index. As a result of this policy,

_______________________________________________________________________________
                                        22
securities held by the Large Cap Growth Opportunities AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Large Cap Growth Opportunities AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Large Cap Growth Index.

INTELLECTUAL PROPERTY RISK.

The Large Cap Growth Opportunities AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Large Cap Growth Opportunities AlphaDEX(TM) Fund to use its corresponding equity index in the Defined Index Series and the Intellectual Property in connection with the name and investment strategies of the Large Cap Growth Opportunities AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Large Cap Growth Opportunities AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Large Cap Growth Opportunities AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Large Cap Growth Opportunities AlphaDEX(TM) Fund.

ISSUER SPECIFIC CHANGES RISK.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

CONCENTRATION RISK.

The Large Cap Growth Opportunities AlphaDEX(TM) Fund will be concentrated in the securities of a given industry if the Large Cap Growth Index is concentrated in such industry. A concentration makes the Large Cap Growth Opportunities AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry and may subject the Large Cap Growth Opportunities AlphaDEX(TM) Fund to greater market risk than more diversified funds.

NON-DIVERSIFICATION RISK.

The Large Cap Growth Opportunities AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Large Cap Growth Opportunities AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code. Because the Large Cap Growth Opportunities AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Large Cap Growth Opportunities AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

GROWTH INVESTMENT STYLE RISK.

The Large Cap Growth Opportunities AlphaDEX(TM) Fund's growth-oriented investment style may not be successful in realizing the Large Cap Growth Opportunities AlphaDEX(TM) Fund's investment objective. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

_______________________________________________________________________________
                                        23

                  FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The First Trust Multi Cap Value AlphaDEX(TM) Fund (the "Multi Cap Value AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Multi Cap Value AlphaDEX(TM) Fund's fees and expenses) of an equity index called the Defined Multi Cap Value Index (Symbol:
DEFIMCVI) (the "Multi Cap Value Index").

EXCHANGE-LISTED

The Shares are listed and trade on the AMEX under the ticker symbol "FAB."

PRINCIPAL INVESTMENT STRATEGIES

The Multi Cap Value AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Multi Cap Value Index. The Multi Cap Value AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.

The Multi Cap Value AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Multi Cap Value Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Multi Cap Value AlphaDEX(TM) Fund's performance and the performance of the Multi Cap Value Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Multi Cap Value AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Multi Cap Value AlphaDEX(TM) Fund's investment objective, the Multi Cap Value AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Multi Cap Value Index in proportion to their weightings in the Multi Cap Value Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Multi Cap Value AlphaDEX(TM) Fund may purchase a sample of stocks in the Multi Cap Value Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Multi Cap Value Index, purchase securities not in the Multi Cap Value Index which First Trust believes are appropriate to substitute for certain securities in the Multi Cap Value Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Multi Cap Value Index. The Multi Cap Value AlphaDEX(TM) Fund may sell stocks that are represented in the Multi Cap Value Index in anticipation of their removal from the Multi Cap Value Index or purchase stocks not represented in the Multi Cap Value Index in anticipation of their addition to the Multi Cap Value Index.

INDEX CONSTRUCTION

The Multi Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500/Citigroup Value Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P

_______________________________________________________________________________
                                        24

Composite 1500/Citigroup Value Index includes certain stocks within the S&P Composite 1500 Index considered to have value characteristics. The inception date of the Multi Cap Value Index was April 9, 2007. The initial divisor was created to set a benchmark value of 100.00 on January 8, 1996. The Multi Cap Value Index was created and trademarked by S&P. As of October 31, 2007, the S&P Composite 1500/Citigroup Value Index consisted of 1,096 stocks and the Multi Cap Value Index consisted of 595 stocks.

The stocks of the S&P Composite 1500/Citigroup Value Index (i) that are members of the S&P 500/Citigroup Value Index will comprise 50% of the Multi Cap Value Index, (ii) that are members of the S&P MidCap 400/Citigroup Value Index will comprise 30% of the Multi Cap Value Index and (iii) that are members of the S&P SmallCap 600/Citigroup Value Index will comprise 20% of the Multi Cap Value Index. The Multi Cap Value Index is constructed in the following manner:

         For the stocks selected from the S&P 500/Citigroup Value Index:

         1. S&P ranks all stocks in the S&P 500/Citigroup Value Index against all the stocks in the S&P 500 Index on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

         2. S&P/Citigroup Growth and Value series is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 1 as its selection score. Stocks that S&P/Citigroup classified solely as growth are not eligible for inclusion in the Multi Cap Value Index. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 1 as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P/Citigroup allocates between growth and value are not eligible for inclusion in the Multi Cap Value Index if their growth scores are better than their value scores.

         3. For the Multi Cap Value Index, remaining stocks are then ranked according to their selection score from step 2. The bottom 25% of such remaining stocks is then eliminated and the top 75% of such stocks is selected for the Multi Cap Value Index.

         4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

For the stocks selected from the S&P MidCap 400/Citigroup Value Index:

         1. S&P ranks all stocks in the S&P MidCap 400/Citigroup Value Index against all the stocks in the S&P MidCap 400 Index on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

_______________________________________________________________________________
                                        25

         2. S&P/Citigroup Growth and Value series is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 1 as its selection score. Stocks that S&P/Citigroup classified solely as growth are not eligible for inclusion in the Multi Cap Value Index. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 1 as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P/Citigroup allocates between growth and value are not eligible for inclusion in the Multi Cap Value Index if their growth scores are better than their value scores.

         3. For the Multi Cap Value Index, remaining stocks are then ranked according to their selection score from step 2. The bottom 25% of such remaining stocks is then eliminated and the top 75% of such stocks is selected for the Multi Cap Value Index.

         4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

For the stocks selected from the S&P SmallCap 600/Citigroup Value Index:

         1. S&P ranks all stocks in the S&P SmallCap 600/Citigroup Value Index against all the stocks in the S&P SmallCap 600 Index on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

         2. S&P/Citigroup Growth and Value series is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 1 as its selection score. Stocks that S&P/Citigroup classified solely as growth are not eligible for inclusion in the Multi Cap Value Index. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 1 as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P/Citigroup allocates between growth and value are not eligible for inclusion in the Multi Cap Value Index if their growth scores are better than their value scores.

         3. For the Multi Cap Value Index, remaining stocks are then ranked according to their selection score from step 2. The bottom 25% of such remaining stocks is then eliminated and the top 75% of such stocks is selected for the Multi Cap Value Index.

         4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

_______________________________________________________________________________
                                        26

The Multi Cap Value Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Multi Cap Value Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Multi Cap Value Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Multi Cap Value Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. The Shares of the Multi Cap Value AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Multi Cap Value AlphaDEX(TM) Fund. The Multi Cap Value AlphaDEX(TM) Fund may not achieve its objective. An investment in the Multi Cap Value AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Multi Cap Value AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Multi Cap Value AlphaDEX(TM) Fund.

MARKET RISK

One of the principal risks of investing in the Multi Cap Value AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Multi Cap Value AlphaDEX(TM) Fund, Shares of the Multi Cap Value AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

INDEX TRACKING RISK

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Multi Cap Value Index.

NON-CORRELATION RISK

The Multi Cap Value AlphaDEX(TM) Fund's return may not match the return of the Multi Cap Value Index for a number of reasons. For example, the Multi Cap Value AlphaDEX(TM) Fund incurs operating expenses not applicable to the Multi Cap Value Index, and may incur costs in buying and selling securities, especially when rebalancing the Multi Cap Value AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Multi Cap Value Index. In addition, the Multi Cap Value AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Multi Cap Value Index or the ratios between the securities included in the Multi Cap Value Index.

The Multi Cap Value AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Multi Cap Value AlphaDEX(TM) Fund or reserves of cash held by the Multi Cap Value AlphaDEX(TM) Fund to meet redemptions and expenses. If the Multi Cap Value AlphaDEX(TM) Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Multi Cap Value Index, as would be the case if it purchased all of the stocks in the Multi Cap Value Index with the same weightings as the Multi Cap Value Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Multi Cap Value AlphaDEX(TM) Fund's performance and the performance of the Multi Cap Value Index, there can be no assurance that the Multi Cap Value AlphaDEX(TM) Fund will

_______________________________________________________________________________
                                        27
be able to achieve such a correlation. Accordingly, the Multi Cap Value AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Multi Cap Value Index.

REPLICATION MANAGEMENT RISK

The Multi Cap Value AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Multi Cap Value Index. As a result of this policy, securities held by the Multi Cap Value AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Multi Cap Value AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Multi Cap Value Index.

INTELLECTUAL PROPERTY RISK.

The Multi Cap Value AlphaDEX(TM) Fund relies on a license and related sublicense that permits the Multi Cap Value AlphaDEX(TM) Fund to use its corresponding equity index in the Defined Index Series and the Intellectual Property in connection with the name and investment strategies of the Multi Cap Value AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Multi Cap Value AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Multi Cap Value AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Multi Cap Value AlphaDEX(TM) Fund.

ISSUER SPECIFIC CHANGES RISK.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

CONCENTRATION RISK.

The Multi Cap Value AlphaDEX(TM) Fund will be concentrated in the securities of a given industry if the Multi Cap Value Index is concentrated in such industry. A concentration makes the Multi Cap Value AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry and may subject the Multi Cap Value AlphaDEX(TM) Fund to greater market risk than more diversified funds.

NON-DIVERSIFICATION RISK.

The Multi Cap Value AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Multi Cap Value AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code. Because the Multi Cap Value AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Multi Cap Value AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

SMALL CAP AND MID CAP COMPANY RISK

The Multi Cap Value AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly

_______________________________________________________________________________
                                        28
available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE INVESTMENT STYLE RISK.

The Multi Cap Value AlphaDEX(TM) Fund's value-oriented investment style may not be successful in realizing the Multi Cap Value AlphaDEX(TM) Fund's investment objective. Value companies may have experienced adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

_______________________________________________________________________________
                                        29

                 First Trust Multi Cap Growth AlphaDEX(TM) Fund
                   Investment Objective, Strategies and Risks

INVESTMENT OBJECTIVE

The First Trust Multi Cap Growth AlphaDEX(TM) Fund (the "Multi Cap Growth AlphaDEX(TM) Fund") seeks investment results that correspond generally to the price and yield (before the Multi Cap Growth AlphaDEX(TM) Fund's fees and expenses) of an equity index called the Defined Multi Cap Growth Index (Symbol:
DEFIMCGI) (the "Multi Cap Growth Index").

EXCHANGE-LISTED

The Shares are listed and trade on the AMEX under the ticker symbol "FAD."

PRINCIPAL INVESTMENT STRATEGIES

The Multi Cap Growth AlphaDEX(TM) Fund will normally invest at least 90% of its total assets in common stocks that comprise the Multi Cap Growth Index. The Multi Cap Growth AlphaDEX(TM) Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust can change such policies without receiving shareholder approval.

The Multi Cap Growth AlphaDEX(TM) Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Multi Cap Growth Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Multi Cap Growth AlphaDEX(TM) Fund's performance and the performance of the Multi Cap Growth Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Multi Cap Growth AlphaDEX(TM) Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Multi Cap Growth AlphaDEX(TM) Fund's investment objective, the Multi Cap Growth AlphaDEX(TM) Fund generally will invest in all of the stocks comprising the Multi Cap Growth Index in proportion to their weightings in the Multi Cap Growth Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Multi Cap Growth AlphaDEX(TM) Fund may purchase a sample of stocks in the Multi Cap Growth Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Multi Cap Growth Index, purchase securities not in the Multi Cap Growth Index which First Trust believes are appropriate to substitute for certain securities in the Multi Cap Growth Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Multi Cap Growth Index. The Multi Cap Growth AlphaDEX(TM) Fund may sell stocks that are represented in the Multi Cap Growth Index in anticipation of their removal from the Multi Cap Growth Index or purchase stocks not represented in the Multi Cap Growth Index in anticipation of their addition to the Multi Cap Growth Index.

_______________________________________________________________________________
                                        30

INDEX CONSTRUCTION

The Multi Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500/Citigroup Growth Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P Composite 1500/Citigroup Growth Index includes certain stocks within the S&P Composite 1500 Index considered to have growth characteristics. The inception date of the Multi Cap Growth Index was April 9, 2007. The initial divisor was created to set a benchmark value of 100.00 on January 8, 1996. The Multi Cap Growth Index was created and trademarked by S&P. As of October 31, 2007, the S&P Composite 1500/Citigroup Growth Index consisted of 939 stocks and the Multi Cap Growth Index consisted of 522 stocks.

The stocks of the S&P Composite 1500/Citigroup Growth Index (i) that are members of the S&P 500/Citigroup Growth Index will comprise 50% of the Multi Cap Growth Index, (ii) that are members of the S&P MidCap 400/Citigroup Growth Index will comprise 30% of the Multi Cap Growth Index and (iii) that are members of the S&P SmallCap 600/Citigroup Growth Index will comprise 20% of the Multi Cap Growth Index. The Multi Cap Growth Index is constructed in the following manner:

For the stocks selected from the S&P 500/Citigroup Growth Index:

         1. S&P ranks all stocks in the S&P 500/Citigroup Growth Index against all the stocks in the S&P 500 Index on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

         2. S&P/Citigroup Growth and Value series is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 1 as its selection score. Stocks that S&P/Citigroup classified solely as value are not eligible for inclusion in the Multi Cap Growth Index. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 1 as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P/Citigroup allocates between growth and value are not eligible for inclusion in the Multi Cap Growth Index if their value scores are better than their growth scores.

         3. For the Multi Cap Growth Index, remaining stocks are then ranked according to their selection score from step 2. The bottom 25% of such remaining stocks is then eliminated and the top 75% of such stocks is selected for the Multi Cap Growth Index.

         4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

_______________________________________________________________________________
                                        31

For the stocks selected from the S&P MidCap 400/Citigroup Growth Index:

         1. S&P ranks all stocks in the S&P MidCap 400/Citigroup Growth Index against all the stocks in the S&P MidCap 400 Index on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

         2. S&P/Citigroup Growth and Value series is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 1 as its selection score. Stocks that S&P/Citigroup classified solely as value are not eligible for inclusion in the Multi Cap Growth Index. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 1 as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P/Citigroup allocates between growth and value are not eligible for inclusion in the Multi Cap Growth Index if their value scores are better than their growth scores.

         3. For the Multi Cap Growth Index, remaining stocks are then ranked according to their selection score from step 2. The bottom 25% of such remaining stocks is then eliminated and the top 75% of such stocks is selected for the Multi Cap Growth Index.

         4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

For the stocks selected from the S&P SmallCap 600/Citigroup Growth Index:

         1. S&P ranks all stocks in the S&P SmallCap 600/Citigroup Growth Index against all the stocks in the S&P SmallCap 600 Index on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

         2. S&P/Citigroup Growth and Value series is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P/Citigroup classified solely as growth or value, the stock receives the rank for that style from step 1 as its selection score. Stocks that S&P/Citigroup classified solely as value are not eligible for inclusion in the Multi Cap Growth Index. For stocks that S&P/Citigroup allocates between growth and value, the stock receives the best rank from step 1 as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P/Citigroup allocates between growth and value are not eligible for inclusion in the Multi Cap Growth Index if their value scores are better than their growth scores.

         3. For the Multi Cap Growth Index, remaining stocks are then ranked according to their selection score from step 2. The bottom 25% of such remaining stocks is then eliminated and the top 75% of such stocks is selected for the Multi Cap Growth Index.

_______________________________________________________________________________
                                        32

         4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Multi Cap Growth Index is rebalanced and reconstituted on the last business day of each calendar quarter. Changes will be effective at the open on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Multi Cap Growth Index is reallocated pro-rata among the remaining index constituents. Spin-offs are not included in the Multi Cap Growth Index. The value of the spin-off is reallocated to the parent company.

See "Additional Index Information" for additional information regarding the Multi Cap Growth Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. The Shares of the Multi Cap Growth AlphaDEX(TM) Fund will change in value, and loss of money is a risk of investing in the Multi Cap Growth AlphaDEX(TM) Fund. The Multi Cap Growth AlphaDEX(TM) Fund may not achieve its objective. An investment in the Multi Cap Growth AlphaDEX(TM) Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Multi Cap Growth AlphaDEX(TM) Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Multi Cap Growth AlphaDEX(TM) Fund.

MARKET RISK

One of the principal risks of investing in the Multi Cap Growth AlphaDEX(TM) Fund is market risk. Market risk is the risk that a particular stock owned by the Multi Cap Growth AlphaDEX(TM) Fund, Shares of the Multi Cap Growth AlphaDEX(TM) Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

INDEX TRACKING RISK

You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Multi Cap Growth Index.

NON-CORRELATION RISK

The Multi Cap Growth AlphaDEX(TM) Fund's return may not match the return of the Multi Cap Growth Index for a number of reasons. For example, the Multi Cap Growth AlphaDEX(TM) Fund incurs operating expenses not applicable to the Multi Cap Growth Index, and may incur costs in buying and selling securities, especially when rebalancing the Multi Cap Growth AlphaDEX(TM) Fund's portfolio holdings to reflect changes in the composition of the Multi Cap Growth Index. In addition, the Multi Cap Growth AlphaDEX(TM) Fund's portfolio holdings may not exactly replicate the securities included in the Multi Cap Growth Index or the ratios between the securities included in the Multi Cap Growth Index.

The Multi Cap Growth AlphaDEX(TM) Fund may not be fully invested at times, either as a result of cash flows into the Multi Cap Growth AlphaDEX(TM) Fund or reserves of cash held by the Multi Cap Growth AlphaDEX(TM) Fund to meet redemptions and expenses. If the Multi Cap Growth AlphaDEX(TM) Fund utilizes a

_______________________________________________________________________________
                                        33
sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Multi Cap Growth Index, as would be the case if it purchased all of the stocks in the Multi Cap Growth Index with the same weightings as the Multi Cap Growth Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Multi Cap Growth AlphaDEX(TM) Fund's performance and the performance of the Multi Cap Growth Index, there can be no assurance that the Multi Cap Growth AlphaDEX(TM) Fund will be able to achieve such a correlation. Accordingly, the Multi Cap Growth AlphaDEX(TM) Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Multi Cap Growth Index.

REPLICATION MANAGEMENT RISK

The Multi Cap Growth AlphaDEX(TM) Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Multi Cap Growth Index. As a result of this policy, securities held by the Multi Cap Growth AlphaDEX(TM) Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Multi Cap Growth AlphaDEX(TM) Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Multi Cap Growth Index.

INTELLECTUAL PROPERTY RISK.

The Multi Cap Growth AlphaDEX(TM) Fund relies on a license and related sublicense that permits Multi Cap Growth AlphaDEX(TM) Fund to use its corresponding equity index in the Defined Index Series and the Intellectual Property in connection with the name and investment strategies of the Multi Cap Growth AlphaDEX(TM) Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Multi Cap Growth AlphaDEX(TM) Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to FTP, on behalf of First Trust and the Multi Cap Growth AlphaDEX(TM) Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Multi Cap Growth AlphaDEX(TM) Fund.

ISSUER SPECIFIC CHANGES RISK.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

CONCENTRATION RISK.

The Multi Cap Growth AlphaDEX(TM) Fund will be concentrated in the securities of a given industry if the Multi Cap Growth Index is concentrated in such industry. A concentration makes the Multi Cap Growth AlphaDEX(TM) Fund more susceptible to any single occurrence affecting the industry and may subject the Multi Cap Growth AlphaDEX(TM) Fund to greater market risk than more diversified funds.

NON-DIVERSIFICATION RISK.

The Multi Cap Growth AlphaDEX(TM) Fund is classified as "non-diversified" under the 1940 Act. As a result, the Multi Cap Growth AlphaDEX(TM) Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code. Because the Multi Cap Growth AlphaDEX(TM) Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Multi Cap Growth AlphaDEX(TM) Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

_______________________________________________________________________________
                                        34

SMALL CAP AND MID CAP COMPANY RISK

The Multi Cap Growth AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

GROWTH INVESTMENT STYLE RISK.

The Multi Cap Growth AlphaDEX(TM) Fund's growth-oriented investment style may not be successful in realizing the Multi Cap Growth AlphaDEX(TM) Fund's investment objective. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

_______________________________________________________________________________
                                        35

HOW THE FUNDS HAVE PERFORMED

The Funds have not yet operated for a full calendar year and therefore, performance information is not included in this section of the Prospectus. However, see "Total Return Information" for performance information regarding the Funds.

WHAT ARE THE COSTS OF INVESTING?

The following table describes the estimated fees and expenses you may pay when you buy or sell Creation Units of each Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

                          Large Cap         Mid Cap Core      Small Cap         Large Cap         Large Cap
                          Core              AlphaDEX(TM)      Core              Value             Growth
                          AlphaDEX(TM)      Fund              AlphaDEX(TM)      Opportunities     Opportunities
                          Fund                                Fund              AlphaDEX(TM)      AlphaDEX(TM)
                                                                                Fund              Fund

Shareholder Fees          None              None              None              None              None
(paid directly by
Authorized
Participants)
Sales charges (loads)

Standard                  $2,000            $1,500            $2,500            $1,000            $1,000
transaction fee
per order(1)

Additional                Up to 3 times     Up to 3 times     Up to 3 times     Up to 3 times     Up to 3 times
transaction charge        the standard      the standard      the standard      the standard      the standard
if settled outside        transaction fee   transaction fee   transaction fee   transaction fee   transaction fee
of the usual
process through the
Continuous Net
Settlement System
of the National
Securities Clearing
Corporation(1)


Annual Fund Operating
Expenses(2)
(Expenses that are
deducted from the
Fund's assets)

Management Fees           0.50%             0.50%             0.50%             0.50%             0.50%

Distribution and          0.00%             0.00%             0.00%             0.00%             0.00%
Service (12b-1)
Fees(3)

Other Expenses(4)         3.28%             2.49%             3.05%             2.91%             2.49%

Total Annual Fund         3.78%             2.99%             3.55%             3.41%             2.99%
Operating Expenses

Fee Waivers               3.08%             2.29%             2.85%             2.71%             2.29%
and Expense
Reimbursement(5)

Total Net Annual Fund
Operating Expenses        0.70%             0.70%             0.70%             0.70%             0.70%


                           Multi Cap         Multi Cap
                           Value             Growth
                           AlphaDEX(TM)      AlphaDEX(TM)
                           Fund              Fund


Shareholder Fees           None              None
(paid directly by
Authorized
Participants)
Sales charges (loads)

Standard                   $3,500            $3,000
transaction fee
per order(1)

Additional                 Up to 3 times     Up to 3 times
transaction charge         the standard      the standard
if settled outside         transaction fee   transaction fee
of the usual
process through the
Continuous Net
Settlement System
of the National
Securities Clearing
Corporation(1)


Annual Fund Operating
Expenses(2)
(Expenses that are
deducted from the
Fund's assets)

Management Fees            0.50%             0.50%

Distribution and           0.00%             0.00%
Service (12b-1)
Fees(3)

Other Expenses(4)          3.31%             2.54%

Total Annual Fund          3.81%             3.04%
Operating Expenses

Fee Waivers                3.11%             2.34%
and Expense
Reimbursement(5)

Total Net Annual Fund
Operating Expenses         0.70%             0.70%

_______________________________________________________________________________
                                        36

EXAMPLE

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of each of the Funds or customary brokerage commissions that you pay when purchasing or selling Shares of each of the Funds in the secondary market.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be as set forth in the table below:

FUND                                                    1 YEAR       3 YEARS     5 YEARS     10 YEARS
Large Cap Core AlphaDEX(TM)  Fund                       $ 72          $870       $1,687       $3,821
Mid Cap Core AlphaDEX(TM)  Fund                           72           708        1,370        3,145
Small Cap Core AlphaDEX(TM)  Fund                         72           823        1,596        3,629
Large Cap Value Opportunities AlphaDEX(TM)  Fund          72           794        1,540        3,511
Large Cap Growth Opportunities AlphaDEX(TM)  Fund         72           708        1,370        3,145
Multi Cap Value AlphaDEX(TM)  Fund                        72           876        1,699        3,845
Multi Cap Growth AlphaDEX(TM)  Fund                       72           718        1,390        3,190


 1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $2,000 for the Large Cap Core AlphaDEX(TM) Fund (assuming 301 to 400 different securities in a Creation Unit); $1,500 for the Mid Cap Core AlphaDEX(TM) Fund (assuming 201 to 300 different securities in a Creation Unit); $2,500 for the Small Cap Core AlphaDEX(TM) Fund (assuming 401 to 500 different securities in a Creation Unit); $1,000 for the Large Cap Value Opportunities AlphaDEX(TM) Fund (assuming 101 to 200 different securities in a Creation Unit); $1,000 for the Large Cap Growth Opportunities AlphaDEX(TM) Fund (assuming 101 to 200 different securities in a Creation Unit); $3,500 for the Multi Cap Value AlphaDEX(TM) Fund (assuming 601 to 700 different securities in a Creation
    Unit); and $3,000 for the Multi Cap Growth AlphaDEX(TM) Fund (assuming 501 to 600 different securities in a Creation Unit). However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.

 (2) Expressed as a percentage of average daily net assets.

 (3) Each Fund has adopted a distribution and service (12b-1) plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by a Fund and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2009.

 (4) Other Expenses are based on estimated expenses for the current fiscal year.

 (5) First Trust has agreed to waive fees and/or pay each Fund's expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average net assets per year, at least until May 10, 2009. Expenses borne by First Trust are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund at any time if it would result in such Fund's expenses exceeding 0.70% of average daily net assets per year.

_______________________________________________________________________________
                                        37

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Funds issue and redeem Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units, called "Authorized Participants" ("APs"), can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth on the expense table for each purchase transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $3,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth on the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $3,000,000 and a 5% return each year, assuming that a Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated:

FUND                                                       1 YEAR        3 YEARS      5 YEARS      10 YEARS
Large Cap Core AlphaDEX(TM)  Fund                          $ 11,151      $ 90,966     $172,741     $386,070
Mid Cap Core AlphaDEX(TM)  Fund                              10,151        73,782      139,997      317,537
Small Cap Core AlphaDEX(TM)  Fund                            12,151        87,281      164,606      367,946
Large Cap Value Opportunities AlphaDEX(TM)  Fund              9,151        81,419      156,003      353,092
Large Cap Growth Opportunities AlphaDEX(TM)  Fund             9,151        72,782      138,997      316,537
Multi Cap Value AlphaDEX(TM)  Fund                           14,151        94,576      176,926      391,532
Multi Cap Growth AlphaDEX(TM)  Fund                          13,151        77,814      145,037      324,968

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of a Fund and do not impact a Fund's expense ratio.

                        ADDITIONAL INVESTMENT STRATEGIES

Each of the policies described herein is a non-fundamental policy of each Fund that may be changed by the Board of Trustees of the Trust without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Objective and Policies."

EQUITY SECURITIES

The Funds invest primarily in equity securities of U.S. issuers. Eligible equity securities include common stocks and warrants to purchase common stocks. In addition, the Funds may invest in equity securities of non-U.S. issuers listed

_______________________________________________________________________________
                                        38
on any national exchange if such securities are included in the applicable equity index in the Defined Index Series, including depositary receipts that represent non-U.S. common stocks deposited with a custodian.

SHORT-TERM INVESTMENTS

The Funds may invest in cash equivalents or other short-term investments, including U.S. government securities, commercial paper, repurchase agreements, money-market funds or similar fixed-income securities with remaining maturities of one year or less. For more information on short-term investments, see the SAI.

FUTURES AND OPTIONS

The Funds may use various investment strategies designed to hedge against changes in the values of securities the Funds own or expect to purchase or to hedge against interest rate or currency exchange rate changes. The securities used to implement these strategies include financial futures contracts, options, forward contracts, options on financial futures and stock index options.

DELAYED DELIVERY SECURITIES

The Funds may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the securities to be purchased may decline before the settlement date.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is included in the Fund's SAI.

                   ADDITIONAL RISKS OF INVESTING IN THE FUNDS

Risk is inherent in all investing. Investing in each Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that each Fund will meet its stated objective. Before you invest, you should consider the following risks.

TRADING ISSUES

Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

FLUCTUATION OF NET ASSET VALUE

The NAV of Shares of each Fund will generally fluctuate with changes in the market value of each Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on the AMEX. First Trust cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading

_______________________________________________________________________________
                                        39
market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Funds trading individually or in the aggregate at any point in time. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), First Trust believes that large discounts or premiums to the NAV of Shares should not be sustained.

INFLATION

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of the Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

NON-U.S. INVESTMENT

The Funds may invest in non-U.S. securities publicly traded in the United States. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in non-U.S. securities include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in non-U.S. currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.


INVESTMENT STRATEGY

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in each Fund's corresponding equity index in the Defined Index Series. As a result of this policy, securities held by a Fund will generally not be bought or sold in response to market fluctuations. This policy may subject investors to greater market risk than other mutual funds.

                                FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board of Trustees (the "Board") is responsible for its overall management and direction. The Board elects the Trust's officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.

                             MANAGEMENT OF THE FUNDS

First Trust Advisors L.P. ("First Trust"), 1001 Warrenville Road, Lisle, Illinois 60532, is the investment adviser to the Funds. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the portfolios.

_______________________________________________________________________________
                                        40

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board of Trustees of the Trust.

First Trust serves as adviser or sub-adviser for 25 mutual fund portfolios, 36 exchange-traded fund portfolios and 14 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by FTP, 1001 Warrenville Road, Lisle, Illinois 60532. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the Shares of each Fund.

There is no one individual primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of a committee (the "Investment Committee"). The Investment Committee consists of Daniel J. Lindquist, Robert F. Carey, Jon C. Erickson, David G. McGarel, Roger F. Testin and Stan Ueland. Mr. Lindquist rejoined First Trust as a Vice President in April 2004 after serving as Chief Operating Officer of Mina Capital Management LLC from January 2004 to April 2004 and Samaritan Asset Management Services, Inc. from April 2000 to January 2004 and has been a Senior Vice President of First Trust and FTP since September 2005. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of the Fund's investment strategies. Mr. Carey is the Chief Investment Officer and Senior Vice President of First Trust and Senior Vice President of FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. Since November 2003, Mr. Testin has been a Senior Vice President of First Trust and FTP. From August 2001 to November 2003, Mr. Testin was a Vice President of First Trust and FTP. Prior to joining First Trust, Mr. Testin was an analyst for Dolan Capital Management. Mr. Testin is the head of First Trust's Portfolio Management Group. Mr. Ueland has been a Vice President of First Trust and FTP since August 2005. At First Trust, he plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust. Before joining First Trust, Mr. Ueland was vice president of sales at BondWave LLC from May 2004 through August 2005, an account executive for Mina Capital Management LLC and Samaritan Asset Management Services, Inc. from January 2003 through May 2004, and a sales consultant at Oracle Corporation from January 1997 through January 2003. For additional information concerning First Trust, including a description of the services provided to the Funds, see the Funds' SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of Shares of the Funds.

The table below sets forth the annual management fee that First Trust receives from each Fund. Due to expense reimbursements, none of the Funds paid a management fee for the period ended July 31, 2007. A discussion regarding the approval of the Investment Management Agreement is available in the Funds' Annual Report to Shareholders for the period ended July 31, 2007.

_______________________________________________________________________________
                                        41

FUND                                                     ANNUAL MANAGEMENT FEE
Large Cap Core AlphaDEX(TM)  Fund                        0.50% of average daily net assets
Mid Cap Core AlphaDEX(TM)  Fund                          0.50% of average daily net assets
Small Cap Core AlphaDEX(TM)  Fund                        0.50% of average daily net assets
Large Cap Value Opportunities AlphaDEX(TM)  Fund         0.50% of average daily net assets
Large Cap Growth Opportunities AlphaDEX(TM)  Fund        0.50% of average daily net assets
Multi Cap Value AlphaDEX(TM)  Fund                       0.50% of average daily net assets
Multi Cap Growth AlphaDEX(TM)  Fund                      0.50% of average daily net assets

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, paying for its sublicensing fees related to each Fund's corresponding equity index in the Defined Index Series, any distribution fees or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.70% of average daily net assets per year, at least until May 10, 2009. Expenses borne by First Trust are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund at any time if it would result in such Fund's expenses exceeding 0.70% of average daily net assets per year.

                           HOW TO BUY AND SELL SHARES

Shares will be issued or redeemed by the Funds at NAV per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds will be listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-Share price differential. When buying or selling Shares through a broker, you should expect to incur customary brokerage commissions, you may receive less than the NAV of the Shares, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from a Fund, and shareholders may tender their Shares for redemption directly to such Fund, only in Creation Units of 100,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

For the purpose of the 1940 Act, each Fund is treated as a registered investment company, and the acquisition of Shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Funds, has received an exemptive order from the Securities and Exchange Commission that permites certain registered investment companies to

_______________________________________________________________________________
                                        42
invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, inlucding that any such investment companies enter into such agreements with a Fund regarding the terms of any investment.

BOOK ENTRY

Shares are held in book-entry form, which means that no Share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of Share certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.

SHARE TRADING PRICES

The trading prices of Shares of a Fund on the AMEX may differ from such Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX disseminates the approximate value of Shares of the Funds every 15 seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF THE FUNDS' SHARES

Each Fund imposes no restrictions on the frequency of purchases and redemptions ("market timing"). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by each Fund's shareholders. The Board considered that, unlike traditional mutual funds, the Funds issue and redeem their Shares at NAV per Share for a basket of securities intended to mirror a Fund's portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the AMEX at prevailing market prices The Board noted that a Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in a Fund's trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. The Funds impose transaction fees on in-kind purchases and redemptions of Shares to cover

_______________________________________________________________________________
                                        43
the custodial and other costs incurred by a Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund's trading costs increase in those circumstances. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds' shareholders and (b) any attempts to market time the Funds by shareholders would not be expected to negatively impact the Funds or their shareholders.

                   CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Funds must have entered into an AP agreement with the Funds' distributor and transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchases and redemptions of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

PURCHASE

In order to purchase Creation Units of the Funds, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in each Fund's corresponding equity index in the Defined Index Series (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Funds' custodian through the facilities of the National Securities Clearing Corporation ("NSCC"), immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through an AP which is either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process"), or (ii) a participant of DTC ("DTC Participant") that has entered into an AP agreement with the Funds' distributor and transfer agent, with respect to purchases and redemptions of Creation Units of each Fund. All orders must be placed for one or more whole Creation Units of Shares of the Funds and must be received by the Funds' transfer agent in proper form no later than the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the Funds' transfer agent no later than 3:00 p.m., Eastern time. A custom order may be placed by an AP in the event that a Fund permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Purchasers of Creation Units must pay a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

_______________________________________________________________________________
                                        44

      NUMBER OF SECURITIES             CREATION
       IN A CREATION UNIT          TRANSACTION FEE

             1-100                      $500
           101-200                    $1,000
           201-300                    $1,500
           301-400                    $2,000
           401-500                    $2,500
           501-600                    $3,000
           601-700                    $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the Clearing Process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the SAI. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of each Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with a Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

REDEMPTION

The Funds' custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of each Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the Funds' transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to a Fund equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming AP. Investors should expect to incur customary brokerage commissions in connection with assembling a sufficient number of Shares of a Fund to constitute a redeemable

_______________________________________________________________________________
                                        45

Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

An order to redeem Creation Units of a Fund may only be effected by or through an AP. An order to redeem must be placed for one or more whole Creation Units and must be received by the Funds' transfer agent in proper form no later than the Closing Time in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the Funds' transfer agent no later than 3:00 p.m., Eastern time.

Parties redeeming Creation Units must pay a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

      NUMBER OF SECURITIES            REDEMPTION
       IN A CREATION UNIT          TRANSACTION FEE

             1-100                      $500
           101-200                    $1,000
           201-300                    $1,500
           301-400                    $2,000
           401-500                    $2,500
           501-600                    $3,000
           601-700                    $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, a Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are declared and paid semi-annually. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Such Shares will generally be reinvested by the broker based upon the market price of those Shares and investors may be subject to customary brokerage commissions charged by the broker.

_______________________________________________________________________________
                                        46

                               FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Funds. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Funds was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax adviser.

FUND STATUS

Each Fund intends to qualify as a "regulated investment company" under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

DISTRIBUTIONS

The Funds' distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of a Fund into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from a Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

DIVIDENDS RECEIVED DEDUCTION

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Funds because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Funds from certain corporations may be designated by the Funds as being eligible for the dividends received deduction.

_______________________________________________________________________________
                                        47

CAPITAL GAINS AND LOSSES AND CERTAIN ORDINARY INCOME DIVIDENDS

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from regulated investment companies such as the Funds are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Funds themselves. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Funds will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

SALE OF SHARES

If you sell your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

If you exchange equity securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the Cash Component paid. If you exchange Creation Units for equity securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

_______________________________________________________________________________
                                        48

DEDUCTIBILITY OF FUND EXPENSES

Expenses incurred and deducted by the Funds will generally not be treated as income taxable to you.

NON-U.S. TAX CREDIT

If a Fund invests in any non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes a Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes a Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

NON-U.S. INVESTORS

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which the Fund designates as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly designated by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of the Fund beginning prior to 2008, distributions from the Fund that are properly designated by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Funds make certain elections and certain other conditions are met.

                                DISTRIBUTION PLAN

FTP serves as the distributor of Creation Units for the Funds on an agency basis. FTP does not maintain a secondary market in Shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2009. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Funds' assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

_______________________________________________________________________________
                                        49

                                 NET ASSET VALUE

Each Fund's NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for a Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets are generally valued as set forth below. Common stocks and other equity securities listed on any national or non-U.S. exchange will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there are no transactions on the valuation date, securities traded principally on an exchange will be valued at the mean between the most recent bid and ask prices. Equity securities traded in the over-the-counter market are valued at their closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis. The value of any portfolio security held by a Fund for which market quotations are not readily available or securities for which market quotations are deemed unreliable will be determined by the Board or its designee in a manner that most fairly reflects the market value of the security on the valuation date.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in the prices used by the Fund differing from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.

                             FUND SERVICE PROVIDERS

The Bank of New York is the administrator, custodian and fund accounting and transfer agent for the Funds. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Funds.

_______________________________________________________________________________
                                        50

The Trust, on behalf of the Funds, has entered into an agreement with PFPC, Inc. ("PFPC"), 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PFPC will provide certain administrative services to the Trust in connection with the Board's meetings and other related matters.

                                 INDEX PROVIDER

Each equity index in the Defined Index Series that each respective Fund seeks to track is compiled by S&P. S&P is not affiliated with the Funds, First Trust or FTP. The Funds are entitled to use each equity index in the Defined Index Series pursuant to sublicensing arrangements by and among each Fund, S&P, First Trust and FTP, which in turn has a licensing agreement with S&P.

                                   DISCLAIMERS

First Trust does not guarantee the accuracy and/or the completeness of the Defined Index Series or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Defined Index Series or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Defined Index Series or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Defined Index Series, even if notified of the possibility of such damages.

FTP has licensed to S&P, free of charge, the right to use certain intellectual property owned by FTP, including the AlphaDEX(TM) trademark and the AlphaDEX(TM) stock selection method, in connection with the S&P's creation of the Defined Index Series. A patent application with respect to the AlphaDEX(TM) stock selection method is pending at the United States Patent and Trademark Office.

Notwithstanding such license, S&P is solely responsible for the creation, compilation and administration of the Defined Index Series and has the exclusive right to determine the stocks included in the indices and the indices' methodologies.

The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Defined Index Series to track general stock market performance or a segment of the same. S&P's publication of the Defined Index Series in no way suggests or implies an opinion by S&P as to the advisability of investment in any or all of the securities upon which the Defined Index Series is based. S&P's only relationship to First Trust Portfolios L.P. is the licensing of certain trademarks and trade names of S&P and of the Defined Index Series, which is determined, composed and calculated by S&P without regard to First Trust Portfolios L.P. or the Funds. S&P is not responsible for and has not reviewed the Funds nor any associated literature or publications and S&P makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. S&P reserves the right, at any

_______________________________________________________________________________
                                        51
time and without notice, to alter, amend, terminate or in any way change the Defined Index Series. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS DO NOT GUARANTEE THE ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN AND S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, DELAYS OR INTERRUPTIONS THEREIN. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST PORTFOLIOS L.P., INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"AlphaDEX(TM)" is a trademark of FTP. The Funds and First Trust on behalf of the Funds have been granted the right by FTP to use the name "AlphaDEX(TM)" for certain purposes.

                          ADDITIONAL INDEX INFORMATION

The Defined Index Series was created and trademarked by S&P. The Funds will make changes to their portfolios shortly after changes to the Defined Index Series are released to the public. Investors are able to access the holdings of each Fund and the composition and compilation methodology of the Defined Index Series through the Funds' website at www.ftportfolios.com.

In the event that S&P no longer calculates the Defined Index Series, the Defined Index Series license is terminated or the identity or character of any equity index of the Defined Index Series is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Funds. The Board will also take whatever actions it deems to be in the best interests of the Funds if the Funds' Shares are delisted.

                          PREMIUM/DISCOUNT INFORMATION

The tables that follow present information about the differences between each Fund's daily market price on the AMEX and its NAV. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and lowest offer on the exchange, as of the time a Fund's NAV is calculated. A Fund's Market Price may be at, above, or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

_______________________________________________________________________________
                                        52

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts of the daily bid/ask price of each Fund against each Fund's NAV. The information shown for each Fund is for the period indicated. All data presented here represents past performance, which cannot be used to predict future results.

                  FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
                            BID/ASK MIDPOINT VS. NAV

                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      38                   0                     0                     0
7/31/07*                      18                   1                     0                     0

                    NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      27                   0                     0                     0
7/31/07*                      38                   0                     0                     0


                   FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
                            BID/ASK MIDPOINT VS. NAV

                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      42                   7                     0                     0
7/31/07*                      22                   1                     0                     0

                    NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      16                   0                     0                     0
7/31/07*                      34                   0                     0                     0

_______________________________________________________________________________
                                        53

                  FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
                            BID/ASK MIDPOINT VS. NAV

                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      28                   0                     0                     0
7/31/07*                      24                   0                     1                     0

                    NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      37                   0                     0                     0
7/31/07*                      32                   0                     0                     0




           FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
                            BID/ASK MIDPOINT VS. NAV

                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      39                   0                     0                     0
7/31/07*                      40                   0                     0                     0

                    NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      26                   0                     0                     0
7/31/07*                      17                   0                     0                     0


          FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
                            BID/ASK MIDPOINT VS. NAV

                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      41                   0                     0                     0
7/31/07*                      37                   1                     0                     0

                    NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      24                   0                     0                     0
7/31/07*                      19                   0                     0                     0

_______________________________________________________________________________
                                        54

                  FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
                            BID/ASK MIDPOINT VS. NAV

                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      31                   0                     0                     0
7/31/07*                      39                   0                     0                     0

                    NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      34                   0                     0                     0
7/31/07*                      18                   0                     0                     0



                 FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
                            BID/ASK MIDPOINT VS. NAV

                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      36                   0                     0                     0
7/31/07*                      29                   1                     0                     0

                    NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
QUARTER ENDED          0-49 BASIS POINTS  50-99 BASIS POINTS   100-199 BASIS POINTS   >= 200 BASIS POINTS
10/31/07                      29                   0                     0                     0
7/31/07*                      27                   0                     0                     0

* Trading commenced on May 10, 2007


                            TOTAL RETURN INFORMATION

The tables below compare the total return of each Fund to the total return of the Index on which it is based. In addition, the total return of each Fund is compared to the total return of a broad measure of market performance. The information presented for each Fund is for the periods indicated.

"Cumulative total returns" represent the total change in value of an investment over the period indicated. The NAV return is based on the NAV per Share of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the applicable exchange, as of the time that a Fund's NAV is calculated. Since the Shares of each Fund typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Shares of a Fund, the NAV of a Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. These expenses

_______________________________________________________________________________
                                        55
negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of a Fund. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.

                  FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
                                                                    Cumulative Total Returns
                                                         Inception (5/8/07)            Quarter Ended
                                                             to 7/31/07                  10/31/07
FUND PERFORMANCE
NAV                                                            -4.40%                      4.01%
Market Price                                                   -4.43%                      3.91%
INDEX PERFORMANCE
S&P 500 Index                                                  -3.10%                      6.97%
Defined Large Cap Core Index                                   -4.21%                      4.17%


                   FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
                                                                    Cumulative Total Returns
                                                         Inception (5/8/07)            Quarter Ended
                                                             to 7/31/07                  10/31/07
FUND PERFORMANCE
NAV                                                            -4.73%                      4.23%
Market Price                                                   -4.77%                      3.82%
INDEX PERFORMANCE
Defined Mid Cap Core Index                                     -4.60%                      4.41%
S&P MidCap 400 Index                                           -3.85%                      6.32%


                  FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
                                                                    Cumulative Total Returns
                                                         Inception (5/8/07)            Quarter Ended
                                                             to 7/31/07                  10/31/07
FUND PERFORMANCE
NAV                                                            -5.67%                      2.05%
Market Price                                                   -5.77%                      2.02%
INDEX PERFORMANCE
Defined Small Cap Core Index                                   -5.46%                      2.30%
S&P SmallCap 600 Index                                         -4.65%                      5.32%


           FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
                                                                    Cumulative Total Returns
                                                         Inception (5/8/07)            Quarter Ended
                                                             to 7/31/07                  10/31/07
FUND PERFORMANCE
NAV                                                            -5.50%                     -0.07%
Market Price                                                   -5.30%                     -0.39%
INDEX PERFORMANCE
S&P 500 Index                                                  -3.10%                      6.97%
Defined Large Cap Value Opportunities Index                    -5.38%                      0.11%
S&P 500/Citigroup Value Index                                  -4.14%                      5.59%

_______________________________________________________________________________
                                        56

          FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
                                                                    Cumulative Total Returns
                                                         Inception (5/8/07)            Quarter Ended
                                                             to 7/31/07                  10/31/07
FUND PERFORMANCE
NAV                                                            -2.60%                      8.90%
Market Price                                                   -2.43%                      8.61%
INDEX PERFORMANCE
S&P 500 Index                                                  -3.10%                      6.97%
Defined Large Cap Growth Opportunities Index                   -2.43%                      9.06%
S&P 500/Citigroup Growth Index                                 -1.98%                      8.39%


                  FIRST TRUST MUTI CAP VALUE ALPHADEX(TM) FUND
                                                                    Cumulative Total Returns
                                                         Inception (5/8/07)            Quarter Ended
                                                             to 7/31/07                  10/31/07
FUND PERFORMANCE
NAV                                                            -6.83%                     -0.36%
Market Price                                                   -6.50%                     -0.86%
INDEX PERFORMANCE
S&P Composite 1500 Index                                       -3.22%                      6.86%
Defined Multi Cap Value Index                                  -6.66%                     -0.18%
S&P Composite 1500/Citigroup Value Index                       -4.33%                      5.37%



                 FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
                                                                    Cumulative Total Returns
                                                         Inception (5/8/07)            Quarter Ended
                                                             to 7/31/07                  10/31/07
FUND PERFORMANCE
NAV                                                            -2.03%                      8.47%
Market Price                                                   -1.90%                      8.26%
INDEX PERFORMANCE
S&P Composite 1500 Index                                       -3.22%                      6.86%
Defined Multi Cap Growth Index                                 -1.82%                      8.68%
S&P Composite 1500/Citigroup Growth Index                      -2.04%                      8.39%


                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Share of each Fund. The total returns represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods indicated has been derived from financial statements audited by Deloitte & Touche LLP, whose report for the period ended July 31, 2007, along with each Fund's financial statements, are included in the Annual Report to Shareholders dated July 31, 2007 and are incorporated by reference in the SAI, which are available upon request.

_______________________________________________________________________________
                                        57

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND                                          FOR THE PERIOD
                                                                                     MAY 8, 2007 (A)
                                                                                         THROUGH
                                                                                      JULY 31, 2007
                                                                                   ------------------
Net asset value, beginning of period                                                     $30.00
                                                                                       -----------
Income from investment operations:

Net investment income (loss) (b)                                                          0.04
Net realized and unrealized gain (loss)                                                   (1.36)
                                                                                       -----------
Total from investment operations                                                          (1.32)
                                                                                       -----------

Net asset value, end of period                                                           $28.68
                                                                                       ===========

TOTAL RETURN (c)                                                                         (4.40)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                      $2,868
Ratios to average net assets:
Ratio of net expenses to average net assets                                               0.70%  (d)
Ratio of total expenses to average net assets                                             7.86%  (d)
Ratio of net investment income to average net assets                                      0.62%  (d)
Portfolio turnover rate (e)                                                                1%



FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND                                           FOR THE PERIOD
                                                                                     MAY 8, 2007 (A)
                                                                                         THROUGH
                                                                                      JULY 31, 2007
                                                                                   ------------------
Net asset value, beginning of period                                                     $30.00
                                                                                       -----------
Income from investment operations:

Net investment income (loss) (b)                                                           0.01
Net realized and unrealized gain (loss)                                                   (1.43)
                                                                                       -----------
Total from investment operations                                                          (1.42)
                                                                                       -----------

Net asset value, end of period                                                           $28.58
                                                                                       ===========

TOTAL RETURN (c)                                                                         (4.73)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                      $5,715
Ratios to average net assets:
Ratio of net expenses to average net assets                                               0.70%  (d)
Ratio of total expenses to average net assets                                             5.98%  (d)
Ratio of net investment income to average net assets                                      0.19%  (d)
Portfolio turnover rate (e)                                                                1%


See "Notes to Financial Highlights" on page 61.

_______________________________________________________________________________
                                        58



FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND                                         FOR THE PERIOD
                                                                                     MAY 8, 2007 (A)
                                                                                         THROUGH
                                                                                      JULY 31, 2007
                                                                                   ------------------
Net asset value, beginning of period                                                     $30.00
                                                                                       -----------
Income from investment operations:

Net investment income (loss) (b)                                                          0.02
Net realized and unrealized gain (loss)                                                   (1.72)
                                                                                       -----------
Total from investment operations                                                          (1.70)
                                                                                       -----------

Net asset value, end of period                                                           $28.30
                                                                                       ===========

TOTAL RETURN (c)                                                                         (5.67)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                      $5,660
Ratios to average net assets:
Ratio of net expenses to average net assets                                               0.70%  (d)
Ratio of total expenses to average net assets                                             7.25%  (d)
Ratio of net investment loss to average net assets                                        0.42%  (d)
Portfolio turnover rate (e)                                                                2%


FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND                          FOR THE PERIOD
                                                                                     MAY 8, 2007 (A)
                                                                                         THROUGH
                                                                                      JULY 31, 2007
                                                                                   ------------------
Net asset value, beginning of period                                                     $30.00
                                                                                       -----------
Income from investment operations:

Net investment income (loss) (b)                                                           0.06
Net realized and unrealized gain (loss)                                                   (1.71)
                                                                                       -----------
Total from investment operations                                                          (1.65)
                                                                                       -----------

Net asset value, end of period                                                           $28.35
                                                                                       ===========

TOTAL RETURN (c)                                                                         (5.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                      $5,669
Ratios to average net assets:
Ratio of net expenses to average net assets                                               0.70%  (d)
Ratio of total expenses to average net assets                                             6.95%  (d)
Ratio of net investment income to average net assets                                      0.97%  (d)
Portfolio turnover rate (e)                                                                1%


See "Notes to Financial Highlights" on page 61.

_______________________________________________________________________________
                                        59



FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND                         FOR THE PERIOD
                                                                                     MAY 8, 2007 (A)
                                                                                         THROUGH
                                                                                      JULY 31, 2007
                                                                                   ------------------
Net asset value, beginning of period                                                     $30.00
                                                                                       -----------
Income from investment operations:

Net investment income (loss) (b)                                                          (0.00) (f)
Net realized and unrealized gain (loss)                                                   (0.78)
                                                                                       -----------
Total from investment operations                                                          (0.78)
                                                                                       -----------

Net asset value, end of period                                                           $29.22
                                                                                       ===========

TOTAL RETURN (c)                                                                         (2.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                      $5,845
Ratios to average net assets:
Ratio of net expenses to average net assets                                               0.70%  (d)
Ratio of total expenses to average net assets                                             5.98%  (d)
Ratio of net investment loss to average net assets                                       (0.07)% (d)
Portfolio turnover rate (e)                                                                163



FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND                                        FOR THE PERIOD
                                                                                     MAY 8, 2007 (A)
                                                                                         THROUGH
                                                                                      JULY 31, 2007
                                                                                   ------------------
Net asset value, beginning of period                                                     $30.00
                                                                                       -----------
Income from investment operations:

Net investment income (loss) (b)                                                          0.06
Net realized and unrealized gain (loss)                                                   (2.11)
                                                                                       -----------
Total from investment operations                                                          (2.05)
                                                                                       -----------

Net asset value, end of period                                                           $27.95
                                                                                       ===========

TOTAL RETURN (c)                                                                         (6.83)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                      $2,795
Ratios to average net assets:
Ratio of net expenses to average net assets                                               0.70%  (d)
Ratio of total expenses to average net assets                                             7.91%  (d)
Ratio of net investment loss to average net assets                                        0.93%  (d)
Portfolio turnover rate (e)                                                                2%


See "Notes to Financial Highlights" on page 61.

_______________________________________________________________________________
                                        60



FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND                                       FOR THE PERIOD
                                                                                     MAY 8, 2007 (A)
                                                                                         THROUGH
                                                                                      JULY 31, 2007
                                                                                   ------------------
Net asset value, beginning of period                                                     $30.00
                                                                                       -----------
Income from investment operations:

Net investment income (loss) (b)                                                          (0.01)
Net realized and unrealized gain (loss)                                                   (0.60)
                                                                                       -----------
Total from investment operations                                                          (0.61)
                                                                                       -----------

Net asset value, end of period                                                           $29.39
                                                                                       ===========

TOTAL RETURN (c)                                                                         (2.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                      $8,818
Ratios to average net assets:
Ratio of net expenses to average net assets                                               0.70%  (d)
Ratio of total expenses to average net assets                                             6.01%  (d)
Ratio of net investment income to average net assets                                     (0.21)% (d)
Portfolio turnover rate (e)                                                                1%



NOTES TO FINANCIAL HIGHLIGHTS

(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)  Amount represents less than $0.01 per share.


                                OTHER INFORMATION

For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Funds, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into agreements with a Fund regarding the terms of any investment.

_______________________________________________________________________________
                                        61

CONTINUOUS OFFERING

Each Fund will issue, on a continuous offering basis, its Shares in one or more groups of a fixed number of Fund Shares (each such group of such specified number of individual Shares of a Fund, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by a Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a Prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of each Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on the AMEX is satisfied by the fact that the Prospectus is available from the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

_______________________________________________________________________________
                                        62

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_______________________________________________________________________________
                                        63

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_______________________________________________________________________________
                                        64

                           [BLANK INSIDE BACK COVER]

==============================================================================

              [LOGO OMITTED]      AlphaDEX(TM)
                                  Family of ETFs
_______________________________________________________________________________



                  First Trust Large Cap Core AlphaDEX(TM) Fund
                   First Trust Mid Cap Core AlphaDEX(TM) Fund
                  First Trust Small Cap Core AlphaDEX(TM) Fund
           First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund
          First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund
                  First Trust Multi Cap Value AlphaDEX(TM) Fund
                 First Trust Multi Cap Growth AlphaDEX(TM) Fund




FOR MORE INFORMATION

For more detailed information on the Funds, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Funds' policies and operation. Additional information about the Funds' investments is available in the annual and semi-annual reports to Shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Funds' performance during the last fiscal year. The Funds' most recent SAI and certain other information are available free of charge by calling the Funds at (800) 621-1675, on the Funds' website at www.ftportfolios.com or through your financial adviser. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Funds, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Funds by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549 or by sending an electronic request to publicinfo@sec.gov.



1001 Warrenville Road
Suite 300
Lisle, Illinois 60532
(800) 621-1675                                           SEC File #: 333-140895
www.ftportfolios.com                                                  811-22019
________________________________________________________________________________



Back Cover

                       STATEMENT OF ADDITIONAL INFORMATION

                    INVESTMENT COMPANY ACT FILE NO. 811-22019

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND

              FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND
                 FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND
                      FIRST TRUST ENERGY ALPHADEX(TM) FUND
                    FIRST TRUST FINANCIALS ALPHADEX(TM) FUND
                    FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND
           FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND
                     FIRST TRUST MATERIALS ALPHADEX(TM) FUND
                    FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND
                     FIRST TRUST UTILITIES ALPHADEX(TM) FUND

                             DATED NOVEMBER 28, 2007

         This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated November 28, 2007 (the "Prospectus") for each of the First Trust Consumer Discretionary AlphaDEX(TM) Fund, First Trust Consumer Staples AlphaDEX(TM) Fund, First Trust Energy AlphaDEX(TM) Fund, First Trust Financials AlphaDEX(TM) Fund, First Trust Health Care AlphaDEX(TM) Fund, First Trust Industrials/Producer Durables AlphaDEX(TM) Fund, First Trust Materials AlphaDEX(TM) Fund, First Trust Technology AlphaDEX(TM) Fund and First Trust Utilities AlphaDEX(TM) Fund, each a series of the First Trust Exchange-Traded AlphaDEX(TM) Fund (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, First Trust Portfolios L.P., 1001 Warrenville Road, Lisle, Illinois 60532, or by calling toll free at (800) 621-1675.


                                TABLE OF CONTENTS

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS.................................1
EXCHANGE LISTING AND TRADING...................................................3
INVESTMENT OBJECTIVE AND POLICIES..............................................4
INVESTMENT STRATEGIES..........................................................5
SUBLICENSE AGREEMENTS.........................................................15
INVESTMENT RISKS..............................................................15
FUNDS MANAGEMENT..............................................................20
ACCOUNTS MANAGED BY INVESTMENT COMMITTEE......................................31

BROKERAGE ALLOCATIONS.........................................................32
CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT,
     INDEX PROVIDER AND EXCHANGE..............................................35
ADDITIONAL INFORMATION........................................................37
PROXY VOTING POLICIES AND PROCEDURES..........................................39
CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS.........................40
FEDERAL TAX MATTERS...........................................................51
DETERMINATION OF NAV..........................................................56
DIVIDENDS AND DISTRIBUTIONS...................................................58
MISCELLANEOUS INFORMATION.....................................................59
FINANCIAL STATEMENTS..........................................................59


         The audited financial statements for the Funds' most recent fiscal year appear in the Funds' Annual Report to Shareholders dated July 31, 2007, which is attached hereto. The Annual Report was filed with the Securities and Exchange Commission ("SEC") on September 28, 2007. The financial statements from such Annual Report are incorporated herein by reference.

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

         The Trust was organized as a Massachusetts business trust on December 6, 2006 and is authorized to issue an unlimited number of shares in one or more series or "Funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers Shares in 16 series, including the First Trust Consumer Discretionary AlphaDEX(TM) Fund, First Trust Consumer Staples AlphaDEX(TM) Fund, First Trust Energy AlphaDEX(TM) Fund, First Trust Financials AlphaDEX(TM) Fund, First Trust Health Care AlphaDEX(TM) Fund, First Trust Industrials/Producer Durables AlphaDEX(TM) Fund, First Trust Materials AlphaDEX(TM) Fund, First Trust Technology AlphaDEX(TM) Fund and First Trust Utilities AlphaDEX(TM) Fund (each, a "Fund," and collectively, the "Funds"), each a non-diversified series. This Statement of Additional Information relates only to the Funds. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each series of the Trust represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

         The Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter. The Trust's Declaration of Trust (the "Declaration") requires a shareholder vote only on those matters where the 1940 Act requires a vote of shareholders and otherwise permits the Trustees to take actions without seeking the consent of shareholders. For example, the Declaration gives the Trustees broad authority to approve reorganizations between a Fund and another entity, such as another exchange-traded fund, or the sale of all or substantially all of a Fund's assets, or the termination of the Trust or any Fund without shareholder approval if the 1940 Act would not require such approval.

         The Declaration provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may be amended or supplemented by the Trustees in any respect without shareholder vote. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board of Trustees may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that Trustees may be removed, with or without cause, by a vote of shareholders holding at least two-thirds of the voting power of the Trust, or by a vote of two thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

         The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Funds or as the Trustees may determine, and ownership of Fund Shares may be disclosed by the Funds if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem Shares held by any shareholder for any reason under terms set by the Trustees. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of a Fund. In making such a determination, a Trustee is not considered to have a personal financial interest by virtue of being compensated for his or her services as a Trustee. If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by a Fund in connection with the consideration of the demand under a number of circumstances. If a derivative action is brought in violation of the Declaration, the shareholder bringing the action may be responsible for the Fund's costs, including attorneys' fee. The Declaration also provides that any shareholder bringing an action against the Fund waives the right to trial by jury to the fullest extent permitted by law.

         The Trust is not required to and does not intend to hold annual meetings of shareholders.

         Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations.

         The Declaration further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. The Declaration provides that any Trustee who serves as chair of the Board of Trustees or of a committee of the Board of Trustees, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

         The Funds are managed by First Trust Advisors L.P. (the "Adviser" or "First Trust").

         Each Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities (the "Deposit Securities") included in each Fund's corresponding Index (as hereinafter defined), together with the deposit of a specified cash payment (the "Cash Component"). The Shares are listed and trade on the American Stock Exchange LLC (the "AMEX"). The Shares will trade on the AMEX at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares.

         The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING

         There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of a Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of such Fund for 30 or more consecutive trading days; (ii) the value of such Fund's Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. Please note that the AMEX may have a conflict of interest with respect to the Funds because the Shares are listed on the AMEX and the AMEX is also the Funds' Index Provider. The AMEX will remove the Shares of a Fund from listing and trading upon termination of such Fund.

         As in the case of other stocks traded on the AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

         The Funds reserve the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

                        INVESTMENT OBJECTIVE AND POLICIES

         The Prospectus describes the investment objective and policies of the Funds. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Funds.

         Each Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund:

                   (1) A Fund may not issue senior securities, except as permitted under the 1940 Act.

                   (2) A Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of a Fund's total assets (including the amount borrowed), less a Fund's liabilities (other than borrowings).

                   (3) A Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase and sale of portfolio securities.

                   (4) A Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

                   (5) A Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under a Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of a Fund's total assets.

                   (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

                   (7) A Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Index that a Fund replicates, concentrates in an industry or a group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

         The foregoing fundamental policies of each Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the respective Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or
(ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to a Fund if a majority of the outstanding voting securities of a Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting securities.

         In addition to the foregoing fundamental policies, the Funds are also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies which may be changed by the Board of Trustees.

                              INVESTMENT STRATEGIES

         Under normal circumstances, each Fund will invest at least 90% of its total assets in common stocks that comprise such Fund's respective corresponding equity index (the "Index") in a family of custom "enhanced" indices created and administered by the AMEX (the "Index Provider") (the "StrataQuant(TM) Series") comprised of the StrataQuant(TM) Consumer Discretionary Index, StrataQuant(TM) Consumer Staples Index, StrataQuant(TM) Energy Index, StrataQuant(TM) Financials Index, StrataQuant(TM) Health Care Index, StrataQuant(TM) Industrials Index, StrataQuant(TM) Materials Index, StrataQuant(TM) Technology Index and StrataQuant(TM) Utilities Index. Fund Shareholders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

TYPES OF INVESTMENTS

         Warrants: The Funds may invest in warrants. Warrants acquired by a Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

         Delayed-Delivery Transactions: The Funds may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, a Fund does not remit payment to the issuer, no interest is accrued on debt securities and dividend income is not earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of a decline in value of a Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them. At the time a Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its NAV. The Funds do not believe that NAV will be adversely affected by purchases of securities in delayed-delivery transactions.

         The Funds will earmark or maintain in a segregated account cash, U.S. Government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, a Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than a Fund's payment obligation).

         Illiquid Securities: The Funds may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act, as amended, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of a Fund's net assets. The Board of Trustees or its delegates has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed First Trust to look to factors such as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof

(e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

         Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, a Fund will take such steps as is deemed advisable, if any, to protect liquidity.

         Money Market Funds: The Funds may invest in shares of money market funds to the extent permitted by the 1940 Act.

         Temporary Investments: The Funds may, without limit as to percentage of assets, purchase U.S. Government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A or higher by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less.

         Short-term debt securities are defined to include, without limitation, the following:

                   (1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Fannie Mae, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

                   (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to a Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore certificates of deposit purchased by the Funds may not be fully insured.

                   (3) Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

                   (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time a Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for a Fund to invest temporarily available cash. The Funds may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Funds may invest. In addition, the Funds may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to the Funds is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The Funds, however, intend to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria established by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

                   (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

                   (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. A Fund's portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because a Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Funds may only invest in commercial paper rated A-1 or better by S&P, Prime-1 or higher by Moody's or Fitch 2 or higher by Fitch.

PORTFOLIO TURNOVER

         The Funds buy and sell portfolio securities in the normal course of their investment activities. The proportion of a Fund's investment portfolio that is sold and replaced with new securities during a year is known as a Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund sold and replaced securities valued at 100% of its net assets within one year. Active trading would result in the payment by a Fund of increased brokerage costs and expenses.

HEDGING STRATEGIES

General Description of Hedging Strategies

         The Funds may engage in hedging activities. First Trust may cause the Funds to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts to attempt to hedge each Fund's holdings.

         Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and Futures exchanges upon which they are traded, the Commodity Futures

Trading Commission (the "CFTC") and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

         The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the Futures industry's self-regulatory organization. A Fund will not enter into Futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of a Fund's total assets. In addition, a Fund will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

         The foregoing limitations are not fundamental policies of the Funds and may be changed without shareholder approval as regulatory agencies permit.

Asset Coverage for Futures and Options Positions

         The Funds will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

         The Funds may purchase stock index options, sell stock index options in order to close out existing positions and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the stock index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

         A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line(R) Composite Indices or a more narrow market index, such as the Standard & Poor's
100. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board

Options Exchange, the New York Stock Exchange ("NYSE"), the AMEX, the NYSE Arca, Inc. and the Philadelphia Stock Exchange.

         The Funds' use of stock index options is subject to certain risks. Successful use by a Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Funds' securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and a Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

         There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, a Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

         The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Funds.

Futures Contracts

         The Funds may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by a Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA"). A Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Funds will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Chicago Board of Trade and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

         An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the Futures Contract.

         Margin is the amount of funds that must be deposited by a Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain a Fund's open positions in Futures Contracts. A margin deposit is intended to ensure a Fund's performance of the Futures Contract.

         The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

         If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. In computing daily NAV, a Fund will mark to market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

         Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

         Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some investors to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a Futures position. A Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         A public market exists in Futures Contracts covering a number of indices, including but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line(R) Composite Index and the New York Stock Exchange Composite Index.

Options on Futures

         The Funds may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

         The Funds may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Funds use put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge a Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in a Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by a Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities a Fund intends to acquire.

         As with investments in Futures Contracts, the Funds are required to deposit and maintain margin with respect to put and call options on Futures Contracts written by them. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by a Fund. A Fund will earmark or set aside in a segregated account at such Fund's custodian, liquid assets, such as cash, U.S. Government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

         The risks associated with the use of options on Futures Contracts include the risk that the Funds may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

                              SUBLICENSE AGREEMENTS

         Each Fund has entered into a sublicense agreement (the "Sublicense Agreement") with First Trust, First Trust Portfolios L.P. ("First Trust Portfolios") and the Index Provider that grants each Fund and First Trust a non-exclusive and non-transferable sublicense to use certain intellectual property of AMEX in connection with the issuance, distribution, marketing and/or promotion of each Fund. Pursuant to each Sublicense Agreement, each Fund and First Trust have agreed to be bound by certain provisions of the product license agreement by and between the Index Provider and First Trust Portfolios (the "Product License Agreement"). Pursuant to the Product License Agreement, First Trust Portfolios will pay the Index Provider an annual license fee of 0.10% of the average daily net assets of each Fund, provided, that, the minimum annual payment paid to the Index Provider under the Product License Agreement shall be $50,000. Each Fund will reimburse First Trust and First Trust will reimburse First Trust Portfolios for the costs associated with the Product License Agreement.

                                INVESTMENT RISKS

Overview

         An investment in a Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of a Fund may decline. The Funds may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in a Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

         Shareholders of common stocks of the type held by the Funds have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Funds will fluctuate over the life of the Funds and may be more or less than the price at which they were purchased by the Funds. The equity securities held in the Funds may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of a Fund's purchase and sale of the equity securities and other factors.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS

Liquidity

         Whether or not the equity securities in the Funds are listed on a securities exchange, the principal trading market for the equity securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Funds will be adversely affected if trading markets for the equity securities are limited or absent.

Small Capitalization and Mid Capitalization Companies

         The equity securities in certain Funds may include small cap and mid cap company stocks. Small cap and mid cap company stocks have customarily involved more investment risk than large capitalization stocks. Small cap and mid cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large cap companies. Some of these companies may distribute, sell or produce products that have recently been brought to market and may be dependent on key personnel.

         The prices of small cap and mid cap company securities are often more volatile than prices associated with large cap company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap and mid cap companies normally have fewer shares outstanding and these shares trade less frequently than large cap companies, it may be more difficult for a Fund which contains these equity securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small cap and mid cap companies are often traded over-the-counter and may not be traded in the volumes typical of a national securities exchange.

Non-Diversification

         Each Fund is classified as "non-diversified" under the 1940 Act. As a result, each Fund is limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because each Fund may invest a relatively high percentage of its assets in a limited number of issuers, each Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

Intellectual Property Risk

         Each Fund relies on a license and related sublicense that permits such Fund to use its respective Index and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, a Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to First Trust Portfolios, on behalf of First Trust and each Fund. Accordingly, in the event the license is terminated or Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of a Fund.

Non-U.S. Securities Risk

         A Fund may invest in the securities of issuers domiciled in jurisdictions other than the United States and such stocks may be denominated in currencies other than the U.S. dollar. These securities are in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") or are directly listed on a U.S. securities exchange. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession;
(v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the U.S. due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease a Fund's return.

         Issuer Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

         In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

                   (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Funds to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager's judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with a Fund's objective, investment limitations, and operating policies. In making such a judgment, the portfolio manager will analyze the benefits and risks of the derivative transactions and weigh them in the context of a Fund's overall investments and investment objective.

                   (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter ("OTC") derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Funds will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Funds. The Funds will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

                   (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

                   (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Funds might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when they take positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair a Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

                   (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

                   (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

                                FUNDS MANAGEMENT

         The general supervision of the duties performed for the Funds under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Funds, choose the Trust's officers and hire the Trust's investment adviser. The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable.

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS IN
                                                                                           THE FIRST        OTHER
                                                  TERM OF OFFICE                           TRUST FUND       TRUSTEESHIPS
                                                  AND YEAR FIRST                           COMPLEX          OR
NAME, ADDRESS                 POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS    OVERSEEN BY      DIRECTORSHIPS
AND DATE OF BIRTH             OFFICES WITH TRUST  APPOINTED       DURING PAST 5 YEARS      TRUSTEE          HELD BY TRUSTEE

Trustee who is an
Interested Person of
the Trust
---------------------

James A. Bowen(1)             President,          o Indefinite    President, First         57               Trustee of
1001 Warrenville Road         Chairman of the       term          Trust Advisors L.P.      Portfolios       Wheaton
Suite 300                     Board, Chief                        and First Trust                           College
Lisle, IL 60532               Executive Officer   o 2006          Portfolios L.P.;
DOB: 9/55                     and Trustee                         Chairman of the
                                                                  Board, BondWave LLC
                                                                  (Software Development
                                                                  Company/Broker-Dealer)
                                                                  and Stonebridge
                                                                  Advisors LLC
                                                                  (Investment Adviser)

Trustees who are not
Interested Persons of the
Trust
-------------------------

Richard E. Erickson           Trustee             o Indefinite    Physician; President,    57               None
c/o First Trust Advisors                            term          Wheaton Orthopedics;     Portfolios
L.P.                                                              Co-Owner and
1001 Warrenville Road                             o 2006          Co-Director (January
Suite 300                                                         1996 to May 2007),
Lisle, IL 60532                                                   Sports Med Center for
DOB: 4/51                                                         Fitness; Limited
                                                                  Partner, Gundersen
                                                                  Real Estate
                                                                  Partnership; Limited
                                                                  Partner, Sportsmed LLC


                                     - 20 -




                                                                                           NUMBER OF
                                                                                           PORTFOLIOS IN
                                                                                           THE FIRST        OTHER
                                                  TERM OF OFFICE                           TRUST FUND       TRUSTEESHIPS
                                                  AND YEAR FIRST                           COMPLEX          OR
NAME, ADDRESS                 POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS    OVERSEEN BY      DIRECTORSHIPS
AND DATE OF BIRTH             OFFICES WITH TRUST  APPOINTED       DURING PAST 5 YEARS      TRUSTEE          HELD BY TRUSTEE

Thomas R. Kadlec              Trustee             o Indefinite    Senior Vice President    57               None
c/o First Trust Advisors                            term          (May 2007 to             Portfolios
L.P.                                                              Present), Vice
1001 Warrenville Road                             o 2006          President and Chief
Suite 300                                                         Financial Officer
Lisle, IL 60532                                                   (1990 to May 2007),
DOB: 11/57                                                        ADM Investor
                                                                  Services, Inc.
                                                                  (Futures Commission
                                                                  Merchant); Vice
                                                                  President (May 2005
                                                                  to Present), ADM
                                                                  Derivatives, Inc.;
                                                                  Registered Representative
                                                                  (2000 to present),
                                                                  Segerdahl & Company,
                                                                  Inc., an NASD member
                                                                  (Broker-Dealer)

Robert F. Keith               Trustee             o Indefinite    President (2003 to       57               None
c/o First Trust Advisors                            term          Present), Hibs           Portfolios
L.P.                                                              Enterprises
1001 Warrenville Road                             o 2006          (Financial and
Suite 300                                                         Management
Lisle, IL 60532                                                   Consulting);
DOB: 11/58                                                        President (2001 to
                                                                  2003), Aramark
                                                                  Service Master
                                                                  Management; President
                                                                  and Chief Operating
                                                                  Officer (1998 to
                                                                  2003), Service Master
                                                                  Management Services

Niel B. Nielson               Trustee             o Indefinite    President (June 2002     57               Director of
c/o First Trust Advisors                            term          to Present), Covenant    Portfolios       Covenant
L.P.                                                              College                                   Transport Inc.
1001 Warrenville Road                             o 2006
Suite 300
Lisle, IL 60532
DOB: 3/54

Officers of the Trust
---------------------

Mark R. Bradley               Treasurer,          o Indefinite    Chief Financial          N/A              N/A
1001 Warrenville Road,        Controller, Chief     term          Officer, First Trust
  Suite 300                   Financial Officer                   Advisors L.P. and
Lisle, IL 60532               and Chief           o 2006          First Trust
D.O.B.: 11/57                 Accounting Officer                  Portfolios L.P.;
                                                                  Chief Fsinancial
                                                                  Officer, BondWave LLC
                                                                  (Software Development
                                                                  Company/Broker-Dealer)
                                                                  and Stonebridge
                                                                  Advisors LLC
                                                                  (Investment Adviser)

Kelley Christensen            Vice President      o Indefinite    Assistant Vice           N/A              N/A
1001 Warrenville Road,                              term          President, First
  Suite 300                                                       Trust Portfolios L.P.
Lisle, IL 60532                                   o 2006          and First Trust
D.O.B.: 09/70                                                     Advisors L.P.
                                                                  Senior Vice President


                                     - 21 -




                                                                                           NUMBER OF
                                                                                           PORTFOLIOS IN
                                                                                           THE FIRST        OTHER
                                                  TERM OF OFFICE                           TRUST FUND       TRUSTEESHIPS
                                                  AND YEAR FIRST                           COMPLEX          OR
NAME, ADDRESS                 POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS    OVERSEEN BY      DIRECTORSHIPS
AND DATE OF BIRTH             OFFICES WITH TRUST  APPOINTED       DURING PAST 5 YEARS      TRUSTEE          HELD BY TRUSTEE

James M. Dykas                Assistant           o Indefinite    (April 2007 to           N/A              N/A
1001 Warrenville Road,        Treasurer             term          Present), Vice
  Suite 300                                                       President (January
Lisle, IL 60532                                   o 2006          2005 to April 2007),
D.O.B.: 01/66                                                     First Trust Advisors
                                                                  L.P. and First Trust
                                                                  Portfolios L.P.;
                                                                  Executive Director
                                                                  (December 2002
                                                                  to January 2005), Vice
                                                                  President (December 2000
                                                                  to December 2002), Van
                                                                  Kampen Asset
                                                                  Management and
                                                                  Morgan Stanley
                                                                  Investment Management

W. Scott Jardine              Secretary and       o Indefinite    General Counsel, First   N/A              N/A
1001 Warrenville Road,        Chief Compliance      term          Trust Advisors L.P. and
  Suite 300                   Officer                             First Trust Portfolios L.P.;
Lisle, IL 60532                                   o 2006          Secretary, BondWave
D.O.B.: 05/60                                                     LLC (Software Development
                                                                  Company/Broker-Dealer)
                                                                  and Stonebridge
                                                                  Advisors LLC
                                                                  (Investment Adviser)

Daniel J. Lindquist           Vice President      o Indefinite    Senior Vice President
1001 Warrenville Road,                              term          (September 2005 to       N/A              N/A
  Suite 300                                                       Present), Vice
Lisle, IL 60532                                   o 2006          President (April 2004
D.O.B.: 02/70                                                     to September 2005),
                                                                  First Trust Advisors
                                                                  L.P. and First Trust
                                                                  Portfolios L.P.; Chief
                                                                  Operating Officer
                                                                  (January 2004 to April
                                                                  2004), Mina Capital
                                                                  Management, LLC; Chief
                                                                  Operating Officer (April
                                                                  2000 to January 2004),
                                                                  Samaritan Asset Management
                                                                  Services, Inc.

Kristi A. Maher               Assistant           o Indefinite    Deputy General
1001 Warrenville Road,        Secretary             term          Counsel (May 2007 to     N/A              N/A
  Suite 300                                                       Present), Assistant
Lisle, IL 60532                                   o 2006          General Counsel
D.O.B.: 12/66                                                     (March 2004 to May
                                                                  2007), First Trust
                                                                  Advisors L.P. and
                                                                  First Trust Portfolios
                                                                  Associate (1995-2004),
                                                                  Chapman and Cutler LLP

Roger Testin                  Vice President      o Indefinite    Senior Vice President
1001 Warrenville Road,                              term          (November 2003 to        N/A              N/A
  Suite 300                                                       Present), Vice
Lisle, IL 60532                                   o 2006          President (August
D.O.B.: 06/66                                                     2001 to November
                                                                  2003), First Trust
                                                                  Portfolios L.P. and
                                                                  First Trust Advisors
                                                                  L.P.; Analyst (1998
                                                                  to 2001), Dolan
                                                                  Capital Management


                                     - 22 -




                                                                                           NUMBER OF
                                                                                           PORTFOLIOS IN
                                                                                           THE FIRST        OTHER
                                                  TERM OF OFFICE                           TRUST FUND       TRUSTEESHIPS
                                                  AND YEAR FIRST                           COMPLEX          OR
NAME, ADDRESS                 POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS    OVERSEEN BY      DIRECTORSHIPS
AND DATE OF BIRTH             OFFICES WITH TRUST  APPOINTED       DURING PAST 5 YEARS      TRUSTEE          HELD BY TRUSTEE

Stan Ueland                   Vice President      o Indefinite    Vice President           N/A              N/A
1001 Warrenville Road,                              term          (August 2005 to
  Suite 300                                                       Present),  First
Lisle, IL 60532                                   o 2006          Trust Advisors L.P.
D.O.B.: 11/70                                                     and First Trust
                                                                  Portfolios L.P.; Vice
                                                                  President (May 2004
                                                                  to August 2005),
                                                                  BondWave LLC
                                                                  (Software Development
                                                                  Company/Broker-Dealer);
                                                                  Account Executive
                                                                  (January 2003 to May
                                                                  2004), Mina Capital
                                                                  Management, LLC and
                                                                  Samaritan Asset
                                                                  Management Services,
                                                                  Inc.; Sales
                                                                  Consultant (January
                                                                  1997 to January
                                                                  2003), Oracle Corporation
--------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position of President of First Trust, investment adviser of the Funds.

         The Board of Trustees has four standing committees: the Executive Committee (Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration of Trust and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee, which is authorized to exercise all of the powers and authority of the Board in respect of the declaration and setting of dividends. Messrs. Kadlec and Bowen are members of the Executive Committee. During the last fiscal year, the Executive Committee held one meeting.

         The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Board. Messrs. Erickson, Kadlec, Keith and Nielson, are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including Shareholders. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including Shareholders of the Funds. To submit a recommendation for nomination as a candidate for a position on the Board, Shareholders of the Funds shall mail such recommendation to W. Scott Jardine at the Funds' address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder); (b) a full description of the proposed candidate's background, including his or her education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate; (d) information as to whether the candidate is an "interested person" in relation to the Funds, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (e) any other information that may be helpful to the Nominating and Governance Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the chairman of the Nominating and Governance Committee and the outside counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. During the last fiscal year, the Nominating and Governance Committee held two meetings.

         The Valuation Committee is responsible for the oversight of the pricing procedures of the Funds. Messrs. Erickson, Kadlec, Keith, and Nielson are members of the Valuation Committee. During the last fiscal year, the Valuation Committee held two meetings.

         The Audit Committee is responsible for overseeing the Funds' accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee. During the last fiscal year, the Audit Committee held two meetings.

         Messrs. Erickson, Nielson, Kadlec, Keith and Bowen are trustees of the First Defined Portfolio Fund, LLC, an open-end fund advised by First Trust with eight portfolios, as well as First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Strategic High Income Fund III, First Trust Tax-Advantaged Preferred Income Fund, First Trust/Aberdeen Emerging Opportunity Fund, First Trust/Gallatin Specialty Finance and Financial Opportunities Fund and First Trust Active Dividend Income Fund, closed-end funds advised by First Trust, and First Trust Exchange-Traded Fund and First Trust Exchange-Traded Fund II, exchange-traded funds advised by First Trust with various series. None of the Trustees who are not "interested persons" of the Trust, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios or their affiliates. In addition, Mr. Bowen and the other officers of the Trust (other than Stan Ueland and Roger Testin) hold the same positions with the First Defined Portfolio Fund, LLC, First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Strategic High Income Fund III, First Trust Tax-Advantaged Preferred Income Fund, First Trust/Aberdeen Emerging Opportunity Fund, First Trust/Gallatin Specialty Finance and Financial Opportunities Fund, First Trust Active Dividend Income Fund, First

Trust Exchange-Traded Fund and First Trust Exchange-Traded Fund II (collectively with the Trust, the "First Trust Fund Complex") as they hold with the Trust. Mr. Ueland, Vice President of the Trust, serves in the same position for the exchange-traded fund trusts advised by First Trust. Mr. Testin, Vice President of the Trust, serves in the same position for the exchange-traded fund trusts advised by First Trust and First Defined Portfolio Fund, LLC.

         The Independent Trustees are paid an annual retainer of $10,000 for each investment company in the First Trust Fund Complex up to a total of 14 investment companies (the "Trustee Compensation I") and an annual retainer of $7,500 for each subsequent investment company added to the First Trust Fund Complex (the "Trustee Compensation II," and together with Trustee Compensation I, the "Aggregate Trustee Compensation"). The Aggregate Trustee Compensation is divided equally among each of the investment companies in the First Trust Fund Complex. No additional meeting fees are paid in connection with board or committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

         Additionally, Mr. Kadlec is paid annual compensation of $10,000 to serve as the Lead Trustee and Mr. Nielson is paid annual compensation of $5,000 to serve as the chairman of the Audit Committee of each of the investment companies in the First Trust Fund Complex. Such additional compensation to Messrs. Kadlec and Nielson is paid by the investment companies in the First Trust Fund Complex and divided among those investment companies.

         The following table sets forth the estimated compensation to be paid by the Trust projected during a full fiscal year to each of the Trustees and the total compensation paid to each of the Trustees by the First Trust Fund Complex for the calendar year ended December 31, 2006. The Trust has no retirement or pension plans. The officers and Trustee who are "interested persons" as designated above serve without any compensation from the Trust.

                                 TOTAL COMPENSATION FROM                  TOTAL COMPENSATION FROM
 NAME OF TRUSTEE                       THE TRUST(1)                   THE FIRST TRUST FUND COMPLEX(2)
 James A. Bowen                               $0                                       $0
 Richard E. Erickson                      $9,444                                 $148,538
 Thomas R. Kadlec                        $10,000                                 $153,538
 Robert F. Keith(3)                       $9,444                                 $105,000
 Niel B. Nielson                          $9,722                                 $148,538
--------------------

(1) The compensation estimated to be paid by the Trust to the Trustees for a full fiscal year for services to the Trust.

(2) The total compensation paid to Messrs. Erickson, Kadlec, Keith and Nielson, Independent Trustees, from the Funds of the Trust and the other investment companies in the First Trust Fund Complex for the calendar year ended December 31, 2006 is based on compensation paid to these Trustees for services as Trustees to the First Defined Portfolio Fund, LLC, an open-end fund (with eight portfolios) advised by First Trust, plus compensation paid to these Trustees by the First Trust Value Line(R) 100 Fund, the First Trust/Four Corners Senior Floating Rate Income Fund, the First Trust/Four Corners Senior Floating Rate Income Fund II, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, the Energy Income and Growth Fund, the First Trust/Fiduciary Asset Management Covered Call Fund, the First Trust/Aberdeen Global Opportunity Income Fund, the First Trust/FIDAC Mortgage Income Fund, the First Trust Strategic High Income Fund, the First Trust Strategic High Income Fund II, the First Trust


                                     - 25 -




     Strategic High Income Fund III, the First Trust Tax-Advantaged Preferred Income Fund, the First Trust/Aberdeen Emerging Opportunity Fund and the First Trust Exchange-Traded Fund.

(3) Mr. Keith joined the Board of Trustees of certain funds in the First Trust Fund Complex on June 12, 2006 and First Defined Portfolio Fund on April 30, (2007.)

         The Trust has no employees. Its officers are compensated by First
Trust.

         The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Funds and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2006:

                                                             AGGREGATE DOLLAR RANGE OF
                         DOLLAR RANGE OF                        EQUITY SECURITIES IN
                        EQUITY SECURITIES               ALL REGISTERED INVESTMENT COMPANIES
                          IN THE FUNDS                 OVERSEEN BY TRUSTEE IN THE FIRST TRUST
TRUSTEE              (NUMBER OF SHARES HELD)                        FUND COMPLEX
Mr. Bowen                     None                                Over $100,000
Dr. Erickson                  None                                $50,001-$100,000
Mr. Kadlec                    None                                Over $100,000
Mr. Keith                     None                                Over $100,000
Mr. Nielson                   None                                $50,001-$100,000

         As of the date of this Statement of Additional Information, the Trustees who are not "interested persons" of the Trust and immediate family members do not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Funds or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.

         As of the date of this Statement of Additional Information, the officers and Trustees, in the aggregate, owned less than 1% of the Shares of each Fund.

         As of the date of this Statement of Additional Information, no person owned of record, or is known by the Trust to own of record, beneficially 5% or more of the Shares of each Fund.

         The Board of Trustees of the Trust, including the Independent Trustees, approved the Investment Management Agreement (the "Investment Management Agreement") for each Fund for an initial two-year term at a meeting held on December 11, 2006. The Board of Trustees determined that the Investment Management Agreement is in the best interests of each Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

         Investment Adviser. First Trust provides investment tools and portfolios for advisers and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

         First Trust acts as investment adviser for and manages the investment and reinvestment of the assets of the Funds. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

         Pursuant to the Investment Management Agreement between First Trust and the Trust, each Fund has agreed to pay an annual management fee equal to 0.50% of its average daily net assets.

         Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, sublicensing fees, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.70% of average daily net assets until May 10, 2009. Expenses borne by First Trust are subject to reimbursement by the Funds up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Funds at any time if it would result in a Fund's expenses exceeding 0.70% of average daily net assets.

         Under the Investment Management Agreement, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement continues until two years after the initial issuance of Fund Shares and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Funds by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of a Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to the Funds.

         First Trust is located at 1001 Warrenville Road, Lisle, Illinois 60532.

         The following table sets forth the management fees (net of fee waivers and expense reimbursements) paid by each Fund and the fees waived and expenses reimbursed by First Trust for the specified period.

                                AMOUNT OF MANAGEMENT FEES (NET OF
                                      FEE WAIVERS AND EXPENSE                  AMOUNT OF FEES WAIVED AND EXPENSES
                                  REIMBURSEMENTS BY FIRST TRUST)                    REIMBURSED BY FIRST TRUST
                                         (FOR THE PERIOD                                 (FOR THE PERIOD
          FUND                            ENDED 7/31/07)                                 ENDED 7/31/07)

 FIRST TRUST CONSUMER                           $0                                           $48,919
 DISCRETIONARY ALPHADEX(TM)
 FUND

 FIRST TRUST CONSUMER                           $0                                           $49,097
 STAPLES ALPHADEX(TM) FUND

 FIRST TRUST ENERGY                             $0                                           $49,595
 ALPHADEX(TM) FUND

 FIRST TRUST FINANCIALS                         $0                                           $48,915
 ALPHADEX(TM) FUND

 FIRST TRUST HEALTH CARE                        $0                                           $48,919
 ALPHADEX(TM) FUND

 FIRST TRUST INDUSTRIALS/                       $0                                           $49,565
 PRODUCER DURABLES
 ALPHADEX(TM) FUND

 FIRST TRUST MATERIALS                          $0                                           $49,119
 ALPHADEX(TM) FUND

 FIRST TRUST TECHNOLOGY                         $0                                           $48,964
 ALPHADEX(TM) FUND

 FIRST TRUST UTILITIES                          $0                                           $49,113
 ALPHADEX(TM) FUND

         Investment Committee. The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Funds. There are currently six members of the Investment Committee, as follows:

                                POSITION WITH               LENGTH OF SERVICE        PRINCIPAL OCCUPATION
NAME                            FIRST TRUST                 WITH FIRST TRUST         DURING PAST FIVE YEARS

Daniel J. Lindquist             Senior Vice President       Since 2004               Senior Vice President, First
                                                                                     Trust and First Trust
                                                                                     Portfolios L.P.
                                                                                     (September 2005 to Present);
                                                                                     Vice President, First Trust
                                                                                     and First Trust Portfolios
                                                                                     L.P. (April 2004 to September
                                                                                     2005) Chief Operating Officer,
                                                                                     Mina Capital Management, LLC
                                                                                     (January 2004 to April 2004);
                                                                                     Chief Operating Officer,
                                                                                     Samaritan Asset Management
                                                                                     Services, Inc. (April 2000 to
                                                                                     January 2004)

Robert F. Carey                 Chief Investment Officer    Since 1991               Chief Investment Officer and
                                and Senior Vice President                            Senior Vice President, First
                                                                                     Trust; Senior Vice President,
                                                                                     First Trust Portfolios L.P.

Jon C. Erickson                 Senior Vice President       Since 1994               Senior Vice President, First
                                                                                     Trust and First Trust
                                                                                     Portfolios L.P. (August 2002
                                                                                     to Present); Vice President,
                                                                                     First Trust and First Trust
                                                                                     Portfolios L.P. (March 1994 to
                                                                                     August 2002)

David G. McGarel                Senior Vice President       Since 1997               Senior Vice President, First
                                                                                     Trust and First Trust
                                                                                     Portfolios L.P. (August 2002
                                                                                     to present); Vice President,
                                                                                     First Trust and First Trust
                                                                                     Portfolios L.P. (August 1997
                                                                                     to August 2002)

Roger F. Testin                 Senior Vice President       Since 2001               Senior Vice President, First
                                                                                     Trust and First Trust
                                                                                     Portfolios L.P. (November 2003
                                                                                     to Present); Vice President,
                                                                                     First Trust and First Trust
                                                                                     Portfolios L.P. (August 2001
                                                                                     to November 2003); Analyst,
                                                                                     Dolan Capital Management (1998
                                                                                     to 2001)


                                     - 28 -




                                POSITION WITH               LENGTH OF SERVICE        PRINCIPAL OCCUPATION
NAME                            FIRST TRUST                 WITH FIRST TRUST         DURING PAST FIVE YEARS

Stan Ueland                     Vice President              Since 2005               Vice President, First Trust
                                                                                     and First Trust Portfolios
                                                                                     L.P. (August 2005 to Present);
                                                                                     Vice President, BondWave LLC
                                                                                     (May 2004 to August 2005);
                                                                                     Account Executive, Mina
                                                                                     Capital Management, LLC and
                                                                                     Samaritan Asset Management
                                                                                     Services, Inc. (January 2003
                                                                                     to May 2004); Sales
                                                                                     Consultant, Oracle Corporation
                                                                                     (January 1997 to January 2003)

         Daniel J. Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Funds' investment strategies.

         David G. McGarel: As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

         Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

         Roger F. Testin: As head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the Funds' portfolios.

         Robert F. Carey: As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

         Stan Ueland: Mr. Ueland plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust.

         No member of the Investment Committee beneficially owns any Shares of a Fund.

         Compensation. The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as performance of the Funds or the value of assets included in the Funds' portfolios. In addition, Mr. Carey, Mr. Erickson, Mr. Lindquist and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

         The Investment Committee manages the investment vehicles with the number of accounts and assets, as of December 31, 2006, set forth in the table below:

                    ACCOUNTS MANAGED BY INVESTMENT COMMITTEE

                                         REGISTERED INVESTMENT          OTHER POOLED
                                               COMPANIES             INVESTMENT VEHICLES
                                          NUMBER OF ACCOUNTS         NUMBER OF ACCOUNTS      OTHER ACCOUNTS NUMBER OF
INVESTMENT COMMITTEE MEMBER                   ($ ASSETS)                 ($ ASSETS)            ACCOUNTS ($ ASSETS)

Robert F. Carey                           37 ($2,680,560,650)          2 ($73,595,630)                0($0)

Roger F. Testin                           37 ($2,680,560,650)          2 ($73,595,630)         3,547($816,900,185)

Jon C. Erickson                           37 ($2,680,560,650)          2 ($73,595,630)         3,547($816,900,185)

David G. McGarel                          37 ($2,680,560,650)          2 ($73,595,630)         3,547($816,900,185)

Daniel J. Lindquist                       37 ($2,680,560,650)          2 ($73,595,630)                0($0)

Stan Ueland                                10 ($709,673,350)               0 ($0)                     0($0)
--------------------

         None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Funds' investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategy of the Funds and the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Funds and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Funds and other accounts managed by the Investment Committee.

                              BROKERAGE ALLOCATIONS

         First Trust is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Funds may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of Shares.

         Section 28(e) of the Securities Exchange Act of 1934 permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

         In light of the above, in selecting brokers, First Trust may consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. First Trust believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. The Investment Management Agreement provides that such higher commissions will not be paid by the Funds unless the adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Funds to First Trust under the Investment Management Agreement are not reduced as a result of receipt by First Trust of research services. First Trust has advised the Board of Trustees that it does not use soft dollars.

         First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Funds effect their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Funds. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between the Funds and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

BROKERAGE COMMISSIONS

         The following table sets forth the aggregate amount of brokerage commissions paid by each Fund for the specified period:

                                                     AGGREGATE AMOUNT OF
                                                    BROKERAGE COMMISSIONS
FUND                                        (FOR THE PERIOD ENDED JULY 31, 2007)

FIRST TRUST CONSUMER DISCRETIONARY                          $701
ALPHADEX(TM) FUND

FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND              $48

FIRST TRUST ENERGY ALPHADEX(TM) FUND                        $35

FIRST TRUST FINANCIALS ALPHADEX(TM) FUND                    $471

FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND                   $554

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES                   $667
ALPHADEX(TM) FUND

FIRST TRUST MATERIALS ALPHADEX(TM) FUND                     $89

FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND                    $283

FIRST TRUST UTILITIES ALPHADEX(TM) FUND                     $36

         Administrator. The Bank of New York ("BONY") serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.

         The Trust, on behalf of the Funds, has entered into an agreement with PFPC Inc. ("PFPC"), 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PFPC will provide certain board administrative services to the Trust in connection with the Board's meetings and other related matters.

         BONY serves as Administrator for the Trust pursuant to a Fund Administration and Accounting Agreement. Under such agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Funds. BONY will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

         Pursuant to the Fund Administration and Accounting Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

         Pursuant to the Fund Administration and Accounting Agreement between BONY and the Trust, the Funds have agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BONY in the performance of its duties. This fee is subject to reduction for assets over $1 billion. The following table sets forth the aggregate amount paid to BONY under the Fund Administration and Accounting Agreement.

PERIOD                                AGGREGATE AMOUNT PAID TO ADMINISTRATOR

Ended July 31, 2007                   $2,295

         CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT,
                           INDEX PROVIDER AND EXCHANGE

         Custodian. BONY, as custodian for the Funds pursuant to a Custody Agreement, holds each Fund's assets. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency and Service Agreement. As the Funds' accounting agent, BONY calculates the NAV of Shares and calculates net income and realized capital gains or losses. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

         Distributor. First Trust Portfolios is the Distributor and principal underwriter of the Shares of the Funds. Its principal address is 1001 Warrenville Road, Lisle, Illinois 60532. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

         For the fiscal year ended July 31, 2007, there were no underwriting commissions with respect to the sale of Fund Shares and First Trust Portfolios L.P. did not receive compensation on redemptions for the Funds for that period.

         12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Funds may reimburse the Distributor up to a maximum annual rate of 0.25% its average daily net assets.

         Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

         The Plan was adopted in order to permit the implementation of the Funds' method of distribution. However, no such fee is currently paid by a Fund and pursuant to a contractual agreement, the Funds will not pay 12b-1 fees any time before April 30, 2009.

         No fees were charged under the Plan in 2007.

         Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the Financial Industry Regulatory Authority ("FINRA").

         The Distribution Agreement provides that it may be terminated as to the Funds at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository for Fund Shares" below).

         Index Provider. The Index that each respective Fund seeks to track is compiled by the AMEX, the Index Provider.

         The Index Provider is not affiliated with the Funds, First Trust Portfolios or First Trust. Each Fund is entitled to use the applicable Index pursuant to a sublicensing arrangement by and among each Fund, the Index Provider, First Trust and First Trust Portfolios, which in turn has a license agreement with the Index Provider.

         Each of the StrataQuant(TM) Series indices is a trademark of the American Stock Exchange LLC and Is licensed for use by First Trust Portfolios. First Trust Portfolios sublicenses the StrataQuant(TM) Series indicEs to the Funds and to First Trust.

         First Trust Portfolios has licensed to AMEX, free of charge, the right to use certain intellectual property owned by First Trust Portfolios, including the AlphaDEX(TM) trademark and the AlphaDEX(TM) stock seleCtion method, in connection with AMEX's creation of the StrataQuant(TM) Series indices. A patent application with respeCt to the AlphaDEX(TM) stock selection method is pending at the United States Patent and Trademark Office.

         Notwithstanding such license, AMEX is solely responsible for the creation, compilation and administration of the StrataQuant(TM) Series indices and has the exclusive right to determine the stocks included In the indices and the indices' methodologies.

         The Funds are not sponsored, endorsed, sold or promoted by Frank Russell Company ("Underlying Index Provider") or by the Index Provider. Neither Underlying Index Provider nor Index Provider makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of any of the StrataQuant(TM) Series to track general stock market performance or a segment of the same. Index Provider's publication of the StrataQuant(TM) Series in no way suggests or implies an opinion by the Underlying Index ProvidEr or by Index Provider as to the advisability of investment in any or all of the securities upon which the StrataQuant(TM) Series is based. Index Provider's only relationship to First Trust Portfolios is the licensing Of certain trade marks and trade names of Index Provider and of the StrataQuant(TM) Series which is determineD, composed and calculated by Index Provider without regard to First Trust Portfolios, First Trust or the Funds. Underlying Index Provider and Index Provider are not responsible for and have not reviewed the Funds nor any associated literature or publications and make no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Underlying Index Provider reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the StrataQuant(TM) Series. Underlying Index Provider aNd Index

Provider have no obligation or liability in connection with the administration, marketing or trading of the Funds.

         INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE STRATAQUANT(TM) SERIES OR ANY DATA INCLUDED THEREIN. INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST PORTFOLIO, FIRST TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE STRATAQUANT(TM) SERIES OR ANY DATA INCLUDED THEREIN. INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE STRATAQUANT(TM) SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

         "AlphaDEX(TM)" is a trademark of First Trust Portfolios. The Funds and First Trust on behalf of the FunDs have been granted the right by First Trust Portfolios to use the name "AlphaDEX(TM)" for certain purposes.

         Exchange. The only relationship that the AMEX has with First Trust or the Distributor of the Funds in connection with the Funds is that the AMEX is the Index Provider and lists the Shares of the Funds pursuant to its Listing Agreement with the Trust. The AMEX is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. The AMEX has no obligation or liability in connection with the administration, marketing or trading of the Funds.

                             ADDITIONAL INFORMATION

         Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

         DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

                      PROXY VOTING POLICIES AND PROCEDURES

         The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Funds are voted consistently and solely in the best economic interests of the Funds.

         A senior member of First Trust is responsible for oversight of the Funds' proxy voting process. First Trust has engaged the services of RiskMetrics Group, Inc. ("RMG"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Funds. RMG provides voting recommendations based upon established guidelines and practices. First Trust reviews RMG recommendations and frequently follows the RMG recommendations. However, on selected issues, First Trust may not vote in accordance with the RMG recommendations when First Trust believes that specific RMG recommendations are not in the best interests of the Funds. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the RMG recommendations to avoid any conflict of interest. If a client requests First Trust to follow specific voting guidelines or additional guidelines, First Trust will review the request and inform the client only if First Trust is not able to follow the client's request.

         First Trust has adopted the RMG Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies.

         Information regarding how the Funds vote future proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available upon request and without charge on the Funds' website at www.ftportfolios.com, by calling (800) 621-1675 or by accessing the SEC's website at http://www.sec.gov.

         Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Funds' portfolio holdings with the SEC on Form N-Q. Form N-Q for the Trust is available on the SEC's website at http://www.sec.gov. Each Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Form N-Q is available without charge, upon request, by calling (800) 621-1675 or (800) 983-0903 or by writing to First Trust Portfolios L.P., 1001 Warrenville Road, Lisle, Illinois 60532.

         Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about each Fund's portfolio holdings. Each Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of a Fund. The Trust, First Trust and BONY will not disseminate non-public information concerning the Trust.

         Code of Ethics. In order to mitigate the possibility that the Funds will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes are on public file with, and are available from, the SEC.

              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

         Creation. The Trust issues and sells Shares of the Funds only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

         A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities--the "Deposit Securities"--per each Creation Unit Aggregation constituting a substantial replication oF the stocks included in the underlying index ("Fund Securities") and an amount of cash--the "Cash Component"--computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

         The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"--an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

         The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund.

         Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a Fund until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within a Fund from time to time by First Trust with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the underlying index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may noT be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will at the expense of the Fund and will affect the value of all Shares; but First Trust, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to First Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the underlying index or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of a Fund.

         Procedures for Creation of Creation Unit Aggregations. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor and transfer agent, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the transfer agent no later than the closing time of the regular trading session on The New York Stock Exchange ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Funds as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the transfer agent or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time in order to permit proper submission of the order to the transfer agent prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the

Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

         Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by First Trust and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

         All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted in order to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

         Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See "Creation Transaction Fee" section below.)

         Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Funds for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Funds for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

         Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor with respect to a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or First Trust, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and First Trust make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, First Trust, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

         Creation Transaction Fee. Purchasers of Creation Units will be required to pay a standard creation transaction fee (the "Creation Transaction Fee"), described below, payable to BONY regardless of the number of Creation Units. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the Clearing Process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The standard creation transaction fee is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

          NUMBER OF SECURITIES                         CREATION
           IN A CREATION UNIT                       TRANSACTION FEE

                   1-100                                  $500
                 101-200                                $1,000
                 201-300                                $1,500
                 301-400                                $2,000
                 401-500                                $2,500
                 501-600                                $3,000
                 601-700                                $3,500

         Redemption of Fund Shares In Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

         With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

         Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

         Redemption Transaction Fee. A redemption transaction fee (the "Redemption Transaction Fee") is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. A Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services.

         The standard redemption transaction fee is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

               NUMBER OF SECURITIES                    REDEMPTION
                IN A CREATION UNIT                   TRANSACTION FEE

                        1-100                              $500
                      101-200                            $1,000
                      201-300                            $1,500
                      301-400                            $2,000
                      401-500                            $2,500
                      501-600                            $3,000
                      601-700                            $3,500

         Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

         Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming

Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth in this SAI under "Determination of NAV" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). The Funds may also, in their sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

         The chart below describes in further detail the placement of redemption orders outside the clearing process.

                           TRANSMITTAL           NEXT BUSINESS             SECOND BUSINESS          THIRD BUSINESS
                           DATE (T)              DAY (T+1)                 DAY (T+2)                DAY (T+3)

 CREATION THROUGH NSCC

 STANDARD ORDERS           4:00 p.m.              No action.               No action.               Creation Unit
                                                                                                    Aggregations will be

                           Order must be                                                            delivered.
                           received by the
                           Distributor.

 CUSTOM ORDERS             3:00 p.m.              No action.               No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order must be                                                            delivered.
                           received by the
                           Distributor.

                           Orders received
                           after 3:00 p.m.
                           will be treated as
                           standard orders.

 CREATION OUTSIDE NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order in proper        Deposit Securities must                           delivered.
                           form must be           be received by a Fund's
                           received by the        account through DTC.
                           Distributor.

                                                  2:00 p.m. (ET)

                                                  Cash Component must be
                                                  received by the Custodian.

 STANDARD ORDERS CREATED   4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               1:00 p.m.
 IN ADVANCE OF RECEIPT

 BY THE TRUST OF ALL OR    Order in proper        Available Deposit                                 Missing Deposit
 A PORTION OF THE          form must be           Securities.                                       Securities are due to
 DEPOSIT SECURITIES        received by the                                                          the Trust or the Trust
                           Distributor.           Cash in an amount equal                           may use cash on deposit
                                                  to the sum of (i) the                             to purchase missing
                                                  Cash Component, plus                              Deposit Securities.
                                                  (ii) 115% of the market
                                                  value of the                                      Creation Unit
                                                  undelivered Deposit                               Aggregations will be
                                                  Securities.                                       delivered.

 CUSTOM ORDERS             3:00 p.m.              11:00 a.m. (ET)          No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order in proper        Deposit Securities must                           delivered.
                           form must be           be received by a Fund's
                           received by the        account through DTC.
                           Distributor.

                           Order received         2:00 p.m. (ET)
                           after 3:00 p.m.
                           will be treated as     Cash Component must be
                           standard orders.       received by the Orders
                                                  Custodian.


                                     - 49 -




                           TRANSMITTAL           NEXT BUSINESS             SECOND BUSINESS          THIRD BUSINESS
                           DATE (T)              DAY (T+1)                 DAY (T+2)                DAY (T+3)

 REDEMPTION THROUGH NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         No action.               No action.               Fund Securities and Cash
                                                                                                    Redemption Amount will

                           Order must be                                                            be transferred.
                           received by the
                           Transfer Agent.

                           Orders received
                           after 4:00 p.m.
                           (ET) will be deemed
                           received on the
                           next business day
                           (T+1)

 CUSTOM ORDERS             3:00 p.m. (ET)         No action.               No action.               Fund Securities and Cash
                                                                                                    Redemption Amount will
                           Order must be                                                            be transferred.
                           received by the
                           Transfer Agent

                           Order received
                           after 3:00 p.m.
                           will be treated as
                           standard orders.

 REDEMPTION OUTSIDE NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Fund Securities and Cash
                                                                                                    Redemption Amount is
                           Order must be          Fund Shares must be                               delivered to the
                           received by the        delivered through DTC                             redeeming beneficial
                           Transfer Agent.        to the Custodian.                                 owner.

                           Order received         2:00 p.m.
                           after 4:00 p.m.
                           (ET) will be deemed    Cash Component, if any,
                           received on the        is due.
                           next business day
                           (T+1).

                                                  *If the order is not in proper
                                                  form or the Fund Shares are
                                                  not delivered, then the order
                                                  will not be deemed received as
                                                  of T.

 CUSTOM ORDERS             3:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Fund Securities and Cash
                                                                                                    Redemption Amount is
                           Order must be          Fund Shares must be                               delivered to the
                           received by the        delivered through DTC                             redeeming beneficial
                           Transfer Agent.        to the Custodian.                                 owner.

                           Order received         2:00 p.m.
                           after 3:00 p.m.
                           will be treated as     Cash Component, if any,
                           standard orders.       is due.

                                                  *If the order is not in proper
                                                  form or the Fund Shares are
                                                  not delivered, then the order
                                                  will not be deemed received as
                                                  of T.

                               FEDERAL TAX MATTERS

         This section summarizes some of the main U.S. federal income tax consequences of owning Shares of a Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

         This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Funds. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

         As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

         Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code (the "Code").

         To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or no income derived from interests in certain publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of each Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of each Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

         As regulated investment companies, the Funds generally will not be subject to U.S. federal income tax on their investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that they distribute to shareholders. The Funds intend to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, each Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Funds intend to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         If a Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

         Dividends paid out of the Funds' investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from regulated investment companies such as the Funds are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. Dividends received by the Funds from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances.

         These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Funds will provide notice to its shareholders of the amount of any distributions which may be taken into account as a dividend which is eligible for the capital gains tax rates. The Funds can not make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

         A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Funds because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Funds from certain domestic corporations may be designated by the Funds as being eligible for the dividends received deduction.

         Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the value of a Share of the Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

         Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

SALE OR EXCHANGE OF FUND SHARES

         Upon the sale or other disposition of Shares of the Funds, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

         Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

         If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

NATURE OF FUND INVESTMENTS

         Certain of the Funds' investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Funds to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

FUTURES CONTRACTS AND OPTIONS

         The Funds' transactions in Futures Contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Funds and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Funds to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes.

INVESTMENTS IN CERTAIN FOREIGN CORPORATIONS

         If the Fund holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its Unitholders. The Fund will not be able to pass through to its Unitholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

BACKUP WITHHOLDING

         The Funds may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

         U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

         Income Not Effectively Connected. If the income from a Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

         Distributions of capital gain dividends and any amounts retained by a Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the, graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Funds may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Funds in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

         Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends paid by the Funds to shareholders who are nonresident aliens or foreign entities and that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by the Funds as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, pursuant to the 2004 Tax Act, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of the Funds beginning after December 31, 2004 and before January 1, 2008.

         Income Effectively Connected. If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Funds which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Funds will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.

OTHER TAXATION

         Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.

                              DETERMINATION OF NAV

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

         The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. A Fund's NAV may not be calculated on days during which a Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining NAV, portfolio securities for a Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

                   (1) Common stocks and other equity securities listed on any national or foreign exchange will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date and at the official closing price for securities listed on NASDAQ. If there are no transactions on the valuation day, securities traded principally on an exchange will be valued at the mean between the most recent bid and ask prices.

                   (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

                   (3) Exchange traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded. Over-the-counter options and Futures Contracts will be valued at their closing bid prices.

                   (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

         In addition, the following types of securities will be valued as follows:

                   (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities.

                   (2) Fixed income securities maturing within 60 days are valued by the fund accounting agent on an amortized cost basis.

                   (3) Repurchase agreements will be valued as follows. Overnight repurchase agreements will be valued at cost. Term purchase agreements (i.e., those whose maturity exceeds seven days) will be valued by First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

                   (4) Structured Products, including currency-linked notes, credit-linked notes and other similar instruments, will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular structured product and the market rates for similar transactions, the structured product will be valued at its exit price.

                   (5) Interest rate swaps and credit default swaps will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular swap and the market rates for similar transactions, the swap will be valued at its exit price.

         The value of any portfolio security held by a Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

         Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

         A Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.

                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

         General Policies. Dividends from net investment income, if any, are declared and paid semi-annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Funds as a RIC or to avoid imposition of income or excise taxes on undistributed income.

         Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

         Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of each Fund purchased in the secondary market.

                            MISCELLANEOUS INFORMATION

         Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

         Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois 60601, serves as the Funds' independent registered public accounting firm. The firm audits each Fund's financial statements and performs other related audit services.

                              FINANCIAL STATEMENTS

The audited financial statements and notes thereto for the Funds, contained in the Annual Report to Shareholders dated July 31, 2007, are incorporated by reference into this Statement of Additional Information and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. The Annual Report is attached to this Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION

                    INVESTMENT COMPANY ACT FILE NO. 811-22019

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                  FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
                   FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
                  FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
           FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
           FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHDEX(TM) FUND
                  FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
                 FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND

                             DATED NOVEMBER 28, 2007

         This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated November 28, 2007 (the "Prospectus") for the First Trust Large Cap Core AlphaDEX(TM) Fund, First Trust Mid Cap Core AlphaDEX(TM) Fund, First Trust Small Cap Core AlphaDEX(TM) Fund, First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund, First Trust Large Cap Growth Opportunities AlphDEX(TM) Fund, First Trust Multi Cap Value AlphaDEX(TM) Fund and First Trust Multi Cap Growth AlphaDEX(TM) Fund, each a series of the First Trust Exchange-Traded AlphaDEX(TM) Fund (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, First Trust Portfolios L.P., 1001 Warrenville Road, Lisle, Illinois 60532, or by calling toll free at (800) 621-1675.

                                TABLE OF CONTENTS

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS................................1
EXCHANGE LISTING AND TRADING..................................................3
INVESTMENT OBJECTIVE AND POLICIES.............................................4
INVESTMENT STRATEGIES.........................................................5
SUBLICENSE AGREEMENTS........................................................15
INVESTMENT RISKS.............................................................15
FUNDS MANAGEMENT.............................................................20
ACCOUNTS MANAGED BY INVESTMENT COMMITTEE.....................................31

BROKERAGE ALLOCATIONS........................................................32
CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT,
   INDEX PROVIDER AND EXCHANGE...............................................35
ADDITIONAL INFORMATION.......................................................37
PROXY VOTING POLICIES AND PROCEDURES.........................................39
CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS........................40
FEDERAL TAX MATTERS..........................................................50
DETERMINATION OF NAV.........................................................56
DIVIDENDS AND DISTRIBUTIONS..................................................58
MISCELLANEOUS INFORMATION....................................................59
FINANCIAL STATEMENTS.........................................................59



         The audited financial statements for the Funds' most recent fiscal year appear in the Funds' Annual Report to Shareholders dated July 31, 2007, which is attached hereto. The Annual Report was filed with the Securities and Exchange Commission ("SEC") on September 28, 2007. The financial statements from such Annual Report are incorporated herein by reference.

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

         The Trust was organized as a Massachusetts business trust on December 6, 2006 and is authorized to issue an unlimited number of shares in one or more series or "Funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers Shares in 16 series, including the First Trust Large Cap Core AlphaDEX(TM) Fund, First Trust Mid Cap Core AlphaDEX(TM) Fund, First Trust Small Cap Core AlphaDEX(TM) Fund, First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund, First Trust Large Cap Growth Opportunities AlphDEX(TM) Fund, First Trust Multi Cap Value AlphaDEX(TM) Fund and First Trust Multi Cap Growth AlphaDEX(TM) Fund (each, a "Fund," and collectively, the "Funds"), each a non-diversified series. This Statement of Additional Information relates only to the Funds. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each series of the Trust represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

         The Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter. The Trust's Declaration of Trust (the "Declaration") requires a shareholder vote only on those matters where the 1940 Act requires a vote of shareholders and otherwise permits the Trustees to take actions without seeking the consent of shareholders. For example, the Declaration gives the Trustees broad authority to approve reorganizations between a Fund and another entity, such as another exchange-traded fund, or the sale of all or substantially all of a Fund's assets, or the termination of the Trust or any Fund without shareholder approval if the 1940 Act would not require such approval.

         The Declaration provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may be amended or supplemented by the Trustees in any respect without shareholder vote. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board of Trustees may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that Trustees may be removed, with or without cause, by a vote of shareholders holding at least two-thirds of the voting power of the Trust, or by a vote of two thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

         The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Funds or as the Trustees may determine, and ownership of Fund Shares may be disclosed by the Funds if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem Shares held by any shareholder for any reason under terms set by the Trustees. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of a Fund. In making such a determination, a Trustee is not considered to have a personal financial interest by virtue of being compensated for his or her services as a Trustee. If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by a Fund in connection with the consideration of the demand under a number of circumstances. If a derivative action is brought in violation of the Declaration, the shareholder bringing the action may be responsible for the Fund's costs, including attorneys' fee. The Declaration also provides that any shareholder bringing an action against the Fund waives the right to trial by jury to the fullest extent permitted by law.

         The Trust is not required to and does not intend to hold annual meetings of shareholders.

         Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations.

         The Declaration further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. The Declaration provides that any Trustee who serves as chair of the Board of Trustees or of a committee of the Board of Trustees, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

         The Funds are managed by First Trust Advisors L.P. (the "Adviser" or "First Trust").

         Each Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities (the "Deposit Securities") included in each Fund's corresponding Index (as hereinafter defined), together with the deposit of a specified cash payment (the "Cash Component"). The Shares are listed and trade on the American Stock Exchange LLC (the "AMEX"). The Shares will trade on the AMEX at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 100,000 Shares.

         The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING

         There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of a Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of such Fund for 30 or more consecutive trading days; (ii) the value of such Fund's Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the Shares of a Fund from listing and trading upon termination of such Fund.

         As in the case of other stocks traded on the AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

         The Funds reserve the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

                        INVESTMENT OBJECTIVE AND POLICIES

         The Prospectus describes the investment objective and policies of the Funds. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Funds.

         Each Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund:

                   (1) A Fund may not issue senior securities, except as permitted under the 1940 Act.

                   (2) A Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of a Fund's total assets (including the amount borrowed), less a Fund's liabilities (other than borrowings).

                   (3) A Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase and sale of portfolio securities.

                   (4) A Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

                   (5) A Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under a Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of a Fund's total assets.

                   (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

                   (7) A Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Index that a Fund replicates, concentrates in an industry or a group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

         The foregoing fundamental policies of each Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the respective Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or
(ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to a Fund if a majority of the outstanding voting securities of a Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting securities.

         In addition to the foregoing fundamental policies, the Funds are also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies which may be changed by the Board of Trustees.

                              INVESTMENT STRATEGIES

         Under normal circumstances, each Fund will invest at least 90% of its total assets in common stocks that comprise such Fund's respective corresponding equity index (the "Index") in a family of custom enhanced indices created and administered by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"or the "Index Provider") (the "Defined Index Series"), which is comprised of the Defined Large Cap Core Index, the Defined Mid Cap Core Index, the Defined Small Cap Core Index, the Defined Large Cap Value Opportunities Index, the Defined Large Cap Growth Opportunities Index, the Defined Multi Cap Value Index and the Defined Multi Cap Growth Index. Fund Shareholders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

TYPES OF INVESTMENTS

         Warrants: The Funds may invest in warrants. Warrants acquired by a Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

         Delayed-Delivery Transactions: The Funds may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, a Fund does not remit payment to the issuer, no interest is accrued on debt securities and dividend income is not earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of a decline in value of a Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them. At the time a Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its NAV. The Funds do not believe that NAV will be adversely affected by purchases of securities in delayed-delivery transactions.

         The Funds will earmark or maintain in a segregated account cash, U.S. Government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, a Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than a Fund's payment obligation).

         Illiquid Securities: The Funds may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act, as amended, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of a Fund's net assets. The Board of Trustees or its delegates has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed First Trust to look to factors such as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

         Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, a Fund will take such steps as is deemed advisable, if any, to protect liquidity.

         Money Market Funds: The Funds may invest in shares of money market funds to the extent permitted by the 1940 Act.

         Temporary Investments: The Funds may, without limit as to percentage of assets, purchase U.S. Government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A or higher by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less.

         Short-term debt securities are defined to include, without limitation, the following:

                   (1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Fannie Mae, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

                   (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to a Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore certificates of deposit purchased by the Funds may not be fully insured.

                   (3) Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

                   (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time a Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for a Fund to invest temporarily available cash. The Funds may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Funds may invest. In addition, the Funds may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to the Funds is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The Funds, however, intend to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria established by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

                   (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

                   (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. A Fund's portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because a Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Funds may only invest in commercial paper rated A-1 or better by S&P, Prime-1 or higher by Moody's or Fitch 2 or higher by Fitch.

PORTFOLIO TURNOVER

         The Funds buy and sell portfolio securities in the normal course of their investment activities. The proportion of a Fund's investment portfolio that is sold and replaced with new securities during a year is known as a Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund sold and replaced securities valued at 100% of its net assets within one year. Active trading would result in the payment by a Fund of increased brokerage costs and expenses.

HEDGING STRATEGIES

General Description of Hedging Strategies

         The Funds may engage in hedging activities. First Trust may cause the Funds to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts to attempt to hedge each Fund's holdings.

         Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and Futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

         The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the Futures industry's self-regulatory organization. A Fund will not enter into Futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of a Fund's total assets. In addition, a Fund will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

         The foregoing limitations are not fundamental policies of the Funds and may be changed without shareholder approval as regulatory agencies permit.

Asset Coverage for Futures and Options Positions

         The Funds will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

         The Funds may purchase stock index options, sell stock index options in order to close out existing positions and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the stock index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

         A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line(R) Composite Indices or a more narrow market index, such as the Standard & Poor's
100. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the AMEX, the NYSE Arca, Inc. and the Philadelphia Stock Exchange.

         The Funds' use of stock index options is subject to certain risks. Successful use by a Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Funds' securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and a Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

         There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, a Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

         The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Funds.

Futures Contracts

         The Funds may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by a Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA"). A Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Funds will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Chicago Board of Trade and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

         An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the Futures Contract.

         Margin is the amount of funds that must be deposited by a Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain a Fund's open positions in Futures Contracts. A margin deposit is intended to ensure a Fund's performance of the Futures Contract.

         The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

         If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. In computing daily NAV, a Fund will mark to market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

         Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

         Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some investors to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a Futures position. A Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         A public market exists in Futures Contracts covering a number of indices, including but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line(R) Composite Index and the New York Stock Exchange Composite Index.

Options on Futures

         The Funds may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

         The Funds may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Funds use put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge a Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in a Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by a Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities a Fund intends to acquire.

         As with investments in Futures Contracts, the Funds are required to deposit and maintain margin with respect to put and call options on Futures Contracts written by them. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by a Fund. A Fund will earmark or set aside in a segregated account at such Fund's custodian, liquid assets, such as cash, U.S. Government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

         The risks associated with the use of options on Futures Contracts include the risk that the Funds may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

                              SUBLICENSE AGREEMENTS

         Each Fund has entered into a sublicense agreement (the "Sublicense Agreement") with First Trust, First Trust Portfolios L.P. ("First Trust Portfolios") and the Index Provider that grants each Fund and First Trust a non-exclusive and non-transferable sublicense to use certain intellectual property of S&P in connection with the issuance, distribution, marketing and/or promotion of each Fund. Pursuant to each Sublicense Agreement, each Fund and First Trust have agreed to be bound by certain provisions of the product license agreement by and between the Index Provider and First Trust Portfolios (the "Product License Agreement"). Pursuant to the Product License Agreement, First Trust Portfolios will pay the Index Provider an annual fee of $55,000 for each Fund for the initial two years of the Product License Agreement and $30,000 for each Fund for each subsequent year. In addition, First Trust Portfolios shall pay the Index Provider .05% of the average daily net assets of each Fund. Each Fund will reimburse First Trust and First Trust will reimburse First Trust Portfolios for the costs associated with the Product License Agreement.

                                INVESTMENT RISKS

Overview

         An investment in a Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of a Fund may decline. The Funds may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in a Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

         Shareholders of common stocks of the type held by the Funds have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Funds will fluctuate over the life of the Funds and may be more or less than the price at which they were purchased by the Funds. The equity securities held in the Funds may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of a Fund's purchase and sale of the equity securities and other factors.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS

Liquidity

         Whether or not the equity securities in the Funds are listed on a securities exchange, the principal trading market for the equity securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Funds will be adversely affected if trading markets for the equity securities are limited or absent.

Small Capitalization and Mid Capitalization Companies

         The equity securities in certain Funds may include small cap and mid cap company stocks. Small cap and mid cap company stocks have customarily involved more investment risk than large capitalization stocks. Small cap and mid cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large cap companies. Some of these companies may distribute, sell or produce products that have recently been brought to market and may be dependent on key personnel.

         The prices of small cap and mid cap company securities are often more volatile than prices associated with large cap company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap and mid cap companies normally have fewer shares outstanding and these shares trade less frequently than large cap companies, it may be more difficult for a Fund which contains these equity securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small cap and mid cap companies are often traded over-the-counter and may not be traded in the volumes typical of a national securities exchange.

Non-Diversification

         Each Fund is classified as "non-diversified" under the 1940 Act. As a result, each Fund is limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because each Fund may invest a relatively high percentage of its assets in a limited number of issuers, each Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

Intellectual Property Risk

         Each Fund relies on a license and a related sublicense that permits such Fund Fund to use its respective Index and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the Index Provider, and, as a result, a Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to First Trust Portfolios, on behalf of First Trust and each Fund. Accordingly, in the event the license is terminated or Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of a Fund.

Non-U.S. Securities Risk

         A Fund may invest in the securities of issuers domiciled in jurisdictions other than the United States and such stocks may be denominated in currencies other than the U.S. dollar. These securities are in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") or are directly listed on a U.S. securities exchange. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession;
(v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the U.S. due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease a Fund's return.

         Issuer Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

         In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

                   (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Funds to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager's judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with a Fund's objective, investment limitations, and operating policies. In making such a judgment, the portfolio manager will analyze the benefits and risks of the derivative transactions and weigh them in the context of a Fund's overall investments and investment objective.

                   (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter ("OTC") derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Funds will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Funds. The Funds will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

                   (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

                   (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Funds might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when they take positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair a Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

                   (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

                   (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

                                FUNDS MANAGEMENT

         The general supervision of the duties performed for the Funds under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Funds, choose the Trust's officers and hire the Trust's investment adviser. The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable.

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS IN
                                                                                           THE FIRST        OTHER
                                                  TERM OF OFFICE                           TRUST FUND       TRUSTEESHIPS
                                                  AND YEAR FIRST                           COMPLEX          OR
NAME, ADDRESS                 POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS    OVERSEEN BY      DIRECTORSHIPS
AND DATE OF BIRTH             OFFICES WITH TRUST  APPOINTED       DURING PAST 5 YEARS      TRUSTEE          HELD BY TRUSTEE

Trustee who is an
Interested Person of
the Trust
---------------------

James A. Bowen(1)             President,          o Indefinite    President, First         57               Trustee of
1001 Warrenville Road         Chairman of the       term          Trust Advisors L.P.      Portfolios       Wheaton
Suite 300                     Board, Chief                        and First Trust                           College
Lisle, IL 60532               Executive Officer   o 2006          Portfolios L.P.;
DOB: 9/55                     and Trustee                         Chairman of the
                                                                  Board, BondWave LLC
                                                                  (Software Development
                                                                  Company/Broker-Dealer)
                                                                  and Stonebridge
                                                                  Advisors LLC
                                                                  (Investment Adviser)

Trustees who are not
Interested Persons of the
Trust
-------------------------

Richard E. Erickson           Trustee             o Indefinite    Physician; President,    57               None
c/o First Trust Advisors                            term          Wheaton Orthopedics;     Portfolios
L.P.                                                              Co-Owner and
1001 Warrenville Road                             o 2006          Co-Director (January
Suite 300                                                         1996 to May 2007),
Lisle, IL 60532                                                   Sports Med Center for
DOB: 4/51                                                         Fitness; Limited
                                                                  Partner, Gundersen
                                                                  Real Estate
                                                                  Partnership; Limited
                                                                  Partner, Sportsmed LLC


                                     - 20 -




                                                                                           NUMBER OF
                                                                                           PORTFOLIOS IN
                                                                                           THE FIRST        OTHER
                                                  TERM OF OFFICE                           TRUST FUND       TRUSTEESHIPS
                                                  AND YEAR FIRST                           COMPLEX          OR
NAME, ADDRESS                 POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS    OVERSEEN BY      DIRECTORSHIPS
AND DATE OF BIRTH             OFFICES WITH TRUST  APPOINTED       DURING PAST 5 YEARS      TRUSTEE          HELD BY TRUSTEE

Thomas R. Kadlec              Trustee             o Indefinite    Senior Vice President    57               None
c/o First Trust Advisors                            term          (May 2007 to             Portfolios
L.P.                                                              Present), Vice
1001 Warrenville Road                             o 2006          President and Chief
Suite 300                                                         Financial Officer
Lisle, IL 60532                                                   (1990 to May 2007),
DOB: 11/57                                                        ADM Investor
                                                                  Services, Inc.
                                                                  (Futures Commission
                                                                  Merchant); Vice
                                                                  President (May 2005
                                                                  to Present), ADM
                                                                  Derivatives, Inc.;
                                                                  Registered Representative
                                                                  (2000 to present),
                                                                  Segerdahl & Company,
                                                                  Inc., an NASD member
                                                                  (Broker-Dealer)

Robert F. Keith               Trustee             o Indefinite    President (2003 to       57               None
c/o First Trust Advisors                            term          Present), Hibs           Portfolios
L.P.                                                              Enterprises
1001 Warrenville Road                             o 2006          (Financial and
Suite 300                                                         Management
Lisle, IL 60532                                                   Consulting);
DOB: 11/58                                                        President (2001 to
                                                                  2003), Aramark
                                                                  Service Master
                                                                  Management; President
                                                                  and Chief Operating
                                                                  Officer (1998 to
                                                                  2003), Service Master
                                                                  Management Services

Niel B. Nielson               Trustee             o Indefinite    President (June 2002     57               Director of
c/o First Trust Advisors                            term          to Present), Covenant    Portfolios       Covenant
L.P.                                                              College                                   Transport Inc.
1001 Warrenville Road                             o 2006
Suite 300
Lisle, IL 60532
DOB: 3/54

Officers of the Trust
---------------------

Mark R. Bradley               Treasurer,          o Indefinite    Chief Financial          N/A              N/A
1001 Warrenville Road,        Controller, Chief     term          Officer, First Trust
  Suite 300                   Financial Officer                   Advisors L.P. and
Lisle, IL 60532               and Chief           o 2006          First Trust
D.O.B.: 11/57                 Accounting Officer                  Portfolios L.P.;
                                                                  Chief Fsinancial
                                                                  Officer, BondWave LLC
                                                                  (Software Development
                                                                  Company/Broker-Dealer)
                                                                  and Stonebridge
                                                                  Advisors LLC
                                                                  (Investment Adviser)

Kelley Christensen            Vice President      o Indefinite    Assistant Vice           N/A              N/A
1001 Warrenville Road,                              term          President, First
  Suite 300                                                       Trust Portfolios L.P.
Lisle, IL 60532                                   o 2006          and First Trust
D.O.B.: 09/70                                                     Advisors L.P.
                                                                  Senior Vice President


                                     - 21 -




                                                                                           NUMBER OF
                                                                                           PORTFOLIOS IN
                                                                                           THE FIRST        OTHER
                                                  TERM OF OFFICE                           TRUST FUND       TRUSTEESHIPS
                                                  AND YEAR FIRST                           COMPLEX          OR
NAME, ADDRESS                 POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS    OVERSEEN BY      DIRECTORSHIPS
AND DATE OF BIRTH             OFFICES WITH TRUST  APPOINTED       DURING PAST 5 YEARS      TRUSTEE          HELD BY TRUSTEE

James M. Dykas                Assistant           o Indefinite    (April 2007 to           N/A              N/A
1001 Warrenville Road,        Treasurer             term          Present), Vice
  Suite 300                                                       President (January
Lisle, IL 60532                                   o 2006          2005 to April 2007),
D.O.B.: 01/66                                                     First Trust Advisors
                                                                  L.P. and First Trust
                                                                  Portfolios L.P.;
                                                                  Executive Director
                                                                  (December 2002
                                                                  to January 2005), Vice
                                                                  President (December 2000
                                                                  to December 2002), Van
                                                                  Kampen Asset
                                                                  Management and
                                                                  Morgan Stanley
                                                                  Investment Management

W. Scott Jardine              Secretary and       o Indefinite    General Counsel, First   N/A              N/A
1001 Warrenville Road,        Chief Compliance      term          Trust Advisors L.P. and
  Suite 300                   Officer                             First Trust Portfolios L.P.;
Lisle, IL 60532                                   o 2006          Secretary, BondWave
D.O.B.: 05/60                                                     LLC (Software Development
                                                                  Company/Broker-Dealer)
                                                                  and Stonebridge
                                                                  Advisors LLC
                                                                  (Investment Adviser)

Daniel J. Lindquist           Vice President      o Indefinite    Senior Vice President
1001 Warrenville Road,                              term          (September 2005 to       N/A              N/A
  Suite 300                                                       Present), Vice
Lisle, IL 60532                                   o 2006          President (April 2004
D.O.B.: 02/70                                                     to September 2005),
                                                                  First Trust Advisors
                                                                  L.P. and First Trust
                                                                  Portfolios L.P.; Chief
                                                                  Operating Officer
                                                                  (January 2004 to April
                                                                  2004), Mina Capital
                                                                  Management, LLC; Chief
                                                                  Operating Officer (April
                                                                  2000 to January 2004),
                                                                  Samaritan Asset Management
                                                                  Services, Inc.

Kristi A. Maher               Assistant           o Indefinite    Deputy General
1001 Warrenville Road,        Secretary             term          Counsel (May 2007 to     N/A              N/A
  Suite 300                                                       Present), Assistant
Lisle, IL 60532                                   o 2006          General Counsel
D.O.B.: 12/66                                                     (March 2004 to May
                                                                  2007), First Trust
                                                                  Advisors L.P. and
                                                                  First Trust Portfolios
                                                                  Associate (1995-2004),
                                                                  Chapman and Cutler LLP

Roger Testin                  Vice President      o Indefinite    Senior Vice President
1001 Warrenville Road,                              term          (November 2003 to        N/A              N/A
  Suite 300                                                       Present), Vice
Lisle, IL 60532                                   o 2006          President (August
D.O.B.: 06/66                                                     2001 to November
                                                                  2003), First Trust
                                                                  Portfolios L.P. and
                                                                  First Trust Advisors
                                                                  L.P.; Analyst (1998
                                                                  to 2001), Dolan
                                                                  Capital Management


                                     - 22 -




                                                                                           NUMBER OF
                                                                                           PORTFOLIOS IN
                                                                                           THE FIRST        OTHER
                                                  TERM OF OFFICE                           TRUST FUND       TRUSTEESHIPS
                                                  AND YEAR FIRST                           COMPLEX          OR
NAME, ADDRESS                 POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS    OVERSEEN BY      DIRECTORSHIPS
AND DATE OF BIRTH             OFFICES WITH TRUST  APPOINTED       DURING PAST 5 YEARS      TRUSTEE          HELD BY TRUSTEE

Stan Ueland                   Vice President      o Indefinite    Vice President           N/A              N/A
1001 Warrenville Road,                              term          (August 2005 to
  Suite 300                                                       Present),  First
Lisle, IL 60532                                   o 2006          Trust Advisors L.P.
D.O.B.: 11/70                                                     and First Trust
                                                                  Portfolios L.P.; Vice
                                                                  President (May 2004
                                                                  to August 2005),
                                                                  BondWave LLC
                                                                  (Software Development
                                                                  Company/Broker-Dealer);
                                                                  Account Executive
                                                                  (January 2003 to May
                                                                  2004), Mina Capital
                                                                  Management, LLC and
                                                                  Samaritan Asset
                                                                  Management Services,
                                                                  Inc.; Sales
                                                                  Consultant (January
                                                                  1997 to January
                                                                  2003), Oracle Corporation
--------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position of President of First Trust, investment adviser of the Funds.

         The Board of Trustees has four standing committees: the Executive Committee (Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration of Trust and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee, which is authorized to exercise all of the powers and authority of the Board in respect of the declaration and setting of dividends. Messrs. Kadlec and Bowen are members of the Executive Committee. During the last fiscal year, the Executive Committee held one meeting.

         The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Board. Messrs. Erickson, Kadlec, Keith and Nielson, are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including Shareholders. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including Shareholders of the Funds. To submit a recommendation for nomination as a candidate for a position on the Board, Shareholders of the Funds shall mail such recommendation to W. Scott Jardine at the Funds' address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder); (b) a full description of the proposed candidate's background, including his or her education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate; (d) information as to whether the candidate is an "interested person" in relation to the Funds, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (e) any other information that may be helpful to the Nominating and Governance Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the chairman of the Nominating and Governance Committee and the outside counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. During the last fiscal year, the Nominating and Governance Committee held two meetings.

         The Valuation Committee is responsible for the oversight of the pricing procedures of the Funds. Messrs. Erickson, Kadlec, Keith, and Nielson are members of the Valuation Committee. During the last fiscal year, the Valuation Committee held two meetings.

         The Audit Committee is responsible for overseeing the Funds' accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee. During the last fiscal year, the Audit Committee held two meetings.

         Messrs. Erickson, Nielson, Kadlec, Keith and Bowen are trustees of the First Defined Portfolio Fund, LLC, an open-end fund advised by First Trust with eight portfolios, as well as First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Strategic High Income Fund III, First Trust Tax-Advantaged Preferred Income Fund, First Trust/Aberdeen Emerging Opportunity Fund, First Trust/Gallatin Specialty Finance and Financial Opportunities Fund and First Trust Active Dividend Income Fund, closed-end funds advised by First Trust, and First Trust Exchange-Traded Fund and First Trust Exchange-Traded Fund II, exchange-traded funds advised by First Trust with various series. None of the Trustees who are not "interested persons" of the Trust, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios or their affiliates. In addition, Mr. Bowen and the other officers of the Trust (other than Stan Ueland and Roger Testin) hold the same positions with the First Defined Portfolio Fund, LLC, First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Strategic High Income Fund III, First Trust Tax-Advantaged Preferred Income Fund, First Trust/Aberdeen Emerging Opportunity Fund, First Trust/Gallatin Specialty Finance and Financial Opportunities Fund, First Trust Active Dividend Income Fund, First

Trust Exchange-Traded Fund and First Trust Exchange-Traded Fund II (collectively with the Trust, the "First Trust Fund Complex") as they hold with the Trust. Mr. Ueland, Vice President of the Trust, serves in the same position for the exchange-traded fund trusts advised by First Trust. Mr. Testin, Vice President of the Trust, serves in the same position for the exchange-traded fund trusts advised by First Trust and First Defined Portfolio Fund, LLC.

         The Independent Trustees are paid an annual retainer of $10,000 for each investment company in the First Trust Fund Complex up to a total of 14 investment companies (the "Trustee Compensation I") and an annual retainer of $7,500 for each subsequent investment company added to the First Trust Fund Complex (the "Trustee Compensation II," and together with Trustee Compensation I, the "Aggregate Trustee Compensation"). The Aggregate Trustee Compensation is divided equally among each of the investment companies in the First Trust Fund Complex. No additional meeting fees are paid in connection with board or committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

         Additionally, Mr. Kadlec is paid annual compensation of $10,000 to serve as the Lead Trustee and Mr. Nielson is paid annual compensation of $5,000 to serve as the chairman of the Audit Committee of each of the investment companies in the First Trust Fund Complex. Such additional compensation to Messrs. Kadlec and Nielson is paid by the investment companies in the First Trust Fund Complex and divided among those investment companies.

         The following table sets forth the estimated compensation to be paid by the Trust projected during a full fiscal year to each of the Trustees and the total compensation paid to each of the Trustees by the First Trust Fund Complex for the calendar year ended December 31, 2006. The Trust has no retirement or pension plans. The officers and Trustee who are "interested persons" as designated above serve without any compensation from the Trust.

                                 TOTAL COMPENSATION FROM                  TOTAL COMPENSATION FROM
 NAME OF TRUSTEE                       THE TRUST(1)                   THE FIRST TRUST FUND COMPLEX(2)
 James A. Bowen                               $0                                       $0
 Richard E. Erickson                      $9,444                                 $148,538
 Thomas R. Kadlec                        $10,000                                 $153,538
 Robert F. Keith(3)                       $9,444                                 $105,000
 Niel B. Nielson                          $9,722                                 $148,538
--------------------

(1) The compensation estimated to be paid by the Trust to the Trustees for a full fiscal year for services to the Trust.

(2) The total compensation paid to Messrs. Erickson, Kadlec, Keith and Nielson, Independent Trustees, from the Funds of the Trust and the other investment companies in the First Trust Fund Complex for the calendar year ended December 31, 2006 is based on compensation paid to these Trustees for services as Trustees to the First Defined Portfolio Fund, LLC, an open-end fund (with eight portfolios) advised by First Trust, plus compensation paid to these Trustees by the First Trust Value Line(R) 100 Fund, the First Trust/Four Corners Senior Floating Rate Income Fund, the First Trust/Four Corners Senior Floating Rate Income Fund II, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, the Energy Income and Growth Fund, the First Trust/Fiduciary Asset Management Covered Call Fund, the First Trust/Aberdeen Global Opportunity Income Fund, the First Trust/FIDAC Mortgage Income Fund, the First Trust Strategic High Income Fund, the First Trust Strategic High Income Fund II, the First Trust Strategic High Income Fund III, the First Trust Tax-Advantaged Preferred Income Fund, the First Trust/Aberdeen Emerging Opportunity Fund and the First Trust Exchange-Traded Fund.

(3) Mr. Keith joined the Board of Trustees of certain funds in the First Trust Fund Complex on June 12, 2006 and First Defined Portfolio Fund on April 30, (2007.)

         The Trust has no employees. Its officers are compensated by First
Trust.

         The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Funds and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2006:

                                                             AGGREGATE DOLLAR RANGE OF
                         DOLLAR RANGE OF                        EQUITY SECURITIES IN
                        EQUITY SECURITIES               ALL REGISTERED INVESTMENT COMPANIES
                          IN THE FUNDS                 OVERSEEN BY TRUSTEE IN THE FIRST TRUST
TRUSTEE              (NUMBER OF SHARES HELD)                        FUND COMPLEX
Mr. Bowen                     None                                Over $100,000
Dr. Erickson                  None                                $50,001-$100,000
Mr. Kadlec                    None                                Over $100,000
Mr. Keith                     None                                Over $100,000
Mr. Nielson                   None                                $50,001-$100,000

         As of the date of this Statement of Additional Information, the Trustees who are not "interested persons" of the Trust and immediate family members do not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Funds or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.

         As of the date of this Statement of Additional Information, the officers and Trustees, in the aggregate, owned less than 1% of the Shares of each Fund.

         As of the date of this Statement of Additional Information, no person owned of record, or is known by the Trust to own of record, beneficially 5% or more of the Shares of each Fund.

         The Board of Trustees of the Trust, including the Independent Trustees, approved the Investment Management Agreement (the "Investment Management Agreement") for each Fund for an initial two-year term at a meeting held on December 11, 2006. The Board of Trustees determined that the Investment Management Agreement is in the best interests of each Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

         Investment Adviser. First Trust provides investment tools and portfolios for advisers and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

         First Trust acts as investment adviser for and manages the investment and reinvestment of the assets of the Funds. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

         Pursuant to the Investment Management Agreement between First Trust and the Trust, each Fund has agreed to pay an annual management fee equal to 0.50% of its average daily net assets.

         Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, sublicensing fees, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.70% of average daily net assets until May 10, 2009. Expenses borne by First Trust are subject to reimbursement by the Funds up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Funds at any time if it would result in a Fund's expenses exceeding 0.70% of average daily net assets.

         Under the Investment Management Agreement, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement continues until two years after the initial issuance of Fund Shares and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Funds by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of a Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to the Funds.

         First Trust is located at 1001 Warrenville Road, Lisle, Illinois 60532.

         The following table sets forth the management fees (net of fee waivers and expense reimbursements) paid by each Fund and the fees waived and expenses reimbursed by First Trust for the specified period.

                                AMOUNT OF MANAGEMENT FEES (NET OF
                                      FEE WAIVERS AND EXPENSE                  AMOUNT OF FEES WAIVED AND EXPENSES
                                  REIMBURSEMENTS BY FIRST TRUST)                    REIMBURSED BY FIRST TRUST
                                         (FOR THE PERIOD                                 (FOR THE PERIOD
          FUND                            ENDED 7/31/07)                                 ENDED 7/31/07)

FIRST TRUST LARGE CAP                         $0                                           $49,175
CORE ALPHADEX(TM) FUND

FIRST TRUST MID CAP CORE                      $0                                           $49,625
ALPHADEX(TM) FUND

FIRST TRUST SMALL CAP                         $0                                           $49,675
CORE ALPHADEX(TM) FUND

FIRST TRUST LARGE CAP                         $0                                           $49,517
VALUE OPPORTUNITIES
ALPHADEX(TM) FUND

FIRST TRUST LARGE CAP                         $0                                           $49,614
GROWTH OPPORTUNITIES
ALPHADEX(TM) FUND

FIRST TRUST MULTI CAP                         $0                                           $49,334
VALUE ALPHADEX(TM) FUND

FIRST TRUST MULTI CAP                         $0                                           $50,158
GROWTH ALPHADEX(TM) FUND

         Investment Committee. The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Funds. There are currently six members of the Investment Committee, as follows:

                                POSITION WITH               LENGTH OF SERVICE        PRINCIPAL OCCUPATION
NAME                            FIRST TRUST                 WITH FIRST TRUST         DURING PAST FIVE YEARS

Daniel J. Lindquist             Senior Vice President       Since 2004               Senior Vice President, First
                                                                                     Trust and First Trust
                                                                                     Portfolios L.P.
                                                                                     (September 2005 to Present);
                                                                                     Vice President, First Trust
                                                                                     and First Trust Portfolios
                                                                                     L.P. (April 2004 to September
                                                                                     2005) Chief Operating Officer,
                                                                                     Mina Capital Management, LLC
                                                                                     (January 2004 to April 2004);
                                                                                     Chief Operating Officer,
                                                                                     Samaritan Asset Management
                                                                                     Services, Inc. (April 2000 to
                                                                                     January 2004)

Robert F. Carey                 Chief Investment Officer    Since 1991               Chief Investment Officer and
                                and Senior Vice President                            Senior Vice President, First
                                                                                     Trust; Senior Vice President,
                                                                                     First Trust Portfolios L.P.

Jon C. Erickson                 Senior Vice President       Since 1994               Senior Vice President, First
                                                                                     Trust and First Trust
                                                                                     Portfolios L.P. (August 2002
                                                                                     to Present); Vice President,
                                                                                     First Trust and First Trust
                                                                                     Portfolios L.P. (March 1994 to
                                                                                     August 2002)

David G. McGarel                Senior Vice President       Since 1997               Senior Vice President, First
                                                                                     Trust and First Trust
                                                                                     Portfolios L.P. (August 2002
                                                                                     to present); Vice President,
                                                                                     First Trust and First Trust
                                                                                     Portfolios L.P. (August 1997
                                                                                     to August 2002)

Roger F. Testin                 Senior Vice President       Since 2001               Senior Vice President, First
                                                                                     Trust and First Trust
                                                                                     Portfolios L.P. (November 2003
                                                                                     to Present); Vice President,
                                                                                     First Trust and First Trust
                                                                                     Portfolios L.P. (August 2001
                                                                                     to November 2003); Analyst,
                                                                                     Dolan Capital Management (1998
                                                                                     to 2001)


                                     - 29 -




                                POSITION WITH               LENGTH OF SERVICE        PRINCIPAL OCCUPATION
NAME                            FIRST TRUST                 WITH FIRST TRUST         DURING PAST FIVE YEARS

Stan Ueland                     Vice President              Since 2005               Vice President, First Trust
                                                                                     and First Trust Portfolios
                                                                                     L.P. (August 2005 to Present);
                                                                                     Vice President, BondWave LLC
                                                                                     (May 2004 to August 2005);
                                                                                     Account Executive, Mina
                                                                                     Capital Management, LLC and
                                                                                     Samaritan Asset Management
                                                                                     Services, Inc. (January 2003
                                                                                     to May 2004); Sales
                                                                                     Consultant, Oracle Corporation
                                                                                     (January 1997 to January 2003)

         Daniel J. Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Funds' investment strategies.

         David G. McGarel: As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

         Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

         Roger F. Testin: As head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the Funds' portfolios.

         Robert F. Carey: As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

         Stan Ueland: Mr. Ueland plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust.

         No member of the Investment Committee beneficially owns any Shares of a Fund.

         Compensation. The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as performance of the Funds or the value of assets included in the Funds' portfolios. In addition, Mr. Carey, Mr.

Erickson, Mr. Lindquist and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

         The Investment Committee manages the investment vehicles with the number of accounts and assets, as of December 31, 2006, set forth in the table below:

                    ACCOUNTS MANAGED BY INVESTMENT COMMITTEE

                                   REGISTERED INVESTMENT          OTHER POOLED
                                         COMPANIES             INVESTMENT VEHICLES
                                    NUMBER OF ACCOUNTS         NUMBER OF ACCOUNTS      OTHER ACCOUNTS NUMBER OF
INVESTMENT COMMITTEE MEMBER             ($ ASSETS)                 ($ ASSETS)            ACCOUNTS ($ ASSETS)

Robert F. Carey                     37 ($2,680,560,650)          2 ($73,595,630)                0($0)

Roger F. Testin                     37 ($2,680,560,650)          2 ($73,595,630)         3,547($816,900,185)

Jon C. Erickson                     37 ($2,680,560,650)          2 ($73,595,630)         3,547($816,900,185)

David G. McGarel                    37 ($2,680,560,650)          2 ($73,595,630)         3,547($816,900,185)

Daniel J. Lindquist                 37 ($2,680,560,650)          2 ($73,595,630)                0($0)

Stan Ueland                          10 ($709,673,350)               0 ($0)                     0($0)
--------------------

         None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Funds' investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategy of the Funds and the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Funds and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Funds and other accounts managed by the Investment Committee.

                              BROKERAGE ALLOCATIONS

         First Trust is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Funds may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of Shares.

         Section 28(e) of the Securities Exchange Act of 1934 permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

         In light of the above, in selecting brokers, First Trust may consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. First Trust believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. The Investment Management Agreement provides that such higher commissions will not be paid by the Funds unless the adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Funds to First Trust under the Investment Management Agreement are not reduced as a result of receipt by First Trust of research services. First Trust has advised the Board of Trustees that it does not use soft dollars.

         First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Funds effect their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Funds. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between the Funds and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

BROKERAGE COMMISSIONS

         The following table sets forth the aggregate amount of brokerage commissions paid by each Fund for the specified period:

                                                     AGGREGATE AMOUNT OF
                                                    BROKERAGE COMMISSIONS
                   FUND                     (FOR THE PERIOD ENDED JULY 31, 2007)

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND                  $127

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND                    $348

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND                  $247

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES                      $64
ALPHADEX(TM) FUND

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES                     $13
ALPHADEX(TM) FUND

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND                 $129

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND                $293

         Administrator. The Bank of New York ("BONY") serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.

         The Trust, on behalf of the Funds, has entered into an agreement with PFPC Inc. ("PFPC"), 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PFPC will provide certain board administrative services to the Trust in connection with the Board's meetings and other related matters.

         BONY serves as Administrator for the Trust pursuant to a Fund Administration and Accounting Agreement. Under such agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Funds. BONY will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

         Pursuant to the Fund Administration and Accounting Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

         Pursuant to the Fund Administration and Accounting Agreement between BONY and the Trust, the Funds have agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BONY in the performance of its duties. This fee is subject to reduction for assets over $1 billion. The following table sets forth the aggregate amount paid to BONY under the Fund Administration and Accounting Agreement.

PERIOD                        AGGREGATE AMOUNT PAID TO ADMINISTRATOR

Ended July 31, 2007           $2,873

         CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT,
                          INDEX PROVIDER AND EXCHANGE

         Custodian. BONY, as custodian for the Funds pursuant to a Custody Agreement, holds each Fund's assets. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency and Service Agreement. As the Funds' accounting agent, BONY calculates the NAV of Shares and calculates net income and realized capital gains or losses. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

         Distributor. First Trust Portfolios is the Distributor and principal underwriter of the Shares of the Funds. Its principal address is 1001 Warrenville Road, Lisle, Illinois 60532. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

         For the fiscal year ended July 31, 2007, there were no underwriting commissions with respect to the sale of Fund Shares and First Trust Portfolios L.P. did not receive compensation on redemptions for the Funds for that period.

         12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Funds may reimburse the Distributor up to a maximum annual rate of 0.25% its average daily net assets.

         Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

         The Plan was adopted in order to permit the implementation of the Funds' method of distribution. However, no such fee is currently paid by a Fund and pursuant to a contractual agreement, the Funds will not pay 12b-1 fees any time before April 30, 2009.

         No fees were charged under the Plan in 2007.

         Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the Financial Industry Regulatory Authority ("FINRA").

         The Distribution Agreement provides that it may be terminated as to the Funds at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository for Fund Shares" below).

         Index Provider. The Index that each respective Fund seeks to track is compiled by S&P, the Index Provider.

         The Index Provider is not affiliated with the Funds, First Trust Portfolios or First Trust. Each Fund is entitled to use the applicable Index pursuant to a sublicensing arrangement by and among each Fund, the Index Provider, First Trust and First Trust Portfolios, which in turn has a license agreement with the Index Provider.

         Each of the Defined Index Series indices is a trademark of S&P and is licensed for use by First Trust Portfolios. First Trust Portfolios sublicenses the Defined Index Series indices to the Funds and to First Trust.

         First Trust Portfolios has licensed to S&P, free of charge, the right to use certain intellectual property owned by First Trust Portfolios, including the AlphaDEX(TM) trademark and the AlphaDEX(TM) stock seleCtion method, in connection with AMEX's creation of the Defined Index Series indices. A patent application with respect to the AlphaDEX(TM) stock selection method is pending at the United States Patent and Trademark Office.

         Notwithstanding such license, S&P is solely responsible for the creation, compilation and administration of the Defined Index Series indices and has the exclusive right to determine the stocks included in the indices and the indices' methodologies.

         The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Defined Index Series to track general stock market performance or a segment of the same. S&P's publication of the Defined Index Series in no way suggests or implies an opinion by S&P as to the advisability of investment in any or all of the securities upon which the Defined Index Series is based. S&P's only relationship to First Trust Portfolios is the licensing of certain trademarks and trade names of S&P and of the Defined Index Series, which is determined, composed and calculated by S&P without regard to First Trust Portfolios or the Funds. S&P is not responsible for and has not reviewed the Funds nor any associated literature or publications and S&P makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. S&P reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Defined Index Series. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

         S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS DO NOT GUARANTEE THE ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN AND S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, DELAYS OR INTERRUPTIONS THEREIN. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST PORTFOLIOS, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN, S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSOR MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

         "AlphaDEX(TM)" is a trademark of First Trust Portfolios. The Funds and First Trust on behalf of the FunDs have been granted the right by First Trust Portfolios to use the name "AlphaDEX(TM)" for certain purposes.

         Exchange. The only relationship that the AMEX has with First Trust or the Distributor of the Funds in connection with the Funds is that the AMEX lists the Shares of the Funds pursuant to its Listing Agreement with the Trust. The AMEX is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. The AMEX has no obligation or liability in connection with the administration, marketing or trading of the Funds.

                             ADDITIONAL INFORMATION

         Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

         DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

                      PROXY VOTING POLICIES AND PROCEDURES

         The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Funds are voted consistently and solely in the best economic interests of the Funds.

         A senior member of First Trust is responsible for oversight of the Funds' proxy voting process. First Trust has engaged the services of RiskMetrics Group, Inc. ("RMG"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Funds. RMG provides voting recommendations based upon established guidelines and practices. First Trust reviews RMG recommendations and frequently follows the RMG recommendations. However, on selected issues, First Trust may not vote in accordance with the RMG recommendations when First Trust believes that specific RMG recommendations are not in the best interests of the Funds. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the RMG recommendations to avoid any conflict of interest. If a client requests First Trust to follow specific voting guidelines or additional guidelines, First Trust will review the request and inform the client only if First Trust is not able to follow the client's request.

         First Trust has adopted the RMG Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies.

         Information regarding how the Funds vote future proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available upon request and without charge on the Funds' website at www.ftportfolios.com, by calling (800) 621-1675 or by accessing the SEC's website at http://www.sec.gov.

         Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Funds' portfolio holdings with the SEC on Form N-Q. Form N-Q for the Trust is available on the SEC's website at http://www.sec.gov. Each Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Form N-Q is available without charge, upon request, by calling (800) 621-1675 or (800) 983-0903 or by writing to First Trust Portfolios L.P., 1001 Warrenville Road, Lisle, Illinois 60532.

         Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about each Fund's portfolio holdings. Each Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of a Fund. The Trust, First Trust and BONY will not disseminate non-public information concerning the Trust.

         Code of Ethics. In order to mitigate the possibility that the Funds will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes are on public file with, and are available from, the SEC.

              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

         Creation. The Trust issues and sells Shares of the Funds only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

         A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities--the "Deposit Securities"--per each Creation Unit Aggregation constituting a substantial replication oF the stocks included in the underlying index ("Fund Securities") and an amount of cash--the "Cash Component"--computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

         The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"--an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

         The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund.

         Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a Fund until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within a Fund from time to time by First Trust with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the underlying index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may noT be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will at the expense of the Fund and will affect the value of all Shares; but First Trust, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to First Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the underlying index or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of a Fund.

         Procedures for Creation of Creation Unit Aggregations. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor and transfer agent, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the transfer agent no later than the closing time of the regular trading session on the New York Stock Exchange ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Funds as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the transfer agent or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time in order to permit proper submission of the order to the transfer agent prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

         Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by First Trust and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

         All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted in order to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

         Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See "Creation Transaction Fee" section below.)

         Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Funds for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Funds for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

         Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor with respect to a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or First Trust, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and First Trust make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, First Trust, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized

Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

         Creation Transaction Fee. Purchasers of Creation Units will be required to pay a standard creation transaction fee (the "Creation Transaction Fee"), described below, payable to BONY regardless of the number of Creation Units. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the Clearing Process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

         The standard creation transaction fee is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

                NUMBER OF SECURITIES                   CREATION
                 IN A CREATION UNIT                TRANSACTION FEE
                          1-100                           $500
                        101-200                         $1,000
                        201-300                         $1,500
                        301-400                         $2,000
                        401-500                         $2,500
                        501-600                         $3,000
                        601-700                         $3,500

         Redemption of Fund Shares In Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

         With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund

Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

         Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

         Redemption Transaction Fee. A redemption transaction fee (the "Redemption Transaction Fee") is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. A Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services.

         The standard redemption transaction fee is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

                 NUMBER OF SECURITIES                 REDEMPTION
                  IN A CREATION UNIT                TRANSACTION FEE
                         1-100                           $500
                       101-200                         $1,000
                       201-300                         $1,500
                       301-400                         $2,000
                       401-500                         $2,500
                       501-600                         $3,000
                       601-700                         $3,500

         Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

         Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth in this SAI under "Determination of NAV" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the

Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). The Funds may also, in their sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

         The chart below describes in further detail the placement of redemption orders outside the clearing process.

                           TRANSMITTAL           NEXT BUSINESS             SECOND BUSINESS          THIRD BUSINESS
                           DATE (T)              DAY (T+1)                 DAY (T+2)                DAY (T+3)

 CREATION THROUGH NSCC

 STANDARD ORDERS           4:00 p.m.              No action.               No action.               Creation Unit
                                                                                                    Aggregations will be

                           Order must be                                                            delivered.
                           received by the
                           Distributor.


                                     - 48 -




                           TRANSMITTAL           NEXT BUSINESS             SECOND BUSINESS          THIRD BUSINESS
                           DATE (T)              DAY (T+1)                 DAY (T+2)                DAY (T+3)

 CUSTOM ORDERS             3:00 p.m.              No action.               No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order must be                                                            delivered.
                           received by the
                           Distributor.

                           Orders received
                           after 3:00 p.m.
                           will be treated as
                           standard orders.

 CREATION OUTSIDE NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order in proper        Deposit Securities must                           delivered.
                           form must be           be received by a Fund's
                           received by the        account through DTC.
                           Distributor.

                                                  2:00 p.m. (ET)

                                                  Cash Component must be
                                                  received by the Custodian.

 STANDARD ORDERS CREATED   4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               1:00 p.m.
 IN ADVANCE OF RECEIPT

 BY THE TRUST OF ALL OR    Order in proper        Available Deposit                                 Missing Deposit
 A PORTION OF THE          form must be           Securities.                                       Securities are due to
 DEPOSIT SECURITIES        received by the                                                          the Trust or the Trust
                           Distributor.           Cash in an amount equal                           may use cash on deposit
                                                  to the sum of (i) the                             to purchase missing
                                                  Cash Component, plus                              Deposit Securities.
                                                  (ii) 115% of the market
                                                  value of the                                      Creation Unit
                                                  undelivered Deposit                               Aggregations will be
                                                  Securities.                                       delivered.

 CUSTOM ORDERS             3:00 p.m.              11:00 a.m. (ET)          No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order in proper        Deposit Securities must                           delivered.
                           form must be           be received by a Fund's
                           received by the        account through DTC.
                           Distributor.

                           Order received         2:00 p.m. (ET)
                           after 3:00 p.m.
                           will be treated as     Cash Component must be
                           standard orders.       received by the Orders
                                                  Custodian.

 REDEMPTION THROUGH NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         No action.               No action.               Fund Securities and Cash
                                                                                                    Redemption Amount will

                           Order must be                                                            be transferred.
                           received by the
                           Transfer Agent.

                           Orders received
                           after 4:00 p.m.
                           (ET) will be deemed
                           received on the
                           next business day
                           (T+1)


                                     - 49 -




                           TRANSMITTAL           NEXT BUSINESS             SECOND BUSINESS          THIRD BUSINESS
                           DATE (T)              DAY (T+1)                 DAY (T+2)                DAY (T+3)

 CUSTOM ORDERS             3:00 p.m. (ET)         No action.               No action.               Fund Securities and Cash
                                                                                                    Redemption Amount will
                           Order must be                                                            be transferred.
                           received by the
                           Transfer Agent

                           Order received
                           after 3:00 p.m.
                           will be treated as
                           standard orders.

 REDEMPTION OUTSIDE NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Fund Securities and Cash
                                                                                                    Redemption Amount is
                           Order must be          Fund Shares must be                               delivered to the
                           received by the        delivered through DTC                             redeeming beneficial
                           Transfer Agent.        to the Custodian.                                 owner.

                           Order received         2:00 p.m.
                           after 4:00 p.m.
                           (ET) will be deemed    Cash Component, if any,
                           received on the        is due.
                           next business day
                           (T+1).

                                                  *If the order is not in proper
                                                  form or the Fund Shares are
                                                  not delivered, then the order
                                                  will not be deemed received as
                                                  of T.

 CUSTOM ORDERS             3:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Fund Securities and Cash
                                                                                                    Redemption Amount is
                           Order must be          Fund Shares must be                               delivered to the
                           received by the        delivered through DTC                             redeeming beneficial
                           Transfer Agent.        to the Custodian.                                 owner.

                           Order received         2:00 p.m.
                           after 3:00 p.m.
                           will be treated as     Cash Component, if any,
                           standard orders.       is due.

                                                  *If the order is not in proper
                                                  form or the Fund Shares are
                                                  not delivered, then the order
                                                  will not be deemed received as
                                                  of T.

                               FEDERAL TAX MATTERS

         This section summarizes some of the main U.S. federal income tax consequences of owning Shares of a Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

         This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Funds. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

         As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

         Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code (the "Code").

         To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or no income derived from interests in certain publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of each Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of each Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

         As regulated investment companies, the Funds generally will not be subject to U.S. federal income tax on their investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that they distribute to shareholders. The Funds intend to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, each Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Funds intend to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         If a Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

         Dividends paid out of the Funds' investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from regulated investment companies such as the Funds are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. Dividends received by the Funds from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances.

         These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Funds will provide notice to its shareholders of the amount of any distributions which may be taken into account as a dividend which is eligible for the capital gains tax rates. The Funds can not make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

         A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Funds because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Funds from certain domestic corporations may be designated by the Funds as being eligible for the dividends received deduction.

         Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the value of a

Share of the Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

         Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

SALE OR EXCHANGE OF FUND SHARES

         Upon the sale or other disposition of Shares of the Funds, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

         Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

         If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

NATURE OF FUND INVESTMENTS

         Certain of the Funds' investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Funds to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

FUTURES CONTRACTS AND OPTIONS

         The Funds' transactions in Futures Contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Funds and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Funds to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes.

INVESTMENTS IN CERTAIN FOREIGN CORPORATIONS

         If the Fund holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its Unitholders. The Fund will not be able to pass through to its Unitholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

BACKUP WITHHOLDING

         The Funds may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

         U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

         Income Not Effectively Connected. If the income from a Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

         Distributions of capital gain dividends and any amounts retained by a Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the, graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Funds may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Funds in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

         Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends paid by the Funds to shareholders who are nonresident aliens or foreign entities and that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by the Funds as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, pursuant to the 2004 Tax Act, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to

United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of the Funds beginning after December 31, 2004 and before January 1, 2008.

         Income Effectively Connected. If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Funds which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Funds will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.

OTHER TAXATION

         Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.

                              DETERMINATION OF NAV

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

         The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. A Fund's NAV may not be calculated on days during which a Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining NAV, portfolio securities for a Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

                   (1) Common stocks and other equity securities listed on any national or foreign exchange will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date and at the official closing price for securities listed on NASDAQ. If there are no transactions on the valuation day, securities traded principally on an exchange will be valued at the mean between the most recent bid and ask prices.

                   (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

                   (3) Exchange traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded. Over-the-counter options and Futures Contracts will be valued at their closing bid prices.

                   (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

         In addition, the following types of securities will be valued as follows:

                   (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities.

                   (2) Fixed income securities maturing within 60 days are valued by the fund accounting agent on an amortized cost basis.

                   (3) Repurchase agreements will be valued as follows. Overnight repurchase agreements will be valued at cost. Term purchase agreements (i.e., those whose maturity exceeds seven days) will be valued by First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

                   (4) Structured Products, including currency-linked notes, credit-linked notes and other similar instruments, will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular structured product and the market rates for similar transactions, the structured product will be valued at its exit price.

                   (5) Interest rate swaps and credit default swaps will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular swap and the market rates for similar transactions, the swap will be valued at its exit price.

         The value of any portfolio security held by a Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

         Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

         A Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.

                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

         General Policies. Dividends from net investment income, if any, are declared and paid semi-annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Funds as a RIC or to avoid imposition of income or excise taxes on undistributed income.

         Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

         Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of each Fund purchased in the secondary market.

                            MISCELLANEOUS INFORMATION

         Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

         Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois 60601, serves as the Funds' independent registered public accounting firm. The firm audits each Fund's financial statements and performs other related audit services.

                              FINANCIAL STATEMENTS

         The audited financial statements and notes thereto for the Funds, contained in the Annual Report to Shareholders dated July 31, 2007, are incorporated by reference into this Statement of Additional Information and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. The Annual Report is attached to this Statement of Additional Information.

--------------------------------------------------------------------------------

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND


ANNUAL REPORT                   JULY 31, 2007

--------------------------------------------------------------------------------


SECTOR SERIES

First Trust Consumer Discretionary AlphaDEX(TM) Fund
First Trust Consumer Staples AlphaDEX(TM) Fund
First Trust Energy AlphaDEX(TM) Fund
First Trust Financials AlphaDEX(TM) Fund
First Trust Health Care AlphaDEX(TM) Fund
First Trust Industrials/Producer Durables AlphaDEX(TM) Fund
First Trust Materials AlphaDEX(TM)
Fund First Trust Technology AlphaDEX(TM)
Fund First Trust Utilities AlphaDEX(TM) Fund


CORE SERIES

First Trust Large Cap Core AlphaDEX(TM) Fund
First Trust Mid Cap Core AlphaDEX(TM) Fund
First Trust Small Cap Core AlphaDEX(TM)Fund


STYLE SERIES

First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund
First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund


MULTI CAP SERIES

First Trust Multi Cap Value AlphaDEX(TM) Fund
First Trust Multi Cap Growth AlphaDEX(TM) Fund



                     [LOGO OMITTED]      AlphaDEX (TM)
                                         Family of ETFs

           AlphaDEX(TM) is a trademartk of First Trust Portfolios L.P.

--------------------------------------------------------------------------------

Front Cover

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                                  JULY 31, 2007

Shareholder Letter......................................................     2
Market Overview.........................................................     3
Fund Performance Overview
      First Trust Consumer Discretionary AlphaDEX(TM) Fund..............     4
      First Trust Consumer Staples AlphaDEX(TM) Fund....................     6
      First Trust Energy AlphaDEX(TM) Fund..............................     8
      First Trust Financials AlphaDEX(TM) Fund..........................    10
      First Trust Health Care AlphaDEX(TM) Fund.........................    12
      First Trust Industrials/Producer Durables AlphaDEX(TM) Fund.......    14
      First Trust Materials AlphaDEX(TM) Fund...........................    16
      First Trust Technology AlphaDEX(TM) Fund..........................    18
      First Trust Utilities AlphaDEX(TM) Fund...........................    20
      First Trust Large Cap Core AlphaDEX(TM) Fund......................    22
      First Trust Mid Cap Core AlphaDEX(TM) Fund........................    24
      First Trust Small Cap Core AlphaDEX(TM) Fund......................    26
      First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund.......    28
      First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund......    30
      First Trust Multi Cap Value AlphaDEX(TM) Fund.....................    32
      First Trust Multi Cap Growth AlphaDEX(TM) Fund....................    34
Notes to Fund Performance Overview......................................    36
Understanding Your Fund Expenses........................................    37
Portfolio of Investments
      First Trust Consumer Discretionary AlphaDEX(TM) Fund..............    39
      First Trust Consumer Staples AlphaDEX(TM) Fund....................    41
      First Trust Energy AlphaDEX(TM) Fund..............................    42
      First Trust Financials AlphaDEX(TM) Fund..........................    43
      First Trust Health Care AlphaDEX(TM) Fund.........................    46
      First Trust Industrials/Producer Durables AlphaDEX(TM) Fund.......    47
      First Trust Materials AlphaDEX(TM) Fund...........................    48
      First Trust Technology AlphaDEX(TM) Fund..........................    49
      First Trust Utilities AlphaDEX(TM) Fund...........................    51
      First Trust Large Cap Core AlphaDEX(TM) Fund......................    52
      First Trust Mid Cap Core AlphaDEX(TM) Fund........................    58
      First Trust Small Cap Core AlphaDEX(TM) Fund......................    63
      First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund.......    70
      First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund......    74
      First Trust Multi Cap Value AlphaDEX(TM) Fund.....................    78
      First Trust Multi Cap Growth AlphaDEX(TM) Fund....................    86
Statements of Assets and Liabilities....................................    94
Statements of Operations................................................    98
Statements of Changes in Net Assets.....................................   102
Financial Highlights....................................................   106
Notes to Financial Statements...........................................   114
Report of Independent Registered Public Accounting Firm.................   121
Additional Information..................................................   122
Board of Trustees and Officers..........................................   125
Risk Considerations.....................................................   127

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Exchange-Traded AlphaDEX(TM) Fund (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund (individually called a "Fund" and collectively, the "Funds") of the Trust will achieve its investment objective. Each Fund of the Trust is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and market price will fluctuate and Fund shares may be worth more or less than their original cost.

                             HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the letter from the President of the Trust, James A. Bowen, together with the portfolio commentary by Robert F. Carey, Chief Investment Officer of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and Mr. Carey are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in each Fund are spelled out in its prospectus.

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------


                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                                  ANNUAL REPORT
          FOR THE PERIOD MAY 8, 2007 (INCEPTION DATE) TO JULY 31, 2007



Dear Shareholders:

We believe investment opportunities abound, both here and abroad, affording the potential for exceptional returns for investors. At First Trust Advisors L.P. ("First Trust"), we realize that we must be mindful of the complexities of the global economy and at the same time address the needs of our customers through the types of investments we bring to market.

First Trust is single-minded about providing a range of investment products, including our family of exchange-traded funds ("ETFs"), to help us meet the challenge of maximizing our customers' financial opportunities. Translating investment ideas into products which can deliver performance over the long-term while continuing to support our current product line remains a focus for First Trust as we head into the future.

Over the past 12 months, we have added 25 ETFs to our family of funds, including 16 AlphaDEX(TM) exchange-traded funds, one or more of which you have purchased. The AlphaDEX(TM) exchange-traded funds are designed to track the performance of a group of custom "enhanced" indices created by Standard & Poor's or the American Stock Exchange LLC. We are proud to bring these unique investments to our customers, and are pleased you have chosen the AlphaDEX(TM) exchange-traded fund(s) for a portion of your investment portfolio.

The report you hold will give you detailed information about each fund in the First Trust Exchange-Traded AlphaDEX(TM) Fund for the period from May 8, 2007 (inception date) to July 31, 2007. I encourage you to read this report and discuss it with your financial advisor. First Trust will continue to offer you current information about your investment, as well as new opportunities in the financial marketplace, through your financial advisor. We value our relationship with you and appreciate the opportunity to assist you in achieving your financial goals.

Sincerely,


/s/ James A. Bowen


James A. Bowen
President of First Trust Exchange-Traded AlphaDEX(TM) Fund
September 14, 2007

--------------------------------------------------------------------------------
Market Overview
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                                  ANNUAL REPORT
                   FOR THE PERIOD MAY 8, 2007 TO JULY 31, 2007



[PHOTO OMITTED]

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
FIRST TRUST ADVISORS L.P.


Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 21 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

MARKET OVERVIEW. The equities markets were mixed in the first seven months of 2007. The S&P 500 Index posted a total return of 3.64%, while the S&P MidCap 400 Index and Russell 2000 Index of small-caps returned 7.15% and -0.83%, respectively. According to Ibbotson Associates, the S&P 500 Index averaged 10.42% a year from 1926 through 2006, while small-cap stocks averaged 12.69%. Both large- and small-caps are lagging their historical pace as of July. Mid-cap issues continue to be the sweet spot of the market. We believe mid-caps are outperforming their two counterparts because their size makes them attractive to private equity firms and others looking to make acquisitions. Private equity firms, in particular, are well-capitalized so small companies are not big enough to meet the needs of such firms, while most large companies are out of reach. With interest rates still at relatively low levels, we believe merger and acquisition activity will remain strong through at least the end of this year.

With respect to fixed-income securities, the Lehman Brothers U.S. Treasury:
Intermediate Index posted a total return of 4.48% in the first seven months of 2007. From 1926 through 2006, Treasury bonds returned 5.42%, on average, according to Ibbotson Associates. At this juncture they are on pace to achieve or top their average. Treasury securities, in our opinion, have benefited from a flight to quality inspired by heavy selling in speculative-grade debt in July. The Federal Reserve Board (the "Fed") has held the federal funds rate at 5.25% over the past 12 months. The Fed has been monitoring the weakness in the housing market and weighing its influence against the overall strength of the economy. Its primary concern is curbing inflation, which is still tracking above its 2.0% ceiling. The Fed also has a new concern on its hands: sub-prime mortgages. A high percentage of sub-prime mortgages written in recent years were adjustable-rate. Unfortunately, some of these homeowners will not be able to afford their homes once these mortgages reset higher over the next 6-12 months. In fact, foreclosures were already 93% higher in July 2007 versus the same period a year ago, according to RealtyTrac. As of June, the Fed did not believe the sub-prime fallout would derail the current economic expansion, according to Fed Chairman Ben Bernanke. Despite the good showing by government bonds in 2007, we still favor equities over debt in the current climate.

The outlook for large-cap stocks is more optimistic than for mid- and small-cap stocks at this stage of the economic cycle, in our opinion. Mid- and small-caps have dominated their larger counterparts since the start of this decade. From December 31, 1999 through July 31, 2007, the S&P 500 Index posted a cumulative total return of 12.07%, which paled in comparison to the 109.80% gain posted by the S&P Midcap 400 Index and the 69.82% gain posted by the Russell 2000 Index. The primary reason for the anticipated shift in sentiment is the tempering of economic growth due to weakness in the housing market and fallout from sub-prime mortgages. The Blue Chip Economic Consensus Forecast out in July called for 2.1% GDP growth in 2007, well below last year's 3.3% growth rate and the 3.9% growth registered in 2004.

--------------------------------------------------------------------------------
Fund Performance Overview
--------------------------------------------------------------------------------

FXD - FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND

The First Trust Consumer Discretionary AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Consumer Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Consumer Discretionary Index. The Shares of the Fund are listed and trade on the American Stock Exchange LLC (the "AMEX") under the ticker symbol "FXD." The Fund began trading on May 10, 2007.

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Consumer Discretionary and Services Index).

--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                           Since Fund Inception
                                                               (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -5.85%
 Market Price                                                    -5.80%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -3.26%
 StrataQuant(TM) Consumer Discretionary Index                    -5.61%
 Russell 1000(R) Consumer Discretionary and Services Index       -4.94%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)


FUND RECAP. Since Fund inception (May 8, 2007), the Fund has posted an NAV total return of -5.85%, slightly underperforming the Russell 1000(R) Consumer Discretionary and Services Index return of -4.94%. Fund performance was hurt by retail stocks which came under pressure during the period as questions about the sustainability of economic growth were raised.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Crocs, Inc., Hilton Hotels Corp. and Amazon.com, Inc. The worst-performing stocks, by percentage loss, were Foot Locker, Inc., Convergys Corp. and RadioShack Corp.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Consumer Discretionary                         79.76%
 Industrials                                    10.25
 Information Technology                          6.98
 Consumer Staples                                3.85
 Materials                                       0.50
 Net Other Assets and Liabilities               (1.34)
                                               ------
 Total                                         100.00%
                                               ======



TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 Crocs, Inc.                                     1.81%
 Amazon.com, Inc.                                1.50
 aQuantive, Inc.                                 1.36
 GameStop Corp., Class A                         1.35
 Liberty Global, Inc., Class A                   1.34
 CDW Corp.                                       1.30
 Guess?, Inc.                                    1.29
 McClatchy (The) Co., Class A                    1.26
 Penn National Gaming Inc.                       1.25
 Liz Claiborne, Inc.                             1.23
                                                -----
 Total                                          13.69%
                                                =====

----------
The StrataQuant(TM) Consumer Discretionary Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Consumer Discretionary AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Consumer Discretionary Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXD - FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

---------------------------------------------------------------------------------------------------------------------
                First Trust              StrataQuant(TM)
                Consumer Discretionary   Consumer                Russell 1000(R)     Russell 1000(R) Consumer
                AlphaDEX(TM) Fund        Discretionary Index     Index               Discretionary and Services Index
---------------------------------------------------------------------------------------------------------------------
5/8/2007         $10,000                 $10,000                 $10,000             $10,000
7/31/2007        $ 9,415                 $ 9,439                 $ 9,674             $ 9,506

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       15                          0                         0                         0


                    NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       42                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXG - FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND

The First Trust Consumer Staples AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Consumer Staples Index (the "Consumer Staples Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Consumer Staples Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXG." The Fund began trading on May 10, 2007.

The Consumer Staples Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Consumer Staples Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                           Since Fund Inception
                                                               (May 8, 2007)

FUND PERFORMANCE
 NAV                                                             -4.45%
 Market Price                                                    -4.45%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -3.26%
 StrataQuant(TM) Consumer Staples Index                          -4.26%
 Russell 1000(R) Consumer Staples Index                          -2.20%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)

FUND RECAP. Since Fund inception (May 8, 2007), the Fund has posted an NAV total return of -4.45%, underperforming the Russell 1000(R) Consumer Staples Index return of -2.20%. Beverage companies performed well over the period, leading Fund performance. Performance was hurt by the Fund's grocery and drug retailers whose performance trailed the benchmark.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were PepsiAmericas, Inc., Hansen Natural Corp. and Wm. Wrigley Jr. Co. The worst-performing stocks, by percentage loss, were Rite Aid Corp., Dean Foods Co. and SUPERVALU, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Consumer Staples                              100.81%
 Net Other Assets and Liabilities               (0.81)
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 PepsiAmericas, Inc.                             6.60%
 Molson Coors Brewing Co., Class B               5.64
 Safeway, Inc.                                   5.49
 Dean Foods Co.                                  5.29
 SUPERVALU, Inc.                                 5.27
 Rite Aid Corp.                                  5.06
 Smithfield Foods, Inc.                          4.73
 Loews Corp. - Carolina Group                    4.60
 Del Monte Foods Co.                             4.47
 Kroger (The) Co.                                4.33
                                                -----
 Total                                          51.48%
                                                =====


----------
The StrataQuant(TM) Consumer Staples Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Consumer Staples AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Consumer Staples Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXG - FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust              StrataQuant(TM)
                Consumer Staples         Consumer                Russell 1000(R)     Russell 1000(R) Consumer
                AlphaDEX(TM) Fund        Staples Index           Index               Staples Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                  $10,000                 $10,000             $10,000
7/31/2007       $ 9,555                  $ 9,574                 $ 9,674             $ 9,780

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       27                          0                         1                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       29                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXN - FIRST TRUST ENERGY ALPHADEX(TM) FUND

The First Trust Energy AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Energy Index (the "Energy Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Energy Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXN." The Fund began trading on May 10, 2007.

The Energy Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Integrated Oils Index and Russell 1000(R) Other Energy Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                               (May 8, 2007)
FUND PERFORMANCE
 NAV                                                              3.70%
 Market Price                                                     3.75%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -3.26%
 StrataQuant(TM) Energy Index                                     3.87%
 Russell 1000(R) Integrated Oils Index                            7.37%
 Russell 1000(R) Other Energy Index                               4.00%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)

FUND RECAP. Since Fund inception (May 8, 2007), the Fund has posted an NAV total return of 3.70%, trailing both the Russell 1000(R) Integrated Oils Index (7.37% return) and the Russell 1000(R) Other Energy Index (4.00% return). Strong performance of the Fund's energy services components was unable to make up for the relative underperformance of the Fund's energy production components.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were National Oilwell Varco, Inc., Global Industries Ltd. and ConocoPhillips. The worst-performing stocks, by percentage loss, were Plains Exploration & Production Co., Western Refining, Inc. and Patterson-UTI Energy, Inc.


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Energy                                         98.12%
 Utilities                                       2.37
 Net Other Assets and Liabilities               (0.49)
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 ConocoPhillips                                  3.29%
 Continental Resources, Inc.                     3.14
 Global Industries Ltd.                          3.08
 Cimarex Energy Co.                              3.06
 Western Refining, Inc.                          3.06
 National Oilwell Varco, Inc.                    2.94
 Helmerich & Payne, Inc.                         2.92
 Holly Corp.                                     2.90
 Valero Energy Corp.                             2.90
 Plains Exploration & Production Co.             2.88
                                                -----
 Total                                          30.17%
                                                =====


----------
The StrataQuant(TM) Energy Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Energy AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Energy Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FXN - FIRST TRUST ENERGY ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

---------------------------------------------------------------------------------------------------------------
                First Trust          StrataQuant(TM)                      Russell 1000(R)       Russell 1000(R)
                Energy               Energy            Russell 1000(R)    Integrated Oils       Other Energy
                AlphaDEX(TM) Fund    Index             Index              Index                 Index
---------------------------------------------------------------------------------------------------------------
5/8/2007         $10,000             $10,000           $10,000            $10,000               $10,000
7/31/2007        $10,370             $10,387           $ 9,674            $10,737               $10,400

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       27                          1                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       29                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXO - FIRST TRUST FINANCIALS ALPHADEX(TM) FUND

The First Trust Financials AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Financials Index (the "Financials Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Financials Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXO." The Fund began trading on May 10, 2007.

The Financials Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Financial Services Index).

--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                               (May 8, 2007)
FUND PERFORMANCE
 NAV                                                            -10.45%
 Market Price                                                   -10.35%

INDEX PERFORMANCE
 StrataQuant(TM) Financials Index                               -10.14%
 Russell 1000(R) Index                                           -3.26%
 Russell 1000(R) Financial Services Index                       -10.82%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)


FUND RECAP. Since Fund inception (May 8, 2007), the Fund has posted an NAV total return of -10.45%, outperforming the Russell 1000(R) Financial Services Index return of -10.82%. Fund performance, relative to the broader market (Russell 1000(R) Index), was hurt by sub-prime mortgage concerns which roiled global credit markets toward the end of the period.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Alliance Data Systems Corp., CBOT Holdings, Class A and Alleghany Corp. The worst-performing stocks, by percentage loss, were Radian Group, Inc., MGIC Investment Corp. and PMI Group (The), Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Financials                                     88.65%
 Information Technology                          6.56
 Industrials                                     4.10
 Consumer Discretionary                          1.13
 Health Care                                     0.87
 Net Other Assets and Liabilities               (1.31)
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 IntercontinentalExchange, Inc.                  1.16%
 Ryder System, Inc.                              1.14
 Dow Jones & Co., Inc.                           1.13
 Alliance Data Systems Corp.                     1.12
 United Rental, Inc.                             1.12
 TFS Financial Corp.                             1.11
 Jones Lang LaSalle, Inc.                        1.10
 MasterCard, Inc., Class A                       1.10
 Arch Capital Group Ltd.                         1.09
 A.G. Edwards, Inc.                              1.08
                                                -----
 Total                                          11.15%
                                                =====


----------
The StrataQuant(TM) Financials Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Financials AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Financials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FXO - FIRST TRUST FINANCIALS ALPHADEX(TM) FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust              StrataQuant(TM)
                Financials               Financials              Russell 1000(R)     Russell 1000(R)
                AlphaDEX(TM) Fund        Index                   Index               Financial Services Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                 $10,000                  $10,000             $10,000
7/31/2007       $ 8,955                 $ 8,986                  $ 9,674             $ 8,918

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.




FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       19                          0                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       38                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXH - FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND

The First Trust Health Care AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Health Care Index (the "Health Care Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Health Care Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXH." The Fund began trading on May 10, 2007.

The Health Care Index is a modified equal-dollar weighted index designed by AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Health Care Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                               (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -2.60%
 Market Price                                                    -2.50%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -3.26%
 StrataQuant(TM) Health Care Index                               -2.36%
 Russell 1000(R) Health Care Index                               -7.09%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)

FUND RECAP. Since Fund inception (May 8, 2007), the Fund has posted an NAV total return of -2.60%, outperforming the Russell 1000(R) Health Care Index return of -7.09%. Fund performance was led by health care equipment and services firms, while performance was hurt by the Fund's pharmaceuticals and biotechnology holdings.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Intuitive Surgical, Inc., Dade Behring Holdings, Inc. and Cytyc Corp. The worst-performing stocks, by percentage loss, were LifePoint Hospitals, Inc., ImClone Systems, Inc. and King Pharmaceuticals, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Health Care                                    94.57%
 Industrials                                     1.95
 Consumer Staples                                1.74
 Net Other Assets and Liabilities                1.74
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 Intuitive Surgical, Inc.                        2.77%
 WellCare Health Plans, Inc.                     2.71
 Humana, Inc.                                    2.55
 Dade Behring Holdings, Inc.                     2.54
 Medco Health Solutions, Inc.                    2.52
 Express Scripts, Inc.                           2.42
 Cytyc Corp.                                     2.36
 Manor Care, Inc.                                2.35
 Schering-Plough Corp.                           2.27
 Watson Pharmaceuticals, Inc.                    2.26
                                                -----
 Total                                          24.75%
                                                =====


----------
The StrataQuant(TM) Health Care Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Health Care AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Health Care Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXH - FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust              StrataQuant(TM)
                Health Care              Health Care             Russell 1000(R)     Russell 1000(R)
                AlphaDEX(TM) Fund        Index                   Index               Health Care Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                  $10,000                 $10,000             $10,000
7/31/2007       $ 9,740                  $ 9,764                 $ 9,674             $ 9,291

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       27                          0                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       30                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXR - FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND

The First Trust Industrials/Producer Durables AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Industrials Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXR." The Fund began trading on May 10, 2007.

The Industrials Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Producer Durables Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                                (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -5.65%
 Market Price                                                    -5.40%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -3.26%
 StrataQuant(TM) Industrials Index                               -5.43%
 Russell 1000(R) Producer Durables Index                          2.91%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)

FUND RECAP. Since Fund inception (May 8, 2007), the Fund has posted an NAV total return of -5.65%, trailing the Russell 1000(R) Producer Durables Index return of 2.91%. Machinery and aerospace and defense companies were among the stronger performers in the Fund. Fund performance was hurt by an overweight position (relative to the benchmark) in homebuilders, which declined significantly over the period.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Cummins, Inc., Varian Semiconductor Equipment Associates, Inc. and Flowserve Corp. The worst-performing stocks, by percentage loss, were Beazer Homes USA, Inc., D.R. Horton, Inc. and Toll Brothers, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Industrials                                    66.51%
 Information Technology                         15.94
 Consumer Discretionary                         15.83
 Telecommunication Services                      2.00
 Net Other Assets and Liabilities               (0.28)
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 Cummins, Inc.                                   4.06%
 Terex Corp.                                     3.67
 General Cable Corp.                             3.63
 BE Aerospace, Inc.                              3.40
 Manitowoc (The) Co., Inc.                       3.34
 Varian Semiconductor Equipment Associates, Inc. 3.25
 Kennametal, Inc.                                3.23
 Ryland Group (The), Inc.                        3.08
 Toll Brothers, Inc.                             3.04
 NVR, Inc.                                       2.94
                                                -----
 Total                                          33.64%
                                                =====

----------
The StrataQuant(TM) Industrials Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Industrials/Producer Durables AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Industrials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXR - FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust
                Industrials/Producer     StrataQuant(TM)
                Durables                 Industrials             Russell 1000(R)     Russell 1000(R)
                AlphaDEX(TM) Fund        Index                   Index               Producer Durables Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                  $10,000                 $10,000             $10,000
7/31/2007       $ 9,435                  $ 9,457                 $ 9,674             $10,291

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.





FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       40                          1                         0                         0



                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       16                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXZ - FIRST TRUST MATERIALS ALPHADEX(TM) FUND

The First Trust Materials AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Materials Index (the "Materials Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Materials Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXZ." The Fund began trading on May 10, 2007.

The Materials Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Materials and Processing Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                               (May 8, 2007)
FUND PERFORMANCE
 NAV                                                              0.85%
 Market Price                                                     0.85%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -3.26%
 StrataQuant(TM) Materials Index                                  1.04%
 Russell 1000(R) Materials and Processing Index                   1.21%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)

FUND RECAP. Since Fund inception (May 8, 2007), the Fund has posted an NAV total return of 0.85%, trailing the Russell 1000(R) Materials and Processing Index return of 1.21%. Construction, engineering, chemicals and containers and packaging were among the portfolio leaders. Building products and materials and paper related stocks weighed on Fund performance.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Southern Copper Corp., Owens-Illinois, Inc. and Freeport-McMoRan Copper & Gold, Inc. The worst-performing stocks, by percentage loss, were Reliance Steel & Aluminum Co., Nucor Corp. and American Standard Cos., Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Materials                                      65.98%
 Industrials                                    27.70
 Consumer Staples                                4.26
 Net Other Assets and Liabilities                2.06
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 Shaw Group (The), Inc.                          3.26%
 Owens-Illinois, Inc.                            3.24
 Jacobs Engineering Group, Inc.                  3.04
 AK Steel Holding Corp.                          3.03
 McDermott International, Inc.                   2.83
 Celanese Corp., Series A                        2.74
 International Paper Co.                         2.69
 Reliance Steel & Aluminum Co.                   2.65
 Owens Corning, Inc.                             2.57
 Westlake Chemical Corp.                         2.52
                                                -----
 Total                                          28.57%
                                                =====

----------
The StrataQuant(TM) Materials Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Materials AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Materials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXZ - FIRST TRUST MATERIALS ALPHADEX(TM) FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust              StrataQuant(TM)
                Materials                Materials               Russell 1000(R)     Russell 1000(R) Materials
                AlphaDEX(TM) Fund        Index                   Index               and Processing Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                  $10,000                 $10,000             $10,000
7/31/2007       $10,085                  $10,104                 $ 9,674             $10,121

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.



FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       27                          1                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       29                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXL - FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND

The First Trust Technology AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Technology Index (the "Technology Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Technology Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXL." The Fund began trading on May 10, 2007.

The Technology Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Technology Index).

--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                               (May 8, 2007)
FUND PERFORMANCE
 NAV                                                              2.35%
 Market Price                                                     2.25%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -3.26%
 StrataQuant(TM) Technology Index                                 2.52%
 Russell 1000(R) Technology Index                                 2.26%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)


FUND RECAP. Since Fund inception (May 8, 2007), the Fund has posted an NAV total return of 2.35%, slightly outperforming the Russell 1000(R) Technology Index return of 2.26%. Performance was led by computer and semiconductor related shares. Software and electronics held back Fund performance.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Cree, Inc., Apple, Inc. and Avaya, Inc. The worst-performing stocks, by percentage loss, were Avnet, Inc., AVX Corp. and Vishay Intertechnology, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Information Technology                         89.43%
 Industrials                                     8.23
 Consumer Discretionary                          2.55
 Health Care                                     0.96
 Net Other Assets and Liabilities               (1.17)
                                               ------
 Total                                         100.00%
                                               ======

TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 Garmin Ltd.                                     2.55%
 SunPower Corp., Class A                         2.52
 NVIDIA Corp.                                    2.49
 Western Digital Corp.                           2.48
 Apple, Inc.                                     2.43
 Cypress Semiconductor Corp.                     2.42
 Trimble Navigation Ltd.                         2.31
 EMC Corp.                                       2.30
 ADC Telecommunications, Inc.                    2.30
 L-3 Communications Holdings, Inc.               2.26
                                                -----
 Total                                          24.06%
                                                =====

----------
The StrataQuant(TM) Technology Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Technology AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Technology Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXL - FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust              StrataQuant(TM)
                Technology               Technology              Russell 1000(R)     Russell 1000(R)
                AlphaDEX(TM) Fund        Index                   Index               Technology Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                  $10,000                 $10,000             $10,000
7/31/2007       $10,235                  $10,252                 $ 9,674             $10,226

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.





FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       23                          1                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       33                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXU - FIRST TRUST UTILITIES ALPHADEX(TM) FUND

The First Trust Utilities AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Utilities Index (the "Utilities Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Utilities Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXU." The Fund began trading on May 10, 2007.

The Utilities Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Utilities Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                                (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -8.15%
 Market Price                                                    -8.15%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -3.26%
 StrataQuant(TM) Utilities Index                                 -7.95%
 Russell 1000(R) Utilities Index                                 -4.22%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)

FUND RECAP. Since Fund inception (May 8, 2007), the Fund has posted an NAV total return of -8.15%, underperforming the Russell 1000(R) Utilities Index retrun of -4.22%. Telecommunications stocks led Fund performance while electric and gas utilities hurt Fund performance.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were United States Cellular Corp., Leap Wireless International, Inc. and Telephone and Data Systems, Inc. The worst-performing stocks, by percentage loss, were Pinnacle West Capital Corp., NiSource, Inc. and Mirant Corp.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

SECTOR                                    % OF NET ASSETS
 Utilities                                      80.16%
 Telecommunication Services                     17.38
 Consumer Discretionary                          3.11
 Net Other Assets and Liabilities               (0.65)
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007


SECURITY                                  % OF NET ASSETS
 United States Cellular Corp.                    3.39%
 Leap Wireless International, Inc.               3.31
 Cablevision Systems Corp., Class A              3.11
 Puget Energy, Inc.                              3.03
 Alliant Energy Corp.                            3.01
 Pinnacle West Capital Corp.                     2.98
 CenturyTel, Inc.                                2.96
 Atmos Energy Corp.                              2.96
 Duke Energy Corp.                               2.95
 NiSource, Inc.                                  2.92
                                                -----
 Total                                          30.62%
                                                =====


----------
The StrataQuant(TM) Utilities Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Utilities AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Utilities Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXU - FIRST TRUST UTILITIES ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust              StrataQuant(TM)
                Utilities                Utilities                Russell 1000(R)     Russell 1000(R)
                AlphaDEX(TM) Fund        Index                    Index               Utilities Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                  $10,000                  $10,000             $10,000
7/31/2007       $ 9,185                  $ 9,205                  $ 9,674             $ 9,578

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       27                          1                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       29                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FEX - FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND

The First Trust Large Cap Core AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Core Index (the "Large Cap Core Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Core Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FEX." The Fund began trading on May 10, 2007.

The Large Cap Core Index is a modified equal-dollar weighted index designed by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"), to objectively identify and select stocks from the S&P 500 Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P 500 Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                               (May 8, 2007)
 FUND PERFORMANCE
 NAV                                                             -4.40%
 Market Price                                                    -4.43%

 INDEX PERFORMANCE
 S&P 500 Index                                                   -3.10%
 Defined Large Cap Core Index                                    -4.21%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)

FUND RECAP. Energy, industrials, and information technology, together comprising about 39% of the Fund's net assets, were the only sectors to post positive returns for the period ended July 31, 2007. Consumer discretionary and utility stocks had the most negative impact on the Fund's total return relative to its benchmark.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Cummins, Inc., National Oilwell Varco, Inc. and Amazon.com, Inc. The worst-performing stocks, by percentage loss, were MGIC Investment Corp., American Standard Cos., Inc. and KB Home.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Consumer Discretionary                         16.32%
 Financials                                     14.54
 Industrials                                    14.27
 Information Technology                         14.21
 Energy                                         10.62
 Utilities                                       9.20
 Health Care                                     7.56
 Materials                                       7.07
 Consumer Staples                                4.47
 Telecommunication Services                      2.09
 Net Other Assets and Liabilities               (0.35)
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 National Oilwell Varco, Inc.                    0.54%
 Amazon.com, Inc.                                0.54
 Precision Castparts Corp.                       0.53
 Tyco International Ltd.                         0.52
 Schlumberger Ltd.                               0.52
 NVIDIA Corp.                                    0.52
 Apple, Inc.                                     0.51
 Terex Corp.                                     0.50
 Noble Corp.                                     0.49
 Smith International, Inc.                       0.49
                                                 ----
 Total                                           5.16%
                                                 ====

----------
The Defined Large Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Core Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Core AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FEX - FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------
                First Trust
                Large Cap Core           Defined Large           S&P 500
                AlphaDEX(TM) Fund        Cap Core Index          Index
-------------------------------------------------------------------------------
5/8/2007        $10,000                  $10,000                 $10,000
7/31/2007       $ 9,560                  $ 9,579                 $ 9,690

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       18                          1                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       38                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FNX - FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND

The First Trust Mid Cap Core AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Core Index (the "Mid Cap Core Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Mid Cap Core Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FNX." The Fund began trading on May 10, 2007.

The Mid Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400 Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P MidCap 400 Index).

--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                           Since Fund Inception
                                                               (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -4.73%
 Market Price                                                    -4.77%

INDEX PERFORMANCE
 Defined Mid Cap Core Index                                      -4.60%
 S&P MidCap 400 Index                                            -3.85%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)

FUND RECAP. Energy and industrials were the only sectors to have positive performance over the period. An underweight position in financials, relative to its benchmark also benefited the Fund as it was the worst-performing sector for the period ended July 31, 2007. Consumer discretionary was the biggest detractor from Fund performance, relative to its benchmark, due to an overweight position in that sector.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Intuitive Surgical, Inc., FMC Technologies, Inc. and GameStop Corp., Class A. The worst-performing stocks, by percentage loss, were Beazer Homes USA, Inc., Radian Group, Inc. and Kindred Healthcare, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Industrials                                    17.60%
 Consumer Discretionary                         17.11
 Information Technology                         15.15
 Financials                                     10.08
 Health Care                                     9.43
 Utilities                                       9.19
 Energy                                          8.79
 Materials                                       7.29
 Consumer Staples                                3.80
 Telecommunication Services                      0.92
 Net Other Assets and Liabilities                0.64
                                               ------
 Total                                         100.00%
                                               ======

TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 Intuitive Surgical, Inc.                        0.72%
 Modine Manufacturing Co.                        0.67
 WellCare Health Plans, Inc.                     0.66
 RF Micro Devices, Inc.                          0.66
 Cameron International Corp.                     0.64
 Ventana Medical Systems, Inc.                   0.64
 Cypress Semiconductor Corp.                     0.63
 Jacobs Engineering Group, Inc.                  0.63
 SPX Corp.                                       0.63
 GameStop Corp., Class A                         0.61
                                                 ----
 Total                                           6.49%
                                                 ====


----------
The Defined Mid Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Core Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Mid Cap Core AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FNX - FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------
                First Trust                   Defined
                Mid Cap Core                  Mid Cap Core       S&P Mid Cap
                AlphaDEX(TM) Fund             Index              400 Index
-------------------------------------------------------------------------------
5/8/2007        $10,000                       $10,000            $10,000
7/31/2007       $ 9,527                       $ 9,540            $ 9,615


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       22                          1                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       34                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FYX - FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND

The First Trust Small Cap Core AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Core Index (the "Small Cap Core Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Small Cap Core Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FYX." The Fund began trading on May 10, 2007.

The Small Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600 Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P SmallCap 600 Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                                (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -5.67%
 Market Price                                                    -5.77%

INDEX PERFORMANCE
 Defined Small Cap Core Index                                    -5.46%
 S&P SmallCap 600 Index                                          -4.65%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)


FUND RECAP. Telecommunication services and energy were the only two sectors to have positive returns over the period ended July 31, 2007. An underweight position in financials, relative to its benchmark, also benefited the Fund as it was the worst-performing sector for the period ended July 31, 2007. Consumer discretionary and industrials were the biggest detractors from Fund performance, relative to its benchmark, due to underperformance of the Fund's holdings in those sectors.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Crocs, Inc., Penford Corp. and Blue Nile, Inc. The worst-performing stocks, by percentage loss, were Standard Motor Products, Inc., Finish Line (The), Inc., Class A and Advanced Energy Industries, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Industrials                                    20.28%
 Information Technology                         19.07
 Consumer Discretionary                         18.59
 Financials                                     10.55
 Health Care                                     9.69
 Materials                                       7.71
 Utilities                                       5.56
 Energy                                          4.91
 Consumer Staples                                2.89
 Telecommunication Services                      0.32
 Net Other Assets and Liabilities                0.43
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 Crocs, Inc.                                     0.55%
 Penford Corp.                                   0.52
 Option Care, Inc.                               0.50
 Blue Nile, Inc.                                 0.50
 Chaparral Steel Co.                             0.46
 Triumph Group, Inc.                             0.46
 Keystone Automotive Industries, Inc.            0.45
 Woodward Governor Co.                           0.43
 Hutchinson Technology, Inc.                     0.42
 Oceaneering International, Inc.                 0.42
                                                 ----
 Total                                           4.71%
                                                 ====

----------
The Defined Small Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Core Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Small Cap Core AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FYX - FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

--------------------------------------------------------------------------------
                First Trust Small        Defined Small            S&P SmallCap
                Cap Core                 Cap Core                 600
                AlphaDEX(TM) Fund        Index                    Index
--------------------------------------------------------------------------------
5/8/2007          $10,000                $10,000                  $10,000
7/31/2007         $ 9,433                $ 9,454                  $ 9,535

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       24                          0                         1                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       32                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FTA - FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND

The First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Value Opportunities Index (the "Large Cap Value Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Value Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FTA." The Fund began trading on May 10, 2007.

The Large Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500/Citigroup Value Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P 500/Citigroup Value Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                                (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -5.50%
 Market Price                                                    -5.30%

INDEX PERFORMANCE
 S&P 500 Index                                                   -3.10%
 Defined Large Cap Value Opportunities Index                     -5.38%
 S&P 500/Citigroup Value Index                                   -4.14%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)


FUND RECAP. Energy and industrials were the two best-performing sectors over the period ended July 31, 2007 and biggest contributors to the Fund's return. A significantly underweight position in financials benefited the Fund as it was the worst-performing sector over the period ended July 31, 2007. Consumer discretionary was the biggest detractor to performance due to an overweight position and underperformance relative to its benchmark. An overweight position in utilities also hurt Fund performance.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Cummins, Inc., Freeport-McMoRan Copper & Gold, Inc. and VeriSign, Inc. The worst-performing stocks, by percentage loss, were MGIC Investment Corp., KB Home and CIT Group, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Financials                                     17.91%
 Consumer Discretionary                         16.39
 Utilities                                      14.28
 Industrials                                    13.00
 Information Technology                          9.90
 Materials                                       8.59
 Energy                                          8.39
 Consumer Staples                                5.45
 Telecommunication Services                      3.67
 Health Care                                     2.45
 Net Other Assets and Liabilities               (0.03)
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 Tyco International Ltd.                         1.01%
 Hess Corp.                                      0.94
 ConocoPhillips                                  0.93
 Rowan Cos., Inc.                                0.93
 ADC Telecommunications, Inc.                    0.92
 Archer-Daniels-Midland Co.                      0.92
 Chevron Corp.                                   0.91
 Ryder System, Inc.                              0.91
 Parker Hannifin Corp.                           0.91
 Novellus Systems, Inc.                          0.91
                                                 ----
 Total                                           9.29%
                                                 ====


----------
The Defined Large Cap Value Opportunities Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Value Opportunities Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FTA - FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust Large Cap       Defined Large Cap
                Value Opportunities         Value Opportunities    S&P 500            S&P 500/Citigroup
                AlphaDEX(TM) Fund           Index                  Index              Value Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                     $10,000                $10,000            $10,000
7/31/2007       $ 9,450                     $ 9,462                $ 9,690            $ 9,586

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       40                          0                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       17                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FTC - FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND

The First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Growth Opportunities Index (the "Large Cap Growth Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Growth Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FTC." The Fund began trading on May 10, 2007.

The Large Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500/Citigroup Growth Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P 500/Citigroup Growth Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                                (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -2.60%
 Market Price                                                    -2.43%

INDEX PERFORMANCE
 S&P 500 Index                                                   -3.10%
 Defined Large Cap Growth Opportunities Index                    -2.43%
 S&P 500/Citigroup Growth Index                                  -1.98%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)


FUND RECAP. Energy was the best-performing sector in the Fund and had the largest contribution to return. The Fund also benefited from an underweight position in the health care sector, the second worst-performing sector over the period ended July 31, 2007. Information technology was the biggest detractor from performance, relative to its benchmark, due to an underweight position in the sector.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were National Oilwell Varco, Inc., Amazon.com, Inc. and Hilton Hotels Corp. The worst-performing stocks, by percentage loss, were American Standard Cos., Inc., Big Lots, Inc. and Sunoco, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Information Technology                         20.14%
 Consumer Discretionary                         16.18
 Industrials                                    15.67
 Health Care                                    14.16
 Energy                                         13.28
 Financials                                     10.29
 Materials                                       4.73
 Utilities                                       2.94
 Consumer Staples                                2.64
 Net Other Assets and Liabilities               (0.03)
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 National Oilwell Varco, Inc.                    1.14%
 Amazon.com, Inc.                                1.14
 Precision Castparts Corp.                       1.12
 Schlumberger Ltd.                               1.10
 NVIDIA Corp.                                    1.10
 Apple, Inc.                                     1.07
 Terex Corp.                                     1.05
 Noble Corp.                                     1.04
 Smith International, Inc.                       1.04
 Fluor Corp.                                     1.03
                                                -----
 Total                                          10.83%
                                                =====

----------
The Defined Large Cap Growth Opportunities Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Growth Opportunities Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FTC - FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND (CONTINUED)



                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust Large Cap       Defined Large Cap
                Growth Opportunities        Growth Opportunities   S&P 500            S&P 500/Citigroup
                AlphaDEX(TM) Fund           Index                  Index              Growth Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                     $10,000                $10,000            $10,000
7/31/2007       $ 9,740                     $ 9,757                $ 9,690            $ 9,802

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       37                          1                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       19                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FAB - FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND

The First Trust Multi Cap Value AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Value Index (the "Multi Cap Value Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Multi Cap Value Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FAB." The Fund began trading on May 10, 2007.

The Multi Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500/Citigroup Value Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P Composite 1500/Citigroup Value Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                           Since Fund Inception
                                                              (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -6.83%
 Market Price                                                    -6.50%

INDEX PERFORMANCE
 S&P Composite 1500 Index                                        -3.22%
 Defined Multi Cap Value Index                                   -6.66%
 S&P Composite 1500/Citigroup Value Index                        -4.33%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)


FUND RECAP. Energy was the best-performing sector over the period ended July 31, 2007, followed by telecommunication services. A significantly underweight position in financials also benefited the Fund as it was the worst-performing sector over the period ended July 31, 2007. Consumer discretionary was the biggest detractor from Fund performance over the period ended July 31, 2007 due to an overweight position and underperformance of the Fund's holdings in that sector.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Cummins, Inc., Penford Corp. and Freeport-McMoRan Copper & Gold, Inc. The worst-performing stocks, by percentage loss, were Beazer Homes USA, Inc., MGIC Investment Corp. and Radian Group, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Financials                                     16.78%
 Consumer Discretionary                         16.17
 Utilities                                      14.43
 Industrials                                    14.22
 Information Technology                         11.88
 Materials                                       9.41
 Energy                                          7.21
 Consumer Staples                                4.90
 Health Care                                     2.91
 Telecommunication Services                      2.25
 Net Other Assets and Liabilities               (0.16)
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 Tyco International Ltd.                         0.51%
 Hess Corp.                                      0.48
 Rowan Cos., Inc.                                0.47
 ConocoPhillips                                  0.47
 ADC Telecommunications, Inc.                    0.47
 Archer-Daniels Midland Co.                      0.47
 Chevron Corp.                                   0.46
 Ryder System, Inc.                              0.46
 Parker Hannifin Corp.                           0.46
 Novellus System, Inc.                           0.46
                                                 ----
 Total                                           4.71%
                                                 ====


----------
The Defined Multi Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Multi Cap Value Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Multi Cap Value AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FAB - FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

------------------------------------------------------------------------------------------------------------
                First Trust              Defined Multi
                Multi Cap Value          Cap Value          S&P Composite       S&P Composite 1500/Citigroup
                AlphaDEX(TM) Fund        Index              1500 Index          Value Index
------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                  $10,000            $10,000             $10,000
7/31/2007       $ 9,317                  $ 9,334            $ 9,678             $ 9,567


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       39                          0                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       18                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FAD - FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND

The First Trust Multi Cap Growth AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Growth Index (the "Multi Cap Growth Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Multi Cap Growth Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FAD." The Fund began trading on May 10, 2007.

The Multi Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500/Citigroup Growth Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P Composite 1500/Citigroup Growth Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                                (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -2.03%
 Market Price                                                    -1.90%

INDEX PERFORMANCE
 S&P Composite 1500 Index                                        -3.22%
 Defined Multi Cap Growth Index                                  -1.82%
 S&P Composite 1500/Citigroup Growth Index                       -2.04%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)


FUND RECAP. Energy was the best-performing sector in the Fund over the period ended July 31, 2007, followed by industrials. Health care was the biggest contributor to performance, relative to its benchmark, due to the outperformance of the Fund's holdings in the sector versus its benchmark. The consumer discretionary sector had the worst contribution to return due to an overweight position in that sector. An underweight position in information technology also held back Fund performance as it was the third best-performing sector over the period ended July 31, 2007.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were National Oilwell Varco, Inc., Intuitive Surgical, Inc. and Crocs, Inc. The worst-performing stocks, by percentage loss, were American Standard Cos., Inc., Big Lots, Inc. and Sunoco, Inc.



PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Information Technology                         20.28%
 Industrials                                    18.95
 Consumer Discretionary                         17.89
 Health Care                                    15.15
 Energy                                         11.27
 Financials                                      7.17
 Materials                                       4.41
 Consumer Staples                                2.52
 Utilities                                       1.54
 Telecommunication Services                      0.26
 Net Other Assets and Liabilities                0.56
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 National Oilwell Varco, Inc.                    0.57%
 Amazon.com, Inc.                                0.57
 Precision Castparts Corp.                       0.56
 Schlumberger Ltd.                               0.55
 NVIDIA Corp.                                    0.55
 Apple, Inc.                                     0.54
 Terex Corp.                                     0.53
 Noble Corp.                                     0.52
 Smith International, Inc.                       0.52
 Fluor Corp.                                     0.51
                                                 ----
 Total                                           5.42%
                                                 ====

----------
The Defined Multi Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Multi Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Multi Cap Growth AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FAD - FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust Multi           Defined Multi Cap      S&P                 S&P Composite
                Cap Growth                  Growth                 Composite           1500/Citigroup
                AlphaDEX(TM) Fund           Index                  1500 Index          Growth Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                     $10,000                $10,000             $10,000
7/31/2007       $ 9,797                     $ 9,818                $ 9,678             $ 9,796

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       29                          1                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       27                          0                         0                         0

--------------------------------------------------------------------------------
Notes to Fund Performance Overview
--------------------------------------------------------------------------------


Total returns for the periods since inception are calculated from the inception date of each Fund. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

First Trust Exchange-Traded AlphaDEX(TM) Fund

Understanding Your Fund Expenses
July 31, 2007 (Unaudited)


As a shareholder of First Trust Consumer Discretionary AlphaDEX(TM) Fund, First Trust Consumer Staples AlphaDEX(TM) Fund, First Trust Energy AlphaDEX(TM) Fund, First Trust Financials AlphaDEX(TM) Fund, First Trust Health Care AlphaDEX(TM) Fund, First Trust Industrials/Producer Durables AlphaDEX(TM) Fund, First Trust Materials AlphaDEX(TM) Fund, First Trust Technology AlphaDEX(TM) Fund, First Trust Utilities AlphaDEX(TM) Fund, First Trust Large Cap Core AlphaDEX(TM) Fund, First Trust Mid Cap Core AlphaDEX(TM) Fund, First Trust Small Cap Core AlphaDEX(TM) Fund, First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund, First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund, First Trust Multi Cap Value AlphaDEX(TM) Fund, or First Trust Multi Cap Growth AlphaDEX(TM) Fund (collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Hypothetical Example is based on an investment of $1,000 invested for the most recent fiscal half-year ended July 31, 2007. The Actual Example is based on an investment of $1,000 invested for the period since inception through July 31, 2007.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                                                               ANNUALIZED
                                                                                              EXPENSE RATIO      EXPENSES PAID
                                                       BEGINNING             ENDING           BASED ON THE      DURING THE PERIOD
                                                     ACCOUNT VALUE        ACCOUNT VALUE      NUMBER OF DAYS     MAY 8, 2007 (A) TO
                                                    MAY 8, 2007 (A)       JULY 31, 2007     IN THE PERIOD (B)   JULY 31, 2007 (C)

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND
Actual                                                $1,000.00              $941.50               0.70%               $1.58
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND
Actual                                                $1,000.00              $955.50               0.70%               $1.59
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST ENERGY ALPHADEX(TM) FUND
Actual                                                $1,000.00            $1,037.00               0.70%               $1.66
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST FINANCIALS ALPHADEX(TM) FUND
Actual                                                $1,000.00              $895.50               0.70%               $1.54
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND
Actual                                                $1,000.00              $974.00               0.70%               $1.61
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51


                                                                        Page 37

First Trust Exchange-Traded AlphaDEX(TM) Fund

Understanding Your Fund Expenses (Continued)
July 31, 2007 (Unaudited)

                                                                                               ANNUALIZED
                                                                                              EXPENSE RATIO      EXPENSES PAID
                                                       BEGINNING             ENDING           BASED ON THE      DURING THE PERIOD
                                                     ACCOUNT VALUE        ACCOUNT VALUE      NUMBER OF DAYS     MAY 8, 2007 (A) TO
                                                    MAY 8, 2007 (A)       JULY 31, 2007     IN THE PERIOD (B)   JULY 31, 2007 (C)

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND
Actual                                                $1,000.00              $943.50               0.70%               $1.58
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST MATERIALS ALPHADEX(TM) FUND
Actual                                                $1,000.00            $1,008.50               0.70%               $1.64
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND
Actual                                                $1,000.00            $1,023.50               0.70%               $1.65
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST UTILITIES ALPHADEX(TM) FUND
Actual                                                $1,000.00              $918.50               0.70%               $1.56
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
Actual                                                $1,000.00              $956.00               0.70%               $1.59
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
Actual                                                $1,000.00              $952.70               0.70%               $1.59
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
Actual                                                $1,000.00              $943.30               0.70%               $1.58
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
Actual                                                $1,000.00              $945.00               0.70%               $1.59
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
Actual                                                $1,000.00              $974.00               0.70%               $1.61
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
Actual                                                $1,000.00              $931.70               0.70%               $1.57
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
Actual                                                $1,000.00              $979.70               0.70%               $1.61
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

(a) Inception date.

(b) These expense ratios reflect expense caps.

(c) Actual expenses are equal to the annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 85/365 (to reflect the actual period May 8, 2007 to July 31, 2007). Hypothetical expenses are assumed for the most recent fiscal half-year.

First Trust Consumer Discretionary AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007 (Unaudited)


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCK--101.3%
            CHEMICALS--0.5%
      189   International Flavors & Fragrances,
                 Inc.                           $       9,471
                                                -------------

            COMMERCIAL SERVICES & SUPPLIES--6.6%
    1,098   Allied Waste Industries, Inc. (a)          14,131
       77   Brink's (The) Co.                           4,709
      375   Cintas Corp.                               13,710
      322   Copart, Inc. (a)                            9,061
      781   Corrections Corp. of America (a)           22,533
      267   Manpower, Inc.                             21,106
      340   R.R. Donnelley & Sons Co.                  14,368
      322   Republic Services, Inc.                    10,288
      378   Waste Management, Inc.                     14,375
                                                -------------
                                                      124,281
                                                -------------

            DIVERSIFIED CONSUMER SERVICES--3.7%
      253   Apollo Group, Inc., Class A (a)            14,955
      292   Career Education Corp. (a)                  8,667
      210   ITT Educational Services, Inc. (a)         22,188
      320   Laureate Education, Inc. (a)               19,731
       94   Weight Watchers International, Inc.         4,561
                                                -------------
                                                       70,102
                                                -------------

            ELECTRONIC EQUIPMENT &
                 INSTRUMENTS--1.8%
      290   CDW Corp. (a)                              24,410
      278   Dolby Laboratories, Inc., Class A (a)       9,246
                                                -------------
                                                       33,656
                                                -------------

            FOOD & STAPLES RETAILING--2.0%
      273   BJ's Wholesale Club, Inc. (a)               9,271
      253   Costco Wholesale Corp.                     15,129
      307   Wal-Mart Stores, Inc.                      14,107
                                                -------------
                                                       38,507
                                                -------------

            HOTELS, RESTAURANTS & LEISURE--9.1%
      935   Burger King Holdings, Inc.                 22,711
      404   Carnival Corp.                             17,901
      108   Darden Restaurants, Inc.                    4,598
      116   Harrah's Entertainment, Inc.                9,824
      142   Hilton Hotels Corp.                         6,278
       90   International Speedway Corp., Class A       4,310
      291   McDonald's Corp.                           13,930
      239   MGM MIRAGE, Inc. (a)                       17,473
       89   Orient-Express Hotels Ltd., Class A         4,134
      410   Penn National Gaming, Inc. (a)             23,576
      459   Royal Caribbean Cruises Ltd.               17,685
      136   Scientific Games Corp., Class A (a)         4,666
       55   Station Casinos, Inc.                       4,759
      272   Wyndham Worldwide Corp. (a)                 9,153
      301   Yum! Brands, Inc.                           9,644
                                                -------------
                                                      170,642
                                                -------------

            HOUSEHOLD DURABLES--7.5%
      112   Black & Decker (The) Corp.          $       9,696
      169   Harman International Industries, Inc.      19,604
      573   Jarden Corp. (a)                           20,702
    1,117   Leggett & Platt, Inc.                      23,156
      244   Mohawk Industries, Inc. (a)                21,962
       94   Snap-on, Inc.                               4,919
      325   Stanley Works (The)                        17,982
      222   Whirlpool Corp.                            22,669
                                                -------------
                                                      140,690
                                                -------------

            HOUSEHOLD PRODUCTS--0.5%
      147   Kimberly-Clark Corp.                        9,889
                                                -------------

            INTERNET & CATALOG RETAIL--3.8%
      360   Amazon.com, Inc. (a)                       28,274
      162   Expedia, Inc. (a)                           4,311
      137   IAC/InterActiveCorp. (a)                    3,937
    1,103   Liberty Media Corp. - Interactive,
                 Class A (a)                           23,108
      212   NutriSystem, Inc. (a)                      11,813
                                                -------------
                                                       71,443
                                                -------------

            INTERNET SOFTWARE & SERVICES--2.6%
      386   aQuantive, Inc. (a)                        25,533
       28   Google, Inc., Class A (a)                  14,280
      311   VeriSign, Inc. (a)                          9,234
                                                -------------
                                                       49,047
                                                -------------
            IT SERVICES--2.6%
      459   Accenture Ltd., Class A                    19,337
      813   Convergys Corp. (a)                        15,488
      462   Hewitt Associates, Inc., Class A (a)       13,823
                                                -------------
                                                       48,648
                                                -------------

            LEISURE EQUIPMENT & PRODUCTS
                 --2.1%
      627   Hasbro, Inc.                               17,569
      584   Mattel, Inc.                               13,379
      252   Pool Corp.                                  8,470
                                                -------------
                                                       39,418
                                                -------------

            MACHINERY--0.7%
      251   Toro (The) Co.                             14,111
                                                -------------

            MEDIA--19.1%
      444   CBS Corp., Class B                         14,084
      202   Central European Media Enterprises
                 Ltd., Class A (a)                     18,681
      126   Clear Channel Communications, Inc.          4,649
      168   Clear Channel Outdoor Holdings,
                 Inc., Class A (a)                      4,612
      545   CTC Media, Inc. (a)                        13,314
      206   DIRECTV Group (The), Inc. (a)               4,616
      643   Discovery Holding Co., Class A (a)         15,252
      216   E.W. Scripps (The) Co., Class A             8,850


                   See Notes to Financial Statements                    Page 39

First Trust Consumer Discretionary AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MEDIA (CONTINUED)
      341   EchoStar Communications Corp.,
                 Class A (a)                     $     14,421
      448   Gannett Co., Inc.                          22,355
      309   Getty Images, Inc. (a)                     13,883
      384   Harte-Hanks, Inc.                           9,043
      409   Hearst-Argyle Television, Inc.              8,589
      558   Idearc, Inc.                               19,368
      408   John Wiley & Sons, Inc., Class A           17,254
      600   Liberty Global, Inc., Class A (a)          25,159
      973   McClatchy (The) Co., Class A               23,761
       70   McGraw-Hill (The) Cos., Inc.                4,235
      160   Meredith Corp.                              9,038
      465   News Corp., Class A                         9,821
       90   Omnicom Group, Inc.                         4,668
      449   Regal Entertainment Group, Class A          9,604
      937   Time Warner, Inc.                          18,047
      670   Tribune Co.                                18,733
      114   Viacom, Inc., Class B (a)                   4,366
      606   Virgin Media, Inc.                         15,053
      577   Walt Disney (The) Co.                      19,041
       13   Washington Post (The) Co., Class B         10,280
                                                -------------
                                                      360,777
                                                -------------

            MULTILINE RETAIL--8.5%
      670   Big Lots, Inc. (a)                         17,326
      686   Dillard's, Inc., Class A                   20,505
      566   Dollar Tree Stores, Inc. (a)               21,654
      718   Family Dollar Stores, Inc.                 21,267
       67   Kohl's Corp. (a)                            4,074
      495   Macy's, Inc.                               17,855
      193   Nordstrom, Inc.                             9,183
      692   Saks, Inc. (a)                             12,809
      116   Sears Holdings Corp. (a)                   15,868
      310   Target Corp.                               18,777
                                                -------------
                                                      159,318
                                                -------------

            PERSONAL PRODUCTS--1.3%
      623   Alberto-Culver Co.                         14,653
      129   Avon Products, Inc.                         4,645
      105   Estee Lauder (The) Cos., Inc., Class A      4,727
                                                -------------
                                                       24,025
                                                -------------

            ROAD & RAIL--1.2%
      693   Avis Budget Group, Inc. (a)                17,789
      179   Hertz Global Holdings, Inc. (a)             4,008
                                                -------------
                                                       21,797
                                                -------------

            SPECIALTY RETAIL--19.1%
      135   Abercrombie & Fitch Co., Class A            9,437
      365   Advance Auto Parts, Inc.                   12,691
      695   AnnTaylor Stores Corp. (a)                 21,837
      878   AutoNation, Inc. (a)                       17,103
      108   Autozone, Inc. (a)                         13,695


            SPECIALTY RETAIL (CONTINUED)
      512   Barnes & Noble, Inc.                 $     17,178
      580   CarMax, Inc. (a)                           13,879
      195   Chico's FAS, Inc. (a)                       3,775
      315   Circuit City Stores, Inc.                   3,749
      205   Coldwater Creek, Inc. (a)                   4,036
      339   Dick's Sporting Goods, Inc. (a)            19,062
    1,130   Foot Locker, Inc.                          20,973
      630   GameStop Corp., Class A (a)                25,421
      774   Gap (The), Inc.                            13,313
      513   Guess?, Inc.                               24,362
      501   Home Depot (The), Inc.                     18,622
      173   Limited Brands, Inc.                        4,178
      501   OfficeMax, Inc.                            16,473
      404   O'Reilly Automotive, Inc. (a)              13,457
      694   Penske Automotive Group, Inc.              13,519
      304   PetSmart, Inc.                              9,828
      743   RadioShack Corp.                           18,672
      154   Ross Stores, Inc.                           4,455
      464   Tiffany & Co.                              22,388
      173   TJX (The) Cos., Inc.                        4,801
      189   Tractor Supply Co. (a)                      8,981
      198   Urban Outfitters, Inc. (a)                  3,972
                                                -------------
                                                      359,857
                                                -------------
            TEXTILES, APPAREL & LUXURY
                 GOODS--6.9%
      208   Coach, Inc. (a)                             9,456
      573   Crocs, Inc. (a)                            33,990
      660   Liz Claiborne, Inc.                        23,192
      254   NIKE, Inc., Class B                        14,338
      325   Phillips-Van Heusen Corp.                  16,920
      251   Polo Ralph Lauren Corp.                    22,427
      108   VF Corp.                                    9,265
                                                -------------
                                                      129,588
                                                -------------

            TRADING COMPANIES & DISTRIBUTORS
                 --1.7%
      235   Fastenal Co.                               10,591
      358   MSC Industrial Direct Co., Inc.,
                 Class A                               18,005
       79   WESCO International, Inc. (a)               4,230
                                                -------------
                                                       32,826
                                                -------------


            TOTAL INVESTMENTS--101.3%
            (Cost $2,023,036)                       1,908,093
            NET OTHER ASSETS AND
                 LIABILITIES--(1.3%)                  (25,267)
                                                -------------
            NET ASSETS--100.0%                  $   1,882,826
                                                =============

(a) Non-income producing security.


Page 40                 See Notes to Financial Statements

First Trust Consumer Staples AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--100.8%
            BEVERAGES--25.2%
      552   Anheuser-Busch Cos., Inc.          $       26,921
      394   Brown-Forman Corp., Class B                26,177
      551   Coca-Cola (The) Co.                        28,713
    5,537   Constellation Brands, Inc., Class A (a)   121,426
    2,011   Hansen Natural Corp. (a)                   81,546
    1,818   Molson Coors Brewing Co., Class B         161,693
    2,566   Pepsi Bottling Group (The), Inc.           85,858
    6,842   PepsiAmericas, Inc.                       189,319
                                                -------------
                                                      721,653
                                                -------------

            FOOD & STAPLES RETAILING--20.1%
    4,779   Kroger (The) Co.                          124,063
   26,340   Rite Aid Corp. (a)                        145,133
    4,938   Safeway, Inc.                             157,374
    3,628   SUPERVALU, Inc.                           151,179
                                                -------------
                                                      577,749
                                                -------------

            FOOD PRODUCTS--34.0%
    1,732   Campbell Soup Co.                          63,790
    1,073   ConAgra Foods, Inc.                        27,201
    5,273   Dean Foods Co. (a)                        151,703
   11,056   Del Monte Foods Co.                       128,249
    1,151   General Mills, Inc.                        64,019
    3,599   Hormel Foods Corp.                        123,878
    1,056   J.M. Smucker (The) Co.                     58,935
    2,452   Kraft Foods, Inc., Class A                 80,303
      755   McCormick & Co., Inc.                      25,791
    1,656   Sara Lee Corp.                             26,248
    4,366   Smithfield Foods, Inc. (a)                135,607
    1,563   Wm. Wrigley Jr. Co.                        90,154
                                                -------------
                                                      975,878
                                                -------------

            HOUSEHOLD PRODUCTS--7.1%
    1,783   Church & Dwight Co., Inc.                  87,475
      464   Clorox (The) Co.                           28,053
    1,412   Procter & Gamble (The) Co.                 87,346
                                                -------------
                                                      202,874
                                                -------------

            PERSONAL PRODUCTS--2.4%
    1,556   NBTY, Inc. (a)                             67,748
                                                -------------

            TOBACCO--12.0%
      958   Altria Group, Inc.                  $      63,678
    1,740   Loews Corp. - Carolina Group              131,875
    1,326   Reynolds American, Inc.                    81,111
    1,252   UST, Inc.                                  67,045
                                                -------------
                                                      343,709
                                                -------------


            TOTAL INVESTMENTS--100.8%
            (Cost $3,048,199)                       2,889,611
            NET OTHER ASSETS AND
                 LIABILITIES--(0.8%)                  (23,125)
                                                -------------
            NET ASSETS--100.0%                  $   2,866,486
                                                =============


(a) Non-income producing security.


                 See Notes to Financial Statements                      Page 41

First Trust Energy AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--100.5%
            ENERGY EQUIPMENT & SERVICES--39.1%
      361   Baker Hughes, Inc.                 $       28,537
    1,272   Cameron International Corp. (a)            99,216
      297   Diamond Offshore Drilling, Inc.            30,644
    3,350   Dresser-Rand Group, Inc. (a)              124,285
    1,491   ENSCO International, Inc.                  91,055
      382   FMC Technologies, Inc. (a)                 34,961
    6,167   Global Industries Ltd. (a)                159,726
      421   GlobalSantaFe Corp.                        30,190
      563   Grant Prideco, Inc. (a)                    31,584
    4,670   Helmerich & Payne, Inc.                   151,168
    3,963   Nabors Industries Ltd. (a)                115,878
    1,270   National Oilwell Varco, Inc. (a)          152,540
      678   Noble Corp.                                69,468
    1,256   Oceaneering International, Inc. (a)        70,537
    6,312   Patterson-UTI Energy, Inc.                144,545
    1,767   Pride International, Inc. (a)              61,933
    1,613   Rowan Cos., Inc.                           68,052
      779   Schlumberger Ltd.                          73,787
    1,417   SEACOR Holdings, Inc. (a)                 123,591
    1,552   Smith International, Inc.                  95,308
      759   Superior Energy Services, Inc. (a)         30,603
      623   Transocean, Inc. (a)                       66,941
    2,628   Unit Corp. (a)                            144,698
      548   Weatherford International Ltd. (a)         30,321
                                                -------------
                                                    2,029,568
                                                -------------


            INDEPENDENT POWER PRODUCERS &
                 ENERGY TRADERS--2.4%
    3,184   NRG Energy, Inc. (a)                      122,743
                                                -------------


            OIL, GAS & CONSUMABLE FUELS--59.0%
    1,749   Anadarko Petroleum Corp.                   88,027
    1,622   Apache Corp.                              131,122
    3,823   Chesapeake Energy Corp.                   130,135
    1,571   Chevron Corp.                             133,943
    4,198   Cimarex Energy Co.                        158,894
    2,108   ConocoPhillips                            170,411
   10,336   Continental Resources, Inc. (a)           162,585
      809   Denbury Resources, Inc. (a)                32,360
    1,161   Devon Energy Corp.                         86,622
      905   EOG Resources, Inc.                        63,441
      789   Exxon Mobil Corp.                          67,168
    2,154   Forest Oil Corp. (a)                       87,172
    2,079   Frontier Oil Corp.                         80,520
    2,280   Helix Energy Solutions Group, Inc. (a)     88,806
    1,542   Hess Corp.                                 94,370
    2,230   Holly Corp.                               150,280
    2,206   Marathon Oil Corp.                        121,771
      511   Murphy Oil Corp.                           31,702
    1,452   Newfield Exploration Co. (a)               69,769
      487   Noble Energy, Inc.                         29,775
    2,286   Occidental Petroleum Corp.                129,662
      623   Pioneer Natural Resources Co.              28,347
    3,460   Plains Exploration & Production Co. (a)   149,507
    2,606   Pogo Producing Co.                        138,796


            OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
      809   Range Resources Corp.              $       30,046
    2,485   St. Mary Land & Exploration Co.            82,726
      829   Sunoco, Inc.                               55,311
    1,592   Tesoro Corp.                               79,282
    2,240   Valero Energy Corp.                       150,102
    3,250   W&T Offshore, Inc.                         76,115
    2,862   Western Refining, Inc.                    158,841
                                                -------------
                                                    3,057,608
                                                -------------


            TOTAL INVESTMENTS--100.5%
            (Cost $5,463,172)                       5,209,919
            NET OTHER ASSETS AND
                 LIABILITIES--(0.5%)                  (25,432)
                                                -------------
            NET ASSETS--100.0%                  $   5,184,487
                                                =============

(a) Non-income producing security.



Page 42                 See Notes to Financial Statements

First Trust Financials AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--101.3%
            CAPITAL MARKETS--14.7%
      240   A.G. Edwards, Inc.                   $     19,406
      122   Affiliated Managers Group, Inc. (a)        13,786
      381   Allied Capital Corp.                       10,790
      477   American Capital Strategies Ltd.           18,112
      112   Bear Stearns (The) Cos., Inc.              13,577
       25   BlackRock, Inc.                             3,988
      201   Charles Schwab (The) Corp.                  4,046
      178   E*TRADE Financial Corp. (a)                 3,297
      356   Eaton Vance Corp.                          14,902
      103   Federated Investors, Inc., Class B          3,709
       89   Franklin Resources, Inc.                   11,336
       73   Goldman Sachs Group (The), Inc.            13,749
       91   Investment Technology Group, Inc. (a)       3,636
      565   Janus Capital Group, Inc.                  16,984
      146   Jefferies Group, Inc.                       3,835
      120   Legg Mason, Inc.                           10,800
      104   Lehman Brothers Holdings, Inc.              6,448
      141   Merrill Lynch & Co., Inc.                  10,462
      188   Morgan Stanley                             12,008
      123   Northern Trust Corp.                        7,683
      253   Nuveen Investments, Inc.                   15,468
      127   Raymond James Financial, Inc.               3,895
      135   SEI Investments Co.                         3,680
      115   State Street Corp.                          7,708
      227   T. Rowe Price Group, Inc.                  11,834
    1,014   TD Ameritrade Holding Corp. (a)            17,187
                                                -------------
                                                      262,326
                                                -------------

            COMMERCIAL BANKS--13.5%
      241   Associated Banc-Corp.                       6,926
      322   BancorpSouth, Inc.                          7,519
      193   BB&T Corp.                                  7,222
       74   BOK Financial Corp.                         3,701
       52   City National Corp.                         3,681
      315   Colonial BancGroup (The), Inc.              6,870
      132   Comerica, Inc.                              6,951
      213   Commerce Bancorp, Inc.                      7,125
      174   Commerce Bancshares, Inc.                   7,734
       74   Cullen/Frost Bankers, Inc.                  3,676
      101   East West Bancorp, Inc.                     3,703
       61   First Citizens BancShares, Inc., Class A   10,960
      101   First Horizon National Corp.                3,204
      546   Fulton Financial Corp.                      7,218
      519   Huntington Bancshares, Inc.                 9,965
      344   KeyCorp                                    11,933
       74   M&T Bank Corp.                              7,865
      165   Marshall & Ilsley Corp.                     6,800
      472   National City Corp.                        13,872
      220   PNC Financial Services Group, Inc.         14,664
      735   Popular, Inc.                               9,695
      238   Regions Financial Corp.                     7,157
       92   SunTrust Banks, Inc.                        7,204
      128   Synovus Financial Corp.                     3,579
      142   TCF Financial Corp.                         3,492


            COMMERCIAL BANKS (CONTINUED)
      119   U.S. Bancorp                       $        3,564
      198   UnionBanCal Corp.                          10,941
      175   Valley National Bancorp                     3,705
      230   Wachovia Corp.                             10,858
      184   Webster Financial Corp.                     7,997
      224   Wells Fargo & Co.                           7,564
      261   Whitney Holding Corp.                       6,522
      102   Zions Bancorporation                        7,604
                                                -------------
                                                      241,471
                                                -------------

            COMMERCIAL SERVICES & SUPPLIES
                 --1.2%
      115   Dun & Bradstreet (The) Corp.               11,243
      266   Equifax, Inc.                              10,762
                                                -------------
                                                       22,005
                                                -------------

            CONSUMER FINANCE--2.6%
      129   American Express Co.                        7,552
      593   AmeriCredit Corp. (a)                      12,062
      150   Capital One Financial Corp.                10,614
      273   SLM Corp. (a)                              13,423
       19   Student Loan (The) Corp.                    3,534
                                                -------------
                                                       47,185
                                                -------------
            DIVERSIFIED FINANCIAL SERVICES
                 --3.9%
      241   Bank of America Corp.                      11,428
      287   CIT Group, Inc.                            11,819
      153   Citigroup, Inc.                             7,125
        7   CME Group, Inc.                             3,868
      137   IntercontinentalExchange, Inc. (a)         20,704
      244   JPMorgan Chase & Co.                       10,738
      132   Nasdaq Stock Market, Inc. (a)               4,062
                                                -------------
                                                       69,744
                                                -------------

            HEALTH CARE PROVIDERS &
                 SERVICES--0.9%
      301   CIGNA Corp.                                15,544
                                                -------------

            INSURANCE--39.4%
      324   ACE Ltd.                                   18,701
       77   AFLAC, Inc.                                 4,013
       39   Alleghany Corp. (a)                        16,380
      396   Allied World Assurance Holdings Ltd.       18,790
      256   Allstate (The) Corp.                       13,606
      181   Ambac Financial Group, Inc.                12,154
      461   American Financial Group, Inc.             12,949
      169   American International Group, Inc.         10,846
       52   American National Insurance Co.             7,776
       92   Aon Corp.                                   3,684
      279   Arch Capital Group Ltd. (a)                19,435
      141   Arthur J. Gallagher & Co.                   3,889
      200   Assurant, Inc.                             10,144
      499   Axis Capital Holdings Ltd.                 18,388
      374   Chubb (The) Corp.                          18,853


                 See Notes to Financial Statements                     Page 43

First Trust Financials AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
      363   Cincinnati Financial Corp.            $    14,230
      330   CNA Financial Corp.                        13,702
      753   Conseco, Inc. (a)                          13,697
      506   Endurance Specialty Holdings Ltd.          18,924
      146   Erie Indemnity Co., Class A                 7,539
      187   Everest Re Group, Ltd.                     18,373
      855   Fidelity National Financial, Inc.,
                 Class A                               17,861
      318   First American Corp.                       14,720
      343   Genworth Financial, Inc., Class A          10,468
      242   Hanover Insurance Group, Inc.              10,621
      120   Hartford Financial Services Group
                 (The), Inc.                           11,024
      471   HCC Insurance Holdings, Inc.               13,791
      111   Lincoln National Corp.                      6,696
      309   Loews Corp.                                14,647
       24   Markel Corp. (a)                           11,172
      255   Marsh & McLennan Cos., Inc.                 7,025
      253   MBIA, Inc.                                 14,193
      286   Mercury General Corp.                      14,809
      122   MetLife, Inc.                               7,347
      124   Nationwide Financial Services,
                 Class A                                7,057
      740   Old Republic International Corp.           13,586
      621   OneBeacon Insurance Group Ltd.             14,345
      262   PartnerRe Ltd.                             18,610
      485   Philadelphia Consolidated Holding
                 Corp. (a)                             17,528
       68   Principal Financial Group, Inc.             3,835
      658   Progressive (The) Corp.                    13,805
      247   Protective Life Corp.                      10,626
      121   Prudential Financial, Inc.                 10,724
      196   Reinsurance Group of America, Inc.         10,449
      327   RenaissanceRe Holdings Ltd.                18,803
      326   SAFECO Corp.                               19,061
      150   StanCorp Financial Group, Inc.              7,044
      176   Torchmark Corp.                            10,831
      166   Transatlantic Holdings, Inc.               12,143
      379   Travelers (The) Cos., Inc.                 19,246
      320   Unitrin, Inc.                              13,562
      301   Unum Group                                  7,314
       26   White Mountains Insurance
                 Group Ltd.                            14,287
      623   W.R. Berkley Corp.                         18,329
      187   XL Capital Ltd., Class A                   14,560
                                                -------------
                                                      706,192
                                                -------------

            IT SERVICES--5.5%
      262   Alliance Data Systems Corp. (a)            20,122
      196   CheckFree Corp. (a)                         7,221
       99   DST Systems, Inc. (a)                       7,511
      373   Fidelity National Information
                 Services, Inc.                        18,512
      241   First Data Corp.                            7,661


            IT SERVICES (CONTINUED)
      208   Fiserv, Inc. (a)                    $      10,279
      122   MasterCard, Inc., Class A                  19,618
      133   Total System Services, Inc.                 3,741
      189   Western Union Co.                           3,771
                                                -------------
                                                       98,436
                                                -------------

            MEDIA--1.1%
      353   Dow Jones & Co., Inc.                      20,255
                                                -------------

            REAL ESTATE INVESTMENT TRUSTS
                 --5.0%
      273   Annaly Capital Management, Inc.             3,945
      198   Boston Properties, Inc.                    18,709
      160   CapitalSource, Inc.                         3,040
      556   Colonial Properties Trust                  19,233
       95   Hospitality Properties Trust                3,644
    1,135   HRPT Properties Trust                      10,612
       89   iStar Financial, Inc.                       3,233
       69   ProLogis                                    3,926
      262   Rayonier, Inc.                             11,093
      451   Thornburg Mortgage, Inc.                   11,464
                                                -------------
                                                       88,899
                                                -------------

            REAL ESTATE MANAGEMENT &
                  DEVELOPMENT--1.9%
      431   CB Richard Ellis Group, Inc.,
                 Class A (a)                           15,051
      179   Jones Lang LaSalle, Inc.                   19,650
                                                -------------
                                                       34,701
                                                -------------

            ROAD & RAIL--1.1%
      377   Ryder System, Inc.                         20,497
                                                -------------

            SOFTWARE--1.1%
      173   FactSet Research Systems, Inc.             11,416
      196   Fair Isaac Corp.                            7,695
                                                -------------
                                                       19,111
                                                -------------

            THRIFTS & MORTGAGE FINANCE
                 --7.7%
      157   Astoria Financial Corp.                     3,697
      433   Countrywide Financial Corp.                12,198
      120   Fannie Mae                                  7,181
      334   Freddie Mac                                19,128
      695   IndyMac Bancorp, Inc.                      15,290
      356   MGIC Investment Corp.                      13,763
      231   New York Community Bancorp, Inc.            3,749
      454   PMI Group (The), Inc.                      15,468
      375   Radian Group, Inc.                         12,641
    1,757   TFS Financial Corp. (a)                    19,959
      162   Washington Federal, Inc.                    3,650
      277   Washington Mutual, Inc.                    10,396
                                                -------------
                                                      137,120
                                                -------------


Page 44                 See Notes to Financial Statements

First Trust Financials AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            TRADING COMPANIES & DISTRIBUTORS
                 --1.7%
      240   GATX Corp.                          $      10,886
      623   United Rentals, Inc. (a)                   20,024
                                                -------------
                                                       30,910
                                                -------------


            TOTAL INVESTMENTS--101.3%
            (Cost $2,026,884)                       1,814,396
            NET OTHER ASSETS AND
                 LIABILITIES--(1.3%)                  (23,435)
                                                -------------
            NET ASSETS--100.0%                  $   1,790,961
                                                =============


(a) Non-income producing security.



                 See Notes to Financial Statements                      Page 45

First Trust Health Care AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--98.3%
            BIOTECHNOLOGY--8.9%
      318   Amgen, Inc. (a)                      $     17,089
      214   Amylin Pharmaceuticals, Inc. (a)            9,953
      329   Biogen Idec, Inc. (a)                      18,602
      307   Celgene Corp. (a)                          18,592
      586   Cephalon, Inc. (a)                         44,031
      137   Genzyme Corp. (a)                           8,641
      729   Gilead Sciences, Inc. (a)                  27,141
    1,214   PDL BioPharma, Inc. (a)                    28,517
                                                -------------
                                                      172,566
                                                -------------

            COMMERCIAL SERVICES & SUPPLIES
                 --2.0%
      792   Stericycle, Inc. (a)                       37,968
                                                -------------

            FOOD & STAPLES RETAILING--1.7%
      965   CVS Caremark Corp.                         33,958
                                                -------------

            HEALTH CARE EQUIPMENT & SUPPLIES
                 --22.3%
      679   Bausch & Lomb, Inc.                        43,408
      502   Baxter International, Inc.                 26,405
      136   Beckman Coulter, Inc.                       9,632
      192   Biomet, Inc. (a)                            8,742
      330   Cooper Cos. (The), Inc.                    16,543
    1,093   Cytyc Corp. (a)                            46,015
      662   Dade Behring Holdings, Inc.                49,551
      920   DENTSPLY International, Inc.               33,571
      291   Gen-Probe, Inc. (a)                        18,336
      299   IDEXX Laboratories, Inc. (a)               29,978
      254   Intuitive Surgical, Inc. (a)               54,003
      544   Kinetic Concepts, Inc. (a)                 33,445
      413   Respironics, Inc. (a)                      18,895
      682   St. Jude Medical, Inc. (a)                 29,421
      139   Stryker Corp.                               8,678
      104   Zimmer Holdings, Inc. (a)                   8,087
                                                -------------
                                                      434,710
                                                -------------

            HEALTH CARE PROVIDERS & SERVICES
                 --37.6%
      712   Aetna, Inc.                                34,226
      572   AmerisourceBergen Corp.                    26,947
      193   Brookdale Senior Living, Inc.               7,722
      249   Cardinal Health, Inc.                      16,367
      870   Community Health Systems, Inc. (a)         33,843
      610   Coventry Health Care, Inc. (a)             34,044
      327   DaVita, Inc. (a)                           17,311
      942   Express Scripts, Inc. (a)                  47,222
      333   Health Net, Inc. (a)                       16,497
      329   Henry Schein, Inc. (a)                     17,878
      774   Humana, Inc. (a)                           49,606
      225   Laboratory Corp. of America
                 Holdings (a)                          16,616
    1,218   LifePoint Hospitals, Inc. (a)              35,992
      221   Lincare Holdings, Inc. (a)                  7,887
      722   Manor Care, Inc.                           45,739

            HEALTH CARE PROVIDERS & SERVICES
                 (CONTINUED)
      590   McKesson Corp.                       $     34,078
      604   Medco Health Solutions, Inc. (a)           49,087
      244   Omnicare, Inc.                              8,091
      236   Patterson Cos., Inc. (a)                    8,465
      160   Pediatrix Medical Group, Inc. (a)           8,634
      681   Quest Diagnostics, Inc.                    37,775
      423   Sierra Health Services, Inc. (a)           17,191
      344   UnitedHealth Group, Inc.                   16,660
      766   Universal Health Services, Inc., Class B   40,169
      467   VCA Antech, Inc. (a)                       18,372
      521   WellCare Health Plans, Inc. (a)            52,757
      441   WellPoint, Inc. (a)                        33,128
                                                -------------
                                                      732,304
                                                -------------

            HEALTH CARE TECHNOLOGY--3.0%
      634   Cerner Corp. (a)                           33,520
      880   IMS Health, Inc.                           24,754
                                                -------------
                                                       58,274
                                                -------------

            LIFE SCIENCES TOOLS & SERVICES--9.3%
      682   Charles River Laboratories
                 International, Inc. (a)               34,905
      412   Covance, Inc. (a)                          29,075
      383   Invitrogen Corp. (a)                       27,499
      377   Millipore Corp. (a)                        29,636
      739   Pharmaceutical Product Development,
                 Inc. 24,757
      680   Thermo Fisher Scientific, Inc. (a)         35,502
                                                -------------
                                                      181,374
                                                -------------

            PHARMACEUTICALS--13.5%
      153   Allergan, Inc.                              8,894
      175   Barr Pharmaceuticals, Inc. (a)              8,964
      279   Bristol-Myers Squibb Co.                    7,926
      257   Endo Pharmaceuticals Holdings, Inc. (a)     8,741
      459   Johnson & Johnson                          27,770
    2,304   King Pharmaceuticals, Inc. (a)             39,191
      353   Merck & Co., Inc.                          17,526
    1,376   Pfizer, Inc.                               32,350
    1,548   Schering-Plough Corp.                      44,179
    1,449   Watson Pharmaceuticals, Inc. (a)           44,079
      493   Wyeth                                      23,920
                                                -------------
                                                      263,540
                                                -------------



            TOTAL INVESTMENTS--98.3%
            (Cost $1,939,767)                       1,914,694
            NET OTHER ASSETS AND
                 LIABILITIES--1.7%                     33,838
                                                -------------
            NET ASSETS--100.0%                  $   1,948,532
                                                =============


(a)         Non-income producing security.


Page 46                 See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--100.3%
            AEROSPACE & DEFENSE--12.2%
    1,318   Alliant Techsystems, Inc. (a)        $    130,627
    3,950   BE Aerospace, Inc. (a)                    160,213
      310   Boeing (The), Co.                          32,063
    2,191   Goodrich Corp.                            137,836
    1,143   Northrop Grumman Corp.                     86,982
      417   United Technologies Corp.                  30,428
                                                -------------
                                                      578,149
                                                -------------

            COMMERCIAL SERVICES & SUPPLIES--1.9%
    2,647   Covanta Holding Corp. (a)                  60,034
    1,604   Steelcase, Inc., Class A                   27,926
                                                -------------
                                                       87,960
                                                -------------

            COMPUTERS & PERIPHERALS--2.5%
    1,252   Diebold, Inc.                              63,439
    1,323   Lexmark International, Inc., Class A (a)   52,311
                                                -------------
                                                      115,750
                                                -------------

            ELECTRICAL EQUIPMENT--10.8%
    2,245   AMETEK, Inc.                               87,600
    1,559   Cooper Industries Ltd., Class A            82,502
    2,155   General Cable Corp. (a)                   171,322
    1,203   Hubbell, Inc., Class B                     69,353
      521   Roper Industries, Inc.                     31,250
    1,127   Thomas & Betts Corp. (a)                   69,649
                                                -------------
                                                      511,676
                                                -------------

            ELECTRONIC EQUIPMENT &
                 INSTRUMENTS--3.8%
      682   Mettler-Toledo International, Inc. (a)     64,899
    2,967   Molex, Inc.                                84,085
      878   Tektronix, Inc.                            28,842
                                                -------------
                                                      177,826
                                                -------------

            HOUSEHOLD DURABLES--15.8%
    8,189   D.R. Horton, Inc.                         133,644
    3,317   KB Home                                   105,514
    1,785   Lennar Corp., Class A                      54,728
      240   NVR, Inc. (a)                             138,835
    1,323   Pulte Homes, Inc.                          25,587
    4,366   Ryland Group (The), Inc.                  145,169
    6,535   Toll Brothers, Inc. (a)                   143,313
                                                -------------
                                                      746,790
                                                -------------

            MACHINERY--39.8%
    3,007   AGCO Corp. (a                             115,559
    1,137   Caterpillar, Inc.                          89,596
      652   Crane Co.                                  29,901
    1,613   Cummins, Inc.                             191,463
      737   Deere & Co.                                88,750
    1,824   Flowserve Corp.                           131,820
    2,091   Gardner Denver, Inc. (a)                   86,965
    2,310   IDEX Corp.                                 83,645

            MACHINERY (CONTINUED)
    1,204   Illinois Tool Works, Inc.          $       66,280
    2,381   Ingersoll-Rand Co., Ltd., Class A         119,812
    1,118   Joy Global, Inc.                           55,330
    1,990   Kennametal, Inc.                          152,553
    1,759   Lincoln Electric Holdings, Inc.           126,630
    2,030   Manitowoc (The) Co., Inc.                 157,670
    2,838   Pall Corp.                                117,834
      908   Parker Hannifin Corp.                      89,601
    2,009   Terex Corp. (a)                           173,276
                                                -------------
                                                    1,876,685
                                                -------------

            OFFICE ELECTRONICS--1.8%
    4,817   Xerox Corp. (a)                            84,105
                                                -------------

            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--7.9%
    1,493   Applied Materials, Inc.                    32,906
      541   KLA-Tencor Corp.                           30,723
    4,601   Novellus Systems, Inc. (a)                131,221
    1,689   Teradyne, Inc. (a)                         26,500
    3,258   Varian Semiconductor Equipment
                 Associates, Inc. (a)                 153,126
                                                -------------
                                                      374,476
                                                -------------

            TRADING COMPANIES & DISTRIBUTORS
                 --1.8%
      957   W.W. Grainger, Inc.                        83,604
                                                -------------

            WIRELESS TELECOMMUNICATION
                 SERVICES--2.0%
      707   American Tower Corp., Class A (a)          29,454
    1,944   SBA Communications Corp. (a)               64,774
                                                -------------
                                                       94,228
                                                -------------

            TOTAL INVESTMENTS--100.3%
            (Cost $4,997,436)                       4,731,249
            NET OTHER ASSETS AND
                 LIABILITIES--(0.3%)                  (12,930)
                                                -------------
            NET ASSETS--100.0%                  $   4,718,319
                                                =============


(a) Non-income producing security.


               See Notes to Financial Statements                        Page 47

First Trust Materials AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCK--97.9%
            AEROSPACE & DEFENSE--2.4%
      522   Precision Castparts Corp.           $      71,545
                                                -------------
            BUILDING PRODUCTS--9.0%
      806   American Standard Cos., Inc.               43,564
    1,711   Armstrong World Industries, Inc. (a)       74,121
      926   Lennox International, Inc.                 35,466
    2,551   Owens Corning, Inc. (a)                    77,627
      969   USG Corp. (a)                              40,223
                                                -------------
                                                      271,001
                                                -------------

            CHEMICALS--25.8%
      394   Air Products and Chemicals, Inc.           34,030
      992   Airgas, Inc.                               46,327
      248   Ashland, Inc.                              15,143
      664   Cabot Corp.                                26,812
    2,213   Celanese Corp., Class A                    82,989
    2,852   Chemtura Corp.                             29,746
      745   Cytec Industries, Inc.                     49,908
    1,075   Dow Chemical (The) Co.                     46,741
      312   E.I. du Pont de Nemours and Co.            14,580
      739   Eastman Chemical Co.                       50,858
      982   Lubrizol (The) Corp.                       61,532
      704   Monsanto Co.                               45,373
    1,218   Mosaic (The) Co. (a)                       45,748
    1,731   Nalco Holding Co.                          39,882
      208   PPG Industries, Inc.                       15,864
      220   Praxair, Inc.                              16,856
      579   Rohm and Haas Co.                          32,725
      685   RPM International, Inc.                    16,104
      371   Sigma-Aldrich Corp.                        16,814
      558   Valspar (The) Corp.                        15,395
    3,051   Westlake Chemical Corp.                    76,214
                                                -------------
                                                      779,641
                                                -------------

            CONSTRUCTION & ENGINEERING--10.9%
      427   Fluor Corp.                                49,323
    1,492   Jacobs Engineering Group, Inc. (a)         91,952
    2,066   Quanta Services, Inc. (a)                  58,736
    1,854   Shaw Group (The), Inc. (a)                 98,670
      653   URS Corp. (a)                              32,167
                                                -------------
                                                      330,848
                                                -------------

            CONSTRUCTION MATERIALS--1.3%
      293   Martin Marietta Materials, Inc.            40,141
                                                -------------

            CONTAINERS & PACKAGING--9.1%
    1,192   Ball Corp.                                 61,114
      955   Bemis Co., Inc.                            28,144
    1,269   Crown Holdings, Inc. (a)                   31,167
    2,452   Owens-Illinois, Inc. (a)                   98,030
      626   Packaging Corp. of America                 15,976
    1,021   Sealed Air Corp.                           27,822
      370   Sonoco Products Co.                        13,568
                                                -------------
                                                      275,821
                                                -------------

            FOOD PRODUCTS--2.7%
    1,436   Archer-Daniels-Midland Co.          $      48,250
      187   Bunge Ltd.                                 16,944
      349   Corn Products International, Inc.          15,572
                                                -------------
                                                       80,766
                                                -------------

            HOUSEHOLD PRODUCTS--1.6%
      477   Energizer Holdings, Inc. (a)               48,129
                                                -------------


            INDUSTRIAL CONGLOMERATES--2.8%
    1,032   McDermott International, Inc. (a)          85,594
                                                -------------

            MACHINERY--2.6%
    1,219   Harsco Corp.                               64,192
      439   Timken (The) Co.                           14,663
                                                -------------
                                                       78,855
                                                -------------

            METALS & MINING--26.1%
    2,296   AK Steel Holding Corp. (a)                 91,770
      782   Alcoa, Inc.                                29,872
      302   Allegheny Technologies, Inc.               31,689
      243   Carpenter Technology Corp.                 28,842
      882   Chaparral Steel Co.                        74,123
      816   Cleveland-Cliffs, Inc.                     56,524
    1,876   Commercial Metals Co.                      57,856
      765   Freeport-McMoRan Copper &
                 Gold, Inc.                            71,895
      406   Newmont Mining Corp.                       16,951
    1,080   Nucor Corp.                                54,216
    1,525   Reliance Steel & Aluminum Co.              80,124
      672   Southern Copper Corp.                      75,741
    1,512   Steel Dynamics, Inc.                       63,398
      583   United States Steel Corp.                  57,303
                                                -------------
                                                      790,304
                                                -------------

            PAPER & FOREST PRODUCTS--3.6%
    2,197   International Paper Co.                    81,443
      401   Weyerhaeuser Co.                           28,567
                                                -------------
                                                      110,010
                                                -------------


            TOTAL INVESTMENTS--97.9%
            (Cost $3,016,697)                       2,962,655
            NET OTHER ASSETS AND
                 LIABILITIES--2.1%                     62,452
                                                -------------
            NET ASSETS--100.0%                  $   3,025,107
                                                =============

(a) Non-income producing security.


Page 48                See Notes to Financial Statements

First Trust Technology AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--101.2%
            AEROSPACE & DEFENSE--4.8%
      676   DRS Technologies, Inc.               $     35,395
      247   General Dynamics Corp.                     19,404
      497   L-3 Communications Holdings, Inc.          48,488
                                                -------------
                                                      103,287
                                                -------------

            COMMUNICATIONS EQUIPMENT--17.4%
    2,639   ADC Telecommunications, Inc. (a)           49,323
    2,298   Avaya, Inc. (a)                            38,009
    1,071   Ciena Corp. (a)                            39,124
      695   Cisco Systems, Inc. (a)                    20,092
      829   CommScope, Inc. (a)                        45,122
      355   Corning, Inc.                               8,463
      480   F5 Networks, Inc. (a)                      41,611
      709   Harris Corp.                               38,910
    1,537   Juniper Networks, Inc. (a)                 46,049
    1,093   Motorola, Inc.                             18,570
      209   QUALCOMM, Inc.                              8,705
    1,798   Tellabs, Inc. (a)                          20,407
                                                -------------
                                                      374,385
                                                -------------

            COMPUTERS & PERIPHERALS--16.2%
      396   Apple, Inc. (a)                            52,177
    1,160   Brocade Communications Systems,
                 Inc. (a)                               8,166
    1,016   Dell, Inc. (a)                             28,418
    2,672   EMC Corp. (a)                              49,459
      650   Hewlett-Packard Co.                        29,920
      184   International Business Machines Corp.      20,360
      552   NCR Corp. (a)                              28,825
    1,162   QLogic Corp. (a)                           15,443
      395   SanDisk Corp. (a)                          21,184
    1,333   Seagate Technology                         31,339
    1,724   Sun Microsystems, Inc. (a)                  8,792
    2,500   Western Digital Corp. (a)                  53,374
                                                -------------
                                                      347,457
                                                -------------

            ELECTRICAL EQUIPMENT--3.4%
      279   Rockwell Automation, Inc.                  19,527
      767   SunPower Corp., Class A (a)                54,097
                                                -------------
                                                       73,624
                                                -------------

            ELECTRONIC EQUIPMENT & INSTRUMENTS
                 --17.2%
    1,085   Amphenol Corp., Class A                    37,172
    1,259   Arrow Electronics, Inc. (a)                48,119
    1,220   Avnet, Inc. (a)                            46,214
    2,311   AVX Corp.                                  36,953
    1,337   Ingram Micro, Inc., Class A (a)            26,807
      411   Jabil Circuit, Inc.                         9,260
      891   National Instruments Corp.                 28,824
   10,514   Solectron Corp. (a)                        39,533
    1,502   Trimble Navigation Ltd. (a)                49,610


            ELECTRONIC EQUIPMENT & INSTRUMENTS
                 (CONTINUED)
    3,057   Vishay Intertechnology, Inc. (a)    $      47,414
                                                -------------
                                                      369,906
                                                -------------

            HOUSEHOLD DURABLES--2.6%
      654   Garmin Ltd.                                54,871
                                                -------------

            IT SERVICES--6.0%
      343   Acxiom Corp.                                8,630
      512   Affiliated Computer Services, Inc.,
                 Class A (a)                           27,474
      553   Ceridian Corp. (a)                         18,747
      654   Computer Sciences Corp. (a)                36,415
    1,395   Electronic Data Systems Corp.              37,650
                                                -------------
                                                      128,916
                                                -------------

            LIFE SCIENCES TOOLS & SERVICES--1.0%
      742   PerkinElmer, Inc.                          20,650
                                                -------------

            OFFICE ELECTRONICS--0.4%
      234   Zebra Technologies Corp., Class A (a)       8,478
                                                -------------

            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--18.7%
      874   Altera Corp.                               20,277
      241   Analog Devices, Inc.                        8,543
      748   Cree, Inc. (a)                             19,164
    2,077   Cypress Semiconductor Corp. (a)            52,050
    1,502   Fairchild Semiconductor International,
                 Inc. (a)                              27,412
      382   Intel Corp.                                 9,023
      779   International Rectifier Corp. (a)          28,597
      922   Intersil Corp., Class A                    26,969
    5,152   LSI Corp. (a)                              37,094
      271   Maxim Integrated Products, Inc.             8,591
      475   MEMC Electronic Materials, Inc. (a)        29,127
    3,860   Micron Technology, Inc. (a)                45,818
      321   National Semiconductor Corp.                8,343
    1,171   NVIDIA Corp. (a)                           53,584
      771   Texas Instruments, Inc.                    27,131
                                                -------------
                                                      401,723
                                                -------------

            SOFTWARE--13.5%
      228   Amdocs Ltd. (a)                             8,251
      822   Autodesk, Inc. (a)                         34,829
    1,413   BEA Systems, Inc. (a)                      17,493
      881   Cadence Design Systems, Inc. (a)           18,853
      269   Citrix Systems, Inc. (a)                    9,730
    3,262   Compuware Corp. (a)                        30,434
    1,099   McAfee, Inc. (a)                           39,411
      308   Microsoft Corp.                             8,929
      457   NAVTEQ Corp. (a)                           24,737
    1,164   Novell, Inc. (a)                            7,810
    1,472   Oracle Corp. (a)                           28,145
      677   Salesforce.com, Inc. (a)                   26,308


               See Notes to Financial Statements                        Page 49

First Trust Technology AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
    1,437   Symantec Corp. (a)                  $      27,590
      343   Synopsys, Inc. (a)                          8,390
                                                -------------
                                                      290,910
                                                -------------


            TOTAL INVESTMENTS--101.2%
            (Cost $2,170,215)                       2,174,207
            NET OTHER ASSETS AND
                 LIABILITIES--(1.2%)                  (25,271)
                                                -------------
            NET ASSETS--100.0%                  $   2,148,936
                                                =============

(a) Non-income producing security.







Page 50              See Notes to Financial Statements


First Trust Utilities AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--100.6%
            DIVERSIFIED TELECOMMUNICATION
                 SERVICES--4.2%
      421   AT&T, Inc.                          $      16,486
    1,780   CenturyTel, Inc.                           81,649
      424   Verizon Communications, Inc.               18,071
                                                -------------
                                                      116,206
                                                -------------

            ELECTRIC UTILITIES--24.7%
      775   American Electric Power Co., Inc.          33,705
    4,770   Duke Energy Corp.                          81,232
      622   Edison International                       32,898
      163   Entergy Corp.                              16,293
      809   FirstEnergy Corp.                          49,147
      308   FPL Group, Inc.                            17,781
    2,398   Great Plains Energy, Inc.                  66,568
      737   Hawaiian Electric Industries, Inc.         16,811
    1,231   Northeast Utilities                        33,656
    1,238   Pepco Holdings, Inc.                       33,513
    2,191   Pinnacle West Capital Corp.                82,118
    1,119   PPL Corp.                                  52,750
    1,532   Progress Energy, Inc.                      66,887
    3,977   Sierra Pacific Resources (a)               63,195
    1,018   Southern Co.                               34,246
                                                -------------
                                                      680,800
                                                -------------

            GAS UTILITIES--9.6%
      863   AGL Resources, Inc.                        32,535
    2,904   Atmos Energy Corp.                         81,514
    1,271   Energen Corp.                              67,249
      346   ONEOK, Inc.                                17,560
      330   Questar Corp.                              16,992
      536   Southern Union Company                     16,552
    1,280   UGI Corp.                                  33,037
                                                -------------
                                                      265,439
                                                -------------

            INDEPENDENT POWER PRODUCERS
                 & ENERGY TRADERS--4.0%
      401   Constellation Energy Group                 33,604
    2,047   Mirant Corp. (a)                           77,438
                                                -------------
                                                      111,042
                                                -------------

            MEDIA--3.1%
    2,412   Cablevision Systems Corp.,
                 Class A (a)                           85,843
                                                -------------

            MULTI-UTILITIES--41.8%
    2,247   Alliant Energy Corp.                       83,027
    1,425   Ameren Corp.                               68,372
    1,015   CMS Energy Corp.                           16,402
    1,548   Consolidated Edison, Inc.                  67,617
      202   Dominion Resources, Inc.                   17,012
    1,448   DTE Energy Co.                             67,158
    2,677   Energy East Corp.                          67,755
      344   Integrys Energy Group, Inc.                17,025
    1,248   KeySpan Corp.                              51,854


            MULTI-UTILITIES (CONTINUED)
    1,868   MDU Resources Group, Inc.           $      50,922
    4,215   NiSource, Inc.                             80,380
    1,614   NSTAR                                      50,760
    1,429   OGE Energy Corp.                           47,371
    1,156   PG&E Corp.                                 49,488
    3,610   Puget Energy, Inc.                         83,571
    1,824   SCANA Corp.                                68,181
      590   Sempra Energy                              31,105
    3,049   TECO Energy, Inc.                          49,211
    2,593   Vectren Corp.                              64,747
    1,184   Wisconsin Energy Corp.                     50,829
    3,412   Xcel Energy, Inc.                          69,264
                                                -------------
                                                    1,152,051
                                                -------------

            WIRELESS TELECOMMUNICATION
                 SERVICES--13.2%
      517   ALLTEL Corp.                               34,096
    1,033   Leap Wireless International, Inc. (a)      91,317
      432   NII Holdings, Inc. (a)                     36,297
    2,529   Sprint Nextel Corp.                        51,920
      837   Telephone and Data Systems, Inc.           55,577
      964   United States Cellular Corp. (a)           93,508
                                                -------------
                                                      362,715
                                                -------------



            TOTAL INVESTMENTS--100.6%
            (Cost $3,010,654)                       2,774,096
            NET OTHER ASSETS AND
                 LIABILITIES--(0.6%)                  (17,883)
                                                -------------
            NET ASSETS--100.0%                  $   2,756,213
                                                =============


(a) Non-income producing security.


               See Notes to Financial Statements                        Page 51

First Trust Large Cap Core AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS --100.4%
            AEROSPACE & DEFENSE--2.7%
       84   Boeing (The) Co.                    $       8,688
      103   General Dynamics Corp.                      8,092
       45   Goodrich Corp.                              2,831
      138   L-3 Communications Holdings, Inc.          13,463
       29   Lockheed Martin Corp.                       2,856
      138   Northrop Grumman Corp.                     10,502
      111   Precision Castparts Corp.                  15,213
       50   Raytheon Co.                                2,768
       76   Rockwell Collins, Inc.                      5,221
      113   United Technologies Corp.                   8,246
                                                -------------
                                                       77,880
                                                -------------

            AIR FREIGHT & LOGISTICS--0.8%
      153   C.H. Robinson Worldwide, Inc.               7,443
       97   FedEx Corp.                                10,743
       74   United Parcel Service, Inc., Class B        5,603
                                                -------------
                                                       23,789
                                                -------------
            AIRLINES--0.3%
      540   Southwest Airlines Co.                      8,456
                                                -------------
            AUTO COMPONENTS--0.2%
       46   Johnson Controls, Inc.                      5,205
                                                -------------
            BEVERAGES--1.0%
       37   Brown-Forman Corp., Class B                 2,458
       51   Coca-Cola (The) Co.                         2,658
      331   Constellation Brands, Inc.,
                 Class A (a)                            7,259
      116   Molson Coors Brewing Co., Class B          10,317
      159   Pepsi Bottling Group (The), Inc.            5,320
                                                -------------
                                                      28,012
                                                -------------
            BIOTECHNOLOGY--0.7%
      100   Biogen Idec, Inc. (a)                       5,654
       94   Celgene Corp. (a)                           5,693
      208   Gilead Sciences, Inc. (a)                   7,743
                                                -------------
                                                       19,090
                                                -------------
            BUILDING PRODUCTS--0.4%
      227   American Standard Cos., Inc.               12,269
                                                -------------
            CAPITAL MARKETS--3.5%
      169   Ameriprise Financial, Inc.                 10,186
       77   Bear Stearns (The) Cos., Inc.               9,334
      121   E*TRADE Financial Corp. (a)                 2,241
       70   Federated Investors, Inc., Class B          2,521
       81   Franklin Resources, Inc.                   10,317
       62   Goldman Sachs Group (The), Inc.            11,677
      385   Janus Capital Group, Inc.                  11,573
       55   Legg Mason, Inc.                            4,950
      144   Lehman Brothers Holdings, Inc.              8,928
       96   Merrill Lynch & Co., Inc.                   7,123
       32   Morgan Stanley                              2,044
       84   Northern Trust Corp.                        5,247


            CAPITAL MARKETS (CONTINUED)
       78   State Street Corp.                 $        5,228
      155   T. Rowe Price Group, Inc.                   8,080
                                                -------------
                                                       99,449
                                                -------------
            CHEMICALS--3.3%
      100   Air Products and Chemicals, Inc.            8,637
       42   Ashland, Inc.                               2,565
      303   Dow Chemical (The) Co.                     13,174
      158   E.I. du Pont de Nemours & Co.               7,383
      167   Eastman Chemical Co.                       11,493
      273   Hercules, Inc. (a)                          5,667
      154   International Flavors & Fragrances, Inc.    7,717
      199   Monsanto Co.                               12,826
       70   PPG Industries, Inc.                        5,339
      112   Praxair, Inc.                               8,581
      196   Rohm and Haas Co.                          11,078
                                                -------------
                                                       94,460
                                                -------------
            COMMERCIAL BANKS--3.0%
       66   BB&T Corp.                                  2,470
       90   Comerica, Inc.                              4,739
      145   Commerce Bancorp, Inc.                      4,850
       78   Compass Bancshares, Inc.                    5,404
       69   First Horizon National Corp.                2,189
      354   Huntington Bancshares, Inc.                 6,797
      234   KeyCorp                                     8,117
       50   M&T Bank Corp.                              5,315
       56   Marshall & Ilsley Corp.                     2,308
      322   National City Corp.                         9,463
      150   PNC Financial Services Group, Inc.          9,997
      162   Regions Financial Corp.                     4,871
       31   SunTrust Banks, Inc.                        2,427
       81   U.S. Bancorp                                2,426
      157   Wachovia Corp.                              7,412
       76   Wells Fargo & Co.                           2,567
       70   Zions Bancorporation                        5,219
                                                -------------
                                                       86,571
                                                -------------
            COMMERCIAL SERVICES & SUPPLIES
                 --1.3%
      797   Allied Waste Industries, Inc. (a)          10,257
       81   Avery Dennison Corp.                        4,969
      121   Equifax, Inc.                               4,896
      185   R.R. Donnelley & Sons Co.                   7,818
       74   Robert Half International, Inc.             2,515
      206   Waste Management, Inc.                      7,834
                                                -------------
                                                       38,289
                                                -------------
            COMMUNICATIONS EQUIPMENT--2.6%
      732   ADC Telecommunications, Inc. (a)           13,682
      797   Avaya, Inc. (a)                            13,182
      297   Ciena Corp. (a)                            10,849
      289   Cisco Systems, Inc. (a)                     8,355
      105   Corning, Inc. (a)                           2,503
      426   Juniper Networks, Inc. (a)                 12,763


Page 52              See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMUNICATIONS EQUIPMENT (CONTINUED)
      303   Motorola, Inc.                      $       5,148
       62   QUALCOMM, Inc.                              2,582
      499   Tellabs, Inc. (a)                           5,664
                                                -------------
                                                       74,728
                                                -------------

            COMPUTERS & PERIPHERALS--2.4%
      110   Apple, Inc. (a)                            14,493
      282   Dell, Inc. (a)                              7,888
      741   EMC Corp. (a)                              13,716
      120   Hewlett-Packard Co.                         5,524
       76   International Business Machines Corp.       8,409
      204   NCR Corp. (a)                              10,653
      110   SanDisk Corp. (a)                           5,899
      510   Sun Microsystems, Inc. (a)                  2,601
                                                -------------
                                                       69,183
                                                -------------

            CONSTRUCTION & ENGINEERING--0.5%
      120   Fluor Corp.                                13,861
                                                -------------

            CONSTRUCTION MATERIALS--0.2%
       47   Vulcan Materials Co.                        4,499
                                                -------------

            CONSUMER FINANCE--0.4%
       44   American Express Co.                        2,576
      186   SLM Corp. (a)                               9,145
                                                -------------
                                                       11,721
                                                -------------

            CONTAINERS & PACKAGING--1.2%
      252   Ball Corp.                                 12,919
      323   Bemis Co., Inc.                             9,519
      346   Sealed Air Corp.                            9,429
       44   Temple-Inland, Inc.                         2,558
                                                -------------
                                                       34,425
                                                -------------

            DISTRIBUTORS--0.2%
      108   Genuine Parts Co.                           5,139
                                                -------------
            DIVERSIFIED CONSUMER SERVICES
                 --0.4%
      138   Apollo Group, Inc., Class A (a)             8,157
      115   H&R Block, Inc.                             2,294
                                                -------------
                                                       10,451
                                                -------------

            DIVERSIFIED FINANCIAL SERVICES--0.9%
      165   Bank of America Corp.                       7,824
      196   CIT Group, Inc.                             8,071
       52   Citigroup, Inc.                             2,422
      166   JPMorgan Chase & Co.                        7,306
                                                -------------
                                                       25,623
                                                -------------

            DIVERSIFIED TELECOMMUNICATION
                 SERVICES--1.3%
      129   AT&T, Inc.                                  5,052
      273   CenturyTel, Inc.                           12,522


            DIVERSIFIED TELECOMMUNICATION
                SERVICES (CONTINUED)
      351   Citizens Communications Co.         $       5,065
       85   Embarq Corp.                                5,252
      195   Verizon Communications, Inc.                8,311
      182   Windstream Corp.                            2,504
                                                -------------
                                                       38,706
                                                -------------

            ELECTRIC UTILITIES--3.5%
       52   Allegheny Energy, Inc. (a)                  2,716
      238   American Electric Power Co., Inc.          10,351
      733   Duke Energy Corp.                          12,483
      191   Edison International                       10,102
       50   Entergy Corp.                               4,998
       74   Exelon Corp.                                5,191
      166   FirstEnergy Corp.                          10,085
      142   FPL Group, Inc.                             8,198
      337   Pinnacle West Capital Corp.                12,631
       57   PPL Corp.                                   2,687
      294   Progress Energy, Inc.                      12,835
      235   Southern Co.                                7,905
                                                -------------
                                                      100,182
                                                -------------

            ELECTRICAL EQUIPMENT--0.7%
      188   Cooper Industries Ltd., Class A             9,949
      115   Emerson Electric Co.                        5,413
       77   Rockwell Automation, Inc.                   5,389
                                                -------------
                                                       20,751
                                                -------------
            ELECTRONIC EQUIPMENT &
                 INSTRUMENTS--1.1%
       70   Agilent Technologies, Inc. (a)              2,671
      122   Jabil Circuit, Inc.                         2,749
      447   Molex, Inc.                                12,667
    1,458   Solectron Corp. (a)                         5,482
      239   Tektronix, Inc.                             7,851
                                                -------------
                                                       31,420
                                                -------------

            ENERGY EQUIPMENT & SERVICES--4.8%
      159   Baker Hughes, Inc.                         12,569
      220   ENSCO International, Inc.                  13,435
      233   Halliburton Co.                             8,393
      241   Nabors Industries Ltd. (a)                  7,047
      129   National Oilwell Varco, Inc. (a)           15,494
      138   Noble Corp.                                14,139
      327   Rowan Cos., Inc.                           13,796
      158   Schlumberger Ltd.                          14,966
      229   Smith International, Inc.                  14,063
       27   Transocean, Inc. (a)                       13,646
      194   Weatherford International Ltd. (a)         10,734
                                                -------------
                                                      138,282
                                                -------------

            FOOD & STAPLES RETAILING--1.5%
       46   Costco Wholesale Corp.                      2,751
      294   CVS Caremark Corp.                         10,347




              See Notes to Financial Statements                         Page 53

First Trust Large Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD & STAPLES RETAILING (CONTINUED)
      191   Kroger (The) Co.                    $       4,958
      315   Safeway, Inc.                              10,039
      232   SUPERVALU, Inc.                             9,667
       56   Wal-Mart Stores, Inc.                       2,573
       70   Whole Foods Market, Inc.                    2,593
                                                -------------
                                                       42,928
                                                -------------

            FOOD PRODUCTS--1.3%
      405   Archer-Daniels-Midland Co.                 13,608
      337   Dean Foods Co. (a)                          9,695
       46   General Mills, Inc.                         2,559
      152   Kraft Foods, Inc., Class A                  4,978
       97   Wm. Wrigley Jr. Co.                         5,595
                                                -------------
                                                       36,435
                                                -------------

            GAS UTILITIES--0.5%
      250   Nicor, Inc.                                 9,852
      102   Questar Corp.                               5,252
                                                -------------
                                                       15,104
                                                -------------

            HEALTH CARE EQUIPMENT &
                 SUPPLIES--0.8%
      143   Baxter International, Inc.                  7,522
       59   Biomet, Inc. (a)                            2,686
      194   St. Jude Medical, Inc. (a)                  8,370
       43   Stryker Corp.                               2,684
       32   Zimmer Holdings, Inc. (a)                   2,488
                                                -------------
                                                       23,750
                                                -------------

            HEALTH CARE PROVIDERS & SERVICES
                 --3.0%
       54   Aetna, Inc.                                 2,596
       54   AmerisourceBergen Corp.                     2,544
       76   Cardinal Health, Inc.                       4,995
      206   CIGNA Corp.                                10,638
      140   Coventry Health Care, Inc. (a)              7,813
      268   Express Scripts, Inc. (a)                  13,435
      176   Humana, Inc. (a)                           11,280
       69   Laboratory Corp. of America
                 Holdings (a)                           5,096
      205   Manor Care, Inc.                           12,987
       45   McKesson Corp.                              2,599
      105   UnitedHealth Group, Inc.                    5,085
      101   WellPoint, Inc. (a)                         7,587
                                                -------------
                                                       86,655
                                                -------------

            HEALTH CARE TECHNOLOGY- 0.2%
      250   IMS Health, Inc.                            7,033
                                                -------------

            HOTELS, RESTAURANTS & LEISURE--1.7%
      220   Carnival Corp.                              9,749
       61   Darden Restaurants, Inc.                    2,597
       63   Harrah's Entertainment, Inc.                5,335
       80   Hilton Hotels Corp.                         3,537


            HOTELS, RESTAURANTS & LEISURE
                 (CONTINUED)
      159   McDonald's Corp.                    $       7,611
      120   Starwood Hotels & Resorts
                 Worldwide, Inc.                        7,555
      148   Wyndham Worldwide Corp. (a)                 4,980
      246   Yum! Brands, Inc.                           7,882
                                                -------------
                                                       49,246
                                                -------------

            HOUSEHOLD DURABLES--2.5%
       30   Black & Decker (The) Corp.                  2,597
       65   Fortune Brands, Inc.                        5,285
       92   Harman International Industries, Inc.      10,672
      341   KB Home                                    10,847
      608   Leggett & Platt, Inc.                      12,604
      220   Lennar Corp., Class A                       6,745
      359   Pulte Homes, Inc.                           6,943
      133   Stanley Works (The)                         7,359
       72   Whirlpool Corp.                             7,352
                                                -------------
                                                       70,404
                                                -------------

            HOUSEHOLD PRODUCTS--0.2%
       80   Kimberly-Clark Corp.                        5,382
                                                -------------

            INDEPENDENT POWER PRODUCERS &
                 ENERGY TRADERS--0.5%
      245   AES (The) Corp. (a)                         4,814
      123   Constellation Energy Group.                10,308
                                                -------------
                                                       15,122
                                                -------------

            INDUSTRIAL CONGLOMERATES--0.9%
       93   3M Co.                                      8,270
       70   General Electric Co.                        2,713
      318   Tyco International Ltd.                    15,038
                                                -------------
                                                       26,021
                                                -------------

            INSURANCE--5.2%
      215   ACE Ltd.                                   12,410
       52   AFLAC, Inc.                                 2,710
      174   Allstate (The) Corp.                        9,248
       38   American International Group, Inc.          2,439
       63   Aon Corp.                                   2,523
      137   Assurant, Inc.                              6,949
      248   Chubb (The) Corp.                          12,502
      185   Cincinnati Financial Corp.                  7,252
      156   Genworth Financial, Inc., Class A           4,761
       82   Hartford Financial Services Group
                 (The), Inc.                            7,533
       38   Lincoln National Corp.                      2,292
      211   Loews Corp.                                10,001
       87   Marsh & McLennan Cos., Inc.                 2,397
      172   MBIA, Inc.                                  9,649
      125   MetLife, Inc.                               7,528
       28   Prudential Financial, Inc.                  2,482
      215   SAFECO Corp.                               12,571
       80   Torchmark Corp.                             4,923


Page 54              See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
      251   Travelers (The) Cos., Inc.          $      12,745
      103   Unum Group                                  2,503
      159   XL Capital Ltd., Class A                   12,380
                                                -------------
                                                      147,798
                                                -------------

            INTERNET & CATALOG RETAIL--0.5%
      196   Amazon.com, Inc. (a)                       15,394
                                                -------------

            INTERNET SOFTWARE & SERVICES--0.5%
       15   Google, Inc., Class A (a)                   7,650
      254   VeriSign, Inc. (a)                          7,541
                                                -------------
                                                       15,191
                                                -------------

            IT SERVICES--1.9%
       47   Affiliated Computer Services, Inc.,
                 Class A (a)                            2,522
      181   Computer Sciences Corp. (a)                10,078
      443   Convergys Corp. (a)                         8,439
      387   Electronic Data Systems Corp.              10,445
      247   Fidelity National Information
                 Services, Inc.                        12,259
      164   First Data Corp.                            5,214
       94   Fiserv, Inc. (a)                            4,645
                                                -------------
                                                       53,602
                                                -------------

            LEISURE EQUIPMENT & PRODUCTS--0.9%
      411   Brunswick Corp.                            11,492
      256   Hasbro, Inc.                                7,173
      318   Mattel, Inc.                                7,285
                                                -------------
                                                       25,950
                                                -------------

            LIFE SCIENCES TOOLS & SERVICES--1.0%
      107   Millipore Corp. (a)                         8,412
      103   PerkinElmer, Inc.                           2,866
      207   Thermo Fisher Scientific, Inc. (a)         10,808
       90   Waters Corp. (a)                            5,243
                                                -------------
                                                       27,329
                                                -------------

            MACHINERY--4.2%
      137   Caterpillar, Inc.                          10,796
      106   Cummins, Inc.                              12,582
       71   Danaher Corp.                               5,302
       89   Deere & Co.                                10,717
      105   Dover Corp.                                 5,355
       58   Eaton Corp.                                 5,636
      149   Illinois Tool Works, Inc.                   8,202
       98   Ingersoll-Rand Co., Ltd., Class A           4,931
      196   ITT Corp.                                  12,324
       62   PACCAR, Inc.                                5,073
      292   Pall Corp.                                 12,124
      137   Parker Hannifin Corp.                      13,520
      165   Terex Corp. (a)                            14,232
                                                -------------
                                                      120,794
                                                -------------

            MEDIA--3.0%
      242   CBS Corp., Class B                  $       7,676
       71   Clear Channel Communications, Inc.          2,620
      191   Comcast Corp., Class A (a)                  5,018
      348   DIRECTV Group (The), Inc. (a)               7,799
      117   E.W. Scripps (The) Co., Class A             4,793
      244   Gannett Co., Inc.                          12,176
       87   Meredith Corp.                              4,915
      126   News Corp., Class A                         2,661
       51   Omnicom Group, Inc.                         2,645
      510   Time Warner, Inc.                           9,823
      456   Tribune Co.                                12,749
       64   Viacom, Inc., Class B (a)                   2,451
      314   Walt Disney (The) Co.                      10,362
                                                -------------
                                                       85,688
                                                -------------

            METALS & MINING--1.5%
      265   Alcoa, Inc.                                10,123
      102   Allegheny Technologies, Inc.               10,703
       97   Freeport-McMoRan Copper &
                 Gold, Inc.                             9,116
       46   Nucor Corp.                                 2,309
      123   United States Steel Corp.                  12,090
                                                -------------
                                                       44,341
                                                -------------

            MULTILINE RETAIL--2.7%
      365   Big Lots, Inc. (a)                          9,439
      373   Dillard's, Inc., Class A                   11,149
      391   Family Dollar Stores, Inc.                 11,581
      111   J. C. Penney Co., Inc.                      7,552
       38   Kohl's Corp. (a)                            2,310
      337   Macy's, Inc.                               12,157
      105   Nordstrom, Inc.                             4,996
       63   Sears Holdings Corp. (a)                    8,618
      169   Target Corp.                               10,236
                                                -------------
                                                       78,038
                                                -------------

            MULTI-UTILITIES--4.7%
      274   Ameren Corp.                               13,147
      308   CenterPoint Energy, Inc.                    5,076
      468   CMS Energy Corp.                            7,563
      297   Consolidated Edison, Inc.                  12,973
       93   Dominion Resources, Inc.                    7,832
      278   DTE Energy Co.                             12,894
      159   Integrys Energy Group, Inc.                 7,869
      256   KeySpan Corp.                              10,637
      648   NiSource, Inc.                             12,357
      237   PG&E Corp.                                 10,146
      181   Sempra Energy                               9,542
      625   TECO Energy, Inc.                          10,088
      655   Xcel Energy, Inc.                          13,296
                                                -------------
                                                      133,420
                                                -------------

            OFFICE ELECTRONICS--0.4%
      581   Xerox Corp. (a)                            10,144
                                                -------------



              See Notes to Financial Statements                         Page 55

First Trust Large Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS--5.8%
      206   Anadarko Petroleum Corp.            $      10,368
       66   Apache Corp.                                5,335
      310   Chesapeake Energy Corp.                    10,552
      159   Chevron Corp.                              13,556
      171   ConocoPhillips                             13,824
       58   CONSOL Energy, Inc.                         2,416
       69   Devon Energy Corp.                          5,148
      156   El Paso Corp.                               2,597
       96   Exxon Mobil Corp.                           8,172
      228   Hess Corp.                                 13,955
      224   Marathon Oil Corp.                         12,365
      181   Murphy Oil Corp.                           11,229
      232   Occidental Petroleum Corp.                 13,159
      111   Peabody Energy Corp.                        4,691
      168   Sunoco, Inc.                               11,209
      182   Valero Energy Corp.                        12,196
      255   Williams (The) Cos., Inc.                   8,224
      134   XTO Energy, Inc.                            7,307
                                                -------------
                                                      166,303
                                                -------------

            PAPER & FOREST PRODUCTS--0.9%
      344   International Paper Co.                    12,753
      152   MeadWestvaco Corp.                          4,946
      102   Weyerhaeuser Co.                            7,266
                                                -------------
                                                       24,965
                                                -------------

            PERSONAL PRODUCTS--0.2%
       73   Avon Products, Inc.                         2,629
       59   Estee Lauder (The) Cos., Inc.,
                 Class A                                2,656
                                                -------------
                                                        5,285
                                                -------------

            PHARMACEUTICALS--1.9%
       53   Barr Pharmaceuticals, Inc. (a)              2,715
      656   King Pharmaceuticals, Inc. (a)             11,159
      420   Pfizer, Inc.                                9,874
      353   Schering-Plough Corp.                      10,075
      412   Watson Pharmaceuticals, Inc. (a)           12,532
      140   Wyeth                                       6,793
                                                -------------
                                                       53,148
                                                -------------

            REAL ESTATE INVESTMENT TRUSTS--0.5%
      131   Boston Properties, Inc.                    12,378
       47   ProLogis                                    2,674
                                                -------------
                                                       15,052
                                                -------------

            REAL ESTATE MANAGEMENT &
                 DEVELOPMENT--0.4%
      294   CB Richard Ellis Group, Inc.,
                 Class A (a)                           10,266
                                                -------------

            ROAD & RAIL--1.9%
       95   Burlington Northern Santa Fe Corp.          7,803
      238   CSX Corp.                                  11,284


            ROAD & RAIL (CONTINUED)
      204   Norfolk Southern Corp.              $      10,971
      249   Ryder System, Inc.                         13,538
       93   Union Pacific Corp.                        11,080
                                                -------------
                                                       54,676
                                                -------------

            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--4.2%
      242   Altera Corp.                                5,614
       71   Analog Devices, Inc.                        2,517
      405   Applied Materials, Inc.                     8,926
      226   Intel Corp.                                 5,338
      146   KLA-Tencor Corp.                            8,291
       74   Linear Technology Corp.                     2,638
    1,786   LSI Corp. (a)                              12,859
       80   Maxim Integrated Products, Inc.             2,536
      176   MEMC Electronic Materials, Inc. (a)        10,792
    1,071   Micron Technology, Inc. (a)                12,713
       95   National Semiconductor Corp.                2,469
      473   Novellus Systems, Inc. (a)                 13,491
      325   NVIDIA Corp. (a)                           14,873
      694   PMC-Sierra, Inc. (a)                        5,288
      305   Teradyne, Inc. (a)                          4,785
      214   Texas Instruments, Inc.                     7,531
                                                -------------
                                                      120,661
                                                -------------

            SOFTWARE--1.1%
      228   Autodesk, Inc. (a)                          9,659
       80   Citrix Systems, Inc. (a)                    2,894
      226   Compuware Corp. (a)                         2,109
       91   Microsoft Corp.                             2,638
      408   Oracle Corp. (a)                            7,801
      398   Symantec Corp. (a)                          7,642
                                                -------------
                                                       32,743
                                                -------------

            SPECIALTY RETAIL--3.1%
       74   Abercrombie & Fitch Co., Class A            5,173
      478   AutoNation, Inc. (a)                        9,311
       59   AutoZone, Inc. (a)                          7,482
      421   Gap (The), Inc.                             7,241
       68   Home Depot (The), Inc.                      2,528
      293   Limited Brands, Inc.                        7,076
      354   Office Depot, Inc. (a)                      8,836
      273   OfficeMax, Inc.                             8,976
      405   RadioShack Corp.                           10,178
       81   Sherwin-Williams (The) Co.                  5,645
      253   Tiffany & Co.                              12,206
       98   TJX (The) Cos., Inc.                        2,720
                                                -------------
                                                       87,372
                                                -------------

            TEXTILES, APPAREL & LUXURY GOODS
                 --1.2%
      113   Coach, Inc. (a)                             5,137
      184   NIKE, Inc., Class B                        10,387
      137   Polo Ralph Lauren Corp.                    12,240



Page 56              See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            TEXTILES, APPAREL & LUXURY GOODS
                 (CONTINUED)
       88   VF Corp.                            $       7,550
                                                -------------
                                                       35,314
                                                -------------

            THRIFTS & MORTGAGE FINANCE--0.7%
      148   Countrywide Financial Corp.                 4,169
       44   Freddie Mac                                 2,520
      236   MGIC Investment Corp.                       9,124
      126   Washington Mutual, Inc.                     4,729
                                                -------------
                                                       20,542
                                                -------------

            TOBACCO--0.4%
       38   Altria Group, Inc.                          2,526
       82   Reynolds American, Inc.                     5,015
       50   UST, Inc.                                   2,678
                                                -------------
                                                       10,219
                                                -------------

            TRADING COMPANIES & DISTRIBUTORS
                 --0.4%
      144   W.W. Grainger, Inc.                        12,580
                                                -------------

            WIRELESS TELECOMMUNICATION
                 SERVICES--0.7%
      159   ALLTEL Corp.                               10,486
      518   Sprint Nextel Corp.                        10,635
                                                -------------
                                                       21,121
                                                -------------



            TOTAL INVESTMENTS--100.4%
            (Cost $3,123,253)                       2,878,457
            NET OTHER ASSETS AND
                 LIABILITIES--(0.4%)                  (10,098)
                                                -------------
            NET ASSETS--100.0%                  $   2,868,359
                                                =============


(a) Non-income producing security.


                 See Notes to Financial Statements                      Page 57

First Trust Mid Cap Core AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--99.4%
            AEROSPACE & DEFENSE--1.0%
      340   Alliant Techsystems, Inc. (a)       $      33,697
      471   DRS Technologies, Inc.                     24,662
                                                -------------
                                                       58,359
                                                -------------
            AIRLINES--0.6%
      617   AirTran Holdings, Inc. (a)                  6,071
      968   Alaska Air Group, Inc. (a)                 22,584
      574   JetBlue Airways Corp. (a)                   5,654
                                                -------------
                                                       34,309
                                                -------------
            AUTO COMPONENTS--1.3%
      157   BorgWarner, Inc.                           13,573
    1,027   Gentex Corp.                               20,273
    1,491   Modine Manufacturing Co.                   38,169
                                                -------------
                                                       72,015
                                                -------------
            AUTOMOBILES--0.1%
      149   Thor Industries, Inc.                       6,112
                                                -------------
            BEVERAGES--0.6%
      314   Hansen Natural Corp. (a)                   12,733
      823   PepsiAmericas, Inc.                        22,772
                                                -------------
                                                       35,505
                                                -------------

            BIOTECHNOLOGY--0.7%
      335   Cephalon, Inc. (a)                         25,172
      578   PDL BioPharma, Inc. (a)                    13,577
                                                -------------
                                                       38,749
                                                -------------
            CAPITAL MARKETS--1.4%
       80   A.G. Edwards, Inc.                          6,469
      763   Eaton Vance Corp.                          31,939
      434   Nuveen Investments, Inc., Class A          26,535
      218   Raymond James Financial, Inc.               6,686
      259   Waddell & Reed Financial, Inc.,
                 Class A                                6,529
                                                -------------
                                                       78,158
                                                -------------
            CHEMICALS--3.3%
      563   Airgas, Inc.                               26,292
      175   Albemarle Corp.                             7,040
      424   Cabot Corp.                                17,121
      423   Cytec Industries, Inc.                     28,336
      151   FMC Corp.                                  13,459
      209   Lubrizol (The) Corp.                       13,096
      201   Minerals Technologies, Inc.                12,999
    1,284   Olin Corp.                                 26,797
    1,062   Sensient Technologies Corp.                26,975
      474   Valspar (The) Corp.                        13,078
                                                -------------
                                                      185,193
                                                -------------

            COMMERCIAL BANKS--0.9%
      206   Associated Banc-Corp.               $       5,920
      201   Cathay General Bancorp                      6,153
       89   City National Corp.                         6,300
      242   Greater Bay Bancorp                         6,505
      254   SVB Financial Group (a)                    13,381
      316   Webster Financial Corp.                    13,733
                                                -------------
                                                       51,992
                                                -------------
            COMMERCIAL SERVICES & SUPPLIES
                 --2.4%
      109   Brink's (The) Co.                           6,665
      131   Dun & Bradstreet (The) Corp.               12,807
      427   Herman Miller, Inc.                        13,036
      164   HNI Corp.                                   6,696
      982   Kelly Services, Inc., Class A              24,403
    1,027   Korn/Ferry International (a)               24,268
    1,089   Navigant Consulting, Inc. (a)              17,152
      220   Republic Services, Inc.                     7,029
      455   Stericycle, Inc. (a)                       21,813
                                                -------------
                                                      133,869
                                                -------------
            COMMUNICATIONS EQUIPMENT
                 --2.4%
      260   ADTRAN, Inc.                                6,783
      232   Avocent Corp. (a)                           6,345
      577   CommScope, Inc. (a)                        31,407
      225   Dycom Industries, Inc. (a)                  6,289
      334   F5 Networks, Inc. (a)                      28,954
      494   Harris Corp.                               27,111
      514   Plantronics, Inc.                          14,402
      401   Polycom, Inc. (a)                          12,419
                                                -------------
                                                      133,710
                                                -------------
            COMPUTERS & PERIPHERALS--1.1%
      387   Diebold, Inc.                              19,609
      731   Imation Corp.                              22,866
      421   Palm, Inc. (a)                              6,281
      697   Western Digital Corp. (a)                  14,881
                                                -------------
                                                       63,637
                                                -------------
            CONSTRUCTION & ENGINEERING
                 --1.8%
      525   Granite Construction, Inc.                 34,120
      586   Jacobs Engineering Group, Inc. (a)         36,115
    1,099   Quanta Services, Inc. (a)                  31,245
                                                -------------
                                                      101,480
                                                -------------
            CONSTRUCTION MATERIALS--0.5%
      100   Florida Rock Industries, Inc.               6,351
      166   Martin Marietta Materials, Inc.            22,742
                                                -------------
                                                       29,093
                                                -------------
            CONSUMER FINANCE--0.3%
      762   AmeriCredit Corp. (a)                      15,499
                                                -------------


Page 58              See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            CONTAINERS & PACKAGING--0.6%
      799   Packaging Corp. of America          $      20,391
      315   Sonoco Products Co.                        11,551
                                                -------------
                                                       31,942
                                                -------------
            DIVERSIFIED CONSUMER SERVICES
                 --3.2%
      199   Career Education Corp. (a)                  5,906
      827   Corinthian Colleges, Inc. (a)              11,140
      792   DeVry, Inc.                                25,661
      287   ITT Educational Services, Inc. (a)         30,324
      437   Laureate Education, Inc. (a)               26,945
      309   Matthews International Corp., Class A      11,822
      705   Regis Corp.                                24,576
      586   Sotheby's                                  25,052
      154   Strayer Education, Inc.                    23,336
                                                -------------
                                                      184,762
                                                -------------
            DIVERSIFIED FINANCIAL SERVICES
                 --0.1%
      191   Leucadia National Corp.                     7,182
                                                -------------
            DIVERSIFIED TELECOMMUNICATION
                 SERVICES--0.4%
    4,664   Cincinnati Bell, Inc. (a)                  24,066
                                                -------------
            ELECTRIC UTILITIES--3.1%
      926   Great Plains Energy, Inc.                  25,706
      853   Hawaiian Electric Industries, Inc.         19,457
    1,052   IDACORP, Inc.                              32,570
      713   Northeast Utilities                        19,493
      717   Pepco Holdings, Inc.                       19,409
    1,919   Sierra Pacific Resources (a)               30,493
    1,388   Westar Energy, Inc.                        31,952
                                                -------------
                                                      179,080
                                                -------------
            ELECTRICAL EQUIPMENT--1.4%
      679   AMETEK, Inc.                               26,495
      249   Hubbell, Inc., Class B                     14,355
      236   Roper Industries, Inc.                     14,155
      349   Thomas & Betts Corp. (a)                   21,568
                                                -------------
                                                       76,573
                                                -------------
            ELECTRONIC EQUIPMENT &
                 INSTRUMENTS--3.4%
      756   Amphenol Corp., Class A                    25,901
      877   Arrow Electronics, Inc. (a)                33,520
      340   Avnet, Inc. (a)                            12,879
      397   CDW Corp. (a)                              33,415
      931   Ingram Micro, Inc., Class A (a)            18,667
    1,912   KEMET Corp. (a)                            13,460
      621   National Instruments Corp.                 20,089
    2,130   Vishay Intertechnology, Inc. (a)           33,036
                                                -------------
                                                      190,967
                                                -------------

            ENERGY EQUIPMENT & SERVICES--4.0%
      471   Cameron International Corp. (a)     $      36,737
      340   FMC Technologies, Inc. (a)                 31,117
      376   Grant Prideco, Inc. (a)                    21,094
      565   Hanover Compressor Co. (a)                 13,464
      951   Helmerich & Payne, Inc.                    30,784
      514   Patterson-UTI Energy, Inc.                 11,771
      720   Pride International, Inc. (a)              25,236
      675   Superior Energy Services, Inc. (a)         27,216
      475   Tidewater, Inc.                            32,499
                                                -------------
                                                      229,918
                                                -------------
            FOOD & STAPLES RETAILING--0.7%
      374   BJ's Wholesale Club, Inc. (a)              12,701
      895   Ruddick Corp.                              24,881
                                                -------------
                                                       37,582
                                                -------------
            FOOD PRODUCTS--1.2%
      541   Hormel Foods Corp.                         18,621
      212   J.M. Smucker (The) Co.                     11,832
      322   Lancaster Colony Corp.                     12,468
      657   Smithfield Foods, Inc. (a)                 20,406
      243   Tootsie Roll Industries, Inc.               6,082
                                                -------------
                                                       69,409
                                                -------------
            GAS UTILITIES--1.2%
      499   AGL Resources, Inc.                        18,812
      136   Equitable Resources, Inc.                   6,407
      156   National Fuel Gas Co.                       6,763
      267   ONEOK, Inc.                                13,550
      826   WGL Holdings, Inc.                         24,731
                                                -------------
                                                       70,263
                                                -------------
            HEALTH CARE EQUIPMENT &
                 SUPPLIES--2.5%
      193   Advanced Medical Optics, Inc. (a)           5,834
      104   Beckman Coulter, Inc.                       7,365
      782   Cytyc Corp. (a)                            32,923
      528   DENTSPLY International, Inc.               19,267
      112   Gen-Probe, Inc. (a)                         7,057
      207   Hillenbrand Industries, Inc.               13,049
      194   Intuitive Surgical, Inc. (a)               41,247
      661   STERIS Corp.                               18,078
                                                -------------
                                                      144,820
                                                -------------
            HEALTH CARE PROVIDERS & SERVICES
                 --3.4%
      234   Apria Healthcare Group, Inc. (a)            6,135
      666   Community Health Systems, Inc. (a)         25,907
      255   Health Net, Inc. (a)                       12,633
      252   Henry Schein, Inc. (a)                     13,694
    1,097   Kindred Healthcare, Inc. (a)               29,378
      697   LifePoint Hospitals, Inc. (a)              20,596
      169   Lincare Holdings, Inc. (a)                  6,032
      187   Omnicare, Inc.                              6,201


              See Notes to Financial Statements                         Page 59

First Trust Mid Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
                 (CONTINUED)
      186   Psychiatric Solutions, Inc. (a)     $       6,341
      329   Universal Health Services, Inc.,
                 Class B                               17,253
      358   VCA Antech, Inc. (a)                       14,084
      372   WellCare Health Plans, Inc. (a)            37,668
                                                -------------
                                                      195,922
                                                -------------
            HEALTH CARE TECHNOLOGY--0.4%
      364   Cerner Corp. (a)                           19,245
                                                -------------
            HOTELS, RESTAURANTS & LEISURE
                 --0.6%
      732   Bob Evans Farms, Inc.                      23,754
      159   CBRL Group, Inc.                            6,110
      193   Scientific Games Corp., Class A (a)         6,622
                                                -------------
                                                       36,486
                                                -------------
            HOUSEHOLD DURABLES--2.0%
      238   American Greetings Corp., Class A           5,886
    1,092   Beazer Homes USA, Inc.                     15,277
    1,014   Blyth, Inc.                                22,633
    1,423   Furniture Brands International, Inc.       15,681
      334   Mohawk Industries, Inc. (a)                30,064
       30   NVR, Inc. (a)                              17,354
      234   Tupperware Brands Corp.                     6,086
                                                -------------
                                                      112,981
                                                -------------
            HOUSEHOLD PRODUCTS--0.8%
      278   Church & Dwight Co., Inc.                  13,639
      338   Energizer Holdings, Inc. (a)               34,104
                                                -------------
                                                       47,743
                                                -------------
            INDUSTRIAL CONGLOMERATES--1.4%
      435   Carlisle Cos., Inc.                        19,697
      181   Sequa Corp., Class A (a)                   29,883
      412   Teleflex, Inc.                             31,489
                                                -------------
                                                       81,069
                                                -------------
            INSURANCE--4.6%
      789   American Financial Group, Inc.             22,163
      970   Commerce Group (The), Inc.                 27,868
       62   Everest Re Group Ltd.                       6,092
    1,422   Fidelity National Financial, Inc.,
                 Class A                               29,707
      545   First American Corp.                       25,228
      414   Hanover Insurance Group, Inc.              18,170
      605   HCC Insurance Holdings, Inc.               17,714
      952   Horace Mann Educators Corp.                16,974
      367   Mercury General Corp.                      19,003
      467   Ohio Casualty Corp.                        20,272
    1,268   Old Republic International Corp.           23,280
      282   Protective Life Corp.                      12,132
      128   StanCorp Financial Group, Inc.              6,011


            INSURANCE (CONTINUED)
      411   Unitrin, Inc.                       $      17,418
                                                -------------
                                                      262,032
                                                -------------
            INTERNET & CATALOG RETAIL--0.5%
    1,738   Netflix, Inc. (a)                          29,946
                                                -------------
            INTERNET SOFTWARE & SERVICES--0.4%
    1,144   ValueClick, Inc. (a)                       24,459
                                                -------------
            IT SERVICES--2.0%
      255   Acxiom Corp.                                6,416
      436   Alliance Data Systems Corp. (a)            33,485
      385   Ceridian Corp. (a)                         13,052
      335   CheckFree Corp. (a)                        12,341
       85   DST Systems, Inc. (a)                       6,449
      822   Gartner, Inc. (a)                          17,204
    2,016   MPS Group, Inc. (a)                        26,873
                                                -------------
                                                      115,820
                                                -------------
            LEISURE EQUIPMENT & PRODUCTS
                 --0.1%
      378   Callaway Golf Co.                           6,135
                                                -------------
            LIFE SCIENCES TOOLS & SERVICES
                 --1.9%
      392   Charles River Laboratories
                 International, Inc. (a)               20,063
      197   Covance, Inc. (a)                          13,902
      183   Invitrogen Corp. (a)                       13,139
      352   Pharmaceutical Product
                 Development, Inc.                     11,792
      246   Varian, Inc. (a)                           14,794
      436   Ventana Medical Systems, Inc. (a)          36,337
                                                -------------
                                                      110,027
                                                -------------
            MACHINERY--5.0%
      445   Crane Co.                                  20,408
      850   Federal Signal Corp.                       11,433
      471   Flowserve Corp.                            34,039
      259   Harsco Corp.                               13,639
      347   Joy Global, Inc.                           17,173
      411   Kennametal, Inc.                           31,507
      454   Lincoln Electric Holdings, Inc.            32,683
      269   Nordson Corp.                              12,309
      536   Oshkosh Truck Corp.                        30,686
      349   Pentair, Inc.                              12,634
      384   SPX Corp.                                  36,046
      373   Timken (The) Co.                           12,458
      464   Trinity Industries, Inc.                   17,739
                                                -------------
                                                      282,754
                                                -------------
            MARINE--0.2%
      254   Alexander & Baldwin, Inc.                  13,772
                                                -------------


Page 60              See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MEDIA--2.5%
    1,309   Belo Corp., Class A                 $      23,431
      558   John Wiley & Sons, Inc., Class A           23,598
    1,615   Lee Enterprises, Inc.                      28,440
    1,013   Media General, Inc., Class A               28,567
      563   Scholastic Corp. (a)                       18,117
       26   Washington Post (The) Co., Class B         20,560
                                                -------------
                                                      142,713
                                                -------------
            METALS & MINING--2.5%
      155   Carpenter Technology Corp.                 18,397
      998   Commercial Metals Co.                      30,778
      599   Reliance Steel & Aluminum Co.              31,471
      643   Steel Dynamics, Inc.                       26,961
    1,556   Worthington Industries, Inc.               32,210
                                                -------------
                                                      139,817
                                                -------------
            MULTILINE RETAIL--0.6%
      514   99 Cents Only Stores (a)                    6,255
      774   Dollar Tree Stores, Inc. (a)               29,614
                                                -------------
                                                       35,869
                                                -------------
            MULTI-UTILITIES--4.8%
      867   Alliant Energy Corp.                       32,036
      678   Black Hills Corp.                          25,289
    1,033   Energy East Corp.                          26,145
      961   MDU Resources Group, Inc.                  26,197
      623   NSTAR                                      19,593
      552   OGE Energy Corp.                           18,299
      970   PNM Resources, Inc.                        25,055
    1,394   Puget Energy, Inc.                         32,271
      704   SCANA Corp.                                26,316
    1,001   Vectren Corp.                              24,995
      457   Wisconsin Energy Corp.                     19,619
                                                -------------
                                                      275,815
                                                -------------
            OIL, GAS & CONSUMABLE FUELS
                 --4.8%
      387   Arch Coal, Inc.                            11,567
      855   Cimarex Energy Co.                         32,363
      539   Denbury Resources, Inc. (a)                21,560
      727   Encore Acquisition Co. (a)                 18,807
      797   Forest Oil Corp. (a)                       32,255
      770   Frontier Oil Corp.                         29,822
      432   Noble Energy                               26,412
      414   Overseas Shipholding Group, Inc.           32,122
      138   Pioneer Natural Resources Co.               6,279
      705   Plains Exploration & Production
                 Co. (a)                               30,463
      302   Quicksilver Resources, Inc. (a)            12,720
      454   Southwestern Energy Co. (a)                18,446
                                                -------------
                                                      272,816
                                                -------------

            PAPER & FOREST PRODUCTS--0.5%
      540   Bowater, Inc.                       $      10,595
      992   Glatfelter                                 13,322
      356   Louisiana-Pacific Corp.                     6,593
                                                -------------
                                                       30,510
                                                -------------
            PERSONAL PRODUCTS--0.5%
      852   Alberto-Culver Co.                         20,039
      156   NBTY, Inc. (a)                              6,792
                                                -------------
                                                       26,831
                                                -------------
            PHARMACEUTICALS--0.5%
      197   Endo Pharmaceuticals Holdings,
                 Inc. (a)                               6,700
      716   Par Pharmaceutical Cos., Inc. (a)          16,962
      344   Perrigo Co.                                 6,416
                                                -------------
                                                       30,078
                                                -------------
            REAL ESTATE INVESTMENT TRUSTS
                 --1.0%
      697   Cousins Properties, Inc.                   17,920
      162   Hospitality Properties Trust                6,214
      313   Potlatch Corp.                             13,675
      448   Rayonier, Inc.                             18,968
                                                -------------
                                                       56,777
                                                -------------
            ROAD & RAIL--2.4%
      948   Avis Budget Group, Inc. (a)                24,335
      671   Con-way, Inc.                              33,140
      690   J.B. Hunt Transport Services, Inc.         19,272
    1,672   Werner Enterprises, Inc.                   32,504
      916   YRC Worldwide, Inc. (a)                    29,422
                                                -------------
                                                      138,673
                                                -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--3.2%
      261   Cree, Inc. (a)                              6,687
    1,447   Cypress Semiconductor Corp. (a)            36,262
      349   Fairchild Semiconductor
                 International, Inc. (a)                6,369
      362   International Rectifier Corp. (a)          13,289
      214   Intersil Corp., Class A                     6,260
      524   Lam Research Corp. (a)                     30,308
    1,060   Micrel, Inc.                               10,971
      182   Microchip Technology, Inc.                  6,608
    5,400   RF Micro Devices, Inc. (a)                 37,476
      778   Semtech Corp. (a)                          12,643
    3,996   TriQuint Semiconductor, Inc. (a)           17,662
                                                -------------
                                                      184,535
                                                -------------
            SOFTWARE--2.7%
      621   Advent Software, Inc. (a)                  23,617
      614   Cadence Design Systems, Inc. (a)           13,140
      785   Jack Henry & Associates, Inc.              18,856
      673   Macrovision Corp. (a)                      16,004


                  See Notes to Financial Statements                     Page 61

First Trust Mid Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
      766   McAfee, Inc. (a)                    $      27,468
      512   Mentor Graphics Corp. (a)                   6,149
    1,247   Parametric Technology Corp. (a)            21,985
      564   Sybase, Inc. (a)                           13,378
      255   Synopsys, Inc. (a)                          6,237
      613   Wind River Systems, Inc. (a)                5,860
                                                -------------
                                                      152,694
                                                -------------
            SPECIALTY RETAIL--5.6%
      499   Advance Auto Parts, Inc.                   17,350
      647   Aeropostale, Inc. (a)                      24,638
      761   AnnTaylor Stores Corp. (a)                 23,911
      701   Barnes & Noble, Inc.                       23,519
      793   CarMax, Inc. (a)                           18,976
    3,111   Charming Shoppes, Inc. (a)                 30,737
      290   Coldwater Creek, Inc. (a)                   5,710
      463   Dick's Sporting Goods, Inc. (a)            26,034
    1,546   Foot Locker, Inc.                          28,694
      862   GameStop Corp., Class A (a)                34,781
      369   O'Reilly Automotive, Inc. (a)              12,291
      613   Pacific Sunwear of California, Inc. (a)    11,046
      641   Payless ShoeSource, Inc. (a)               17,063
      415   PetSmart, Inc.                             13,417
    1,028   Rent-A-Center, Inc. (a)                    19,953
      219   Ross Stores, Inc.                           6,336
      280   Urban Outfitters, Inc. (a)                  5,617
                                                -------------
                                                      320,073
                                                -------------
            TEXTILES, APPAREL & LUXURY
                GOODS--0.5%
      249   Hanesbrands, Inc. (a)                       7,721
      445   Phillips-Van Heusen Corp.                  23,167
                                                -------------
                                                       30,888
                                                -------------
            THRIFTS & MORTGAGE FINANCE
                 --1.8%
      269   Astoria Financial Corp.                     6,335
    1,543   First Niagara Financial Group, Inc.        19,843
    1,155   IndyMac Bancorp, Inc.                      25,410
      754   PMI Group (The), Inc.                      25,689
      624   Radian Group, Inc.                         21,035
      277   Washington Federal, Inc.                    6,241
                                                -------------
                                                      104,553
                                                -------------
            TRADING COMPANIES &
                 DISTRIBUTORS--1.5%
      322   Fastenal Co.                               14,513
      274   GATX Corp.                                 12,429
      490   MSC Industrial Direct Co., Inc., Class A   24,642
    1,036   United Rentals, Inc. (a)                   33,296
                                                -------------
                                                       84,880
                                                -------------

            WIRELESS TELECOMMUNICATION
                 SERVICES--0.5%
      431   Telephone and Data Systems, Inc.    $      28,618
                                                -------------


            TOTAL INVESTMENTS--99.4%
            (Cost $6,133,306)                       5,678,775
            NET OTHER ASSETS AND
                 LIABILITIES--0.6%                     36,670
                                                -------------
            NET ASSETS--100.0%                  $   5,715,445
                                                =============


(a) Non-income producing security.

Page 62              See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--99.6%
            AEROSPACE & DEFENSE--3.1%
      408   AAR Corp. (a)                       $      12,171
      304   Ceradyne, Inc. (a)                         22,688
      595   Cubic Corp.                                16,380
      386   Curtiss-Wright Corp.                       16,818
      683   EDO Corp.                                  22,573
      465   Esterline Technologies Corp. (a)           21,525
      306   Moog, Inc., Class A (a)                    13,103
      488   Teledyne Technologies, Inc. (a)            21,653
      343   Triumph Group, Inc.                        26,139
                                                -------------
                                                      173,050
                                                -------------
            AIR FREIGHT & LOGISTICS--0.5%
      264   Forward Air Corp.                           8,994
      638   Hub Group, Inc., Class A (a)               21,705
                                                -------------
                                                       30,699
                                                -------------
            AIRLINES--0.8%
    1,603   Frontier Airlines Holdings, Inc. (a)        8,496
    2,717   Mesa Air Group, Inc. (a)                   18,068
      942   SkyWest, Inc.                              21,016
                                                -------------
                                                       47,580
                                                -------------
            AUTO COMPONENTS--0.8%
      406   Drew Industries, Inc. (a)                  14,121
    1,494   Standard Motor Products, Inc.              18,599
      619   Superior Industries International, Inc.    11,452
                                                -------------
                                                       44,172
                                                -------------
            AUTOMOBILES--0.1%
      313   Monaco Coach Corp.                          4,366
                                                -------------
            BIOTECHNOLOGY--0.5%
      299   Digene Corp. (a)                           18,313
      346   Martek Biosciences Corp. (a)                8,865
                                                -------------
                                                       27,178
                                                -------------
            BUILDING PRODUCTS--1.2%
      162   Apogee Enterprises, Inc.                    4,173
      608   Gibraltar Industries, Inc.                 11,740
      618   Griffon Corp. (a)                          10,858
      394   Lennox International, Inc.                 15,091
      273   NCI Building Systems, Inc. (a)             13,202
      134   Simpson Manufacturing Co., Inc.             4,533
      212   Universal Forest Products, Inc.             8,387
                                                -------------
                                                       67,984
                                                -------------
            CAPITAL MARKETS--0.6%
      208   Investment Technology Group, Inc. (a)       8,312
      608   LaBranche & Co., Inc. (a)                   3,934
      162   Piper Jaffray Cos., Inc. (a)                7,763
      831   SWS Group, Inc.                            14,667
                                                -------------
                                                       34,676
                                                -------------

            CHEMICALS--2.7%
      369   A. Schulman, Inc.                   $       8,568
      128   Arch Chemicals, Inc.                        4,529
      744   Georgia Gulf Corp.                         12,045
      300   H.B. Fuller Co.                             8,289
    1,905   Material Sciences Corp. (a)                20,955
      170   OM Group, Inc. (a)                          8,235
      823   Penford Corp.                              29,406
    2,498   PolyOne Corp. (a)                          18,785
      951   Quaker Chemical Corp.                      20,656
    1,598   Tronox, Inc., Class B                      19,655
                                                -------------
                                                      151,123
                                                -------------
            COMMERCIAL BANKS--2.4%
       72   Alabama National BanCorporation             3,843
      502   Boston Private Financial Holdings,
                Inc.                                   12,795
      408   Central Pacific Financial Corp.            11,509
      257   Chittenden Corp.                            8,597
      897   Community Bank System, Inc.                16,136
      116   East West Bancorp, Inc.                     4,253
      822   First Commonwealth Financial Corp.          7,793
      168   First Republic Bank                         9,198
      526   Hanmi Financial Corp.                       7,627
      138   Prosperity Bancshares, Inc.                 3,908
      274   Provident Bankshares Corp.                  7,864
      132   Signature Bank (a)                          4,077
      198   South Financial Group (The), Inc.           4,269
      310   Sterling Financial Corp.                    7,040
      602   Susquehanna Bancshares, Inc.               10,415
      382   Umpqua Holdings Corp.                       7,266
      150   Whitney Holding Corp.                       3,749
      102   Wintrust Financial Corp.                    4,020
                                                -------------
                                                      134,359
                                                -------------
            COMMERCIAL SERVICES & SUPPLIES
                 --5.2%
      870   ABM Industries, Inc.                       21,889
      134   Administaff, Inc.                           4,382
    1,065   Angelica Corp.                             23,248
      921   Bowne & Co., Inc.                          15,970
      484   Brady Corp., Class A                       16,935
      140   CDI Corp.                                   3,961
      260   Consolidated Graphics, Inc. (a)            17,137
      568   G&K Services, Inc., Class A                21,164
      456   Healthcare Services Group                  12,640
      350   Heidrick & Struggles International,
                 Inc. (a)                              18,809
      476   Interface, Inc., Class A                    8,773
      972   Labor Ready, Inc. (a)                      22,899
      308   Mobile Mini, Inc. (a)                       8,800
      419   On Assignment, Inc. (a)                     4,203
      254   School Specialty, Inc. (a)                  8,748
    1,913   Spherion Corp. (a)                         16,892
      416   Tetra Tech, Inc. (a)                        8,748
      270   United Stationers, Inc. (a)                17,210



              See Notes to Financial Statements                         Page 63

First Trust Small Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES & SUPPLIES
                 (CONTINUED)
      426   Viad Corp.                          $      15,315
      730   Volt Information Sciences, Inc. (a)        11,373
      356   Watson Wyatt Worldwide, Inc.,
                 Class A                               15,860
                                                -------------
                                                      294,956
                                                -------------
            COMMUNICATIONS EQUIPMENT
                 --2.4%
    1,277   Arris Group, Inc. (a)                      18,926
      396   Bel Fuse, Inc., Class B                    11,975
      434   Black Box Corp.                            17,469
      182   Blue Coat Systems, Inc. (a)                 8,869
      958   C-COR, Inc. (a)                            12,885
      290   Comtech Telecommunications
                 Corp. (a)                             12,606
      914   Digi International, Inc. (a)               13,052
      548   Ditech Networks, Inc. (a)                   4,088
      620   NETGEAR, Inc. (a)                          17,149
      534   Symmetricom, Inc. (a)                       3,984
      426   Tollgrade Communications, Inc. (a)          4,396
      280   ViaSat, Inc. (a)                            8,016
                                                -------------
                                                      133,415
                                                -------------
            COMPUTERS & PERIPHERALS--1.8%
    3,536   Adaptec, Inc. (a)                          12,376
    1,194   Hutchinson Technology, Inc. (a)            23,952
      212   Intevac, Inc. (a)                           3,445
      422   Komag, Inc. (a)                            13,508
      863   Novatel Wireless, Inc. (a)                 18,580
      382   Stratasys, Inc. (a)                        16,812
      376   Synaptics, Inc. (a)                        13,205
                                                -------------
                                                      101,878
                                                -------------
            CONSTRUCTION & ENGINEERING
                 --0.3%
      152   EMCOR Group, Inc. (a)                       5,457
      278   URS Corp. (a)                              13,694
                                                -------------
                                                       19,151
                                                -------------
            CONSTRUCTION MATERIALS--0.2%
      172   Texas Industries, Inc.                     13,555
                                                -------------
            CONSUMER FINANCE--0.6%
      340   Cash America International, Inc.           12,451
      575   First Cash Financial Services,
                 Inc. (a)                              12,529
      210   World Acceptance Corp. (a)                  6,760
                                                -------------
                                                       31,740
                                                -------------
            CONTAINERS & PACKAGING--1.0%
      505   AptarGroup, Inc.                           18,382
    1,072   Chesapeake Corp. (a)                       11,953
      203   Myers Industries, Inc.                      4,342


            CONTAINERS & PACKAGING
                 (CONTINUED)
      708   Rock-Tenn Co., Class A              $      21,750
                                                -------------
                                                       56,427
                                                -------------
            DISTRIBUTORS--1.2%
      346   Audiovox Corp., Class A (a)                 3,502
    1,266   Building Materials Holding Corp.           17,585
      543   Keystone Automotive Industries,
                 Inc. (a)                              25,390
      728   LKQ Corp. (a)                              20,697
                                                -------------
                                                       67,174
                                                -------------
            DIVERSIFIED CONSUMER SERVICES
                 --0.9%
      230   Bright Horizons Family Solutions,
                 Inc. (a)                               8,924
       64   CPI Corp.                                   3,759
      280   Pre-Paid Legal Services, Inc. (a)          14,756
      354   Universal Technical Institute,
                 Inc. (a)                               7,657
      368   Vertrue, Inc. (a)                          18,183
                                                -------------
                                                       53,279
                                                -------------
            DIVERSIFIED FINANCIAL SERVICES
                 --0.4%
      150   Financial Federal Corp.                     4,253
      374   Portfolio Recovery Associates,
                 Inc. (a) 19,541
                                                -------------
                                                       23,794
                                                -------------
            DIVERSIFIED TELECOMMUNICATION
                 SERVICES--0.3%
      589   CT Communications, Inc.                    18,053
                                                -------------
            ELECTRIC UTILITIES--1.8%
      190   ALLETE, Inc.                                8,330
      596   Central Vermont Public Service
                 Corp.                                 20,264
      733   Cleco Corp.                                17,409
      914   El Paso Electric Co. (a)                   21,268
      542   UIL Holdings Corp.                         16,032
      683   Unisource Energy Corp.                     20,784
                                                -------------
                                                      104,087
                                                -------------
            ELECTRICAL EQUIPMENT--1.5%
      298   Acuity Brands, Inc.                        17,612
      338   A.O. Smith Corp.                           16,410
       92   Baldor Electric Co.                         4,199
       82   Belden, Inc.                                4,492
      386   Regal-Beloit Corp.                         19,578
      418   Woodward Governor Co.                      24,139
                                                -------------
                                                       86,430
                                                -------------


Page 64              See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ELECTRONIC EQUIPMENT &
                 INSTRUMENTS--5.4%
      634   Aeroflex, Inc. (a)                  $       8,895
      399   Agilysys, Inc.                              7,665
      238   Anixter International, Inc. (a)            19,671
    1,377   Bell Microproducts, Inc. (a)                8,648
      596   Benchmark Electronics, Inc. (a)            13,231
      356   Checkpoint Systems, Inc. (a)                8,213
      294   Coherent, Inc. (a)                          8,511
    1,064   CTS Corp.                                  13,555
      216   Electro Scientific Industries, Inc. (a)     4,741
      388   FLIR Systems, Inc. (a)                     16,936
      386   Gerber Scientific, Inc. (a)                 4,007
      597   Insight Enterprises, Inc. (a)              13,468
      116   Itron, Inc. (a)                             9,214
      806   LoJack Corp. (a)                           17,184
    1,148   Methode Electronics, Inc.                  18,563
      302   MTS Systems Corp.                          12,609
      870   Newport Corp. (a)                          11,371
      478   Park Electrochemical Corp.                 14,173
      196   Plexus Corp. (a)                            4,753
      122   Rogers Corp. (a)                            4,409
      702   ScanSource, Inc. (a)                       18,835
      783   Technitrol, Inc.                           20,358
      558   Trimble Navigation Ltd. (a)                18,431
    1,727   TTM Technologies, Inc. (a)                 22,519
      608   X-Rite, Inc. (a)                            8,208
                                                -------------
                                                      308,168
                                                -------------
            ENERGY EQUIPMENT & SERVICES--4.2%
      328   Atwood Oceanics, Inc. (a)                  22,501
      453   Bristow Group, Inc. (a)                    21,486
      205   CARBO Ceramics, Inc.                        9,241
      300   Dril-Quip, Inc. (a)                        14,397
      464   Hornbeck Offshore Services, Inc. (a)       19,975
      863   Input/Output, Inc. (a)                     12,298
      278   Lufkin Industries, Inc.                    16,460
      904   Matrix Service Co. (a)                     20,873
      426   Oceaneering International, Inc. (a)        23,925
      240   SEACOR Holdings, Inc. (a)                  20,933
      637   TETRA Technologies, Inc. (a)               17,715
      286   Unit Corp. (a)                             15,747
      362   W-H Energy Services, Inc. (a)              23,197
                                                -------------
                                                      238,748
                                                -------------
            FOOD & STAPLES RETAILING--1.0%
      330   Casey's General Stores, Inc.                8,227
      536   Great Atlantic & Pacific Tea
                 (The) Co., Inc. (a)                   15,624
      171   Longs Drug Stores Corp.                     8,270
      182   Nash Finch Co.                              7,329
      276   Performance Food Group Co. (a)              7,910
      273   Spartan Stores, Inc.                        7,991
                                                -------------
                                                       55,351
                                                -------------

            FOOD PRODUCTS--1.4%
      396   Corn Products International, Inc.   $      17,670
      134   Flowers Foods, Inc.                         2,747
      166   Hain Celestial Group (The), Inc. (a)        4,497
      238   J & J Snack Foods Corp.                     8,199
      168   Ralcorp Holdings, Inc. (a)                  8,729
      499   Sanderson Farms, Inc.                      19,895
      675   TreeHouse Foods, Inc. (a)                  15,127
                                                -------------
                                                       76,864
                                                -------------
            GAS UTILITIES--3.0%
      747   Atmos Energy Corp.                         20,967
      327   Energen Corp.                              17,302
      422   Laclede Group (The), Inc.                  12,470
      264   New Jersey Resources Corp.                 12,408
      486   Northwest Natural Gas Co.                  20,252
      546   Piedmont Natural Gas Co.                   12,662
      508   South Jersey Industries, Inc.              16,647
      551   Southern Union Co.                         17,015
      664   Southwest Gas Corp.                        20,637
      658   UGI Corp.                                  16,983
                                                -------------
                                                      167,343
                                                -------------
            HEALTH CARE EQUIPMENT &
                 SUPPLIES--3.7%
       62   Analogic Corp.                              4,116
      306   ArthroCare Corp. (a)                       15,490
      306   CONMED Corp. (a)                            8,537
      352   Datascope Corp.                            12,112
      108   DJO, Inc. (a)                               5,128
      278   Greatbatch, Inc. (a)                        8,626
      170   Haemonetics Corp. (a)                       8,401
      162   Hologic, Inc. (a)                           8,392
      210   ICU Medical, Inc. (a)                       6,980
      142   IDEXX Laboratories, Inc. (a)               14,237
      160   Immucor, Inc. (a)                           4,986
      272   Integra LifeSciences Holdings (a)          13,505
      622   Meridian Bioscience, Inc.                  13,889
    2,495   Osteotech, Inc. (a)                        17,889
      330   PolyMedica Corp.                           13,329
      210   Respironics, Inc. (a)                       9,608
      270   SurModics, Inc. (a)                        12,385
      280   Symmetry Medical, Inc. (a)                  4,180
    5,385   Theragenics Corp. (a)                      21,271
       80   Vital Signs, Inc.                           4,161
                                                -------------
                                                      207,222
                                                -------------
            HEALTH CARE PROVIDERS &
                 SERVICES--3.9%
      494   Amedisys, Inc. (a)                         18,698
      378   AMERIGROUP Corp. (a)                       10,463
      408   AMN Healthcare Services, Inc. (a)           8,760
      186   AmSurg Corp. (a)                            4,676
      420   Centene Corp. (a)                           9,076
    1,035   CryoLife, Inc. (a)                          9,884
      672   Gentiva Health Services, Inc. (a)          13,420



              See Notes to Financial Statements                         Page 65

First Trust Small Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS &
                 SERVICES (CONTINUED)
      759   HealthExtras, Inc. (a)              $      20,364
      190   Healthways, Inc. (a)                        8,303
      246   inVentiv Health, Inc. (a)                   8,728
      475   LCA-Vision, Inc.                           16,867
      445   Matria Healthcare, Inc. (a)                11,494
    1,458   Option Care, Inc.                          28,271
      128   Owens & Minor, Inc.                         4,922
       82   Pediatrix Medical Group, Inc. (a)           4,425
    1,261   RehabCare Group, Inc. (a)                  17,868
      637   Res-Care, Inc. (a)                         12,377
      324   Sierra Health Services, Inc. (a)           13,167
                                                -------------
                                                      221,763
                                                -------------
            HOTELS, RESTAURANTS & LEISURE
                 --2.7%
      418   California Pizza Kitchen, Inc. (a)          7,934
      224   CKE Restaurants, Inc.                       3,873
      190   Jack in the Box, Inc. (a)                  12,158
      594   Landry's Restaurants, Inc.                 15,735
      378   Marcus (The) Corp.                          7,439
      168   Monarch Casino & Resort, Inc. (a)           4,753
    1,114   O'Charley's, Inc.                          19,751
      312   Papa John's International, Inc. (a)         8,558
      160   Pinnacle Entertainment, Inc. (a)            4,242
      336   RARE Hospitality International,
                 Inc. (a)                               8,991
      445   Red Robin Gourmet Burgers, Inc. (a)        17,164
      528   Ruth's Chris Steak House, Inc. (a)          8,828
    1,345   Steak n Shake (The) Co. (a)                20,175
      351   Texas Roadhouse, Inc., Class A (a)          4,166
      467   WMS Industries, Inc. (a)                   12,184
                                                -------------
                                                      155,951
                                                -------------
            HOUSEHOLD DURABLES--0.8%
      914   Champion Enterprises, Inc. (a)             10,712
      132   Ethan Allen Interiors, Inc.                 4,509
      208   Libbey, Inc.                                4,150
      338   M/I Homes, Inc.                             8,298
      216   National Presto Industries, Inc.           12,128
      241   Russ Berrie and Co., Inc. (a)               3,709
                                                -------------
                                                       43,506
                                                -------------

            HOUSEHOLD PRODUCTS--0.2%
      766   Central Garden & Pet Co., Class A (a)       9,376
      136   WD-40 Co.                                   4,514
                                                -------------
                                                       13,890
                                                -------------
            INDUSTRIAL CONGLOMERATES--0.5%
      316   Standex International Corp.                 7,489
    1,054   Tredegar Corp.                             19,352
                                                -------------
                                                       26,841
                                                -------------

            INSURANCE--3.5%
      322   Delphi Financial Group, Inc.,
                 Class A                        $      12,935
       88   Infinity Property & Casualty Corp.          3,876
      232   LandAmerica Financial Group, Inc.          17,769
      108   Philadelphia Consolidated Holding
                 Corp. (a)                              3,903
      685   Presidential Life Corp.                    11,172
      322   ProAssurance Corp. (a)                     15,900
      402   RLI Corp.                                  23,317
      434   Safety Insurance Group, Inc.               14,452
      718   SCPIE Holdings, Inc. (a)                   16,133
      668   Selective Insurance Group, Inc.            13,707
      564   Stewart Information Services Corp.         20,575
      140   Tower Group, Inc.                           3,710
      634   United Fire & Casualty Co.                 21,822
      477   Zenith National Insurance Corp.            19,252
                                                -------------
                                                      198,523
                                                -------------
            INTERNET & CATALOG RETAIL--0.8%
      372   Blue Nile, Inc. (a)                        28,127
    1,049   PetMed Express, Inc. (a)                   15,294
                                                -------------
                                                       43,421
                                                -------------
            INTERNET SOFTWARE & SERVICES
                 --0.8%
      375   Bankrate, Inc. (a)                         16,819
      194   InfoSpace, Inc.                             4,039
      514   j2 Global Communications, Inc. (a)         16,777
      544   United Online, Inc.                         7,681
                                                -------------
                                                       45,316
                                                -------------
            IT SERVICES--1.6%
      502   Authorize.Net Holdings, Inc. (a)            8,700
       92   CACI International Inc., Class A (a)        4,088
    2,745   CIBER, Inc. (a)                            20,835
      254   eFunds Corp. (a)                            9,081
      146   ManTech International Corp.,
                 Class A (a)                            4,768
      104   MAXIMUS, Inc.                               4,346
      408   SI International, Inc. (a)                 11,885
    1,249   StarTek, Inc. (a)                          13,689
      946   Sykes Enterprises, Inc. (a)                15,836
                                                -------------
                                                       93,228
                                                -------------
            LEISURE EQUIPMENT & PRODUCTS
                 --1.9%
      907   Arctic Cat, Inc.                           16,435
      798   JAKKS Pacific, Inc. (a)                    18,921
    1,478   K2, Inc. (a)                               21,593
      673   MarineMax, Inc. (a)                        12,585
      248   Polaris Industries, Inc.                   12,241
      460   Pool Corp.                                 15,461
      224   RC2 Corp. (a)                               7,932
                                                -------------
                                                      105,168
                                                -------------


Page 66              See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------
            COMMON STOCKS (CONTINUED)

            LIFE SCIENCES TOOLS & SERVICES
                 --0.9%
      126   Dionex Corp. (a)                    $       8,569
      366   Kendle International, Inc. (a)             13,524
      534   PAREXEL International Corp. (a)            21,590
      282   Pharmanet Development Group,
                 Inc. (a) 7,896
                                                -------------
                                                       51,579
                                                -------------
            MACHINERY--5.0%
      111   Albany International Corp.,
                 Class A                                4,160
      426   Astec Industries, Inc. (a)                 22,224
      260   A.S.V., Inc. (a)                            3,793
      426   Barnes Group, Inc.                         13,291
      286   Cascade Corp.                              19,388
      240   CLARCOR, Inc.                               8,350
      210   EnPro Industries, Inc. (a)                  8,270
      528   Gardner Denver, Inc. (a)                   21,960
      466   IDEX Corp.                                 16,874
      258   Kaydon Corp.                               13,728
      507   Lindsay Corp.                              20,615
    1,537   Lydall, Inc. (a)                           17,752
      280   Manitowoc (The) Co., Inc.                  21,748
      522   Mueller Industries, Inc.                   19,251
      254   Robbins & Myers, Inc.                      13,393
      305   Toro (The) Co.                             17,147
      247   Valmont Industries, Inc.                   18,671
      307   Wabash National Corp.                       3,902
      480   Watts Water Technologies, Inc.,
                 Class A                               16,757
                                                -------------
                                                      281,274
                                                -------------
            MARINE--0.3%
      351   Kirby Corp. (a)                            14,219
                                                -------------
            MEDIA--0.2%
      174   Arbitron, Inc.                              8,665
                                                -------------
            METALS & MINING--2.4%
      375   A.M. Castle & Co.                          12,383
      164   AMCOL International Corp.                   4,695
      535   Brush Engineered Materials, Inc. (a)       20,260
      246   Century Aluminum Co. (a)                   12,679
      312   Chaparral Steel Co.                        26,221
      289   Cleveland-Cliffs, Inc.                     20,019
      369   Quanex Corp.                               16,627
       60   RTI International Metals, Inc. (a)          4,754
      596   Ryerson, Inc.                              19,126
                                                -------------
                                                      136,764
                                                -------------
            MULTILINE RETAIL--0.4%
    1,343   Fred's, Inc.                               15,942
      364   Tuesday Morning Corp.                       4,244
                                                -------------
                                                       20,186
                                                -------------

            MULTI-UTILITIES--0.6%
      834   Avista Corp.                        $      16,530
      400   CH Energy Group, Inc.                      17,740
                                                -------------
                                                       34,270
                                                -------------
            OIL, GAS & CONSUMABLE FUELS
                 --0.7%
      122   Cabot Oil & Gas Corp.                       4,172
      450   Helix Energy Solutions Group,
                Inc. (a)                               17,529
      210   Swift Energy Co. (a)                        8,975
      214   World Fuel Services Corp.                   8,750
                                                -------------
                                                       39,426
                                                -------------
            PAPER & FOREST PRODUCTS--1.4%
    1,451   Buckeye Technologies, Inc. (a)             22,244
      436   Neenah Paper, Inc.                         16,886
    4,525   Pope & Talbot, Inc. (a)                    11,901
      724   Schweitzer-Mauduit International,
                Inc.                                   16,529
    1,005   Wausau Paper Corp.                         11,246
                                                -------------
                                                       78,806
                                                -------------
            PERSONAL PRODUCTS--0.3%
      142   Chattem, Inc. (a)                           7,974
      565   Mannatech, Inc.                             5,317
      100   USANA Health Sciences, Inc. (a)             4,036
                                                -------------
                                                       17,327
                                                -------------
            PHARMACEUTICALS--0.7%
      346   Alpharma, Inc., Class A (a)                 8,577
      206   Bradley Pharmaceuticals, Inc. (a)           3,304
      192   Noven Pharmaceuticals, Inc. (a)             3,410
      190   Sciele Pharma, Inc. (a)                     4,406
    1,627   ViroPharma, Inc. (a)                       20,908
                                                -------------
                                                       40,605
                                                -------------
            REAL ESTATE INVESTMENT TRUSTS
                 --0.8%
      250   Entertainment Properties Trust             11,138
      592   LTC Properties, Inc.                       11,881
      679   Medical Properties Trust, Inc.              7,605
      411   National Retail Properties, Inc.            8,902
      442   Senior Housing Properties Trust             7,638
                                                -------------
                                                       47,164
                                                -------------
            ROAD & RAIL--1.4%
      346   Arkansas Best Corp.                        12,466
      276   Heartland Express, Inc.                     4,115
      598   Kansas City Southern (a)                   20,637
      695   Knight Transportation, Inc.                12,260
      280   Landstar System, Inc.                      12,729
      596   Old Dominion Freight Line, Inc. (a)        17,201
                                                -------------
                                                       79,408
                                                -------------


              See Notes to Financial Statements                         Page 67

First Trust Small Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--4.1%
      991   Advanced Energy Industries,
                 Inc. (a)                       $      17,551
    1,076   AMIS Holdings, Inc. (a)                    11,094
      150   ATMI, Inc. (a)                              4,347
    3,460   Axcelis Technologies, Inc. (a)             19,203
    1,237   Brooks Automation, Inc. (a)                21,733
      126   Cabot Microelectronics Corp. (a)            5,371
      404   Cohu, Inc.                                  8,076
      112   Cymer, Inc. (a)                             4,788
      645   Diodes, Inc. (a)                           17,138
      335   Exar Corp. (a)                              4,734
      138   FEI Co. (a)                                 3,958
      188   Microsemi Corp. (a)                         4,382
      811   MKS Instruments, Inc. (a)                  18,410
    1,207   Pericom Semiconductor Corp. (a)            12,891
    1,509   Photronics, Inc. (a)                       21,156
    1,352   Rudolph Technologies, Inc. (a)             21,158
      611   Skyworks Solutions, Inc. (a)                4,839
      392   Standard Microsystems Corp. (a)            13,089
      448   Varian Semiconductor Equipment
                 Associates, Inc. (a)                  21,056
                                                -------------
                                                      234,974
                                                -------------
            SOFTWARE--2.9%
      152   Ansoft Corp. (a)                            3,844
      339   ANSYS, Inc. (a)                             8,828
    2,631   Captaris, Inc. (a)                         13,497
      983   Concur Technologies, Inc. (a)              23,455
      906   Epicor Software Corp. (a)                  11,832
    1,389   EPIQ Systems, Inc. (a)                     23,683
      197   FactSet Research Systems, Inc.             13,000
      608   Informatica Corp. (a)                       8,476
      915   JDA Software Group, Inc. (a)               20,688
      160   Manhattan Associates, Inc. (a)              4,459
       82   MICROS Systems, Inc. (a)                    4,369
      118   Quality Systems, Inc.                       4,571
      339   Radiant Systems, Inc. (a)                   4,712
      306   SPSS, Inc. (a)                             12,558
      148   THQ, Inc. (a)                               4,256
                                                -------------
                                                      162,228
                                                -------------
            SPECIALTY RETAIL--5.7%
      615   Aaron Rents, Inc.                          14,219
      352   Big 5 Sporting Goods Corp.                  7,522
      554   Brown Shoe Co., Inc.                       11,601
      204   Cato (The) Corp., Class A                   4,219
      502   Charlotte Russe Holding, Inc. (a)           8,921
      174   Children's Place Retail Stores
                 (The), Inc. (a)                        5,935
      262   Christopher & Banks Corp.                   3,909
      218   Dress Barn (The), Inc. (a)                  3,965
    1,971   Finish Line (The), Inc., Class A           13,324
      430   Genesco, Inc. (a)                          21,736


            SPECIALTY RETAIL (CONTINUED)
      222   Group 1 Automotive, Inc.            $       8,329
      226   Guitar Center, Inc. (a)                    13,119
      342   Gymboree (The) Corp. (a)                   14,723
    1,539   Haverty Furniture Cos., Inc.               17,160
      164   Hibbett Sports, Inc. (a)                    4,203
      790   Jo-Ann Stores, Inc. (a)                    18,810
      542   Jos. A. Bank Clothiers, Inc. (a)           18,699
      709   Lithia Motors, Inc., Class A               14,598
      352   Men's Wearhouse (The), Inc.                17,389
    1,114   Pep Boys-Manny, Moe &
                 Jack (The)                            18,860
      277   Select Comfort Corp. (a)                    4,415
      775   Sonic Automotive, Inc., Class A            21,235
      428   Stage Stores, Inc.                          7,636
      732   Stein Mart, Inc.                            7,876
      258   Tractor Supply Co. (a)                     12,260
      402   Tween Brands, Inc. (a)                     15,381
      566   Zale Corp. (a)                             12,016
                                                -------------
                                                      322,060
                                                -------------
            TEXTILES, APPAREL & LUXURY
                 GOODS--3.2%
      522   Crocs, Inc. (a)                            30,965
      222   Deckers Outdoor Corp. (a)                  22,888
      609   Fossil, Inc. (a)                           15,560
      606   Iconix Brand Group, Inc. (a)               11,987
      160   Kellwood Co.                                4,102
      532   Movado Group, Inc.                         15,024
      405   Oxford Industries, Inc.                    16,362
      636   Quiksilver, Inc. (a)                        8,160
      308   Skechers U.S.A., Inc., Class A (a)          6,403
      665   Stride Rite (The) Corp.                    13,546
      510   UniFirst Corp.                             19,156
      448   Volcom, Inc. (a)                           15,895
      162   Wolverine World Wide, Inc.                  4,384
                                                -------------
                                                      184,432
                                                -------------
            THRIFTS & MORTGAGE FINANCE
                 --2.2%
      172   Anchor BanCorp Wisconsin, Inc.              3,844
      895   BankUnited Financial Corp.,
                Class A                                15,072
    1,041   Corus Bankshares, Inc.                     16,927
      340   Dime Community Bancshares                   3,805
      340   Downey Financial Corp.                     18,084
      396   FirstFed Financial Corp. (a)               17,898
    1,491   Flagstar Bancorp, Inc.                     15,954
    1,669   Fremont General Corp. (a)                   9,630
      248   MAF Bancorp, Inc.                          13,025
      450   Triad Guaranty, Inc. (a)                   12,407
                                                -------------
                                                      126,646
                                                -------------


Page 68              See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            TRADING COMPANIES & DISTRIBUTORS
                 --0.5%
      152   Applied Industrial Technologies,
                 Inc.                           $       4,315
      288   Kaman Corp.                                 9,645
      248   Watsco, Inc.                               12,378
                                                -------------
                                                       26,338
                                                -------------
            WATER UTILITIES--0.2%
      252   American States Water Co.                   9,297
                                                -------------


            TOTAL INVESTMENTS--99.6%
            (Cost $6,171,934)                       5,636,097
            NET OTHER ASSETS AND
                 LIABILITIES--0.4%                     24,334
                                                -------------
            NET ASSETS--100.0%                  $   5,660,431
                                                =============

(a) Non-income producing security.



               See Notes to Financial Statements                        Page 69

First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--100.0%
            AEROSPACE & DEFENSE--1.1%
      168   Goodrich Corp.                      $      10,569
      106   Lockheed Martin Corp.                      10,439
      525   Northrop Grumman Corp.                     39,952
                                                -------------
                                                       60,960
                                                -------------
            AIR FREIGHT & LOGISTICS--0.9%
      369   FedEx Corp.                                40,863
      137   United Parcel Service, Inc., Class B       10,374
                                                -------------
                                                       51,237
                                                -------------
            AIRLINES--0.6%
    2,059   Southwest Airlines Co.                     32,244
                                                -------------
            AUTO COMPONENTS--0.2%
       86   Johnson Controls, Inc.                      9,731
                                                -------------
            BEVERAGES--1.0%
      843   Constellation Brands, Inc.,
                 Class A (a)                           18,487
      443   Molson Coors Brewing Co.,
                 Class B                               39,400
                                                -------------
                                                       57,887
                                                -------------
            CAPITAL MARKETS--1.6%
      293   Bear Stearns (The) Cos., Inc.              35,517
      451   E*TRADE Financial Corp. (a)                 8,353
      208   Legg Mason, Inc.                           18,720
      245   Merrill Lynch & Co., Inc.                  18,179
      119   Morgan Stanley                              7,601
                                                -------------
                                                       88,370
                                                -------------
            CHEMICALS--3.8%
      255   Air Products and Chemicals, Inc.           22,024
      156   Ashland, Inc.                               9,525
    1,157   Dow Chemical (The) Co.                     50,306
      636   Eastman Chemical Co.                       43,770
      403   E.I. du Pont de Nemours and Co.            18,832
    1,041   Hercules, Inc. (a)                         21,611
      269   PPG Industries, Inc.                       20,517
      561   Rohm and Haas Co.                          31,708
                                                -------------
                                                      218,293
                                                -------------
            COMMERCIAL BANKS--4.0%
      245   BB&T Corp.                                  9,168
      168   Comerica, Inc.                              8,847
      256   First Horizon National Corp.                8,120
      900   Huntington Bancshares, Inc.                17,280
      894   KeyCorp                                    31,013
       94   M&T Bank Corp.                              9,991
    1,229   National City Corp.                        36,120
      429   PNC Financial Services Group, Inc.         28,593
      301   Regions Financial Corp.                     9,051
      116   SunTrust Banks, Inc.                        9,083
      599   Wachovia Corp.                             28,279


            COMMERCIAL BANKS (CONTINUED)
      283   Wells Fargo & Co.                   $       9,557
      266   Zions Bancorporation                       19,830
                                                -------------
                                                      224,932
                                                -------------
            COMMERCIAL SERVICES & SUPPLIES
                 --1.9%
    2,280   Allied Waste Industries, Inc. (a)          29,344
      150   Avery Dennison Corp.                        9,201
      706   R.R. Donnelley & Sons Co.                  29,836
      273   Robert Half International, Inc.             9,279
      786   Waste Management, Inc.                     29,891
                                                -------------
                                                      107,551
                                                -------------
            COMMUNICATIONS EQUIPMENT--1.3%
    2,791   ADC Telecommunications, Inc. (a)           52,165
      564   Motorola, Inc.                              9,582
      927   Tellabs, Inc. (a)                          10,521
                                                -------------
                                                       72,268
                                                -------------
            COMPUTERS & PERIPHERALS--0.4%
      459   Hewlett-Packard Co.                        21,128
                                                -------------
            CONTAINERS & PACKAGING--1.1%
      925   Bemis Co., Inc.                            27,260
      989   Sealed Air Corp.                           26,950
      162   Temple-Inland, Inc.                         9,417
                                                -------------
                                                       63,627
                                                -------------
            DISTRIBUTORS--0.3%
      413   Genuine Parts Co.                          19,651
                                                -------------
            DIVERSIFIED FINANCIAL SERVICES
                --1.7%
      628   Bank of America Corp.                      29,780
      746   CIT Group, Inc.                            30,721
      195   Citigroup, Inc.                             9,081
      634   JPMorgan Chase & Co.                       27,902
                                                -------------
                                                       97,484
                                                -------------
            DIVERSIFIED TELECOMMUNICATION
                 SERVICES--2.4%
      493   AT&T, Inc.                                 19,306
    1,043   CenturyTel, Inc.                           47,842
    1,340   Citizens Communications Co.                19,336
      158   Embarq Corp.                                9,763
      746   Verizon Communications, Inc.               31,795
      676   Windstream Corp.                            9,302
                                                -------------
                                                      137,344
                                                -------------
            ELECTRIC UTILITIES--5.2%
      682   American Electric Power Co., Inc.          29,660
    2,795   Duke Energy Corp.                          47,599
      191   Entergy Corp.                              19,092
      632   FirstEnergy Corp.                          38,394
      361   FPL Group, Inc.                            20,841


Page 70               See Notes to Financial Statements

First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ELECTRIC UTILITIES (CONTINUED)
    1,284   Pinnacle West Capital Corp.         $      48,124
      213   PPL Corp.                                  10,041
    1,123   Progress Energy, Inc.                      49,030
      895   Southern Co.                               30,108
                                                -------------
                                                      292,889
                                                -------------
            ELECTRONIC EQUIPMENT &
                 INSTRUMENTS--1.2%
    1,705   Molex, Inc.                                48,320
    5,561   Solectron Corp. (a)                        20,909
                                                -------------
                                                       69,229
                                                -------------
            ENERGY EQUIPMENT & SERVICES
                 --3.1%
      487   Baker Hughes, Inc.                         38,497
      838   ENSCO International, Inc.                  51,177
      890   Halliburton Co.                            32,058
    1,249   Rowan Cos., Inc.                           52,695
                                                -------------
                                                      174,427
                                                -------------
            FOOD & STAPLES RETAILING--1.8%
      728   Kroger (The) Co.                           18,899
    1,203   Safeway, Inc.                              38,340
      884   SUPERVALU, Inc.                            36,836
      261   Whole Foods Market, Inc.                    9,667
                                                -------------
                                                      103,742
                                                -------------
            FOOD PRODUCTS--1.9%
    1,546   Archer-Daniels-Midland Co.                 51,946
    1,284   Dean Foods Co. (a)                         36,941
      171   General Mills, Inc.                         9,511
      283   Kraft Foods, Inc., Class A                  9,268
                                                -------------
                                                      107,666
                                                -------------
            GAS UTILITIES--0.7%
      954   Nicor, Inc.                                37,597
                                                -------------
            HEALTH CARE PROVIDERS &
                 SERVICES--0.9%
      202   Aetna, Inc.                                 9,710
      167   McKesson Corp.                              9,646
      385   WellPoint, Inc. (a)                        28,921
                                                -------------
                                                       48,277
                                                -------------
            HOTELS, RESTAURANTS & LEISURE
                 --1.3%
      839   Carnival Corp.                             37,176
      457   Starwood Hotels & Resorts
                 Worldwide, Inc.                       28,773
      275   Wyndham Worldwide Corp.                     9,254
                                                -------------
                                                       75,203
                                                -------------

            HOUSEHOLD DURABLES--3.5%
      249   Fortune Brands, Inc.                $      20,244
    1,299   KB Home                                    41,321
    2,320   Leggett & Platt, Inc.                      48,095
      840   Lennar Corp., Class A                      25,754
      912   Pulte Homes, Inc.                          17,638
      337   Stanley Works (The)                        18,646
      276   Whirlpool Corp.                            28,182
                                                -------------
                                                      199,880
                                                -------------
            HOUSEHOLD PRODUCTS--0.4%
      306   Kimberly-Clark Corp.                       20,585
                                                -------------
            INDUSTRIAL CONGLOMERATES--1.6%
      353   3M Co.                                     31,389
    1,211   Tyco International Ltd.                    57,268
                                                -------------
                                                       88,657
                                                -------------
            INSURANCE--8.9%
      818   ACE Ltd.                                   47,215
      666   Allstate (The) Corp.                       35,398
      521   Assurant, Inc.                             26,425
      945   Chubb (The) Corp.                          47,637
      708   Cincinnati Financial Corp.                 27,754
      595   Genworth Financial, Inc., Class A          18,159
      311   Hartford Financial Services Group
                 (The), Inc.                           28,572
      140   Lincoln National Corp.                      8,445
      802   Loews Corp.                                38,015
      323   Marsh & McLennan Cos., Inc.                 8,899
      658   MBIA, Inc.                                 36,914
      102   Prudential Financial, Inc.                  9,040
      822   SAFECO Corp.                               48,061
      305   Torchmark Corp.                            18,770
      956   Travelers (The) Cos., Inc.                 48,545
      383   Unum Group                                  9,307
      607   XL Capital Ltd., Class A                   47,261
                                                -------------
                                                      504,417
                                                -------------
            INTERNET SOFTWARE & SERVICES
                 --0.5%
      967   VeriSign, Inc. (a)                         28,710
                                                -------------
            IT SERVICES--1.8%
      692   Computer Sciences Corp. (a)                38,531
    1,688   Convergys Corp. (a)                        32,156
    1,107   Electronic Data Systems Corp.              29,878
                                                -------------
                                                      100,565
                                                -------------
            LEISURE EQUIPMENT & PRODUCTS
                 --1.4%
    1,568   Brunswick Corp.                            43,842
      652   Hasbro, Inc.                               18,269
      809   Mattel, Inc.                               18,534
                                                -------------
                                                       80,645
                                                -------------


               See Notes to Financial Statements                        Page 71

First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            LIFE SCIENCES TOOLS & SERVICES
                 --0.2%
      383   PerkinElmer, Inc.                   $      10,659
                                                -------------
            MACHINERY--3.5%
      303   Cummins, Inc.                              35,966
      401   Dover Corp.                                20,451
      220   Eaton Corp.                                21,380
      566   Illinois Tool Works, Inc.                  31,158
      373   Ingersoll-Rand Co., Ltd., Class A          18,769
      235   PACCAR, Inc.                               19,228
      523   Parker Hannifin Corp.                      51,610
                                                -------------
                                                      198,562
                                                -------------
            MEDIA--4.4%
      921   CBS Corp., Class B                         29,214
    1,328   DIRECTV Group (The), Inc. (a)              29,760
      448   E.W. Scripps (The) Co., Class A            18,355
      931   Gannett Co., Inc.                          46,457
      471   News Corp., Class A                         9,948
    1,945   Time Warner, Inc.                          37,461
    1,392   Tribune Co.                                38,920
    1,199   Walt Disney (The) Co.                      39,567
                                                -------------
                                                      249,682
                                                -------------
            METALS & MINING--2.1%
    1,010   Alcoa, Inc.                                38,582
      371   Freeport-McMoRan Copper &
                 Gold, Inc.                            34,867
      471   United States Steel Corp.                  46,294
                                                -------------
                                                      119,743
                                                -------------
            MULTILINE RETAIL--2.5%
    1,424   Dillard's, Inc., Class A                   42,564
      424   J. C. Penney Co., Inc.                     28,849
    1,029   Macy's, Inc.                               37,116
      241   Sears Holdings Corp. (a)                   32,966
                                                -------------
                                                      141,495
                                                -------------
            MULTI-UTILITIES--8.4%
      835   Ameren Corp.                               40,063
    1,176   CenterPoint Energy, Inc.                   19,380
    1,189   CMS Energy Corp.                           19,214
    1,133   Consolidated Edison, Inc.                  49,489
      237   Dominion Resources, Inc.                   19,960
    1,061   DTE Energy Co.                             49,209
      605   Integrys Energy Group, Inc.                29,941
      975   KeySpan Corp.                              40,511
    2,470   NiSource, Inc.                             47,103
      904   PG&E Corp.                                 38,700
      691   Sempra Energy                              36,430
    2,382   TECO Energy, Inc.                          38,445
    2,499   Xcel Energy, Inc.                          50,731
                                                -------------
                                                      479,176
                                                -------------


            OFFICE ELECTRONICS--0.7%
    2,214   Xerox Corp. (a)                     $      38,656
                                                -------------
            OIL, GAS & CONSUMABLE FUELS
                 --5.3%
      607   Chevron Corp.                              51,753
      652   ConocoPhillips                             52,707
      868   Hess Corp.                                 53,121
      853   Marathon Oil Corp.                         47,086
      884   Occidental Petroleum Corp.                 50,140
      692   Valero Energy Corp.                        46,371
                                                -------------
                                                      301,178
                                                -------------
            PAPER & FOREST PRODUCTS--1.5%
    1,310   International Paper Co.                    48,562
      283   MeadWestvaco Corp.                          9,209
      389   Weyerhaeuser Co.                           27,712
                                                -------------
                                                       85,483
                                                -------------
            PHARMACEUTICALS--1.4%
    2,500   King Pharmaceuticals, Inc. (a)             42,525
    1,600   Pfizer, Inc.                               37,616
                                                -------------
                                                       80,141
                                                -------------
            REAL ESTATE INVESTMENT TRUSTS
                 --0.8%
      501   Boston Properties, Inc.                    47,339
                                                -------------
            ROAD & RAIL--3.5%
      361   Burlington Northern Santa Fe Corp.         29,653
      908   CSX Corp.                                  43,048
      778   Norfolk Southern Corp.                     41,841
      951   Ryder System, Inc.                         51,706
      267   Union Pacific Corp.                        31,810
                                                -------------
                                                      198,058
                                                -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--4.1%
      265   Analog Devices, Inc.                        9,394
    1,544   Applied Materials, Inc.                    34,030
      861   Intel Corp.                                20,337
    5,450   LSI Corp. (a)                              39,240
      299   Maxim Integrated Products, Inc.             9,478
    4,083   Micron Technology, Inc. (a)                48,465
    1,803   Novellus Systems, Inc. (a)                 51,422
    1,164   Teradyne, Inc. (a)                         18,263
                                                -------------
                                                      230,629
                                                -------------
            SPECIALTY RETAIL--2.7%
    1,823   AutoNation, Inc. (a)                       35,512
    1,071   Gap (The), Inc.                            18,421
      746   Limited Brands, Inc.                       18,016
    1,013   Office Depot, Inc. (a)                     25,284
    1,041   OfficeMax, Inc.                            34,228
      308   Sherwin-Williams (The) Co.                 21,465
                                                -------------
                                                      152,926
                                                -------------


Page 72               See Notes to Financial Statements

First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            THRIFTS & MORTGAGE FINANCE
                 --0.9%
      900   MGIC Investment Corp.               $      34,794
      480   Washington Mutual, Inc.                    18,014
                                                -------------
                                                       52,808
                                                -------------
            TOBACCO--0.3%
      142   Altria Group, Inc.                          9,439
      153   Reynolds American, Inc.                     9,359
                                                -------------
                                                       18,798
                                                -------------
            WIRELESS TELECOMMUNICATION
                 SERVICES--1.2%
      455   ALLTEL Corp.                               30,007
    1,976   Sprint Nextel Corp.                        40,568
                                                -------------
                                                       70,575
                                                -------------


            TOTAL INVESTMENTS)--100.0%
            (Cost $6,202,618)                       5,671,104
            NET OTHER ASSETS AND
                 LIABILITIES--(0.0%)                   (1,862)
                                                -------------
            NET ASSETS--100.0%                  $   5,669,242
                                                =============

(a) Non-income producing security.


               See Notes to Financial Statements                        Page 73

First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007

   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCK--100.0%
            AEROSPACE & DEFENSE--4.5%
      468   Boeing (The) Co.                    $      48,405
      431   General Dynamics Corp.                     33,859
      594   L-3 Communications Holdings, Inc.          57,951
      477   Precision Castparts Corp.                  65,377
      318   Rockwell Collins, Inc.                     21,847
      476   United Technologies Corp.                  34,734
                                                -------------
                                                      262,173
                                                -------------
            AIR FREIGHT & LOGISTICS--0.5%
      642   C.H. Robinson Worldwide, Inc.              31,233
                                                -------------
            BEVERAGES--0.7%
      154   Brown-Forman Corp., Class B                10,232
      215   Coca-Cola (The) Co.                        11,204
      668   Pepsi Bottling Group (The), Inc.           22,351
                                                -------------
                                                       43,787
                                                -------------
            BIOTECHNOLOGY--1.6%
      420   Biogen Idec, Inc. (a)                      23,747
      392   Celgene Corp. (a)                          23,740
      175   Genzyme Corp. (a)                          11,037
      870   Gilead Sciences, Inc. (a)                  32,390
                                                -------------
                                                       90,914
                                                -------------
            BUILDING PRODUCTS--0.9%
      981   American Standard Cos., Inc.               53,023
                                                -------------
            CAPITAL MARKETS--5.7%
      708   Ameriprise Financial, Inc.                 42,671
      548   Charles Schwab (The) Corp.                 11,031
      293   Federated Investors, Inc., Class B         10,551
      340   Franklin Resources, Inc.                   43,306
      265   Goldman Sachs Group (The), Inc.            49,910
    1,616   Janus Capital Group, Inc.                  48,577
      604   Lehman Brothers Holdings, Inc.             37,448
      350   Northern Trust Corp.                       21,861
      329   State Street Corp.                         22,053
      867   T. Rowe Price Group, Inc.                  45,197
                                                -------------
                                                      332,605
                                                -------------
            CHEMICALS--2.5%
      647   International Flavors &
                 Fragrances, Inc.                      32,421
      856   Monsanto Co.                               55,169
      625   Praxair, Inc.                              47,888
      264   Sigma-Aldrich Corp.                        11,964
                                                -------------
                                                      147,442
                                                -------------
            COMMERCIAL BANKS--1.3%
      912   Commerce Bancorp, Inc.                     30,506
      489   Compass Bancshares, Inc.                   33,879
      366   Synovus Financial Corp.                    10,233
                                                -------------
                                                       74,618
                                                -------------

            COMMERCIAL SERVICES &
                 SUPPLIES--0.7%
      285   Cintas Corp., Class A               $      10,420
      760   Equifax, Inc.                              30,749
                                                -------------
                                                       41,169
                                                -------------
            COMMUNICATIONS EQUIPMENT
                 --3.8%
    3,435   Avaya, Inc. (a)                            56,815
    1,245   Ciena Corp. (a)                            45,480
    1,211   Cisco Systems, Inc. (a)                    35,010
      880   Corning, Inc. (a)                          20,979
    1,787   Juniper Networks, Inc. (a)                 53,539
      259   QUALCOMM, Inc.                             10,787
                                                -------------
                                                      222,610
                                                -------------
            COMPUTERS & PERIPHERALS--5.0%
      474   Apple, Inc. (a)                            62,454
    1,576   Dell, Inc. (a)                             44,081
    3,196   EMC Corp. (a)                              59,158
      321   International Business Machines Corp.      35,519
      856   NCR Corp. (a)                              44,700
      689   SanDisk Corp. (a)                          36,951
    2,138   Sun Microsystems, Inc. (a)                 10,904
                                                -------------
                                                      293,767
                                                -------------
            CONSTRUCTION & ENGINEERING--1.0%
      519   Fluor Corp.                                59,950
                                                -------------
            CONSTRUCTION MATERIALS--0.3%
      196   Vulcan Materials Co.                       18,761
                                                -------------
            CONSUMER FINANCE--1.2%
      368   American Express Co.                       21,543
      143   Capital One Financial Corp.                10,119
      781   SLM Corp. (a)                              38,401
                                                -------------
                                                       70,063
                                                -------------
            CONTAINERS & PACKAGING--1.0%
    1,088   Ball Corp.                                 55,782
                                                -------------
            DIVERSIFIED CONSUMER SERVICES
                 --0.7%
      577   Apollo Group, Inc., Class A (a)            34,106
      481   H&R Block, Inc.                             9,596
                                                -------------
                                                       43,702
                                                -------------
            ELECTRIC UTILITIES--1.3%
      217   Allegheny Energy, Inc. (a)                 11,334
      802   Edison International$                      42,417
      310   Exelon Corp.                               21,747
                                                -------------
                                                       75,498
                                                -------------
            ELECTRICAL EQUIPMENT--1.9%
    1,013   Cooper Industries Ltd., Class A            53,608
      721   Emerson Electric Co.                       33,937


Page 74               See Notes to Financial Statements

First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

           COMMON STOCK (CONTINUED)
            ELECTRICAL EQUIPMENT (CONTINUED)
      324   Rockwell Automation, Inc.           $      22,677
                                                -------------
                                                      110,222
                                                -------------
            ELECTRONIC EQUIPMENT &
                 INSTRUMENTS--0.9%
      293   Agilent Technologies, Inc. (a)             11,178
      510   Jabil Circuit, Inc.                        11,490
    1,000   Tektronix, Inc.                            32,850
                                                -------------
                                                       55,518
                                                -------------
            ENERGY EQUIPMENT & SERVICES--6.8%
    1,011   Nabors Industries Ltd. (a)                 29,562
      555   National Oilwell Varco, Inc. (a)           66,661
      593   Noble Corp.                                60,759
      681   Schlumberger Ltd.                          64,504
      986   Smith International, Inc.                  60,550
      546   Transocean, Inc. (a)                       58,668
    1,047   Weatherford International Ltd. (a)         57,931
                                                -------------
                                                      398,635
                                                -------------
            FOOD & STAPLES RETAILING--1.1%
    1,234   CVS Caremark Corp.                         43,424
      468   Wal-Mart Stores, Inc.                      21,505
                                                -------------
                                                       64,929
                                                -------------
            FOOD PRODUCTS--0.4%
      407   Wm. Wrigley Jr. Co.                        23,476
                                                -------------
            GAS UTILITIES--0.6%
      638   Questar Corp.                              32,851
                                                -------------
            HEALTH CARE EQUIPMENT &
                 SUPPLIES--2.1%
      599   Baxter International, Inc.                 31,507
      492   Biomet, Inc. (a)                           22,401
      813   St. Jude Medical, Inc. (a)                 35,073
      357   Stryker Corp.                              22,288
      132   Zimmer Holdings, Inc. (a)                  10,264
                                                -------------
                                                      121,533
                                                -------------
            HEALTH CARE PROVIDERS &
                 SERVICES--5.5%
      478   Cardinal Health, Inc.                      31,419
      861   CIGNA Corp.                                44,462
      585   Coventry Health Care, Inc. (a)             32,649
    1,157   Express Scripts, Inc. (a)                  58,000
      739   Humana, Inc. (a)                           47,363
      287   Laboratory Corp. of America
                 Holdings (a)                          21,195
      886   Manor Care, Inc.                           56,128
      302   Patterson Cos., Inc. (a)                   10,833
      440   UnitedHealth Group, Inc.                   21,309
                                                -------------
                                                      323,358
                                                -------------

            HEALTH CARE TECHNOLOGY--0.5%
    1,050   IMS Health, Inc.                    $      29,537
                                                -------------
            HOTELS, RESTAURANTS & LEISURE
                 --2.4%
      256   Darden Restaurants, Inc.                   10,898
      264   Harrah's Entertainment, Inc.               22,358
      672   Hilton Hotels Corp.                        29,709
      886   McDonald's Corp.                           42,413
    1,031   Yum! Brands, Inc.                          33,033
                                                -------------
                                                      138,411
                                                -------------
            HOUSEHOLD DURABLES--1.0%
      127   Black & Decker (The) Corp.                 10,994
      385   Harman International Industries, Inc.      44,660
                                                -------------
                                                       55,654
                                                -------------
            INDEPENDENT POWER PRODUCERS &
                 ENERGY TRADERS--1.1%
    1,028   AES (The) Corp. (a)                        20,200
      516   Constellation Energy Group                 43,241
                                                -------------
                                                       63,441
                                                -------------
            INDUSTRIAL CONGLOMERATES--0.2%
      294   General Electric Co.                       11,395
                                                -------------
            INSURANCE--0.9%
      219   AFLAC, Inc.                                11,414
      161   American International Group, Inc.         10,333
      523   MetLife, Inc.                              31,495
                                                -------------
                                                       53,242
                                                -------------
            INTERNET & CATALOG RETAIL--1.1%
      845   Amazon.com, Inc. (a)                       66,366
                                                -------------
            INTERNET SOFTWARE & SERVICES--0.8%
       86   Google, Inc., Class A (a)                  43,860
                                                -------------
            IT SERVICES--2.1%
      397   Affiliated Computer Services,
                 Inc., Class A (a)                     21,303
    1,066   Fidelity National Information
                 Services, Inc.                        52,906
      688   First Data Corp.                           21,872
      594   Fiserv, Inc. (a)                           29,355
                                                -------------
                                                      125,436
                                                -------------
            LIFE SCIENCES TOOLS & SERVICES
                 --1.9%
      449   Millipore Corp. (a)                        35,296
      870   Thermo Fisher Scientific, Inc. (a)         45,422
      568   Waters Corp. (a)                           33,092
                                                -------------
                                                      113,810
                                                -------------
            MACHINERY--5.0%
      575   Caterpillar, Inc.                          45,310
      298   Danaher Corp.                              22,255


               See Notes to Financial Statements                        Page 75

First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCK (CONTINUED)
            MACHINERY (CONTINUED)
      479   Deere & Co.                         $      57,681
      847   ITT Corp.                                  53,259
    1,258   Pall Corp.                                 52,232
      711   Terex Corp. (a)                            61,324
                                                -------------
                                                      292,061
                                                -------------
            MEDIA--2.0%
      595   Clear Channel Communications, Inc.         21,956
    1,200   Comcast Corp., Class A (a)                 31,523
      165   McGraw-Hill (The) Cos., Inc.                9,983
      548   Meredith Corp.                             30,957
      213   Omnicom Group, Inc.                        11,048
      270   Viacom, Inc., Class B (a)                  10,341
                                                -------------
                                                      115,808
                                                -------------
            METALS & MINING--0.9%
      429   Allegheny Technologies, Inc.               45,015
      192   Nucor Corp.                                 9,638
                                                -------------
                                                       54,653
                                                -------------
            MULTILINE RETAIL--3.0%
    1,529   Big Lots, Inc. (a)                         39,540
    1,685   Family Dollar Stores, Inc.                 49,909
      317   Kohl's Corp. (a)                           19,274
      440   Nordstrom, Inc.                            20,935
      707   Target Corp.                               42,823
                                                -------------
                                                      172,481
                                                -------------
            OIL, GAS & CONSUMABLE FUELS
                 --6.5%
      865   Anadarko Petroleum Corp.                   43,535
      414   Apache Corp.                               33,468
    1,300   Chesapeake Energy Corp.                    44,252
      244   CONSOL Energy, Inc.                        10,163
      287   Devon Energy Corp.                         21,413
      402   Exxon Mobil Corp.                          34,222
      757   Murphy Oil Corp.                           46,964
      465   Peabody Energy Corp.                       19,651
      726   Sunoco, Inc.                               48,440
    1,067   Williams (The) Cos., Inc.                  34,411
      749   XTO Energy, Inc.                           40,843
                                                -------------
                                                      377,362
                                                -------------
            PERSONAL PRODUCTS--0.4%
      306   Avon Products, Inc.                        11,019
      247   Estee Lauder (The) Cos., Inc.,
                 Class A                               11,120
                                                -------------
                                                       22,139
                                                -------------
            PHARMACEUTICALS--2.5%
      224   Barr Pharmaceuticals, Inc. (a)             11,473
    1,900   Schering-Plough Corp.                      54,226
    1,778   Watson Pharmaceuticals, Inc. (a)           54,087


            PHARMACEUTICALS (CONTINUED)
      588   Wyeth                               $      28,530
                                                -------------
                                                      148,316
                                                -------------
            REAL ESTATE MANAGEMENT &
                 DEVELOPMENT--0.7%
    1,233   CB Richard Ellis Group, Inc.,
                 Class A (a)                           43,056
                                                -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--4.9%
    1,525   Altera Corp.                               35,380
      614   KLA-Tencor Corp.                           34,869
      311   Linear Technology Corp.                    11,087
      736   MEMC Electronic Materials, Inc. (a)        45,132
      796   National Semiconductor Corp.               20,688
    1,400   NVIDIA Corp. (a)                           64,064
    2,910   PMC-Sierra, Inc. (a)                       22,174
    1,195   Texas Instruments, Inc.                    42,052
      420   Xilinx, Inc.                               10,500
                                                -------------
                                                      285,946
                                                -------------
            SOFTWARE--2.6%
      956   Autodesk, Inc. (a)                         40,506
      435   CA, Inc.                                   10,910
      334   Citrix Systems, Inc. (a)                   12,081
      382   Microsoft Corp.                            11,074
    2,282   Oracle Corp. (a)                           43,631
    1,670   Symantec Corp. (a)                         32,064
                                                -------------
                                                      150,266
                                                -------------
            SPECIALTY RETAIL--3.5%
      308   Abercrombie & Fitch Co., Class A           21,529
      329   AutoZone, Inc. (a)                         41,720
      572   Home Depot (The), Inc.                     21,261
    1,745   RadioShack Corp.                           43,852
    1,090   Tiffany & Co.                              52,593
      818   TJX (The) Cos., Inc.                       22,700
                                                -------------
                                                      203,655
                                                -------------
            TEXTILES, APPAREL & LUXURY
                 GOODS--2.6%
      475   Coach, Inc. (a)                            21,594
      772   NIKE, Inc., Class B                        43,579
      590   Polo Ralph Lauren Corp.                    52,716
      368   VF Corp.                                   31,571
                                                -------------
                                                      149,460
                                                -------------
            THRIFTS & MORTGAGE FINANCE
                 --0.5%
      619   Countrywide Financial Corp.                17,437
      185   Freddie Mac                                10,595
                                                -------------
                                                       28,032
                                                -------------

Page 76               See Notes to Financial Statements

First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCK (CONTINUED)
            TRADING COMPANIES & DISTRIBUTORS
                 --0.9%
      622   W.W. Grainger, Inc.                 $      54,338
                                                -------------


            TOTAL INVESTMENTS--100.0%
            (Cost $6,078,689)                       5,846,344
            NET OTHER ASSETS AND
                 LIABILITIES--(0.0%)                   (1,786)
                                                -------------
            NET ASSETS--100.0%                  $   5,844,558
                                                =============


(a) Non-income producing security.

               See Notes to Financial Statements                        Page 77

First Trust Multi Cap Value AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS --100.2%
            AEROSPACE & DEFENSE--0.9%
       71   AAR Corp. (a)                       $       2,118
       83   Esterline Technologies Corp. (a)            3,842
       42   Goodrich Corp.                              2,642
       27   Lockheed Martin Corp.                       2,659
      132   Northrop Grumman Corp.                     10,045
       61   Triumph Group, Inc.                         4,649
                                                -------------
                                                       25,955
                                                -------------
            AIR FREIGHT & LOGISTICS--0.5%
       92   FedEx Corp.                                10,189
       34   United Parcel Service, Inc., Class B        2,574
                                                -------------
                                                       12,763
                                                -------------
            AIRLINES--0.8%
      278   Alaska Air Group, Inc. (a)                  6,486
      286   Frontier Airlines Holdings, Inc. (a)        1,516
      484   Mesa Air Group, Inc. (a)                    3,219
      168   SkyWest, Inc.                               3,748
      516   Southwest Airlines Co.                      8,080
                                                -------------
                                                       23,049
                                                -------------
            AUTO COMPONENTS--0.8%
       45   BorgWarner, Inc.                            3,890
       22   Johnson Controls, Inc.                      2,489
      428   Modine Manufacturing Co.                   10,957
      266   Standard Motor Products, Inc.               3,312
      108   Superior Industries International, Inc.     1,998
                                                -------------
                                                       22,646
                                                -------------
            AUTOMOBILES--0.0%
       55   Monaco Coach Corp.                            767
                                                -------------
            BEVERAGES--0.8%
      211   Constellation Brands, Inc.,
                 Class A (a)                            4,627
      111   Molson Coors Brewing Co.,
                 Class B                                9,873
      236   PepsiAmericas, Inc.                         6,530
                                                -------------
                                                       21,030
                                                -------------
            BUILDING PRODUCTS--0.3%
       28   Apogee Enterprises, Inc.                      721
      106   Gibraltar Industries, Inc.                  2,047
      108   Griffon Corp. (a)                           1,898
       69   Lennox International, Inc.                  2,643
       38   Universal Forest Products, Inc.             1,503
                                                -------------
                                                        8,812
                                                -------------
            CAPITAL MARKETS--1.0%
       73   Bear Stearns (The) Cos., Inc.               8,849
      113   E*TRADE Financial Corp. (a)                 2,093
      106   LaBranche & Co, Inc. (a)                      686
       52   Legg Mason, Inc.                            4,680


            CAPITAL MARKETS (CONTINUED)
       61   Merrill Lynch & Co., Inc.           $       4,526
       30   Morgan Stanley                              1,916
       29   Piper Jaffray Cos., Inc. (a)                1,390
      148   SWS Group, Inc.                             2,612
                                                -------------
                                                       26,752
                                                -------------
            CHEMICALS--4.4%
       66   A. Schulman, Inc.                           1,533
       64   Air Products & Chemicals, Inc.              5,528
       49   Albemarle Corp.                             1,971
       22   Arch Chemicals, Inc.                          778
       39   Ashland, Inc.                               2,381
      122   Cabot Corp.                                 4,926
      121   Cytec Industries, Inc.                      8,106
      290   Dow Chemical (The) Co.                     12,610
      101   E.I. du Pont de Nemours and Co.             4,720
      159   Eastman Chemical Co.                       10,942
       43   FMC Corp.                                   3,833
       88   Georgia Gulf Corp.                          1,425
       54   H.B. Fuller Co.                             1,492
      261   Hercules, Inc. (a)                          5,418
       60   Lubrizol (The) Corp.                        3,760
      339   Material Sciences Corp. (a)                 3,729
      369   Olin Corp.                                  7,701
       30   OM Group, Inc. (a)                          1,453
      147   Penford Corp.                               5,252
      445   PolyOne Corp. (a)                           3,346
       67   PPG Industries, Inc.                        5,110
      136   Quaker Chemical Corp.                       2,954
      141   Rohm & Haas Co.                             7,969
      305   Sensient Technologies Corp.                 7,747
      285   Tronox, Inc., Class B                       3,506
      136   Valspar (The) Corp.                         3,752
                                                -------------
                                                      121,942
                                                -------------
            COMMERCIAL BANKS--3.1%
       13   Alabama National BanCorporation               694
       57   Associated Banc-Corp.                       1,638
       61   BB&T Corp.                                  2,283
       88   Boston Private Financial Holdings, Inc.     2,243
       56   Cathay General Bancorp                      1,714
       71   Central Pacific Financial Corp.             2,003
       46   Chittenden Corp.                            1,539
       42   Comerica, Inc.                              2,212
      160   Community Bank System, Inc.                 2,878
      147   First Commonwealth Financial Corp.          1,394
       64   First Horizon National Corp.                2,030
       67   Greater Bay Bancorp                         1,801
       94   Hanmi Financial Corp.                       1,363
      226   Huntington Bancshares, Inc.                 4,339
       52   Irwin Financial Corp.                         609
      224   KeyCorp                                     7,770
       23   M&T Bank Corp.                              2,445
      308   National City Corp.                         9,051
      107   PNC Financial Services Group, Inc.          7,131

Page 78               See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL BANKS (CONTINUED)
       24   Prosperity Bancshares, Inc.         $         680
       49   Provident Bankshares Corp.                  1,406
       76   Regions Financial Corp.                     2,285
       35   South Financial Group (The), Inc.             755
       55   Sterling Financial Corp.                    1,249
       29   SunTrust Banks, Inc.                        2,271
       72   Susquehanna Bancshares, Inc.                1,246
       68   Umpqua Holdings Corp.                       1,293
      150   Wachovia Corp.                              7,082
       91   Webster Financial Corp.                     3,955
       71   Wells Fargo & Co.                           2,398
       26   Whitney Holding Corp.                         650
       18   Wintrust Financial Corp.                      709
       67   Zions Bancorporation                        4,995
                                                -------------
                                                       86,111
                                                -------------
            COMMERCIAL SERVICES &
                 SUPPLIES--2.8%
      155   ABM Industries, Inc.                        3,900
      572   Allied Waste Industries, Inc. (a)           7,362
      190   Angelica Corp.                              4,148
       38   Avery Dennison Corp.                        2,331
      164   Bowne & Co., Inc.                           2,844
       30   Brink's (The) Co.                           1,835
       24   CDI Corp.                                     679
       46   Consolidated Graphics, Inc. (a)             3,032
      101   G&K Services, Inc., Class A                 3,763
       59   Herman Miller, Inc.                         1,801
       46   HNI Corp.                                   1,878
      282   Kelly Services, Inc., Class A               7,008
      313   Navigant Consulting, Inc. (a)               4,930
       73   On Assignment, Inc. (a)                       732
      177   R.R. Donnelley & Sons Co.                   7,479
       61   Republic Services, Inc.                     1,949
       68   Robert Half International, Inc.             2,311
       45   School Specialty, Inc. (a)                  1,550
      341   Spherion Corp. (a)                          3,011
       48   United Stationers, Inc. (a)                 3,060
       76   Viad Corp.                                  2,732
      128   Volt Information Sciences, Inc. (a)         1,994
      197   Waste Management, Inc.                      7,491
                                                -------------
                                                       77,820
                                                -------------
            COMMUNICATIONS EQUIPMENT--1.1%
      699   ADC Telecommunications, Inc. (a)           13,064
       72   ADTRAN, Inc.                                1,878
       47   Bel Fuse, Inc., Class B                     1,421
       77   Black Box Corp.                             3,099
      160   Digi International, Inc. (a)                2,285
       63   Dycom Industries, Inc. (a)                  1,761
       33   Inter-Tel, Inc.                               819
      141   Motorola, Inc.                              2,396
       93   Symmetricom, Inc. (a)                         694
      232   Tellabs, Inc. (a)                           2,633


            COMMUNICATIONS EQUIPMENT
                 (CONTINUED)
       74   Tollgrade Communications, Inc. (a)  $         764
                                                -------------
                                                       30,814
                                                -------------
            COMPUTERS & PERIPHERALS--0.7%
      618   Adaptec, Inc. (a)                           2,163
      115   Hewlett-Packard Co.                         5,293
      213   Hutchinson Technology, Inc. (a)             4,273
      210   Imation Corp.                               6,569
       37   Intevac, Inc. (a)                             601
      117   Palm, Inc. (a)                              1,746
                                                -------------
                                                       20,645
                                                -------------
            CONSTRUCTION & ENGINEERING
                 --0.1%
       27   EMCOR Group, Inc. (a)                         969
       48   URS Corp. (a)                               2,365
                                                -------------
                                                        3,334
                                                -------------
            CONSTRUCTION MATERIALS--0.1%
       28   Florida Rock Industries, Inc.               1,778
       30   Texas Industries, Inc.                      2,365
                                                -------------
                                                        4,143
                                                -------------
            CONSUMER FINANCE--0.2%
      219   AmeriCredit Corp. (a)                       4,454
       40   Cash America International, Inc.            1,465
                                                -------------
                                                        5,919
                                                -------------
            CONTAINERS & PACKAGING--1.3%
       90   AptarGroup, Inc.                            3,276
      232   Bemis Co., Inc.                             6,837
      187   Chesapeake Corp.                            2,085
       35   Myers Industries, Inc.                        749
      229   Packaging Corp of America                   5,844
      126   Rock-Tenn Co., Class A                      3,871
      248   Sealed Air Corp.                            6,758
       90   Sonoco Products Co.                         3,300
       41   Temple-Inland, Inc.                         2,383
                                                -------------
                                                       35,103
                                                -------------
            DISTRIBUTORS--0.3%
       60   Audiovox Corp., Class A (a)                   607
      226   Building Materials Holding Corp.            3,139
      103   Genuine Parts Co.                           4,901
                                                -------------
                                                        8,647
                                                -------------
            DIVERSIFIED CONSUMER SERVICES
                 --0.3%
       11   CPI Corp.                                     646
      202   Regis Corp.                                 7,042
                                                -------------
                                                        7,688
                                                -------------

               See Notes to Financial Statements                        Page 79

First Trust Multi Cap Value AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            DIVERSIFIED FINANCIAL SERVICES
                 --0.9%
      157   Bank of America Corp.               $       7,445
      187   CIT Group, Inc.                             7,700
       49   Citigroup, Inc.                             2,282
       26   Financial Federal Corp.                       737
      159   JPMorgan Chase & Co.                        6,998
                                                -------------
                                                       25,162
                                                -------------
            DIVERSIFIED TELECOMMUNICATION
                 SERVICES--1.3%
      124   AT&T, Inc.                                  4,856
      250   CenturyTel, Inc.                           11,468
      336   Citizens Communications Co.                 4,848
      105   CT Communications, Inc.                     3,218
       39   Embarq Corp.                                2,410
      187   Verizon Communications, Inc.                7,970
      169   Windstream Corp.                            2,325
                                                -------------
                                                       37,095
                                                -------------
            ELECTRIC UTILITIES--5.0%
       34   ALLETE, Inc.                                1,491
      171   American Electric Power Co., Inc.           7,437
      106   Central Vermont Public Service
                 Corp.                                  3,604
      131   Cleco Corp.                                 3,111
      701   Duke Energy Corp.                          11,938
      163   El Paso Electric Co. (a)                    3,793
       48   Entergy Corp.                               4,798
      158   FirstEnergy Corp.                           9,599
       90   FPL Group, Inc.                             5,196
      266   Great Plains Energy, Inc.                   7,384
      163   Hawaiian Electric Industries, Inc.          3,718
      302   IDACORP, Inc.                               9,350
      205   Northeast Utilities                         5,605
      206   Pepco Holdings, Inc.                        5,576
      322   Pinnacle West Capital Corp.                12,069
       53   PPL Corp.                                   2,498
      281   Progress Energy, Inc.                      12,268
      441   Sierra Pacific Resources (a)                7,007
      224   Southern Co.                                7,535
       97   UIL Holdings Corp.                          2,869
       97   Unisource Energy Corp.                      2,952
      399   Westar Energy, Inc.                         9,185
                                                -------------
                                                      138,983
                                                -------------
            ELECTRICAL EQUIPMENT--0.4%
       59   A.O. Smith Corp.                            2,864
       16   Baldor Electric Co.                           730
       14   Belden, Inc.                                  767
       71   Hubbell, Inc., Class B                      4,093
       51   Regal-Beloit Corp.                          2,587
                                                -------------
                                                       11,041
                                                -------------


            ELECTRONIC EQUIPMENT &
                 INSTRUMENTS--2.7%
       71   Agilysys, Inc.                      $       1,364
       43   Anixter International, Inc. (a)             3,554
      252   Arrow Electronics, Inc. (a)                 9,631
       98   Avnet, Inc. (a)                             3,712
      245   Bell Microproducts, Inc. (a)                1,539
      104   Benchmark Electronics, Inc. (a)             2,309
       52   Coherent, Inc. (a)                          1,505
      186   CTS Corp.                                   2,370
       38   Electro Scientific Industries, Inc. (a)       834
       67   Gerber Scientific, Inc. (a)                   695
      267   Ingram Micro, Inc. Class A (a)              5,353
      104   Insight Enterprises, Inc. (a)               2,346
      549   KEMET Corp. (a)                             3,865
      204   Methode Electronics, Inc.                   3,299
      427   Molex, Inc.                                12,102
      152   Newport Corp. (a)                           1,987
       83   Park Electrochemical Corp.                  2,461
       34   Plexus Corp. (a)                              825
       21   Rogers Corp. (a)                              759
    1,394   Solectron Corp. (a)                         5,241
      612   Vishay Intertechnology, Inc. (a)            9,492
                                                -------------
                                                       75,243
                                                -------------
            ENERGY EQUIPMENT & SERVICES
                 --2.6%
      122   Baker Hughes, Inc.                          9,644
       81   Bristow Group, Inc. (a)                     3,842
      210   ENSCO International, Inc.                  12,825
      223   Halliburton Co.                             8,032
      162   Hanover Compressor Co. (a)                  3,860
      273   Helmerich & Payne, Inc.                     8,837
      313   Rowan Cos., Inc.                           13,206
       43   SEACOR Holdings, Inc. (a)                   3,750
      137   Tidewater, Inc.                             9,374
                                                -------------
                                                       73,370
                                                -------------
            FOOD & STAPLES RETAILING--1.7%
      107   BJ's Wholesale Club, Inc. (a)               3,634
       59   Casey's General Stores, Inc.                1,471
       95   Great Atlantic & Pacific Tea
                 The) Co. (a)                           2,769
      182   Kroger (The) Co.                            4,725
       30   Longs Drug Stores Corp.                     1,451
       32   Nash Finch Co.                              1,289
       49   Performance Food Group Co. (a)              1,404
      257   Ruddick Corp.                               7,145
      301   Safeway, Inc.                               9,592
       49   Spartan Stores, Inc.                        1,434
      221   SUPERVALU, Inc.                             9,209
       65   Whole Foods Market, Inc.                    2,408
                                                -------------
                                                       46,531
                                                -------------
            FOOD PRODUCTS--1.9%
      387   Archer-Daniels-Midland Co.                 13,004


Page 80               See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD PRODUCTS (CONTINUED)
      322   Dean Foods Co. (a)                  $       9,264
       24   Flowers Foods, Inc.                           492
       43   General Mills, Inc.                         2,392
       29   Hain Celestial Group (The), Inc. (a)          786
      155   Hormel Foods Corp.                          5,335
       42   J & J Snack Foods Corp.                     1,447
       29   J.M. Smucker (The) Co.                      1,618
       71   Kraft Foods, Inc., Class A                  2,325
       92   Lancaster Colony Corp.                      3,562
       30   Ralcorp Holdings, Inc. (a)                  1,559
      189   Smithfield Foods, Inc. (a)                  5,870
       68   Tootsie Roll Industries, Inc.               1,702
      120   TreeHouse Foods, Inc. (a)                   2,689
                                                -------------
                                                       52,045
                                                -------------
            GAS UTILITIES--2.1%
      143   AGL Resources, Inc.                         5,391
      133   Atmos Energy Corp.                          3,733
       58   Energen Corp.                               3,069
       74   Laclede Group (The), Inc.                   2,187
       43   National Fuel Gas Co.                       1,864
       46   New Jersey Resources Corp.                  2,162
      239   Nicor, Inc.                                 9,420
       87   Northwest Natural Gas Co.                   3,625
       77   ONEOK, Inc.                                 3,908
       95   Piedmont Natural Gas Co.                    2,203
       90   South Jersey Industries, Inc.               2,949
       98   Southern Union Co.                          3,026
      118   Southwest Gas Corp.                         3,667
      117   UGI Corp.                                   3,020
      237   WGL Holdings, Inc.                          7,096
                                                -------------
                                                       57,320
                                                -------------
            HEALTH CARE EQUIPMENT &
                 SUPPLIES--0.5%
       54   Advanced Medical Optics, Inc. (a)           1,632
       11   Analogic Corp.                                730
       55   CONMED Corp. (a)                            1,535
       61   Datascope Corp.                             2,099
      444   Osteotech, Inc. (a)                         3,183
       49   Symmetry Medical, Inc. (a)                    732
      959   Theragenics Corp. (a)                       3,788
                                                -------------
                                                       13,699
                                                -------------
            HEALTH CARE PROVIDERS &
                 SERVICES--1.4%
       51   Aetna, Inc.                                 2,452
       67   AMERIGROUP Corp. (a)                        1,855
      117   Gentiva Health Services, Inc. (a)           2,336
      315   Kindred Healthcare, Inc. (a)                8,435
      200   LifePoint Hospitals, Inc. (a)               5,910
       78   Matria Healthcare, Inc. (a)                 2,015
       42   McKesson Corp.                              2,426
       52   Omnicare, Inc.                              1,724


            HEALTH CARE PROVIDERS &
                 SERVICES (CONTINUED)
       22   Owens & Minor, Inc.                $          846
      165   RehabCare Group, Inc. (a)                   2,338
      111   Res-Care, Inc. (a)                          2,157
       96   WellPoint, Inc. (a)                         7,212
                                                -------------
                                                       39,706
                                                -------------
            HOTELS, RESTAURANTS & LEISURE
                 --1.5%
      210   Bob Evans Farms, Inc.                       6,815
       74   California Pizza Kitchen, Inc. (a)          1,405
      210   Carnival Corp.                              9,304
       44   CBRL Group, Inc.                            1,691
       39   CKE Restaurants, Inc.                         674
      106   Landry's Restaurants, Inc.                  2,808
       67   Marcus (The) Corp.                          1,319
      198   O'Charley's, Inc.                           3,511
       28   Pinnacle Entertainment, Inc. (a)              742
       60   RARE Hospitality International,
                 Inc. (a)                               1,606
      115   Starwood Hotels & Resorts
                 Worldwide, Inc.                        7,240
      240   Steak n Shake (The) Co. (a)                 3,600
       69   Wyndham Worldwide Corp. (a)                 2,322
                                                -------------
                                                       43,037
                                                -------------
            HOUSEHOLD DURABLES--2.5%
       66   American Greetings Corp., Class A           1,632
      314   Beazer Homes USA, Inc.                      4,393
      163   Champion Enterprises, Inc. (a)              1,910
       23   Ethan Allen Interiors, Inc.                   786
       62   Fortune Brands, Inc.                        5,041
      409   Furniture Brands International, Inc.        4,507
      326   KB Home                                    10,369
      581   Leggett & Platt, Inc.                      12,043
      210   Lennar Corp., Class A                       6,439
       36   Libbey, Inc.                                  718
       60   M/I Homes, Inc.                             1,473
       38   National Presto Industries, Inc.            2,134
      228   Pulte Homes, Inc.                           4,410
       42   Russ Berrie and Co., Inc. (a)                 646
       84   Stanley Works (The)                         4,648
       65   Tupperware Brands Corp.                     1,691
       69   Whirlpool Corp.                             7,046
                                                -------------
                                                       69,886
                                                -------------
            HOUSEHOLD PRODUCTS--0.2%
      136   Central Garden & Pet Co.,
                 Class  A (a)                           1,665
       77   Kimberly-Clark Corp.                        5,179
                                                -------------
                                                        6,844
                                                -------------
            INDUSTRIAL CONGLOMERATES--1.2%
       89   3M Co.                                      7,914
       35   Sequa Corp., Class A (a)                    5,779


               See Notes to Financial Statements                        Page 81

First Trust Multi Cap Value AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INDUSTRIAL CONGLOMERATES (CONTINUED)
       56   Standex International Corp.         $       1,327
      188   Tredegar Corp.                              3,452
      304   Tyco International Ltd.                    14,375
                                                -------------
                                                       32,847
                                                -------------
            INSURANCE--8.1%
      205   ACE Ltd.                                   11,833
      167   Allstate (The) Corp.                        8,876
      227   American Financial Group, Inc               6,376
      131   Assurant, Inc.                              6,644
      237   Chubb (The) Corp.                          11,947
      177   Cincinnati Financial Corp.                  6,938
      279   Commerce Group (The), Inc.                  8,016
       56   Delphi Financial Group, Inc., Class A       2,250
      408   Fidelity National Financial, Inc.,
                 Class A                                8,523
      156   First American Corp.                        7,221
      149   Genworth Financial, Inc., Class A           4,547
      119   Hanover Insurance Group, Inc.               5,223
       78   Hartford Financial Services Group
                 (The), Inc.                            7,166
      273   Horace Mann Educators Corp.                 4,868
       41   LandAmerica Financial Group, Inc.           3,140
       35   Lincoln National Corp.                      2,111
      201   Loews Corp.                                 9,527
       81   Marsh & McLennan Cos., Inc.                 2,232
      165   MBIA, Inc.                                  9,257
      105   Mercury General Corp.                       5,437
      134   Ohio Casualty Corp.                         5,817
      364   Old Republic International Corp.            6,683
      120   Presidential Life Corp.                     1,957
       57   ProAssurance Corp. (a)                      2,815
       81   Protective Life Corp.                       3,485
       26   Prudential Financial, Inc.                  2,304
       71   RLI Corp.                                   4,118
      206   SAFECO Corp.                               12,045
       77   Safety Insurance Group, Inc.                2,564
      128   SCPIE Holdings, Inc. (a)                    2,876
      119   Selective Insurance Group                   2,442
      100   Stewart Information Services Corp.          3,648
       77   Torchmark Corp.                             4,739
      240   Travelers (The) Cos., Inc.                 12,186
      113   United Fire & Casualty Co.                  3,889
      118   Unitrin, Inc.                               5,001
       96   Unum Group                                  2,333
      152   XL Capital Ltd., Class A                   11,835
       85   Zenith National Insurance Corp.             3,431
                                                -------------
                                                      226,300
                                                -------------
            INTERNET & CATALOG RETAIL--0.3%
      499   Netflix, Inc. (a)                           8,598
                                                -------------

            INTERNET SOFTWARE & SERVICES--0.3%
       34   InfoSpace, Inc.                     $         708
       97   United Online, Inc.                         1,370
      242   VeriSign, Inc. (a)                          7,185
                                                -------------
                                                        9,263
                                                -------------
            IT SERVICES--1.6%
       71   Acxiom Corp.                                1,786
       89   Authorize.Net Holdings, Inc. (a)            1,542
       96   CheckFree Corp. (a)                         3,537
      489   CIBER, Inc. (a)                             3,712
      173   Computer Sciences Corp. (a)                 9,633
      423   Convergys Corp. (a)                         8,058
      277   Electronic Data Systems Corp.               7,476
      579   MPS Group, Inc. (a)                         7,718
      218   StarTek, Inc. (a)                           2,389
                                                -------------
                                                       45,851
                                                -------------
            LEISURE EQUIPMENT & PRODUCTS
                 --1.2%
      162   Arctic Cat, Inc.                            2,935
      393   Brunswick Corp.                            10,989
      163   Hasbro, Inc.                                4,567
      142   JAKKS Pacific, Inc. (a)                     3,367
      263   K2, Inc. (a)                                3,842
      118   MarineMax, Inc. (a)                         2,207
      203   Mattel, Inc.                                4,651
       40   RC2 Corp. (a)                               1,416
                                                -------------
                                                       33,974
                                                -------------
            LIFE SCIENCES TOOLS & SERVICES--0.1%
       96   PerkinElmer, Inc.                           2,672
                                                -------------
            MACHINERY--3.3%
       19   Albany International Corp., Class A           712
       74   Barnes Group, Inc.                          2,309
       76   Cummins, Inc.                               9,021
      100   Dover Corp.                                 5,100
       55   Eaton Corp.                                 5,345
      244   Federal Signal Corp.                        3,282
       74   Harsco Corp.                                3,897
      142   Illinois Tool Works, Inc.                   7,817
       94   Ingersoll-Rand Co. Ltd., Class A            4,730
      118   Kennametal, Inc.                            9,046
      274   Lydall, Inc. (a)                            3,165
       93   Mueller Industries, Inc.                    3,430
       77   Nordson Corp.                               3,524
       59   PACCAR, Inc.                                4,827
      131   Parker Hannifin Corp.                      12,926
       49   Pentair, Inc.                               1,774
      107   Timken (The) Co.                            3,574
      133   Trinity Industries, Inc.                    5,085
       54   Wabash National Corp.                         686
       63   Watts Water Technologies, Inc., Class A     2,199
                                                -------------
                                                       92,449
                                                -------------

Page 82               See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MARINE--0.1%
       73   Alexander & Baldwin, Inc.           $       3,958
                                                -------------
            MEDIA--3.4%
      376   Belo Corp., Class A                         6,730
      231   CBS Corp., Class B                          7,327
      333   DIRECTV Group (The), Inc. (a)               7,463
      112   E.W. Scripps (The) Co., Class A             4,589
      233   Gannett Co., Inc.                          11,627
      464   Lee Enterprises, Inc.                       8,171
      291   Media General, Inc., Class A                8,206
      118   News Corp., Class A                         2,492
      162   Scholastic Corp. (a)                        5,213
      487   Time Warner, Inc.                           9,380
      349   Tribune Co.                                 9,758
      300   Walt Disney (The) Co.                       9,900
        5   Washington Post (The) Co.                   3,954
                                                -------------
                                                       94,810
                                                -------------
            METALS & MINING--2.1%
      253   Alcoa, Inc.                                 9,665
       66   A.M. Castle & Co.                           2,179
       29   AMCOL International, Corp.                    830
       95   Brush Engineered Materials, Inc. (a)        3,598
       45   Carpenter Technology Corp.                  5,341
       43   Century Aluminum Co. (a)                    2,216
       93   Freeport-McMoRan Copper &
                 Gold, Inc.                             8,740
       66   Quanex Corp.                                2,974
      106   Ryerson, Inc.                               3,402
      118   United States Steel Corp.                  11,598
      447   Worthington Industries, Inc.                9,253
                                                -------------
                                                       59,796
                                                -------------
            MULTILINE RETAIL--1.4%
      357   Dillard's, Inc., Class A                   10,671
      239   Fred's, Inc.                                2,837
      106   J. C. Penney Co., Inc.                      7,212
      258   Macy's, Inc.                                9,306
       61   Sears Holdings Corp. (a)                    8,344
       63   Tuesday Morning Corp.                         735
                                                -------------
                                                       39,105
                                                -------------
            MULTI-UTILITIES--7.3%
      249   Alliant Energy Corp.                        9,201
      209   Ameren Corp.                               10,028
      148   Avista Corp.                                2,933
      195   Black Hills Corp.                           7,274
      295   CenterPoint Energy, Inc.                    4,862
       71   CH Energy Group, Inc.                       3,149
      298   CMS Energy Corp.                            4,816
      284   Consolidated Edison, Inc.                  12,404
       59   Dominion Resources, Inc.                    4,969
      266   DTE Energy Co.                             12,336
      297   Energy East Corp.                           7,517


            MULTI-UTILITIES (CONTINUED)
      152   Integrys Energy Group, Inc.         $       7,522
      244   KeySpan Corp.                              10,138
      276   MDU Resources Group, Inc.                   7,524
      619   NiSource, Inc.                             11,804
      179   NSTAR                                       5,630
      158   OGE Energy Corp.                            5,238
      226   PG&E Corp.                                  9,675
      279   PNM Resources, Inc.                         7,207
      400   Puget Energy, Inc.                          9,260
      202   SCANA Corp.                                 7,551
      173   Sempra Energy                               9,121
      597   TECO Energy, Inc.                           9,636
      287   Vectren Corp.                               7,166
      131   Wisconsin Energy Corp.                      5,624
      626   Xcel Energy, Inc.                          12,707
                                                -------------
                                                      205,292
                                                -------------
            OFFICE ELECTRONICS--0.4%
      555   Xerox Corp. (a)                             9,690
                                                -------------
            OIL, GAS & CONSUMABLE FUELS
                 --4.6%
      111   Arch Coal, Inc.                             3,318
      152   Chevron Corp.                              12,960
      246   Cimarex Energy Co.                          9,311
      163   ConocoPhillips                             13,177
      209   Encore Acquisition Co. (a)                  5,407
      229   Forest Oil Corp. (a)                        9,268
      217   Hess Corp.                                 13,280
      214   Marathon Oil Corp.                         11,813
      124   Noble Energy, Inc.                          7,581
      222   Occidental Petroleum Corp.                 12,592
      119   Overseas Shipholding Group, Inc.            9,233
      202   Plains Exploration & Production
                 Co. (a)                                8,728
      174   Valero Energy Corp.                        11,660
                                                -------------
                                                      128,328
                                                -------------
            PAPER & FOREST PRODUCTS--1.5%
      155   Bowater, Inc.                               3,041
      259   Buckeye Technologies, Inc. (a)              3,970
      138   Glatfelter                                  1,853
      328   International Paper Co.                    12,160
       99   Louisiana-Pacific Corp.                     1,833
       71   MeadWestvaco Corp.                          2,310
       78   Neenah Paper, Inc.                          3,021
      806   Pope & Talbot, Inc. (a)                     2,120
      129   Schweitzer-Mauduit International,
                 Inc.                                   2,945
      176   Wausau Paper Corp.                          1,969
       97   Weyerhaeuser Co.                            6,911
                                                -------------
                                                       42,133
                                                -------------
            PERSONAL PRODUCTS--0.2%
      245   Alberto-Culver Co.                          5,762
                                                -------------

               See Notes to Financial Statements                        Page 83

First Trust Multi Cap Value AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            PHARMACEUTICALS--0.9%
       62   Alpharma, Inc., Class A (a)         $       1,537
      627   King Pharmaceuticals, Inc. (a)             10,664
      401   Pfizer, Inc.                                9,428
      290   ViroPharma, Inc. (a)                        3,727
                                                -------------
                                                       25,356
                                                -------------
            REAL ESTATE INVESTMENT TRUSTS
                 --1.3%
      126   Boston Properties, Inc.                    11,907
      200   Cousins Properties, Inc.                    5,142
       44   Entertainment Properties Trust              1,960
       45   Hospitality Properties Trust                1,726
      103   LTC Properties, Inc.                        2,067
      121   Medical Properties Trust, Inc.              1,355
       73   National Retail Properties, Inc.            1,581
       90   Potlatch Corp.                              3,932
      129   Rayonier, Inc.                              5,462
       79   Senior Housing Properties Trust             1,365
                                                -------------
                                                       36,497
                                                -------------
            ROAD & RAIL--3.2%
       60   Arkansas Best Corp.                         2,162
      272   Avis Budget Group, Inc. (a)                 6,982
       90   Burlington Northern Santa Fe Corp.          7,393
      193   Con-way, Inc.                               9,532
      228   CSX Corp.                                  10,809
      107   Kansas City Southern (a)                    3,693
      195   Norfolk Southern Corp.                     10,487
      238   Ryder System, Inc.                         12,940
       67   Union Pacific Corp.                         7,982
      480   Werner Enterprises, Inc.                    9,331
      263   YRC Worldwide, Inc. (a)                     8,448
                                                -------------
                                                       89,759
                                                -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--4.4%
      177   Advanced Energy Industries, Inc. (a)        3,135
       66   Analog Devices, Inc.                        2,340
      387   Applied Materials, Inc.                     8,529
       26   ATMI, Inc. (a)                                753
      616   Axcelis Technologies, Inc. (a)              3,419
      220   Brooks Automation, Inc. (a)                 3,865
       72   Cohu, Inc.                                  1,439
       59   Exar Corp. (a)                                834
       97   Fairchild Semiconductor
                 International, Inc. (a)                1,770
      216   Intel Corp.                                 5,102
      104   International Rectifier Corp. (a)           3,818
       60   Intersil Corp., Class A                     1,755
      151   Lam Research Corp. (a)                      8,734
    1,366   LSI Corp. (a)                               9,835
       75   Maxim Integrated Products, Inc.             2,378
      304   Micrel, Inc.                                3,146
       51   Microchip Technology, Inc.                  1,852


            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT (CONTINUED)
    1,023   Micron Technology, Inc. (a)         $      12,144
      144   MKS Instruments, Inc. (a)                   3,269
      452   Novellus Systems, Inc. (a)                 12,892
      211   Pericom Semiconductor Corp. (a)             2,253
      269   Photronics, Inc. (a)                        3,771
    1,551   RF Micro Devices, Inc. (a)                 10,764
      241   Rudolph Technologies, Inc. (a)              3,772
      107   Skyworks Solutions, Inc. (a)                  847
       69   Standard Microsystems Corp. (a)             2,304
      292   Teradyne, Inc. (a)                          4,581
    1,148   TriQuint Semiconductor, Inc. (a)            5,074
                                                -------------
                                                      124,375
                                                -------------
            SOFTWARE--0.6%
      178   Advent Software, Inc. (a)                   6,769
      460   Captaris, Inc. (a)                          2,360
      142   Mentor Graphics Corp. (a)                   1,705
       59   Radiant Systems, Inc. (a)                     820
      162   Sybase, Inc. (a)                            3,843
       26   THQ, Inc. (a)                                 748
                                                -------------
                                                       16,245
                                                -------------
            SPECIALTY RETAIL--3.9%
      110   Aaron Rents, Inc.                           2,543
      219   AnnTaylor Stores Corp. (a)                  6,881
      457   AutoNation, Inc. (a)                        8,901
      151   Barnes & Noble, Inc.                        5,066
       97   Brown Shoe Co, Inc                          2,031
       88   Charlotte Russe Holding, Inc. (a)           1,564
      894   Charming Shoppes, Inc. (a)                  8,833
      351   Finish Line (The), Inc., Class A            2,373
      444   Foot Locker, Inc.                           8,241
      269   Gap (The), Inc.                             4,627
       40   Group 1 Automotive, Inc.                    1,501
      274   Haverty Furniture Cos., Inc.                3,055
      141   Jo-Ann Stores, Inc. (a)                     3,357
      187   Limited Brands, Inc.                        4,516
      126   Lithia Motors, Inc., Class A                2,594
      254   Office Depot, Inc. (a)                      6,340
      261   OfficeMax, Inc.                             8,582
      184   Payless ShoeSource, Inc. (a)                4,898
      198   Pep Boys-Manny Moe & Jack (The)             3,352
      295   Rent-A-Center, Inc. (a)                     5,726
       77   Sherwin-Williams (The) Co.                  5,366
      138   Sonic Automotive, Inc., Class A             3,781
      131   Stein Mart, Inc.                            1,410
       99   Zale Corp. (a)                              2,102
                                                -------------
                                                      107,640
                                                -------------
            TEXTILES, APPAREL & LUXURY
                 GOODS--0.6%
       69   Hanesbrands, Inc. (a)                       2,140
       28   Kellwood Co.                                  718
       95   Movado Group, Inc.                          2,683

Page 84               See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            TEXTILES, APPAREL & LUXURY
                 GOODS (CONTINUED)
       72   Oxford Industries, Inc.             $       2,909
       55   Skechers U.S.A., Inc., Class A (a)          1,143
      116   Stride Rite (The) Corp.                     2,363
       91   UniFirst Corp.                              3,418
                                                -------------
                                                       15,374
                                                -------------
            THRIFTS & MORTGAGE FINANCE
                 --2.2%
       30   Anchor BanCorp Wisconsin, Inc                 671
       75   Astoria Financial Corp.                     1,766
      117   BankUnited Financial Corp., Class A         1,970
      136   Corus Bankshares, Inc.                      2,211
       59   Dime Community Bancshares                     660
       61   Downey Financial Corp.                      3,245
      296   First Niagara Financial Group, Inc.         3,807
       71   FirstFed Financial Corp. (a)                3,209
      266   Flagstar Bancorp, Inc.                      2,846
      297   Fremont General Corp. (a)                   1,714
      332   IndyMac Bancorp, Inc.                       7,304
       43   MAF Bancorp, Inc.                           2,258
      225   MGIC Investment Corp.                       8,698
      217   PMI Group (The), Inc.                       7,393
      179   Radian Group, Inc.                          6,034
       80   Triad Guaranty, Inc. (a)                    2,206
       77   Washington Federal, Inc.                    1,735
      120   Washington Mutual, Inc.                     4,504
                                                -------------
                                                       62,231
                                                -------------
            TOBACCO--0.2%
       36   Altria Group, Inc.                          2,393
       38   Reynolds American, Inc.                     2,324
                                                -------------
                                                        4,717
                                                -------------
            TRADING COMPANIES & DISTRIBUTORS
                 --0.6%
       27   Applied Industrial Technologies, Inc.         767
       79   GATX Corp.                                  3,583
       51   Kaman Corp.                                 1,708
      297   United Rentals, Inc. (a)                    9,546
                                                -------------
                                                       15,604
                                                -------------
            WATER UTILITIES--0.1%
       45   American States Water Co.                   1,660
                                                -------------

            WIRELESS TELECOMMUNICATION
                 SERVICES--0.9%
      112   ALLTEL Corp.                        $       7,386
      495   Sprint Nextel Corp.                        10,162
      124   Telephone and Data Systems, Inc.            8,233
                                                -------------
                                                       25,781
                                                -------------


            TOTAL INVESTMENTS--100.2%
            (Cost $3,134,218)                       2,799,969
            NET OTHER ASSETS AND
                 LIABILITIES--(0.2%)                   (4,578)
                                                -------------
            NET ASSETS--100.0%                  $   2,795,391
                                                =============

(a) Non-income producing security.


               See Notes to Financial Statements                        Page 85

First Trust Multi Cap Growth AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--99.4%
            AEROSPACE & DEFENSE--3.8%
      330   Alliant Techsystems, Inc. (a)       $      32,706
      354   Boeing (The) Co.                           36,614
      213   Ceradyne, Inc. (a)                         15,896
      405   Cubic Corp.                                11,150
      263   Curtiss-Wright Corp.                       11,459
      443   DRS Technologies, Inc.                     23,195
      477   EDO Corp.                                  15,765
      326   General Dynamics Corp.                     25,611
      449   L-3 Communications Holdings, Inc.          43,804
      213   Moog, Inc., Class A (a)                     9,121
      360   Precision Castparts Corp.                  49,342
      240   Rockwell Collins, Inc.                     16,488
      342   Teledyne Technologies, Inc. (a)            15,175
      360   United Technologies Corp.                  26,269
                                                -------------
                                                      332,595
                                                -------------
            AIR FREIGHT & LOGISTICS--0.5%
      486   C.H. Robinson Worldwide, Inc.              23,643
      180   Forward Air Corp.                           6,133
      447   Hub Group, Inc., Class A (a)               15,207
                                                -------------
                                                       44,983
                                                -------------
            AIRLINES--0.2%
    1,160   AirTran Holdings, Inc. (a)                 11,415
      539   JetBlue Airways Corp. (a)                   5,309
                                                -------------
                                                       16,724
                                                -------------
            AUTO COMPONENTS--0.3%
      285   Drew Industries, Inc. (a)                   9,912
      965   Gentex Corp.                               19,049
                                                -------------
                                                       28,961
                                                -------------
            AUTOMOBILES--0.1%
      141   Thor Industries, Inc.                       5,784
                                                -------------
            BEVERAGES--0.5%
      117   Brown-Forman Corp., Class B                 7,773
      162   Coca-Cola (The) Co.                         8,442
      294   Hansen Natural Corp. (a)                   11,922
      506   Pepsi Bottling Group (The), Inc.           16,931
                                                -------------
                                                       45,068
                                                -------------
            BIOTECHNOLOGY--1.5%
      318   Biogen Idec, Inc. (a)                      17,980
      297   Celgene Corp. (a)                          17,986
      315   Cephalon, Inc. (a)                         23,669
      204   Digene Corp. (a)                           12,495
      132   Genzyme Corp. (a)                           8,325
      659   Gilead Sciences, Inc. (a)                  24,536
      236   Martek Biosciences Corp. (a)                6,046
      815   PDL BioPharma, Inc. (a)                    19,144
                                                -------------
                                                      130,181
                                                -------------


            BUILDING PRODUCTS--0.6%
      741   American Standard Cos., Inc.        $      40,051
      192   NCI Building Systems, Inc. (a)              9,285
       90   Simpson Manufacturing Co., Inc.             3,045
                                                -------------
                                                       52,381
                                                -------------
            CAPITAL MARKETS--3.8%
      536   Ameriprise Financial, Inc.                 32,305
      414   Charles Schwab (The) Corp.                  8,334
      743   Eaton Vance Corp.                          31,102
      222   Federated Investors, Inc., Class B          7,994
      257   Franklin Resources, Inc.                   32,734
      201   Goldman Sachs Group (The), Inc.            37,857
      141   Investment Technology Group, Inc. (a)       5,634
    1,222   Janus Capital Group, Inc.                  36,734
      456   Lehman Brothers Holdings, Inc.             28,272
      264   Northern Trust Corp.                       16,489
      408   Nuveen Investments, Inc., Class A          24,945
      204   Raymond James Financial, Inc.               6,257
      249   State Street Corp.                         16,690
      656   T. Rowe Price Group, Inc.                  34,197
      488   Waddell & Reed Financial, Inc.,
                 Class A                               12,302
                                                -------------
                                                      331,846
                                                -------------
            CHEMICALS--1.7%
      530   Airgas, Inc.                               24,751
      489   International Flavors & Fragrances, Inc.   24,504
      189   Minerals Technologies, Inc.                12,223
      647   Monsanto Co.                               41,699
      473   Praxair, Inc.                              36,241
      200   Sigma-Aldrich Corp.                         9,064
                                                -------------
                                                      148,482
                                                -------------
            COMMERCIAL BANKS--1.0%
       84   City National Corp.                         5,946
      689   Commerce Bancorp, Inc.                     23,047
      369   Compass Bancshares, Inc.                   25,564
       78   East West Bancorp, Inc.                     2,859
      114   First Republic Bank                         6,242
      239   SVB Financial Group (a)                    12,591
      276   Synovus Financial Corp.                     7,717
                                                -------------
                                                       83,966
                                                -------------
            COMMERCIAL SERVICES &
                 SUPPLIES--2.0%
       92   Administaff, Inc.                           3,008
      330   Brady Corp., Class A                       11,547
      216   Cintas Corp.                                7,897
      207   Copart, Inc. (a)                            5,825
      123   Dun & Bradstreet (The) Corp.               12,024
      575   Equifax, Inc.                              23,264
      320   Healthcare Services Group, Inc.             8,870
      240   Heidrick & Struggles International,
                 Inc. (a)                              12,898
      500   Interface, Inc., Class A                    9,215


Page 86               See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES &
                 SUPPLIES (CONTINUED)
      965   Korn/Ferry International (a)        $      22,803
      680   Labor Ready, Inc. (a)                      16,021
      210   Mobile Mini, Inc. (a)                       6,000
      428   Stericycle, Inc. (a)                       20,518
      285   Tetra Tech, Inc. (a)                        5,994
      243   Watson Wyatt Worldwide, Inc.,
                 Class A                               10,826
                                                -------------
                                                      176,710
                                                -------------
            COMMUNICATIONS EQUIPMENT
                 --3.9%
      893   Arris Group, Inc. (a)                      13,234
    2,598   Avaya, Inc. (a)                            42,971
      219   Avocent Corp. (a)                           5,990
      123   Blue Coat Systems, Inc. (a)                 5,994
      671   C-COR, Inc. (a)                             9,025
      941   Ciena Corp. (a)                            34,375
      917   Cisco Systems, Inc. (a)                    26,510
      563   CommScope, Inc. (a)                        30,644
      264   Comtech Telecommunications
                 Corp. (a)                             11,476
      665   Corning, Inc. (a)                          15,854
      374   Ditech Networks, Inc. (a)                   2,790
      315   F5 Networks, Inc. (a)                      27,307
      465   Harris Corp.                               25,519
    1,352   Juniper Networks, Inc. (a)                 40,506
      434   NETGEAR, Inc. (a)                          12,004
      725   Plantronics, Inc.                          20,315
      377   Polycom, Inc. (a)                          11,676
      195   QUALCOMM, Inc.                              8,122
       96   ViaSat, Inc. (a)                            2,748
                                                -------------
                                                      347,060
                                                -------------
            COMPUTERS & PERIPHERALS--3.4%
      359   Apple, Inc. (a)                            47,302
    1,192   Dell, Inc. (a)                             33,340
      363   Diebold, Inc.                              18,393
    2,416   EMC Corp. (a)                              44,720
      243   International Business Machines Corp.      26,888
      296   Komag, Inc. (a)                             9,475
      647   NCR Corp. (a)                              33,786
      603   Novatel Wireless, Inc. (a)                 12,983
      521   SanDisk Corp. (a)                          27,941
      261   Stratasys, Inc. (a)                        11,487
    1,618   Sun Microsystems, Inc. (a)                  8,252
      264   Synaptics, Inc. (a)                         9,272
      654   Western Digital Corp. (a)                  13,963
                                                -------------
                                                      297,802
                                                -------------
            CONSTRUCTION & ENGINEERING
                 --1.6%
      393   Fluor Corp.                                45,396
      512   Granite Construction, Inc.                 33,275


            CONSTRUCTION & ENGINEERING
                 (CONTINUED)
      570   Jacobs Engineering Group, Inc. (a)  $      35,129
    1,070   Quanta Services, Inc. (a)                  30,420
                                                -------------
                                                      144,220
                                                -------------
            CONSTRUCTION MATERIALS--0.4%
      156   Martin Marietta Materials, Inc.            21,372
      149   Vulcan Materials Co.                       14,262
                                                -------------
                                                       35,634
                                                -------------
            CONSUMER FINANCE--0.7%
      278   American Express Co.                       16,274
      108   Capital One Financial Corp.                 7,642
      402   First Cash Financial Services,
                 Inc. (a)                               8,760
      591   SLM Corp. (a)                              29,060
      144   World Acceptance Corp. (a)                  4,635
                                                -------------
                                                       66,371
                                                -------------
            CONTAINERS & PACKAGING--0.5%
      824   Ball Corp.                                 42,246
                                                -------------
            DISTRIBUTORS--0.3%
      380   Keystone Automotive Industries,
                 Inc. (a)                              17,769
      497   LKQ Corp. (a)                              14,130
                                                -------------
                                                       31,899
                                                -------------
            DIVERSIFIED CONSUMER SERVICES--2.5%
      437   Apollo Group, Inc., Class A (a)            25,832
      158   Bright Horizons Family Solutions,
                 Inc. (a)                               6,130
      188   Career Education Corp. (a)                  5,580
      779   Corinthian Colleges, Inc. (a)              10,493
      746   DeVry, Inc.                                24,170
      363   H&R Block, Inc.                             7,242
      279   ITT Educational Services, Inc. (a)         29,480
      411   Laureate Education, Inc. (a)               25,342
      291   Matthews International Corp., Class A      11,134
      191   Pre-Paid Legal Services, Inc. (a)          10,066
      551   Sotheby's                                  23,555
      144   Strayer Education, Inc.                    21,820
      240   Universal Technical Institute, Inc. (a)     5,191
      252   Vertrue, Inc. (a)                          12,451
                                                -------------
                                                      218,486
                                                -------------
            DIVERSIFIED FINANCIAL SERVICES
                 --0.2%
      180   Leucadia National Corp.                     6,768
      261   Portfolio Recovery Associates,
                 Inc. (a)                              13,637
                                                -------------
                                                       20,405
                                                -------------

               See Notes to Financial Statements                        Page 87

First Trust Multi Cap Growth AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            DIVERSIFIED TELECOMMUNICATION
                 SERVICES--0.3%
    4,384   Cincinnati Bell, Inc. (a)           $      22,621
                                                -------------
            ELECTRIC UTILITIES--0.6%
      165   Allegheny Energy, Inc. (a)                  8,618
      606   Edison International                       32,051
      234   Exelon Corp.                               16,415
                                                -------------
                                                       57,084
                                                -------------
            ELECTRICAL EQUIPMENT--1.9%
      204   Acuity Brands, Inc.                        12,056
      638   AMETEK, Inc.                               24,895
      767   Cooper Industries Ltd., Class A            40,589
      545   Emerson Electric Co.                       25,652
      245   Rockwell Automation, Inc.                  17,148
      222   Roper Industries, Inc.                     13,316
      327   Thomas & Betts Corp. (a)                   20,209
      293   Woodward Governor Co.                      16,921
                                                -------------
                                                      170,786
                                                -------------
            ELECTRONIC EQUIPMENT &
                 INSTRUMENTS--2.6%
      432   Aeroflex, Inc. (a)                          6,061
      222   Agilent Technologies, Inc. (a)              8,469
      710   Amphenol Corp., Class A                    24,325
      386   CDW Corp. (a)                              32,489
      243   Checkpoint Systems, Inc. (a)                5,606
      264   FLIR Systems, Inc. (a)                     11,524
       78   Itron, Inc. (a)                             6,196
      386   Jabil Circuit, Inc.                         8,697
      549   LoJack Corp. (a)                           11,705
      210   MTS Systems Corp.                           8,768
      584   National Instruments Corp.                 18,892
      491   ScanSource, Inc. (a)                       13,174
      548   Technitrol, Inc.                           14,248
      756   Tektronix, Inc.                            24,834
      381   Trimble Navigation Ltd. (a)                12,584
    1,208   TTM Technologies, Inc. (a)                 15,752
      414   X-Rite, Inc. (a)                            5,589
                                                -------------
                                                      228,913
                                                -------------
            ENERGY EQUIPMENT & SERVICES
                 --6.7%
      228   Atwood Oceanics, Inc. (a)                  15,641
      459   Cameron International Corp. (a)            35,802
      140   CARBO Ceramics, Inc.                        6,311
      210   Dril-Quip, Inc. (a)                        10,078
      320   FMC Technologies, Inc. (a)                 29,286
      353   Grant Prideco, Inc. (a)                    19,803
      315   Hornbeck Offshore Services, Inc. (a)       13,561
      785   Input/Output, Inc. (a)                     11,186
      189   Lufkin Industries, Inc.                    11,191
      632   Matrix Service Co. (a)                     14,593
      764   Nabors Industries Ltd. (a)                 22,339


            ENERGY EQUIPMENT & SERVICES
                 (CONTINUED)
      420   National Oilwell Varco, Inc. (a)    $      50,446
      449   Noble Corp.                                46,005
      299   Oceaneering International, Inc. (a)        16,792
      725   Patterson-UTI Energy, Inc.                 16,603
      677   Pride International, Inc. (a)              23,729
      515   Schlumberger Ltd.                          48,781
      746   Smith International, Inc.                  45,812
      635   Superior Energy Services, Inc. (a)         25,603
      434   TETRA Technologies, Inc. (a)               12,070
      413   Transocean, Inc. (a)                       44,377
      249   Unit Corp. (a)                             13,710
      791   Weatherford International Ltd. (a)         43,766
      254   W-H Energy Services, Inc. (a)              16,276
                                                -------------
                                                      593,761
                                                -------------
            FOOD & STAPLES RETAILING--0.6%
      932   CVS Caremark Corp.                         32,797
      354   Wal-Mart Stores, Inc.                      16,266
                                                -------------
                                                       49,063
                                                -------------
            FOOD PRODUCTS--0.5%
      270   Corn Products International, Inc.          12,047
      348   Sanderson Farms, Inc.                      13,875
      308   Wm. Wrigley Jr. Co.                        17,766
                                                -------------
                                                       43,688
                                                -------------
            GAS UTILITIES--0.3%
      129   Equitable Resources, Inc.                   6,077
      483   Questar Corp.                              24,870
                                                -------------
                                                       30,947
                                                -------------
            HEALTH CARE EQUIPMENT &
                 SUPPLIES--3.5%
      215   ArthroCare Corp. (a)                       10,883
      453   Baxter International, Inc.                 23,828
       99   Beckman Coulter, Inc.                       7,011
      124   Biomet, Inc. (a)                            5,646
      761   Cytyc Corp. (a)                            32,038
      497   DENTSPLY International, Inc.               18,136
       75   DJO, Inc. (a)                               3,561
      105   Gen-Probe, Inc. (a)                         6,616
      189   Greatbatch, Inc. (a)                        5,865
      117   Haemonetics Corp. (a)                       5,782
      195   Hillenbrand Industries, Inc.               12,293
      111   Hologic, Inc. (a)                           5,750
      143   ICU Medical, Inc. (a)                       4,753
       99   IDEXX Laboratories, Inc. (a)                9,926
      110   Immucor, Inc. (a)                           3,428
      191   Integra LifeSciences Holdings (a)           9,483
      183   Intuitive Surgical, Inc. (a)               38,907
      435   Meridian Bioscience, Inc.                   9,714
      231   PolyMedica Corp.                            9,330
      144   Respironics, Inc. (a)                       6,588
      615   St. Jude Medical, Inc. (a)                 26,531


Page 88               See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE EQUIPMENT &
                 SUPPLIES (CONTINUED)
      621   STERIS Corp.                        $      16,984
      270   Stryker Corp.                              16,856
      189   SurModics, Inc. (a)                         8,669
       54   Vital Signs, Inc                            2,809
       99   Zimmer Holdings, Inc. (a)                   7,698
                                                -------------
                                                      309,085
                                                -------------
            HEALTH CARE PROVIDERS &
                 SERVICES--5.5%
      336   Amedisys, Inc. (a)                         12,718
      279   AMN Healthcare Services, Inc. (a)           5,990
      126   AmSurg Corp. (a)                            3,168
      219   Apria Healthcare Group, Inc. (a)            5,742
      362   Cardinal Health, Inc.                      23,794
      285   Centene Corp. (a)                           6,159
      651   CIGNA Corp.                                33,618
      626   Community Health Systems, Inc. (a)         24,351
      443   Coventry Health Care, Inc. (a)             24,724
      725   CryoLife, Inc. (a)                          6,924
      875   Express Scripts, Inc. (a)                  43,863
      240   Health Net, Inc. (a)                       11,890
      531   HealthExtras, Inc. (a)                     14,247
      129   Healthways, Inc. (a)                        5,637
      237   Henry Schein, Inc. (a)                     12,879
      558   Humana, Inc. (a)                           35,762
      168   inVentiv Health, Inc. (a)                   5,961
      218   Laboratory Corp. of America
                 Holdings (a)                          16,099
      333   LCA-Vision, Inc.                           11,825
      159   Lincare Holdings, Inc. (a)                  5,675
      671   Manor Care, Inc.                           42,508
    1,019   Option Care, Inc.                          19,758
      228   Patterson Cos., Inc. (a)                    8,178
       56   Pediatrix Medical Group, Inc. (a)           3,022
      174   Psychiatric Solutions, Inc. (a)             5,932
      294   Sierra Health Services, Inc. (a)           11,948
      333   UnitedHealth Group, Inc.                   16,127
      309   Universal Health Services, Inc., Class B   16,204
      336   VCA Antech, Inc. (a)                       13,218
      363   WellCare Health Plans, Inc. (a)            36,757
                                                -------------
                                                      484,678
                                                -------------
            HEALTH CARE TECHNOLOGY--0.4%
      342   Cerner Corp. (a)                           18,082
      794   IMS Health, Inc.                           22,335
                                                -------------
                                                       40,417
                                                -------------
            HOTELS, RESTAURANTS & LEISURE
                 --1.8%
      194   Darden Restaurants, Inc.                    8,259
      200   Harrah's Entertainment, Inc.               16,938
      509   Hilton Hotels Corp.                        22,503
      132   Jack in the Box, Inc. (a)                   8,447


            HOTELS, RESTAURANTS & LEISURE
                 (CONTINUED)
      671   McDonald's Corp.                    $      32,120
      114   Monarch Casino & Resort, Inc. (a)           3,225
      213   Papa John's International, Inc. (a)         5,843
      303   Red Robin Gourmet Burgers, Inc. (a)        11,687
      360   Ruth's Chris Steak House, Inc. (a)          6,019
      180   Scientific Games Corp., Class A (a)         6,176
      240   Texas Roadhouse, Inc. (a)                   2,849
      327   WMS Industries, Inc. (a)                    8,531
      779   Yum! Brands, Inc.                          24,959
                                                -------------
                                                      157,556
                                                -------------
            HOUSEHOLD DURABLES--1.2%
       96   Black & Decker (The) Corp.                  8,311
      953   Blyth, Inc.                                21,271
      291   Harman International Industries, Inc.      33,756
      326   Mohawk Industries, Inc. (a)                29,343
       27   NVR, Inc. (a)                              15,619
                                                -------------
                                                      108,300
                                                -------------
            HOUSEHOLD PRODUCTS--0.6%
      261   Church & Dwight Co., Inc.                  12,805
      330   Energizer Holdings, Inc. (a)               33,296
       93   WD-40 Co.                                   3,087
                                                -------------
                                                       49,188
                                                -------------
            INDEPENDENT POWER PRODUCERS
                 & ENERGY TRADERS--0.5%
      777   AES (The) Corp. (a)                        15,268
      390   Constellation Energy Group                 32,682
                                                -------------
                                                       47,950
                                                -------------
            INDUSTRIAL CONGLOMERATES--0.7%
      408   Carlisle Cos., Inc.                        18,474
      222   General Electric Co.                        8,605
      401   Teleflex, Inc.                             30,648
                                                -------------
                                                       57,727
                                                -------------
            INSURANCE--0.9%
      165   AFLAC, Inc.                                 8,600
      122   American International Group, Inc.          7,830
       57   Everest Re Group Ltd.                       5,600
      569   HCC Insurance Holdings, Inc.               16,660
       60   Infinity Property & Casualty Corp.          2,642
      396   MetLife, Inc.                              23,848
       72   Philadelphia Consolidated Holding
                 Co. (a)                                2,602
      120   StanCorp Financial Group, Inc.              5,635
       96   Tower Group, Inc.                           2,544
                                                -------------
                                                       75,961
                                                -------------
            INTERNET & CATALOG RETAIL--0.9%
      639   Amazon.com, Inc. (a)                       50,186
      260   Blue Nile, Inc. (a)                        19,659


               See Notes to Financial Statements                        Page 89

First Trust Multi Cap Growth AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INTERNET & CATALOG RETAIL
                 (CONTINUED)
      734   PetMed Express, Inc. (a)            $      10,702
                                                -------------
                                                       80,547
                                                -------------
            INTERNET SOFTWARE & SERVICES--0.9%
      255   Bankrate, Inc. (a)                         11,437
       66   Google, Inc., Class A (a)                  33,660
      351   j2 Global Communications, Inc. (a)         11,457
    1,114   ValueClick, Inc. (a)                       23,817
                                                -------------
                                                       80,371
                                                -------------
            IT SERVICES--2.2%
      300   Affiliated Computer Services,
                 Inc., Class A (a)                     16,098
      425   Alliance Data Systems Corp. (a)            32,640
       63   CACI International Inc., Class A (a)        2,800
      362   Ceridian Corp. (a)                         12,272
       81   DST Systems, Inc. (a)                       6,145
      174   eFunds Corp. (a)                            6,221
      806   Fidelity National Information
                 Services, Inc.                        40,001
      521   First Data Corp.                           16,563
      449   Fiserv, Inc. (a)                           22,190
      773   Gartner, Inc. (a)                          16,179
       71   MAXIMUS, Inc.                               2,967
      285   SI International, Inc. (a)                  8,302
      645   Sykes Enterprises, Inc. (a)                10,797
                                                -------------
                                                      193,175
                                                -------------
            LEISURE EQUIPMENT & PRODUCTS
                 --0.2%
      174   Polaris Industries, Inc.                    8,589
      314   Pool Corp.                                 10,553
                                                -------------
                                                       19,142
                                                -------------
            LIFE SCIENCES TOOLS & SERVICES
                 --2.6%
      368   Charles River Laboratories
                 International, Inc. (a)               18,834
      185   Covance, Inc. (a)                          13,055
       87   Dionex Corp. (a)                            5,917
      171   Invitrogen Corp. (a)                       12,278
      255   Kendle International, Inc. (a)              9,422
      339   Millipore Corp. (a)                        26,649
      374   PAREXEL International Corp. (a)            15,121
      330   Pharmaceutical Product
                 Development, Inc.                     11,055
      296   Pharmanet Development Group, Inc. (a)       8,288
      657   Thermo Fisher Scientific, Inc. (a)         34,302
      231   Varian, Inc. (a)                           13,892
      425   Ventana Medical Systems, Inc. (a)          35,420
      429   Waters Corp. (a)                           24,994
                                                -------------
                                                      229,227
                                                -------------


            MACHINERY--6.0%
      290   Astec Industries, Inc. (a)          $      15,129
      177   A.S.V., Inc. (a)                            2,582
      201   Cascade Corp.                              13,626
      435   Caterpillar, Inc.                          34,278
      164   CLARCOR, Inc                                5,706
      419   Crane Co.                                  19,215
      225   Danaher Corp.                              16,803
      362   Deere & Co.                                43,591
      144   EnPro Industries, Inc. (a)                  5,671
      458   Flowserve Corp.                            33,100
      369   Gardner Denver, Inc. (a)                   15,347
      318   IDEX Corp.                                 11,515
      641   ITT Corp.                                  40,306
      326   Joy Global, Inc.                           16,134
      180   Kaydon Corp.                                9,578
      441   Lincoln Electric Holdings, Inc.            31,748
      354   Lindsay Corp.                              14,394
      195   Manitowoc (The) Co., Inc.                  15,146
      521   Oshkosh Truck Corp.                        29,827
      950   Pall Corp.                                 39,444
      177   Robbins & Myers, Inc.                       9,333
      374   SPX Corp.                                  35,107
      539   Terex Corp. (a)                            46,488
      207   Toro (The) Co.                             11,638
      168   Valmont Industries, Inc.                   12,699
                                                -------------
                                                      528,405
                                                -------------
            MARINE--0.1%
      246   Kirby Corp. (a)                             9,965
                                                -------------
            MEDIA--1.4%
      120   Arbitron, Inc.                              5,976
      450   Clear Channel Communications, Inc.         16,605
      908   Comcast Corp., Class A (a)                 23,854
      525   John Wiley & Sons, Inc., Class A           22,202
      126   McGraw-Hill (The) Cos., Inc.                7,623
      414   Meredith Corp.                             23,387
      161   Omnicom Group, Inc.                         8,351
      369   Valassis Communications, Inc. (a)           4,380
      204   Viacom, Inc., Class B (a)                   7,813
                                                -------------
                                                      120,191
                                                -------------
            METALS & MINING--1.8%
      324   Allegheny Technologies, Inc.               33,997
      219   Chaparral Steel Co.                        18,405
      201   Cleveland-Cliffs, Inc.                     13,923
      971   Commercial Metals Co.                      29,946
      144   Nucor Corp.                                 7,229
      584   Reliance Steel & Aluminum Co.              30,683
       42   RTI International Metals, Inc. (a)          3,328
      605   Steel Dynamics, Inc.                       25,368
                                                -------------
                                                      162,879
                                                -------------
            MULTILINE RETAIL--1.9%
      483   99 Cents Only Stores (a)                    5,878
    1,157   Big Lots, Inc. (a)                         29,920


Page 90               See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MULTILINE RETAIL (CONTINUED)
      753   Dollar Tree Stores, Inc. (a)        $      28,810
    1,274   Family Dollar Stores, Inc.                 37,736
      240   Kohl's Corp. (a)                           14,592
      333   Nordstrom, Inc.                            15,844
      534   Target Corp.                               32,344
                                                -------------
                                                      165,124
                                                -------------
            OFFICE ELECTRONICS--0.1%
      164   Zebra Technologies Corp.,
                 Class A (a)                            5,942
                                                -------------
            OIL, GAS & CONSUMABLE FUELS
                 --4.5%
      654   Anadarko Petroleum Corp.                   32,916
      312   Apache Corp.                               25,222
       84   Cabot Oil & Gas Corp.                       2,873
      983   Chesapeake Energy Corp.                    33,461
      185   CONSOL Energy, Inc.                         7,705
      507   Denbury Resources, Inc. (a)                20,280
      218   Devon Energy Corp.                         16,265
      305   Exxon Mobil Corp.                          25,965
      749   Frontier Oil Corp.                         29,009
      306   Helix Energy Solutions Group,
                 Inc. (a)                              11,919
      572   Murphy Oil Corp.                           35,486
      351   Peabody Energy Corp.                       14,833
      129   Pioneer Natural Resources Co.               5,870
      285   Quicksilver Resources, Inc. (a)            12,004
      428   Southwestern Energy Co. (a)                17,390
      549   Sunoco, Inc.                               36,628
      221   Swift Energy Co. (a)                        9,446
      806   Williams (The) Cos., Inc.                  25,994
      146   World Fuel Services Corp.                   5,970
      566   XTO Energy, Inc.                           30,864
                                                -------------
                                                      400,100
                                                -------------
            PERSONAL PRODUCTS--0.4%
      231   Avon Products, Inc.                         8,318
       96   Chattem, Inc. (a)                           5,391
      186   Estee Lauder (The) Cos., Inc.,
                 Class A                                8,375
      386   Mannatech, Inc.                             3,632
      147   NBTY, Inc. (a)                              6,400
       69   USANA Health Sciences, Inc. (a)             2,785
                                                -------------
                                                       34,901
                                                -------------
            PHARMACEUTICALS--1.6%
      170   Barr Pharmaceuticals, Inc. (a)              8,707
      141   Bradley Prarmaceuticals, Inc. (a)           2,262
      186   Endo Pharmaceuticals Holdings, Inc. (a)     6,326
      131   Noven Pharmaceuticals, Inc. (a)             2,327
      674   Par Pharmaceutical Cos., Inc. (a)          15,967
    1,436   Schering-Plough Corp.                      40,982
      129   Sciele Pharma, Inc. (a)                     2,992


            PHARMACEUTICALS (CONTINUED)
    1,345   Watson Pharmaceuticals, Inc. (a)    $      40,915
      444   Wyeth                                      21,543
                                                -------------
                                                      142,021
                                                -------------
            REAL ESTATE MANAGEMENT &
                 DEVELOPMENT--0.4%
      932   CB Richard Ellis Group, Inc.,
                 Class A (a)                           32,545
                                                -------------
            ROAD & RAIL--0.6%
      188   Heartland Express, Inc.                     2,803
      648   J.B. Hunt Transport Services, Inc.         18,098
      486   Knight Transportation, Inc.                 8,573
      195   Landstar System, Inc.                       8,865
      407   Old Dominion Freight Line, Inc. (a)        11,746
                                                -------------
                                                       50,085
                                                -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--3.6%
    1,153   Altera Corp.                               26,750
      752   AMIS Holdings, Inc. (a)                     7,753
       87   Cabot Microelectronics Corp. (a)            3,709
      246   Cree, Inc. (a)                              6,303
       75   Cymer, Inc. (a)                             3,206
    1,409   Cypress Semiconductor Corp. (a)            35,310
      441   Diodes, Inc. (a)                           11,717
       93   FEI Co. (a)                                 2,667
      464   KLA-Tencor Corp.                           26,351
      234   Linear Technology Corp.                     8,342
      557   MEMC Electronic Materials, Inc. (a)        34,155
      129   Microsemi Corp. (a)                         3,007
      602   National Semiconductor Corp.               15,646
    1,058   NVIDIA Corp. (a)                           48,413
    2,200   PMC-Sierra, Inc. (a)                       16,764
      731   Semtech Corp. (a)                          11,879
      905   Texas Instruments, Inc.                    31,847
      306   Varian Semiconductor Equipment
                 Associates, Inc. (a)                  14,382
      318   Xilinx, Inc.                                7,950
                                                -------------
                                                      316,151
                                                -------------
            SOFTWARE--3.6%
      105   Ansoft Corp. (a)                            2,655
      231   ANSYS, Inc. (a)                             6,015
      722   Autodesk, Inc. (a)                         30,591
      330   CA, Inc.                                    8,276
      578   Cadence Design Systems, Inc. (a)           12,369
      252   Citrix Systems, Inc. (a)                    9,115
      687   Concur Technologies, Inc. (a)              16,392
      633   Epicor Software Corp. (a)                   8,267
      971   EPIQ Systems, Inc. (a)                     16,556
      138   FactSet Research Systems, Inc.              9,107
      414   Informatica Corp. (a)                       5,771
      737   Jack Henry & Associates, Inc.              17,703
      624   JDA Software Group, Inc. (a)               14,109


               See Notes to Financial Statements                        Page 91

First Trust Multi Cap Value AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
      632   Macrovision Corp. (a)               $      15,029
      110   Manhattan Associates, Inc. (a)              3,066
      719   McAfee, Inc. (a)                           25,783
       57   MICROS Systems, Inc. (a)                    3,037
      288   Microsoft Corp.                             8,349
    1,726   Oracle Corp. (a)                           33,001
    1,172   Parametric Technology Corp. (a)            20,662
       81   Quality Systems, Inc.                       3,138
      213   SPSS, Inc. (a)                              8,742
    1,262   Symantec Corp. (a)                         24,230
      240   Synopsys, Inc. (a)                          5,870
    1,151   Wind River Systems, Inc. (a)               11,004
                                                -------------
                                                      318,837
                                                -------------
            SPECIALTY RETAIL--4.9%
      234   Abercrombie & Fitch Co., Class A           16,357
      468   Advance Auto Parts, Inc.                   16,272
      608   Aeropostale, Inc. (a)                      23,153
      249   AutoZone, Inc. (a)                         31,575
      240   Big 5 Sporting Goods Corp.                  5,129
      746   CarMax, Inc. (a)                           17,852
      140   Cato (The) Corp., Class A                   2,895
      119   Children's Place Retail Stores
                 (The), Inc. (a)                        4,059
      179   Christopher & Banks Corp.                   2,671
      273   Coldwater Creek, Inc. (a)                   5,375
      435   Dick's Sporting Goods, Inc. (a)            24,460
      150   Dress Barn (The), Inc. (a)                  2,729
      839   GameStop Corp., Class A (a)                33,853
      300   Genesco, Inc. (a)                          15,165
      158   Guitar Center, Inc. (a)                     9,172
      240   Gymboree (The) Corp. (a)                   10,332
      111   Hibbett Sports, Inc. (a)                    2,845
      432   Home Depot (The), Inc.                     16,057
      378   Jos. A. Bank Clothiers, Inc. (a)           13,041
      240   Men's Wearhouse (The), Inc.                11,856
      347   O'Reilly Automotive, Inc. (a)              11,559
      576   Pacific Sunwear of California,
                 Inc. (a)                              10,380
      390   PetSmart, Inc.                             12,609
    1,319   RadioShack Corp.                           33,145
      206   Ross Stores, Inc.                           5,960
      189   Select Comfort Corp. (a)                    3,013
      291   Stage Stores, Inc.                          5,191
      824   Tiffany & Co.                              39,757
      618   TJX (The) Cos., Inc.                       17,150
      236   Tractor Supply Co. (a)                     11,215
      275   Tween Brands, Inc. (a)                     10,522
      264   Urban Outfitters, Inc. (a)                  5,296
                                                -------------
                                                      430,645
                                                -------------

            TEXTILES, APPAREL & LUXURY
                 GOODS--2.4%
      359   Coach, Inc. (a)                     $      16,320
      365   Crocs, Inc. (a)                            21,652
      156   Deckers Outdoor Corp. (a)                  16,084
      416   Fossil, Inc. (a)                           10,629
      423   Iconix Brand Group, Inc. (a)                8,367
      584   NIKE, Inc., Class B                        32,967
      419   Phillips-Van Heusen Corp.                  21,813
      446   Polo Ralph Lauren Corp.                    39,849
      434   Quiksilver, Inc. (a)                        5,568
      279   VF Corp.                                   23,935
      314   Volcom, Inc. (a)                           11,141
      111   Wolverine World Wide, Inc.                  3,004
                                                -------------
                                                      211,329
                                                -------------
            THRIFTS & MORTGAGE FINANCE--0.2%
      468   Countrywide Financial Corp.                13,184
      141   Freddie Mac                                 8,075
                                                -------------
                                                       21,259
                                                -------------
            TRADING COMPANIES & DISTRIBUTORS
                 --1.0%
      303   Fastenal Co.                               13,656
      461   MSC Industrial Direct Co., Inc.            23,184
      174   Watsco, Inc.                                8,684
      470   W.W. Grainger, Inc.                        41,058
                                                -------------
                                                       86,582
                                                -------------


            TOTAL INVESTMENTS--99.4%
            (Cost $9,333,411)                       8,768,952
            NET OTHER ASSETS AND
                 LIABILITIES--0.6%                     49,150
                                                -------------
            NET ASSETS--100.0%                  $   8,818,102
                                                =============

(a) Non-income producing security.


Page 92                See Notes to Financial Statements

                       This page intentionally left blank.

First Trust Exchange-Traded AlphaDEX(TM) Fund

Statement of Assets and Liabilities
July 31, 2007

                                                                         FIRST TRUST          FIRST TRUST
                                                                         CONSUMER             CONSUMER            FIRST TRUST
                                                                         DISCRETIONARY        STAPLES             ENERGY
                                                                         ALPHADEX(TM) FUND    ALPHADEX(TM) FUND   ALPHADEX(TM) FUND
                                                                         -------------------  ------------------- -----------------

ASSETS:
Investments at value ..................................................     $   1,908,093        $   2,889,611       $   5,209,919
Cash .................................................................             16,016                6,539               6,013
Receivables:
      Dividends.......................................................                415                2,752               1,001
      From investment advisor.........................................             18,187               18,374              18,867
                                                                            -------------        -------------       -------------
         TOTAL ASSETS.................................................          1,942,711            2,917,276           5,235,800
                                                                            -------------        -------------       -------------

LIABILITIES:
Payables:
      Investment securities purchased .................................             9,930                   --                  --
      Investment advisory fees ........................................               854                1,271               1,322
Accrued expenses and other liabilities ................................            49,101               49,519              49,991
                                                                            -------------        -------------       -------------
         TOTAL LIABILITIES.............................................            59,885               50,790              51,313
                                                                            -------------        -------------       -------------

NET ASSETS.............................................................     $   1,882,826        $   2,866,486       $   5,184,487
                                                                            =============        =============       =============

NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $   1,999,040        $   3,021,090       $   5,434,348
Par value .............................................................             1,000                1,500               2,500
Accumulated net investment income (loss) ..............................               188                5,552                  --
Accumulated net realized gain (loss) on investments ...................            (2,459)             (3,068)                 892
Net unrealized appreciation (depreciation) on investments .............          (114,943)           (158,588)            (253,253)
                                                                            -------------        -------------       -------------
NET ASSETS ............................................................     $   1,882,826        $   2,866,486       $   5,184,487
                                                                            =============        =============       =============

NET ASSET VALUE, per share............................................      $       18.83        $       19.11       $       20.74
                                                                            =============        =============       =============

Number of shares outstanding
(unlimited number of shares authorized, par value $0.01 per share).....           100,002              150,002             250,002
                                                                            -------------        -------------       -------------

Investments at cost ...................................................     $   2,023,036        $   3,048,199       $   5,463,172
                                                                            =============        =============       =============

Page 94              See Notes to Financial Statements

                                                          FIRST TRUST
     FIRST TRUST               FIRST TRUST                INDUSTRIALS/               FIRST TRUST               FIRST TRUST
     FINANCIALS                HEALTH CARE                PRODUCER DURABLES          MATERIALS                 TECHNOLOGY
     ALPHADEX(TM) FUND         ALPHADEX(TM) FUND          ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND
     -------------------       -------------------       -------------------        -------------------       -------------------
        $   1,814,396             $   1,914,694              $   4,731,249             $   2,962,655            $   2,174,207
                6,875                    65,443                     19,179                    93,839                    6,196

                1,407                       170                        164                     1,069                      415
               18,182                    18,186                     18,833                    18,388                   18,237
        -------------             -------------              -------------             -------------            -------------
            1,840,860                 1,998,493                  4,769,425                 3,075,951                2,199,055
        -------------             -------------              -------------             -------------            -------------



                   --                        --                         --                        --                       --
                  825                       847                      1,201                     1,328                      944
               49,074                    49,114                     49,905                    49,516                   49,175
        -------------             -------------              -------------             -------------            -------------
               49,899                    49,961                     51,106                    50,844                   50,119
        -------------             -------------              -------------             -------------            -------------

        $   1,790,961             $   1,948,532              $   4,718,319             $   3,025,107            $   2,148,936
        =============             =============              =============             =============            =============


        $   1,999,040             $   1,997,615              $   5,016,552             $   3,080,728            $   2,157,238
                1,000                     1,000                      2,500                     1,500                    1,050
                6,584                        --                         --                     2,537                       --
               (3,175)                  (25,010)                   (34,546)                   (5,616)                 (13,344)
             (212,488)                  (25,073)                  (266,187)                  (54,042)                   3,992
        -------------             -------------              -------------             -------------            -------------
        $   1,790,961             $   1,948,532              $   4,718,319             $   3,025,107            $   2,148,936
        =============             =============              =============             =============            =============

        $       17.91             $       19.48              $       18.87             $       20.17            $       20.47
        =============             =============              =============             =============            =============


              100,002                   100,002                    250,002                   150,002                  105,000
        -------------             -------------              -------------             -------------            -------------

        $   2,026,884             $   1,939,767              $   4,997,436             $   3,016,697            $   2,170,215
        =============             =============              =============             =============            =============


                   See Notes to Financial Statements                    Page 95

First Trust Exchange-Traded AlphaDEX(TM) Fund

July 31, 2007

                                                                                               FIRST TRUST        FIRST TRUST
                                                                         FIRST TRUST           LARGE CAP          MID CAP
                                                                         UTILITIES             CORE               CORE
                                                                         ALPHADEX(TM) FUND     ALPHADEX(TM) FUND  ALPHADEX(TM) FUND
                                                                         -------------------  ------------------- ------------------

ASSETS:
Investments at value ..................................................    $   2,774,096        $   2,878,457       $   5,678,775
Cash .................................................................             7,387               20,580              68,149
Receivables:
      Dividends.......................................................             7,019                1,663               2,575
      From investment advisor.........................................            18,378               18,343              18,794
                                                                           -------------        -------------       -------------
         TOTAL ASSETS.................................................         2,806,880            2,919,043           5,768,293
                                                                           -------------        -------------       -------------

LIABILITIES:
Payables:
      Investment securities purchased .................................               --                   --                  --
      Investment advisory fees ........................................            1,215                1,286               2,546
Accrued expenses and other liabilities ................................           49,452               49,398              50,302
                                                                           -------------        -------------       -------------
         TOTAL LIABILITIES.............................................           50,667               50,684              52,848
                                                                           -------------        -------------       -------------

NET ASSETS.............................................................    $   2,756,213        $   2,868,359       $   5,715,445
                                                                           =============        =============       =============

NET ASSETS consist of:
Paid-in capital .......................................................    $   2,980,862          $ 3,122,966         $ 6,182,502
Par value .............................................................            1,500                1,000               2,000
Accumulated net investment income (loss) ..............................           11,354                4,291               1,760
Accumulated net realized gain (loss) on investments ...................             (945)             (15,102)            (16,286)
Net unrealized appreciation (depreciation) on investments .............         (236,558)            (244,796)           (454,531)
                                                                           -------------        -------------       -------------
NET ASSETS ............................................................    $   2,756,213        $   2,868,359       $   5,715,445
                                                                           =============        =============       =============

NET ASSET VALUE, per share............................................     $       18.37        $       28.68       $       28.58
                                                                           =============        =============       =============

Number of shares outstanding
(unlimited number of shares authorized, par value $0.01 per share).....          150,002              100,002             200,002
                                                                           -------------        -------------       -------------

Investments at cost ...................................................    $   3,010,654        $   3,123,253       $   6,133,306
                                                                           =============        =============       =============

Page 96                    See Notes to Financial Statements


     FIRST TRUST               FIRST TRUST               FIRST TRUST
     SMALL CAP                 LARGE CAP VALUE           LARGE CAP GROWTH           FIRST TRUST               FIRST TRUST
     CORE                      OPPORTUNITIES             OPPORTUNITIES              MULTI CAP VALUE           MULTI CAP GROWTH
     ALPHADEX(TM) FUND         ALPHADEX(TM) FUND         ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND
     -------------------       -------------------       -------------------        -------------------       -------------------

     $   5,636,097             $   5,671,104             $    5,846,344             $   2,799,969             $   8,768,952
            53,548                    28,093                     30,440                    25,258                    81,637

             3,486                     3,209                      1,951                     2,455                     1,543
            18,842                    18,648                     18,782                    18,464                    19,289
     -------------             -------------             --------------             -------------             -------------
         5,711,973                 5,721,054                  5,897,517                 2,846,146                 8,871,421
     -------------             -------------             --------------             -------------             -------------



                --                        --                         --                        --                        --
             1,649                     1,812                      2,554                     1,275                     2,570
            49,893                    50,000                     50,405                    49,480                    50,749
     -------------             -------------             --------------             -------------             -------------
            51,542                    51,812                     52,959                    50,755                    53,319
     -------------             -------------             --------------             -------------             -------------

     $   5,660,431             $   5,669,242             $    5,844,558             $   2,795,391             $   8,818,102
     =============             =============             ==============             =============             =============


     $   6,212,432             $   6,196,418              $   6,074,903             $   3,130,837             $   9,406,123
             2,000                     2,000                      2,000                     1,000                     3,000
             3,211                     7,676                         --                     6,372                        --
           (21,375)                   (5,338)                        --                    (8,569)                  (26,562)
          (535,837)                 (531,514)                  (232,345)                 (334,249)                 (564,459)
     -------------             -------------             --------------             -------------             -------------
     $   5,660,431             $   5,669,242              $   5,844,558             $   2,795,391             $   8,818,102
     =============             =============             ==============             =============             =============

     $       28.30             $       28.35              $       29.22             $       27.95             $       29.39
     =============             =============             ==============             =============             =============


           200,002                   200,002                    200,002                   100,002                   300,002
     -------------             -------------             --------------             -------------             -------------

     $   6,171,934             $   6,202,618              $   6,078,689             $   3,134,218             $   9,333,411
     =============             =============             ==============             =============             =============


                    See Notes to Financial Statements                   Page 97

First Trust Exchange-Traded AlphaDEX(TM) Fund

Statements of Operations

                                                                         FIRST TRUST           FIRST TRUST
                                                                         CONSUMER              CONSUMER            FIRST TRUST
                                                                         DISCRETIONARY         STAPLES             ENERGY
                                                                         ALPHADEX(TM) FUND     ALPHADEX(TM) FUND   ALPHADEX(TM) FUND
                                                                         -------------------   ------------------  -----------------
                                                                           For the Period       For the Period      For the Period
                                                                           May 8, 2007 (a)      May 8, 2007 (a)     May 8, 2007 (a)
                                                                               through              through             through
                                                                            July 31, 2007        July 31, 2007       July 31, 2007
                                                                         -------------------   ------------------  -----------------

INVESTMENT INCOME:
Dividends (b).........................................................    $        3,390       $        9,532      $        3,775
                                                                          --------------       --------------      --------------
      Total investment income.........................................             3,390                9,532               3,775
                                                                          --------------       --------------      --------------

EXPENSES:
Audit and tax fees....................................................            31,000               31,000              31,000
Printing fees.........................................................             7,500                7,500               7,500
Legal fees............................................................             5,685                5,685               5,685
Listing fees..........................................................             2,562                2,704               2,986
Investment advisory fees..............................................             2,287                2,843               2,821
Trustees' fees and expenses...........................................               605                  647                 788
Licensing fees........................................................               457                  569                 564
Custodian fees........................................................               444                  458                 458
Accounting and administration fees....................................               229                  284                 282
Registration and filing fees..........................................                62                   92                 165
Transfer agent fees...................................................                23                   28                  28
Other expenses........................................................             1,267                1,267               1,267
                                                                          --------------       --------------      --------------
      Total expenses..................................................            52,121               53,077              53,544
      Less fees waived and expenses reimbursed by the
            investment advisor........................................           (48,919)             (49,097)            (49,595)
                                                                          --------------       --------------      --------------
      Net expenses....................................................             3,202                3,980               3,949
                                                                          --------------       --------------      --------------

NET INVESTMENT INCOME (LOSS)..........................................               188                5,552                (174)
                                                                          --------------       --------------      --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments.....................................................            (2,459)              (3,068)              1,066
      In-kind redemptions.............................................                --               20,666              90,156
                                                                          --------------       --------------      --------------
Net realized gain (loss)..............................................            (2,459)              17,598              91,222

Net change in unrealized appreciation (depreciation) on investments...          (114,943)            (158,588)           (253,253)
                                                                          --------------       --------------      --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ..............................          (117,402)            (140,990)           (162,031)
                                                                          --------------       --------------      --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS.................................................    $     (117,214)      $     (135,438)     $     (162,205)
                                                                          ==============       ==============      ==============

(a)   Inception date.
(b) Net of foreign withholding tax of $15 for the First Trust Financials AlphaDEX(TM) Fund.


Page 98                    See Notes to Financial Statements

                                                       FIRST TRUST
  FIRST TRUST                FIRST TRUST               INDUSTRIALS/               FIRST TRUST               FIRST TRUST
  FINANCIALS                 HEALTH CARE               PRODUCER DURABLES          MATERIALS                 TECHNOLOGY
  ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND
  ----------------------     ----------------------    ----------------------     ----------------------    ----------------------
      For the Period             For the Period            For the Period             For the Period            For the Period
      May 8, 2007 (a)            May 8, 2007 (a)           May 8, 2007 (a)            May 8, 2007 (a)           May 8, 2007 (a)
          through                    through                   through                    through                   through
       July 31, 2007              July 31, 2007             July 31, 2007              July 31, 2007             July 31, 2007
  ----------------------     ----------------------    ----------------------     ----------------------    ----------------------
  $            9,733         $            1,752         $            2,951        $            6,416        $            1,145
  ------------------         ------------------         ------------------        ------------------        ------------------
               9,733                      1,752                      2,951                     6,416                     1,145
  ------------------         ------------------         ------------------        ------------------        ------------------


              31,000                     31,000                     31,000                    31,000                    31,000
               7,500                      7,500                      7,500                     7,500                     7,500
               5,685                      5,685                      5,685                     5,685                     5,685
               2,563                      2,562                      2,986                     2,704                     2,577
               2,249                      2,269                      2,638                     2,771                     2,463
                 598                        604                        757                       664                       643
                 450                        454                        528                       554                       493
                 443                        443                        453                       455                       448
                 225                        227                        264                       277                       246
                  62                         62                        154                        93                        65
                  22                         23                         26                        28                        25
               1,267                      1,267                      1,267                     1,267                     1,267
  ------------------         ------------------         ------------------        ------------------        ------------------
              52,064                     52,096                     53,258                    52,998                    52,412

             (48,915)                   (48,919)                   (49,565)                  (49,119)                  (48,964)
  ------------------         ------------------         ------------------        ------------------        ------------------
               3,149                      3,177                      3,693                     3,879                     3,448
  ------------------         ------------------         ------------------        ------------------        ------------------

               6,584                     (1,425)                      (742)                    2,537                    (2,303)
  ------------------         ------------------         ------------------        ------------------        ------------------



              (3,175)                   (25,010)                   (34,546)                   (5,616)                  (13,344)
                  --                         --                         --                    59,892                    60,591
  ------------------         ------------------         ------------------        ------------------        ------------------
              (3,175)                   (25,010)                   (34,546)                   54,276                    47,247

            (212,488)                   (25,073)                  (266,187)                  (54,042)                    3,992
  ------------------         ------------------         ------------------        ------------------        ------------------
            (215,663)                   (50,083)                  (300,733)                      234                    51,239
  ------------------         ------------------         ------------------        ------------------        ------------------


  $         (209,079)        $          (51,508)       $          (301,475)       $            2,771        $           48,936
  ==================         ==================        ===================        ==================        ==================



                    See Notes to Financial Statements                   Page 99

First Trust Exchange-Traded AlphaDEX(TM) Fund

                                                                                              FIRST TRUST         FIRST TRUST
                                                                        FIRST TRUST           LARGE CAP           MID CAP
                                                                        UTILITIES             CORE                CORE
                                                                        ALPHADEX(TM) FUND     ALPHADEX(TM) FUND   ALPHADEX(TM) FUND
                                                                        -------------------   ------------------  -----------------
                                                                          For the Period       For the Period      For the Period
                                                                          May 8, 2007 (a)      May 8, 2007 (a)     May 8, 2007 (a)
                                                                              through              through             through
                                                                           July 31, 2007        July 31, 2007       July 31, 2007
                                                                        -------------------   ------------------  -----------------
Dividends (b).........................................................  $        15,004       $        9,097      $        8,343
                                                                        ---------------       --------------      --------------
      Total investment income.........................................           15,004                9,097               8,343
                                                                        ---------------       --------------      --------------

EXPENSES:
Audit and tax fees....................................................           31,000               31,000              31,000
Printing fees.........................................................            7,500                7,500               7,500
Legal fees............................................................            5,685                5,685               5,685
Listing fees..........................................................            2,704                2,562               2,845
Investment advisory fees..............................................            2,607                3,433               4,702
Trustees' fees and expenses...........................................              649                  905               1,062
Licensing fees........................................................              521                  687                 940
Custodian fees........................................................              452                  473                 505
Accounting and administration fees....................................              261                  343                 470
Registration and filing fees..........................................               91                   92                 185
Transfer agent fees...................................................               26                   34                  47
Other expenses........................................................            1,267                1,267               1,267
                                                                        ---------------       --------------      --------------
      Total expenses..................................................           52,763               53,981              56,208
      Less fees waived and expenses reimbursed by the
            investment advisor........................................          (49,113)             (49,175)            (49,625)
                                                                        ---------------       --------------      --------------
      Net expenses....................................................            3,650                4,806               6,583
                                                                        ---------------       --------------      --------------

NET INVESTMENT INCOME (LOSS)..........................................           11,354                4,291               1,760
                                                                        ---------------       --------------      --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments.....................................................             (945)             (15,102)            (16,286)
      In-kind redemptions.............................................           32,108              123,906             166,103
                                                                        ---------------       --------------      --------------
Net realized gain (loss)..............................................           31,163              108,804             149,817

Net change in unrealized appreciation (depreciation) on investments...         (236,558)            (244,796)           (454,531)
                                                                        ---------------       --------------      --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ..............................         (205,395)            (135,992)           (304,714)
                                                                        ---------------       --------------      --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS.................................................  $      (194,041)      $     (131,701)     $     (302,954)
                                                                        ===============       ==============      ==============

(a)   Inception date.
(b) Net of foreign withholding tax of $6 for the First Trust Small Cap Core AlphaDEX(TM) Fund.


Page 100                    See Notes to Financial Statements

  FIRST TRUST                FIRST TRUST               FIRST TRUST
  SMALL CAP                  LARGE CAP VALUE           LARGE CAP GROWTH           FIRST TRUST               FIRST TRUST
  CORE                       OPPORTUNITIES             OPPORTUNITIES              MULTI CAP VALUE           MULTI CAP GROWTH
  ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND
  ----------------------     ----------------------    ----------------------     ----------------------    ----------------------
      For the Period             For the Period            For the Period             For the Period            For the Period
      May 8, 2007 (a)            May 8, 2007 (a)           May 8, 2007 (a)            May 8, 2007 (a)           May 8, 2007 (a)
          through                    through                   through                    through                   through
       July 31, 2007              July 31, 2007             July 31, 2007              July 31, 2007             July 31, 2007
  ----------------------     ----------------------    ----------------------     ----------------------    ----------------------
  $            8,524         $          13,219        $             5,894         $          11,160         $           4,601
  ------------------         -----------------        -------------------         -----------------         -----------------
               8,524                    13,219                      5,894                    11,160                     4,601
  ------------------         -----------------        -------------------         -----------------         -----------------


              31,000                    31,000                     31,000                    31,000                    31,000
               7,500                     7,500                      7,500                     7,500                     7,500
               5,685                     5,685                      5,685                     5,685                     5,685
               2,845                     2,845                      2,845                     2,563                     3,128
               3,795                     3,960                      4,701                     3,420                     4,727
               1,051                       904                      1,052                     1,063                     1,214
                 759                       792                        940                       684                       945
                 482                       486                        505                       472                       505
                 380                       395                        470                       342                       473
                 186                       186                        184                        92                       285
                  38                        40                         47                        34                        47
               1,267                     1,267                      1,267                     1,267                     1,267
  ------------------         -----------------        -------------------         -----------------         -----------------
              54,988                    55,060                     56,196                    54,122                    56,776

             (49,675)                  (49,517)                   (49,614)                  (49,334)                  (50,158)
  ------------------         -----------------        -------------------         -----------------         -----------------
               5,313                     5,543                      6,582                     4,788                     6,618
  ------------------         -----------------        -------------------         -----------------         -----------------

               3,211                     7,676                       (688)                    6,372                    (2,017)
  ------------------         -----------------        -------------------         -----------------         -----------------



             (21,375)                   (5,338)                       399                    (8,569)                  (26,562)
             164,380                   128,924                     84,145                   131,777                   146,477
  ------------------         -----------------        -------------------         -----------------         -----------------
             143,005                   123,586                     84,544                   123,208                   119,915

            (535,837)                 (531,514)                  (232,345)                 (334,249)                 (564,459)
  ------------------         -----------------        -------------------         -----------------         -----------------
            (392,832)                 (407,928)                  (147,801)                 (211,041)                 (444,544)
  ------------------         -----------------        -------------------         -----------------         -----------------


  $         (389,621)        $        (400,252)       $          (148,489)        $        (204,669)        $        (446,561)
  ==================         =================        ===================         =================         =================


                    See Notes to Financial Statements                  Page 101

First Trust Exchange-Traded AlphaDEX(TM) Fund

Statement of Changes in Net Assets


                                                                         FIRST TRUST          FIRST TRUST
                                                                         CONSUMER             CONSUMER            FIRST TRUST
                                                                         DISCRETIONARY        STAPLES             ENERGY
                                                                         ALPHADEX(TM) FUND    ALPHADEX(TM) FUND   ALPHADEX(TM) FUND
                                                                         ------------------   ------------------  ------------------
                                                                           For the Period      For the Period      For the Period
                                                                           May 8, 2007 (a)     May 8, 2007 (a)     May 8, 2007 (a)
                                                                               through             through             through
                                                                            July 31, 2007       July 31, 2007       July 31, 2007
                                                                         ------------------   ------------------  ------------------

OPERATIONS:
      Net investment income (loss).....................................  $           188      $        5,552      $          (174)
      Net realized gain (loss).........................................           (2,459)             17,598               91,222
      Net change in unrealized appreciation (depreciation).............         (114,943)           (158,588)            (253,253)
                                                                         ---------------      --------------      ---------------
      Net increase (decrease) in net assets resulting from operations..         (117,214)           (135,438)            (162,205)
                                                                         ---------------      --------------      ---------------

SHAREHOLDER TRANSACTIONS:
      Proceeds from shares sold........................................        2,000,040           4,005,824            6,438,163
      Value of shares repurchased......................................               --          (1,003,900)          (1,091,471)
                                                                         ---------------      --------------      ---------------
      Net increase (decrease) in net assets resulting from
            shareholder transactions..................................         2,000,040           3,001,924            5,346,692
                                                                         ---------------      --------------      ---------------

      Net increase (decrease) in net assets............................        1,882,826           2,866,486            5,184,487

NET ASSETS:
      Beginning of Period..............................................               --                  --                   --
                                                                         ---------------      --------------      ---------------

      End of Period....................................................  $     1,882,826      $    2,866,486      $     5,184,487
                                                                         ===============      ==============      ===============
      Accumulated net investment income (loss) at end of period........  $           188      $        5,552      $            --
                                                                         ===============      ==============      ===============



CHANGES IN SHARES OUTSTANDING:
      Shares outstanding, beginning of period..........................               --                  --                   --
      Shares sold......................................................          100,002             200,002              300,002
      Shares repurchased...............................................               --             (50,000)             (50,000)
                                                                         ---------------      --------------      ---------------
      Shares outstanding, end of period................................          100,002             150,002              250,002
                                                                         ===============      ==============      ===============

(a)   Inception date.


Page 102                     See Notes to Financial Statements

                                                       FIRST TRUST
  FIRST TRUST                FIRST TRUST               INDUSTRIALS/               FIRST TRUST               FIRST TRUST
  FINANCIALS                 HEALTH CARE               PRODUCER DURABLES          MATERIALS                 TECHNOLOGY
  ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND
  ----------------------     ----------------------    ----------------------     ----------------------    ----------------------
      For the Period             For the Period            For the Period             For the Period            For the Period
      May 8, 2007 (a)            May 8, 2007 (a)           May 8, 2007 (a)            May 8, 2007 (a)           May 8, 2007 (a)
          through                    through                   through                    through                   through
       July 31, 2007              July 31, 2007             July 31, 2007              July 31, 2007             July 31, 2007
  ----------------------     ----------------------    ----------------------     ----------------------    ----------------------
  $            6,584         $          (1,425)        $            (742)         $          2,537          $         (2,303)
              (3,175)                  (25,010)                  (34,546)                   54,276                    47,247
            (212,488)                  (25,073)                 (266,187)                  (54,042)                    3,992
  ------------------         -----------------         -----------------          ----------------          ----------------
            (209,079)                  (51,508)                 (301,475)                    2,771                    48,936
  ------------------         -----------------         -----------------          ----------------          ----------------


           2,000,040                 2,000,040                 5,019,794                 4,071,138                 3,148,212
                  --                        --                        --                (1,048,802)               (1,048,212)
  ------------------         -----------------         -----------------          ----------------          ----------------

           2,000,040                 2,000,040                 5,019,794                 3,022,336                 2,100,000
  ------------------         -----------------         -----------------          ----------------          ----------------

           1,790,961                 1,948,532                 4,718,319                 3,025,107                 2,148,936

                  --                        --                        --                        --                        --
  ------------------         -----------------         -----------------          ----------------          ----------------

  $        1,790,961         $       1,948,532         $       4,718,319          $      3,025,107          $      2,148,936
  ==================         =================         =================          ================          ================

  $            6,584         $              --         $              --          $          2,537          $             --
  ==================         =================         =================          ================          ================




                  --                        --                        --                        --                        --
             100,002                   100,002                   250,002                   200,002                   155,000
                  --                        --                        --                   (50,000)                  (50,000)
  ------------------         -----------------         -----------------          ----------------          ----------------
             100,002                   100,002                   250,002                   150,002                   105,000
  ==================         =================         =================          ================          ================

                    See Notes to Financial Statements                  Page 103

First Trust Exchange-Traded AlphaDEX(TM) Fund

                                                                                              FIRST TRUST         FIRST TRUST
                                                                         FIRST TRUST          LARGE CAP           MID CAP
                                                                         UTILITIES            CORE                CORE
                                                                         ALPHADEX(TM) FUND    ALPHADEX(TM) FUND   ALPHADEX(TM) FUND
                                                                         ------------------   ------------------  ------------------
                                                                           For the Period       For the Period      For the Period
                                                                           May 8, 2007 (a)      May 8, 2007 (a)     May 8, 2007 (a)
                                                                              through              through             through
                                                                           July 31, 2007        July 31, 2007       July 31, 2007
                                                                        -------------------   ------------------  -----------------
OPERATIONS:
      Net investment income (loss)....................................  $        11,354       $        4,291      $        1,760
      Net realized gain (loss)........................................           31,163              108,804             149,817
      Net change in unrealized appreciation (depreciation)............         (236,558)            (244,796)           (454,531)
                                                                        ---------------       --------------      --------------
      Net increase (decrease) in net assets resulting from operations          (194,041)            (131,701)           (302,954)
                                                                        ---------------       --------------      --------------

SHAREHOLDER TRANSACTIONS:
      Proceeds from shares sold.......................................        3,917,512            6,064,190           9,115,197
      Value of shares repurchased.....................................         (967,258)          (3,064,130)         (3,096,798)
                                                                        ---------------       --------------      --------------
      Net increase (decrease) in net assets resulting from
           shareholder transactions...................................        2,950,254            3,000,060           6,018,399
                                                                        ---------------       --------------      --------------

      Net increase (decrease) in net assets...........................        2,756,213            2,868,359           5,715,445

NET ASSETS:
      Beginning of Period.............................................               --                   --                  --
                                                                        ---------------       --------------      --------------

      End of Period...................................................  $     2,756,213       $    2,868,359      $    5,715,445
                                                                        ===============       ==============      ==============

      Accumulated net investment income (loss) at end of period.......  $        11,354     $          4,291    $          1,760
                                                                        ===============       ==============      ==============



CHANGES IN SHARES OUTSTANDING:
      Shares outstanding, beginning of period.........................               --                   --                  --
      Shares sold.....................................................          200,002              200,002             300,002
      Shares repurchased..............................................          (50,000)            (100,000)           (100,000)
                                                                        ---------------       --------------      --------------
      Shares outstanding, end of period...............................          150,002              100,002             200,002
                                                                        ===============       ==============      ==============


(a)   Inception date.

Page 104                    See Notes to Financial Statements

  FIRST TRUST                FIRST TRUST               FIRST TRUST
  SMALL CAP                  LARGE CAP VALUE           LARGE CAP GROWTH           FIRST TRUST               FIRST TRUST
  CORE                       OPPORTUNITIES             OPPORTUNITIES              MULTI CAP VALUE           MULTI CAP GROWTH
  ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND
  ----------------------     ----------------------    ----------------------     ----------------------    ----------------------
      For the Period             For the Period            For the Period             For the Period            For the Period
      May 8, 2007 (a)            May 8, 2007 (a)           May 8, 2007 (a)            May 8, 2007 (a)           May 8, 2007 (a)
          through                    through                   through                    through                   through
       July 31, 2007              July 31, 2007             July 31, 2007              July 31, 2007             July 31, 2007
  ----------------------     ----------------------    ----------------------     ----------------------    ----------------------
  $            3,211         $           7,676         $             (688)        $           6,372         $          (2,017)
             143,005                   123,586                     84,544                   123,208                   119,915
            (535,837)                 (531,514)                  (232,345)                 (334,249)                 (564,459)
  ------------------         -----------------         ------------------         -----------------         -----------------
            (389,621)                 (400,252)                  (148,489)                 (204,669)                 (446,561)
  ------------------         -----------------         ------------------         -----------------         -----------------


           9,134,960                 9,133,000                  9,069,027                 6,057,410                12,375,183
          (3,084,908)               (3,063,506)                (3,075,980)               (3,057,350)               (3,110,520)
  ------------------         -----------------         ------------------         -----------------         -----------------

           6,050,052                 6,069,494                  5,993,047                 3,000,060                 9,264,663
  ------------------         -----------------         ------------------         -----------------         -----------------

           5,660,431                 5,669,242                  5,844,558                 2,795,391                 8,818,102


                  --                        --                         --                        --                        --
  ------------------         -----------------         ------------------         -----------------         -----------------

  $        5,660,431         $       5,669,242         $        5,844,558         $       2,795,391         $       8,818,102
  ==================         =================         ==================         =================         =================

  $            3,211         $           7,676         $               --         $           6,372         $              --
  ==================         =================         ==================         =================         =================




                  --                        --                         --                        --                        --
             300,002                   300,002                    300,002                   200,002                   400,002
            (100,000)                 (100,000)                  (100,000)                 (100,000)                 (100,000)
  ------------------         -----------------         ------------------         -----------------         -----------------
             200,002                   200,002                    200,002                   100,002                   300,002
  ==================         =================         ==================         =================         =================


                    See Notes to Financial Statements                  Page 105

First Trust Exchange-Traded AlphaDEX(TM) Fund

Financial Highlights
For a share outstanding throughout the period


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND         FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                            ------------------
Net asset value, beginning of period                        $      20.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.00(f)
Net realized and unrealized gain (loss)                            (1.17)
                                                            ------------
Total from investment operations                                   (1.17)
                                                            ------------

Net asset value, end of period                              $      18.83
                                                            ============

TOTAL RETURN (C)                                                 (5.85)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      1,883
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                     11.39%(d)
Ratio of net investment income to average net assets               0.04%(d)
Portfolio turnover rate (e)                                          34%



FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND               FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      20.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.04
Net realized and unrealized gain (loss)                            (0.93)
                                                            ------------
Total from investment operations                                   (0.89)
                                                            ------------

Net asset value, end of period                              $      19.11
                                                            ============

TOTAL RETURN (C)                                                 (4.45)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      2,866
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      9.34%(d)
Ratio of net investment income to average net assets               0.98%(d)
Portfolio turnover rate (e)                                           1%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)  Amount represents less than $0.01 per share.


Page 106                     See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX(TM) Fund

Financial Highlights
For a share outstanding throughout the period


FIRST TRUST ENERGY ALPHADEX(TM) FUND                        FOR THE PERIOD
                                                            MAY 8, 2007 (A)
                                                               THROUGH
                                                            JULY 31, 2007
                                                           ------------------
Net asset value, beginning of period                        $      20.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                   (0.00)(f)
Net realized and unrealized gain (loss)                             0.74
                                                            ------------
Total from investment operations                                    0.74
                                                            ------------

Net asset value, end of period                              $      20.74
                                                            ============

TOTAL RETURN (C)                                                   3.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $     5,184
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      9.49%(d)
Ratio of net investment loss to average net assets               (0.03)%(d)
Portfolio turnover rate (e)                                           1%



FIRST TRUST FINANCIALS ALPHADEX(TM) FUND                     FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      20.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.07
Net realized and unrealized gain (loss)                            (2.16)
                                                            ------------
Total from investment operations                                   (2.09)
                                                            ------------

Net asset value, end of period                              $      17.91
                                                            ============

TOTAL RETURN (C)                                                (10.45)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $     1,791
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                     11.58%(d)
Ratio of net investment income to average net assets               1.46%(d)
Portfolio turnover rate (e)                                          26%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)  Amount represents less than $0.01 per share.


                    See Notes to Financial Statements                  Page 107

First Trust Exchange-Traded AlphaDEX(TM) Fund

Financial Highlights
For a share outstanding throughout the period



FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND                    FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      20.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                   (0.01)
Net realized and unrealized gain (loss)                            (0.51)
                                                            ------------
Total from investment operations                                   (0.52)
                                                            ------------

Net asset value, end of period                              $      19.48
                                                            ============

TOTAL RETURN (C)                                                 (2.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $     1,949
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                     11.48%(d)
Ratio of net investment loss to average net assets               (0.31)%(d)
Portfolio turnover rate (e)                                          30%



FIRST TRUST INDUSTRIALS/PRODUCER DURABLES
ALPHADEX(TM) FUND                                            FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      20.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                   (0.00)(f)
Net realized and unrealized gain (loss)                            (1.13)
                                                            ------------
Total from investment operations                                   (1.13)
                                                            ------------

Net asset value, end of period                              $      18.87
                                                            ============

TOTAL RETURN (C)                                                 (5.65)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      4,718
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                     10.09%(d)
Ratio of net investment loss to average net assets               (0.14)%(d)
Portfolio turnover rate (e)                                          24%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)  Amount represents less than $0.01 per share.


Page 108                     See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX(TM) Fund

Financial Highlights
For a share outstanding throughout the period


FIRST TRUST MATERIALS ALPHADEX(TM) FUND                      FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      20.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.02
Net realized and unrealized gain (loss)                             0.15
                                                            ------------
Total from investment operations                                    0.17
                                                            ------------

Net asset value, end of period                              $      20.17
                                                            ============

TOTAL RETURN (C)                                                   0.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      3,025
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      9.56%(d)
Ratio of net investment income to average net assets               0.46%(d)
Portfolio turnover rate (e)                                           1%



FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND                     FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      20.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                   (0.02)
Net realized and unrealized gain (loss)                             0.49
                                                            ------------
Total from investment operations                                    0.47
                                                            ------------

Net asset value, end of period                              $      20.47
                                                            ============

TOTAL RETURN (C)                                                   2.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      2,149
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                     10.64%(d)
Ratio of net investment loss to average net assets               (0.47)%(d)
Portfolio turnover rate (e)                                           6%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                     See Notes to Financial Statements                 Page 109

First Trust Exchange-Traded AlphaDEX(TM) Fund

Financial Highlights
For a share outstanding throughout the period


FIRST TRUST UTILITIES ALPHADEX(TM)FUND                       FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      20.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.09
Net realized and unrealized gain (loss)                            (1.72)
                                                            ------------
Total from investment operations                                   (1.63)
                                                            ------------

Net asset value, end of period                              $      18.37
                                                            ============

TOTAL RETURN (C)                                                 (8.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      2,756
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                     10.12%(d)
Ratio of net investment income to average net assets               2.18%(d)
Portfolio turnover rate (e)                                           1%



FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND                 FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      30.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.04
Net realized and unrealized gain (loss)                            (1.36)
                                                            ------------
Total from investment operations                                   (1.32)
                                                            ------------

Net asset value, end of period                              $      28.68
                                                            ============

TOTAL RETURN (C)                                                 (4.40)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      2,868
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      7.86%(d)
Ratio of net investment income to average net assets               0.62%(d)
Portfolio turnover rate (e)                                           1%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


Page 110                    See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX(TM) Fund

Financial Highlights
For a share outstanding throughout the period

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND                   FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      30.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.01
Net realized and unrealized gain (loss)                            (1.43)
                                                            ------------
Total from investment operations                                   (1.42)
                                                            ------------

Net asset value, end of period                              $      28.58
                                                            ============

TOTAL RETURN (C)                                                 (4.73)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      5,715
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      5.98%(d)
Ratio of net investment income to average net assets               0.19%(d)
Portfolio turnover rate (e)                                           1%



FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND                 FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      30.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.02
Net realized and unrealized gain (loss)                            (1.72)
                                                            ------------
Total from investment operations                                   (1.70)
                                                            ------------

Net asset value, end of period                              $      28.30
                                                            ============

TOTAL RETURN (C)                                                 (5.67)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      5,660
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      7.25%(d)
Ratio of net investment income to average net assets               0.42%(d)
Portfolio turnover rate (e)                                           2%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                    See Notes to Financial Statements                  Page 111

First Trust Exchange-Traded AlphaDEX(TM) Fund

Financial Highlights
For a share outstanding throughout the period



FIRST TRUST LARGE CAP VALUE OPPORTUNITIES
ALPHADEX(TM) FUND                                            FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      30.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.06
Net realized and unrealized gain (loss)                            (1.71)
                                                            ------------
Total from investment operations                                   (1.65)
                                                            ------------

Net asset value, end of period                              $      28.35
                                                            ============

TOTAL RETURN (C)                                                 (5.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      5,669
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      6.95%(d)
Ratio of net investment income to average net assets               0.97%(d)
Portfolio turnover rate (e)                                           1%



FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES
ALPHADEX(TM) FUND                                            FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      30.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                   (0.00)(f)
Net realized and unrealized gain (loss)                            (0.78)
                                                            ------------
Total from investment operations                                   (0.78)
                                                            ------------

Net asset value, end of period                              $      29.22
                                                            ============

TOTAL RETURN (C)                                                 (2.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      5,845
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      5.98%(d)
Ratio of net investment loss to average net assets               (0.07)%(d)
Portfolio turnover rate (e)                                           1%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)  Amount represents less than $0.01 per share.


Page 112                    See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX(TM) Fund

Financial Highlights
For a share outstanding throughout the period



FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND                FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      30.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.06
Net realized and unrealized gain (loss)                            (2.11)
                                                            ------------
Total from investment operations                                   (2.05)
                                                            ------------

Net asset value, end of period                              $      27.95
                                                            ============

TOTAL RETURN (C)                                                 (6.83)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      2,795
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      7.91%(d)
Ratio of net investment income to average net assets               0.93%(d)
Portfolio turnover rate (e)                                           2%



FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND               FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      30.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                   (0.01)
Net realized and unrealized gain (loss)                            (0.60)
                                                            ------------
Total from investment operations                                   (0.61)
                                                            ------------

Net asset value, end of period                              $      29.39
                                                            ============

TOTAL RETURN (C)                                                 (2.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      8,818
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      6.01%(d)
Ratio of net investment loss to average net assets               (0.21)%(d)
Portfolio turnover rate (e)                                           1%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                    See Notes to Financial Statements                  Page 113

-------------------------------------------------------------------------------
Notes to Financial Statements
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007



                             1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(TM) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of sixteen funds:
     First Trust Consumer Discretionary AlphaDEX(TM) Fund - (AMEX ticker "FXD") First Trust Consumer Staples AlphaDEX(TM) Fund - (AMEX ticker "FXG")
     First Trust Energy AlphaDEX(TM) Fund - (AMEX ticker "FXN")
     First Trust Financials AlphaDEX(TM) Fund - (AMEX ticker "FXO")
     First Trust Health Care AlphaDEX(TM) Fund - (AMEX ticker "FXH")
     First Trust Industrials/Producer Durables AlphaDEX(TM) Fund -
          (AMEX ticker "FXR")
     First Trust Materials AlphaDEX(TM) Fund - (AMEX ticker "FXZ")
     First Trust Technology AlphaDEX(TM) Fund - (AMEX ticker "FXL")
     First Trust Utilities AlphaDEX(TM) Fund - (AMEX ticker "FXU")
     First Trust Large Cap Core AlphaDEX(TM) Fund - (AMEX ticker "FEX")
     First Trust Mid Cap Core AlphaDEX(TM) Fund - (AMEX ticker "FNX")
     First Trust Small Cap Core AlphaDEX(TM) Fund - (AMEX ticker "FYX")
     First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund -
          (AMEX ticker "FTA")
     First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund -
          (AMEX ticker "FTC")
     First Trust Multi Cap Value AlphaDEX(TM) Fund - (AMEX ticker "FAB")
     First Trust Multi Cap Growth AlphaDEX(TM) Fund - (AMEX ticker "FAD")

Each fund represents a separate series of beneficial interest in the Trust (the "Fund" or collectively, the "Funds"). The Funds' shares are listed and traded on the American Stock Exchange ("AMEX"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of shares called a "Creation Unit". Each Creation Unit consists of 50,000 shares for the First Trust Consumer Discretionary AlphaDEX(TM) Fund, the First Trust Consumer Staples AlphaDEX(TM) Fund, the First Trust Energy AlphaDEX(TM) Fund, the First Trust Financials AlphaDEX(TM) Fund, the First Trust Health Care AlphaDEX(TM) Fund, the First Trust Industrials/Producer Durables AlphaDEX(TM) Fund, the First Trust Materials AlphaDEX(TM) Fund, the First Trust Technology AlphaDEX(TM) Fund, and the First Trust Utilities AlphaDEX(TM) Fund and 100,000 shares for the First Trust Large Cap Core AlphaDEX(TM) Fund, the First Trust Mid Cap Core AlphaDEX(TM) Fund, the First Trust Small Cap Core AlphaDEX(TM) Fund, the First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund, the First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund, the First Trust Multi Cap Value AlphaDEX(TM) Fund, and the First Trust Multi Cap Growth AlphaDEX(TM) Fund. Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                   INDEX
First Trust Consumer Discretionary AlphaDEX(TM) Fund                   StrataQuant(TM) ConsumerDiscretionary Index
First Trust Consumer Staples AlphaDEX(TM) Fund                         StrataQuant(TM) Consumer Staples Index
First Trust Energy AlphaDEX(TM) Fund                                   StrataQuant(TM) Energy Index
First Trust Financials AlphaDEX(TM) Fund                               StrataQuant(TM) Financials Index
First Trust Health Care AlphaDEX(TM) Fund                              StrataQuant(TM) Health Care Index
First Trust Industrials/Producer Durables AlphaDEX(TM) Fund            StrataQuant(TM) Industrials Index
First Trust Materials AlphaDEX(TM) Fund                                StrataQuant(TM) Materials Index
First Trust Technology AlphaDEX(TM) Fund                               StrataQuant(TM) TechnologyIndex
First Trust Utilities AlphaDEX(TM) Fund                                StrataQuant(TM) UtilitiesIndex
First Trust Large Cap Core AlphaDEX(TM) Fund                           Defined Large Cap Core Index
First Trust Mid Cap Core AlphaDEX(TM) Fund                             Defined Mid Cap Core Index
First Trust Small Cap Core AlphaDEX(TM) Fund                           Defined Small Cap Core Index
First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund            Defined Large Cap Value Opportunities Index
First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund           Defined Large Cap Growth Opportunities Index
First Trust Multi Cap Value AlphaDEX(TM) Fund                          Defined Multi Cap Value Index
First Trust Multi Cap Growth AlphaDEX(TM) Fund                         Defined Multi Cap Growth Index


                   2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

-------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


A.PORTFOLIO VALUATION
Each Fund determines the NAV of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. ("NASDAQ(R)") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ(R) are valued at the NASDAQ(R) Official Closing Price as determined by NASDAQ(R). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ(R), are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

The Funds may hold publicly-traded master limited partnerships ("MLP"). Distributions from such investments may include a return of capital component from the MLP to the extent of the cost basis of such MLP investments. Cumulative distributions received in excess of the Fund's cost basis in an MLP generally are recorded as dividend income.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income of the Funds, if any, are declared and paid semi-annually or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

There were no distributions paid during the period ended July 31, 2007.

As of July 31, 2007, the components of distributable earnings on a tax basis for the Funds were as follows:

                                                                       Undistributed          Accumulated        Net Unrealized
                                                                         Ordinary               Capital           Appreciation
                                                                          Income              Gain (Loss)        (Depreciation)
                                                                      --------------       ----------------     ----------------
  First Trust Consumer Discretionary AlphaDEX(TM) Fund                $        188         $     (2,058)          $  (115,344)
  First Trust Consumer Staples AlphaDEX(TM) Fund                             5,552               (3,068)             (158,588)
  First Trust Energy AlphaDEX(TM) Fund                                         892                   --              (253,253)
  First Trust Financials AlphaDEX(TM) Fund                                   6,584               (2,757)             (212,906)
  First Trust Health Care AlphaDEX(TM) Fund                                     --              (18,355)              (31,728)
  First Trust Industrials/Producer Durables AlphaDEX(TM) Fund                   --              (23,631)             (277,102)
  First Trust Materials AlphaDEX(TM) Fund                                    2,537               (4,424)              (55,234)
  First Trust Technology AlphaDEX(TM) Fund                                      --              (12,398)                3,046
  First Trust Utilities AlphaDEX(TM) Fund                                   11,354                 (945)             (236,558)
  First Trust Large Cap Core AlphaDEX(TM) Fund                               4,291              (15,102)             (244,796)
  First Trust Mid Cap Core AlphaDEX(TM) Fund                                 1,760               (7,911)             (462,906)
  First Trust Small Cap Core AlphaDEX(TM) Fund                               3,211              (14,770)             (542,442)
  First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund                7,676               (1,854)             (534,998)
  First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund                  --                   --              (232,345)
  First Trust Multi Cap Value AlphaDEX(TM) Fund                              6,372               (8,569)             (334,249)
  First Trust Multi Cap Growth AlphaDEX(TM) Fund                                --              (26,562)             (564,459)

D. INCOME TAXES
Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes.

-------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


In June 2006, Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" - an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of July 31, 2007, management has evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact resulting from the adoption of this interpretation on the Funds' financial statements.

At July 31, 2007 for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the year indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

The following Funds incurred and elected to defer net capital losses as follows:

                                                                Capital Loss
                                                              Available through
                                                                July 31, 2015
                                                              -----------------
First Trust Consumer Discretionary AlphaDEX(TM) Fund          $       2,058
First Trust Consumer Staples AlphaDEX(TM) Fund                        3,068
First Trust Energy AlphaDEX(TM) Fund                                     --
First Trust Financials AlphaDEX(TM) Fund                              2,757
First Trust Health Care AlphaDEX(TM) Fund                            18,355
First Trust Industrials/Producer Durables AlphaDEX(TM) Fund          23,631
First Trust Materials AlphaDEX(TM) Fund                               4,424
First Trust Technology AlphaDEX(TM) Fund                             12,398
First Trust Utilities AlphaDEX(TM) Fund                                 945
First Trust Large Cap Core AlphaDEX(TM) Fund                         15,102
First Trust Mid Cap Core AlphaDEX(TM) Fund                            7,911
First Trust Small Cap Core AlphaDEX(TM) Fund                         14,770
First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund           1,854
First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund             --
First Trust Multi Cap Value AlphaDEX(TM) Fund                         8,569
First Trust Multi Cap Growth AlphaDEX(TM) Fund                       26,562

In order to present paid-in capital and accumulated net realized gain (loss) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. For the period ended July 31, 2007, the adjustments were as follows:

                                                                                              Accumulated
                                                                        Accumulated          Net Realized
                                                                      Net Investment          Gain (Loss)            Paid-in
                                                                       Income (Loss)        on Investments           Capital
                                                                     ----------------      ----------------      ---------------
  First Trust Consumer Discretionary AlphaDEX(TM) Fund               $          --         $          --         $          --
  First Trust Consumer Staples AlphaDEX(TM) Fund                                --               (20,666)               20,666
  First Trust Energy AlphaDEX(TM) Fund                                         174               (90,330)               90,156
  First Trust Financials AlphaDEX(TM) Fund                                      --                    --                    --
  First Trust Health Care AlphaDEX(TM) Fund                                  1,425                    --                (1,425)
  First Trust Industrials/Producer Durables AlphaDEX(TM) Fund                  742                    --                  (742)
  First Trust Materials AlphaDEX(TM) Fund                                       --               (59,892)               59,892
  First Trust Technology AlphaDEX(TM) Fund                                   2,303               (60,591)               58,288
  First Trust Utilities AlphaDEX(TM) Fund                                       --               (32,108)               32,108
  First Trust Large Cap Core AlphaDEX(TM) Fund                                  --              (123,906)              123,906
  First Trust Mid Cap Core AlphaDEX(TM) Fund                                    --              (166,103)              166,103
  First Trust Small Cap Core AlphaDEX(TM) Fund                                  --              (164,380)              164,380
  First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund                   --              (128,924)              128,924
  First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund                 688               (84,544)               83,856
  First Trust Multi Cap Value AlphaDEX(TM) Fund                                 --              (131,777)              131,777
  First Trust Multi Cap Growth AlphaDEX(TM) Fund                             2,017              (146,477)              144,460

-------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


E. EXPENSES
Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the average net assets of each Fund. First Trust Portfolios L.P. ("First Trust Portfolios") has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUNDS                                                                        LICENSOR
First Trust Consumer Discretionary AlphaDEX(TM) Fund                         American Stock Exchange LLC
First Trust Consumer Staples AlphaDEX(TM) Fund                               American Stock Exchange LLC
First Trust Energy AlphaDEX(TM) Fund                                         American Stock Exchange LLC
First Trust Financials AlphaDEX(TM) Fund                                     American Stock Exchange LLC
First Trust Health Care AlphaDEX(TM) Fund                                    American Stock Exchange LLC
First Trust Industrials/Producer Durables AlphaDEX(TM) Fund                  American Stock Exchange LLC
First Trust Materials AlphaDEX(TM) Fund                                      American Stock Exchange LLC
First Trust Technology AlphaDEX(TM) Fund                                     American Stock Exchange LLC
First Trust Utilities AlphaDEX(TM) Fund                                      American Stock Exchange LLC
First Trust Large Cap Core AlphaDEX(TM) Fund                                 Standard & Poor's
First Trust Mid Cap Core AlphaDEX(TM) Fund                                   Standard & Poor's
First Trust Small Cap Core AlphaDEX(TM) Fund                                 Standard & Poor's
First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund                  Standard & Poor's
First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund                 Standard & Poor's
First Trust Multi Cap Value AlphaDEX(TM) Fund                                Standard & Poor's
First Trust Multi Cap Growth AlphaDEX(TM) Fund                               Standard & Poor's

The Funds are entitled to use each index and corresponding trademarks and trade names pursuant to sublicensing arrangements by and among each Fund, the respective Licensor, First Trust Advisors L.P. ("First Trust") and First Trust Portfolios. As such, the Funds pay licensing fees, which are shown on the Statements of Operations.

F. ACCOUNTING PRONOUNCEMENT
In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

      3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust (or the "Advisor") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Management Agreement. First Trust is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolios and certain other services necessary for the management of the Funds.

For these services, First Trust will receive monthly fees from each Fund calculated at an annual rate of 0.50% of such Fund's average daily net assets.

The Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement in which the Advisor has agreed to waive fees and/or reimburse the Funds to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap").

Each Fund's Expense Cap will be in effect for at least two years from its inception date. Expenses borne by the Advisor are subject to reimbursement by the Funds up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap.

For the period ended July 31, 2007, the advisory fee waivers and reimbursements of expenses (in order to maintain the Expense Caps) were as follows:

-------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


                                                                     Advisory Fee               Expense
                                                                        Waivers             Reimbursements
                                                                   -----------------       -----------------
  First Trust Consumer Discretionary AlphaDEX(TM) Fund             $       2,287           $     46,632
  First Trust Consumer Staples AlphaDEX(TM) Fund                           2,843                 46,254
  First Trust Energy AlphaDEX(TM) Fund                                     2,821                 46,774
  First Trust Financials AlphaDEX(TM) Fund                                 2,249                 46,666
  First Trust Health Care AlphaDEX(TM) Fund                                2,269                 46,650
  First Trust Industrials/Producer Durables AlphaDEX(TM) Fund              2,638                 46,927
  First Trust Materials AlphaDEX(TM) Fund                                  2,771                 46,348
  First Trust Technology AlphaDEX(TM) Fund                                 2,463                 46,501
  First Trust Utilities AlphaDEX(TM) Fund                                  2,607                 46,506
  First Trust Large Cap Core AlphaDEX(TM) Fund                             3,433                 45,742
  First Trust Mid Cap Core AlphaDEX(TM) Fund                               4,702                 44,923
  First Trust Small Cap Core AlphaDEX(TM) Fund                             3,795                 45,880
  First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund              3,960                 45,557
  First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund             4,701                 44,913
  First Trust Multi Cap Value AlphaDEX(TM) Fund                            3,420                 45,914
  First Trust Multi Cap Growth AlphaDEX(TM) Fund                           4,727                 45,431


The Bank of New York is the administrator, custodian, fund accountant and transfer agent for each Fund. Effective July 2, 2007, The Bank of New York became a subsidiary of The Bank of New York Mellon Corporation.

The Trust, on behalf of the Funds, has entered into an agreement with PFPC, Inc. ("PFPC") whereby PFPC will provide certain administrative services to the Trust and the Funds in connection with the Board's meetings and other related matters.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, Thomas R. Kadlec is paid $10,000 annually to serve as the Lead Independent Trustee and Niel B. Nielson is paid $5,000 annually to serve as the chairman of the Audit Committee, with such compensation paid by the funds in the First Trust Fund Complex and divided among those funds. Independent Trustees are also reimbursed by the funds in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings.

                  4. PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2007, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

                                                                        Purchases                 Sales
                                                                    -----------------       -----------------
  First Trust Consumer Discretionary AlphaDEX(TM) Fund              $     702,705           $    671,455
  First Trust Consumer Staples AlphaDEX(TM) Fund                           35,062                 60,547
  First Trust Energy AlphaDEX(TM) Fund                                     59,132                 26,837
  First Trust Financials AlphaDEX(TM) Fund                                535,123                503,661
  First Trust Health Care AlphaDEX(TM) Fund                               584,838                621,003
  First Trust Industrials/Producer Durables AlphaDEX(TM) Fund             696,613                690,243
  First Trust Materials AlphaDEX(TM) Fund                                  26,086                218,843
  First Trust Technology AlphaDEX(TM) Fund                                122,790                198,231
  First Trust Utilities AlphaDEX(TM) Fund                                  49,836                 22,279
  First Trust Large Cap Core AlphaDEX(TM) Fund                             20,791                217,819
  First Trust Mid Cap Core AlphaDEX(TM) Fund                               28,324                484,010
  First Trust Small Cap Core AlphaDEX(TM) Fund                             71,643                329,643
  First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund              25,231                 70,804
  First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund             28,169                 30,686
  First Trust Multi Cap Value AlphaDEX(TM) Fund                            58,577                154,471
  First Trust Multi Cap Growth AlphaDEX(TM) Fund                           27,797                526,545

-------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


For the period ended July 31, 2007, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

                                                                                 Purchases                Sales
                                                                             -----------------      -----------------
  First Trust Consumer Discretionary AlphaDEX(TM) Fund                        $  1,994,245           $         --
  First Trust Consumer Staples AlphaDEX(TM) Fund                                 3,999,951                943,865
  First Trust Energy AlphaDEX(TM) Fund                                           6,430,897              1,091,243
  First Trust Financials AlphaDEX(TM) Fund                                       1,998,598                     --
  First Trust Health Care AlphaDEX(TM) Fund                                      2,000,942                     --
  First Trust Industrials/Producer Durables AlphaDEX(TM) Fund                    5,025,611                     --
  First Trust Materials AlphaDEX(TM) Fund                                        4,075,556                920,378
  First Trust Technology AlphaDEX(TM) Fund                                       3,049,640                851,232
  First Trust Utilities AlphaDEX(TM) Fund                                        3,909,951                958,016
  First Trust Large Cap Core AlphaDEX(TM) Fund                                   6,077,955              2,866,478
  First Trust Mid Cap Core AlphaDEX(TM) Fund                                     9,142,904              2,703,729
  First Trust Small Cap Core AlphaDEX(TM) Fund                                   9,176,045              2,889,110
  First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund                    9,134,231              3,009,627
  First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund                   9,065,538              3,068,876
  First Trust Multi Cap Value AlphaDEX(TM) Fund                                  6,040,056              2,933,151
  First Trust Multi Cap Growth AlphaDEX(TM) Fund                                12,410,890              2,698,642

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

As of July 31, 2007, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation (depreciation) on investments were as follows:

                                                                                         Net
                                                                                      Unrealized         Gross           Gross
                                                                                     Appreciation     Unrealized      Unrealized
                                                                        Cost        (Depreciation)   Appreciation    Depreciation
                                                                   --------------   --------------  --------------  --------------
  First Trust Consumer Discretionary AlphaDEX(TM) Fund             $   2,023,437    $  (115,344)    $     37,030    $   (152,374)
  First Trust Consumer Staples AlphaDEX(TM) Fund                       3,048,199       (158,588)          26,139        (184,727)
  First Trust Energy AlphaDEX(TM) Fund                                 5,463,172       (253,253)          28,886        (282,139)
  First Trust Financials AlphaDEX(TM) Fund                             2,027,302       (212,906)          13,291        (226,197)
  First Trust Health Care AlphaDEX(TM) Fund                            1,946,422        (31,728)          74,631        (106,359)
  First Trust Industrials/Producer Durables AlphaDEX(TM) Fund          5,008,351       (277,102)          43,386        (320,488)
  First Trust Materials AlphaDEX(TM) Fund                              3,017,889        (55,234)         111,437        (166,671)
  First Trust Technology AlphaDEX(TM) Fund                             2,171,161          3,046           75,565         (72,519)
  First Trust Utilities AlphaDEX(TM) Fund                              3,010,654       (236,558)          17,560        (254,118)
  First Trust Large Cap Core AlphaDEX(TM) Fund                         3,123,253       (244,796)          14,488        (259,284)
  First Trust Mid Cap Core AlphaDEX(TM) Fund                           6,141,681       (462,906)          66,476        (529,382)
  First Trust Small Cap Core AlphaDEX(TM) Fund                         6,178,539       (542,442)          37,408        (579,850)
  First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund          6,206,102       (534,998)           7,534        (542,532)
  First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund         6,078,689       (232,345)          80,937        (313,282)
  First Trust Multi Cap Value AlphaDEX(TM) Fund                        3,134,218       (334,249)          12,160        (346,409)
  First Trust Multi Cap Growth AlphaDEX(TM) Fund                       9,333,411       (564,459)          69,658        (634,117)

-------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


                                   5. CAPITAL

Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 and 100,000 shares (see Note 1). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund on the transaction date. Purchasers of Creation Units must pay a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

                   Number of
                   Securities                  Creation
               in a Creation Unit           Transaction Fee
                      1-100                      $500
                    101-200                    $1,000
                    201-300                    $1,500
                    301-400                    $2,000
                    401-500                    $2,500
                    501-600                    $3,000
                    601-700                    $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by the Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Parties redeeming Creation Units must pay a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

                   Number of
                   Securities                 Redemption
               in a Creation Unit           Transaction Fee
                      1-100                      $500
                    101-200                    $1,000
                    201-300                    $1,500
                    301-400                    $2,000
                    401-500                    $2,500
                    501-600                    $3,000
                    601-700                    $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2008.

-------------------------------------------------------------------------------
Report of Indepenent Registered Public Accounting Firm
-------------------------------------------------------------------------------


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND:

We have audited the accompanying statements of assets and liabilities of First Trust Exchange-Traded AlphaDEX(TM) Fund, comprising First Trust Large Cap Core AlphaDEX(TM) Fund, First Trust Mid Cap Core AlphaDEX(TM) Fund, First Trust Small Cap Core AlphaDEX(TM) Fund, First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund, First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund, First Trust Multi Cap Value AlphaDEX(TM) Fund, First Trust Multi Cap Growth AlphaDEX(TM) Fund, First Trust Consumer Discretionary AlphaDEX(TM) Fund, First Trust Consumer Staples AlphaDEX(TM) Fund, First Trust Financials AlphaDEX(TM) Fund, First Trust Energy AlphaDEX(TM) Fund, First Trust Health Care AlphaDEX(TM) Fund, First Trust Industrials/Producer Durables AlphaDEX(TM) Fund, First Trust Materials AlphaDEX(TM) Fund, First Trust Technology AlphaDEX(TM) Fund, and First Trust Utilities AlphaDEX(TM) Fund (collectively, the "Funds"), including the portfolios of investments, as of July 31, 2007, and the related statements of operations, changes in net assets and the financial highlights for the period May 8, 2007 (inception) through July 31, 2007. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the Funds' custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Exchange-Traded AlphaDEX(TM) Fund as of July 31, 2007, the results of their operations, changes in their net assets, and the financial highlights for the period May 8, 2007 (inception) through July 31, 2007 in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP


Chicago, Illinois
September 14, 2007

-------------------------------------------------------------------------------
Additional Information (Unaudited)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Funds voted proxies relating to portfolio securities during the period ended July 31, 2007 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                               ADVISORY AGREEMENT

     BOARD CONSIDERATIONS REGARDING APPROVAL OF FIRST TRUST EXCHANGE-TRADED
                     ALPHADEX(TM) FUND'S ADVISORY CONTRACT

The Board of Trustees of the First Trust Exchange-Traded AlphaDEX(TM) Fund (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") for the following funds: (a) First Trust Large Cap Core AlphaDEX(TM) Fund, First Trust Mid Cap Core AlphaDEX(TM) Fund and First Trust SMall Cap Core AlphaDEX(TM) Fund (each a "Core Fund" and collectively, the "Core Funds"); (b) First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund and First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund (each a "Style Fund" and collectively, the "Style Funds"); (c) First Trust Multi Cap Value AlphaDEX(TM) Fund and First Trust Multi Cap Growth AlphaDEX(TM) Fund (each a "Multi Cap FUNd" and collectively, the "Multi Cap Funds"); and (d) First Trust Consumer Discretionary AlphaDEX(TM) Fund, First Trust Consumer Staples AlphaDEX(TM) Fund, First Trust Energy AlphaDEX(TM) Fund, First TRUst Financials AlphaDEX(TM) Fund, First Trust Health Care AlphaDEX(TM) Fund, First Trust Industrials/Producer Durables AlphaDEX(TM) Fund, First Trust Materials AlphaDEX(TM) Fund, First TruST Technology AlphaDEX(TM) Fund and First Trust Utilities AlphaDEX(TM) Fund (each a "Sector Fund" and collectively, the "Sector Funds"). Each Core Fund, Style Fund, Multi Cap Fund and Sector Fund is also referred to herein individually as a "Fund" and collectively as the "Funds." The Agreement was approved by the Board for an initial two-year term at a meeting held on December 11, 2006. The Board of Trustees determined for each Fund that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of trustees have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services to be provided by First Trust (including the relevant personnel responsible for these services and their experience) to each Fund; the proposed advisory fee for each Fund as compared to fees charged by investment advisors to comparable funds and as compared to fees charged to other First Trust clients; estimated expenses of each Fund as compared to those of comparable funds; the nature of expenses to be incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on First Trust; fall-out benefits to First Trust and First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board also applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders.

-------------------------------------------------------------------------------
Additional Information (Unaudited) (Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


In evaluating whether to approve the Agreement for each Fund, the Board considered the nature, extent and quality of services to be provided under the Agreement, and noted that, while the Funds are the initial series of the Trust, First Trust employees provide management services to other investment companies, including other exchange-traded funds ("ETFs"), in the First Trust complex with diligence and care. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Funds. It also considered the efforts expended by First Trust in organizing the Trust and making arrangements for entities to provide services to the Funds. Since each Fund is newly organized, the Board did not consider the investment performance of the Funds, but the Board did consider the performance of the applicable index for each Fund. The Board concluded it was comfortable that First Trust had the capabilities and resources to oversee the operations of each Fund, including the services to be provided by other service providers.

For each Fund, the Trustees reviewed information showing the advisory fee and estimated expense ratio as compared to those of a peer group selected by First Trust. They noted that the peer group for each Fund consisted solely of other ETFs. The Board considered certain limitations in the comparability of the funds in each peer group, including that certain peer funds had operated for less than a year. With respect to the advisory fees for the Funds, the Board noted the following:

        (a) The Board noted the services to be provided by First Trust to each Core Fund for the annual advisory fee of 0.50% of the Core Fund's average daily net assets and that the proposed advisory fee for each Core Fund was above the average of the advisory fees of the Core Fund's peer group. The Board noted that except for First Trust Mid Cap Core AlphaDEX(TM) Fund, in each case the fee was equal to the Core Fund's closest peer. The Board concluded that each Core Fund's advisory fee was within an acceptable range of the peer group and consistent with reasonable expectations in light of the nature, quality and extent of the services to be provided by First Trust.

        (b) The Board noted the services to be provided by First Trust to each Style Fund for the annual advisory fee of 0.50% of the Style Fund's average daily net assets and that the proposed advisory fee for each Style Fund was above the average of the advisory fees of the Style Fund's peer group. The Board noted that in each case the fee was equal to the Style Fund's closest peer. The Board concluded that each Style Fund's advisory fee was within an acceptable range of the peer group and consistent with reasonable expectations in light of the nature, quality and extent of the services to be provided by First Trust.

        (c) The Board noted the services to be provided by First Trust to each Multi Cap Fund for the annual advisory fee of 0.50% of the Multi Cap Fund's average daily net assets and that the proposed advisory fee for each Multi Cap Fund was above the average of the advisory fees of the Multi Cap Fund's peer group. The Board noted that in each case the fee was equal to the Multi Cap Fund's closest peer. The Board concluded that each Multi Cap Fund's advisory fee was within an acceptable range of the peer group and consistent with reasonable expectations in light of the nature, quality and extent of the services to be provided by First Trust.

        (d) The Board noted the services to be provided by First Trust to each Sector Fund for the annual advisory fee of 0.50% of the Sector Fund's average daily net assets and that the proposed advisory fee for each Sector Fund was above the average of the advisory fees of the Sector Fund's peer group. The Board noted that except for First Trust Materials AlphaDEX(TM) Fund, in each case the fee was equal to the Sector Fund's closesT peer. The Board concluded that each Sector Fund's advisory fee was within an acceptable range of the peer group and consistent with reasonable expectations in light of the nature, quality and extent of the services to be provided by First Trust.

The Board also considered that First Trust has agreed to waive fees and/or pay expenses for each Fund to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.70% of average daily net assets for two years. The Trustees noted that expenses borne by First Trust are proposed to be subject to reimbursement by a Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding its expense cap, or if the expense cap is no longer in effect, would result in the Fund exceeding an expense ratio equal to its most recent expense cap. The Board considered the fees charged by First Trust to funds with investment objectives and policies similar to the Funds', noting that those fees were identical for other ETFs that target alpha, and higher for non-ETFs, except non-ETFs for which First Trust serves as sub-advisor, for which the annual fee usually was 0.35% of average daily net assets, and the Board noted First Trust's statement that the services provided to these funds may not be comparable to those to be provided

-------------------------------------------------------------------------------
Additional Information (Unaudited)(Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


to the Funds. In light of nature, extent and quality of services to be provided to each Fund under the Agreement, and in light of First Trust's agreement to waive fees and/or pay each Fund's expenses for at least two years up to the expense cap, the Board determined for each Fund that the investment advisory fee was fair and reasonable.

Finally, the Board noted First Trust's commitment to attempt to analyze whether economies of scale can be realized as Trust assets increase and operations experience is accumulated, and noted that First Trust intended to continue to make investments in infrastructure and personnel. The Board took the costs to be borne by First Trust in connection with its services to be performed under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement to First Trust for each Fund, but had agreed to cap each Fund's expenses for two years. The Board considered that First Trust had identified as a fall-out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Funds or other ETFs for which First Trust acts as investment advisor, may have had no dealings with First Trust. The Board also noted that First Trust would not utilize soft dollars in connection with its management of each Fund's portfolio.

After discussion, the Board of Trustees, including the Independent Trustees, concluded that First Trust had the capabilities, resources and personnel necessary to manage each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of each Fund to approve the Agreement. No single factor was determinative in the Board's analysis.

-------------------------------------------------------------------------------
Board of Trustees and Officers (Unaudited)
-------------------------------------------------------------------------------

                 FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                                 JULY 31, 2007


Each Fund's respective statement of additional information includes information about the Trustees and is available without charge, upon request, by calling
(800) 988-5891.

-----------------------------------------------------------------------------------------------------------------------------------
                               Interested Trustee
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                              TERM OF OFFICE                                 THE FIRST TRUST       OTHER
                            POSITION AND      AND YEAR FIRST                                  FUND COMPLEX    TRUSTEESHIPS OR
     NAME, ADDRESS          OFFICES WITH        ELECTED OR        PRINCIPAL OCCUPATION(S)      OVERSEEN BY     DIRECTORSHIPS
   AND DATE OF BIRTH            TRUST           APPOINTED         DURING PAST FIVE YEARS         TRUSTEE      HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1)           President,      o Indefinite term    President, First Trust            56         Trustee of
1001 Warrenville Road       Chairman of                          Advisors L.P. and First                      Wheaton College
Suite 300                   the Board,      o 2006               Trust Portfolios L.P.;
Lisle, IL 60532             Chief                                Chairman of the Board,
DOB. 9/55                   Executive                            BondWave LLC (Software
                            Officer and                          Development Company/
                            Trustee                              Broker-Dealer) and
                                                                 Stonebridge Advisors LLC
                                                                 (Investment Adviser)

-----------------------------------------------------------------------------------------------------------------------------------
                              Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson         Trustee         o Indefinite term    Physician; President,             56         NONE
c/o First Trust Advisors                                         Wheaton Orthopedics;
L.P.                                        o 2006               Co-Owner and Co-Director,
1001 Warrenville Road                                            (January 1996 to May 2007),
Suite 300                                                        Sports Med Center for
Lisle, IL 60532                                                  Fitness; Limited Partner,
DOB: 4/51                                                        Gundersen Real Estate
                                                                 Partnership; Limited
                                                                 Partner, Sportsmed LLC

Thomas R. Kadlec            Trustee         o Indefinite term    Senior Vice President (May        56         NONE
c/o First Trust Advisors                                         2007 to Present), Vice
L.P.                                        o 2006               President and Chief
1001 Warrenville Road                                            Financial Officer (1990 to
Suite 300                                                        May 2007), ADM Investor
Lisle, IL 60532                                                  Services, Inc. (Futures
DOB: 11/57                                                       Commission Merchant); Vice
                                                                 President (May 2005 to
                                                                 Present), ADM Derivatives,
                                                                 Inc.; Registered
                                                                 Representative (2000 to
                                                                 present), Segerdahl &
                                                                 Company, Inc., an NASD
                                                                 member (Broker-Dealer)

Robert F. Keith             Trustee         o Indefinite term    President (2003 to Present),      56         NONE
c/o First Trust Advisors                                         Hibs Enterprises (Financial
L.P.                                        o 2006               and Management Consulting);
1001 Warrenville Road                                            President (2001 to 2003),
Suite 300                                                        Aramark Service Master
Lisle, IL 60532                                                  Management; President and
DOB: 11/58                                                       Chief Operating Officer
                                                                 (1998 to 2003), Service
                                                                 Master Management Services

Niel B. Nielson             Trustee         o Indefinite term    President (June 2002 to           56         Director of
c/o First Trust Advisors                                         Present), Covenant College                   Covenant
L.P.                                        o 2006                                                            Transport Inc.
1001 Warrenville Road
Suite 300
Lisle, IL 60532
DOB: 3/54


--------------------
1 Mr. Bowen is deemed an "interested person" of the Funds due to his position as President of First Trust Advisors L.P., investment adviser of the Funds.

-------------------------------------------------------------------------------
Board of Trustees and Officers (Unaudited)(Continued)
-------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                                  JULY 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                    Officers
-----------------------------------------------------------------------------------------------------------------------------------
                                    POSITION(S)             TERM OF OFFICE
    NAME, ADDRESS, AND               HELD WITH              AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH                   FUNDS                 TIME SERVED                   DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley             Treasurer, Controller,      o Indefinite term      Chief Financial Officer, First Trust Advisors
1001 Warrenville Road       Chief Financial Officer                            L.P. and First Trust Portfolios L.P.; Chief
Suite 300                   and Chief Accounting        o 2006                 Financial Officer, BondWave LLC (Software
Lisle, IL 60532             Officer                                            Development Company/Broker-Dealer) and
DOB: 11/57                                                                     Stonebridge Advisors LLC (Investment Adviser)

Kelley Christensen          Vice President              o Indefinite term      Assistant Vice President, First Trust
1001 Warrenville Road                                                          Portfolios L.P. and First Trust Advisors L.P.
Suite 300                                               o 2006
Lisle, IL 60532
DOB: 9/70

James M. Dykas              Assistant Treasurer         o Indefinite term      Senior Vice President (April 2007 to
1001 Warrenville Road                                                          Present), Vice President (January 2005 to
Suite 300                                               o 2006                 April 2007), First Trust Advisors L.P. and
Lisle, IL 60532                                                                First Trust Portfolios L.P.; Executive
DOB: 1/66                                                                      Director (December 2002 to January 2005),
                                                                               Vice President (December 2000 to December
                                                                               2002), Van Kampen Asset Management and Morgan
                                                                               Stanley Investment Management

W. Scott Jardine            Secretary and Chief         o Indefinite term      General Counsel, First Trust Advisors L.P.
1001 Warrenville Road       Compliance Officer ("CCO")                         and First Trust Portfolios L.P.; Secretary,
Suite 300                                               o 2006                 BondWave LLC (Software Development
Lisle, IL 60532                                                                Company/Broker-Dealer) and Stonebridge
DOB: 5/60                                                                      Advisors LLC (Investment Adviser)

Daniel J. Lindquist         Vice President              o Indefinite term      Senior Vice President (September 2005 to
1001 Warrenville Road                                                          Present), Vice President (April 2004 to
Suite 300                                               o 2006                 September 2005), First Trust Advisors L.P.
Lisle, IL 60532                                                                and First Trust Portfolios L.P.; Chief
DOB: 2/70                                                                      Operating Officer (January 2004 to April
                                                                               2004), Mina Capital Management, LLC; Chief
                                                                               Operating Officer (April 2000 to January
                                                                               2004), Samaritan Asset Management Services,
                                                                               Inc.

Kristi A. Maher             Assistant Secretary         o Indefinite term      Deputy General Counsel (May 2007 to Present),
1001 Warrenville Road                                                          Assistant General Counsel (March 2004 to May
Suite 300                                               o 2006                 2007), First Trust Advisors L.P. and First
Lisle, IL 60532                                                                Trust Portfolios L.P.; Associate (1995-2004),
DOB: 12/66                                                                     Chapman and Cutler LLP

Roger Testin                Vice President              o Indefinite term      Senior Vice President (November 2003 to
1001 Warrenville Road                                                          Present), Vice President (August 2001 to
Suite 300                                               o 2006                 November 2003), First Trust Portfolios L.P.
Lisle, IL 60532                                                                and First Trust Advisors L.P.; Analyst (1998
DOB: 06/66                                                                     to 2001), Dolan Capital Management

Stan Ueland                 Vice President              o Indefinite term      Vice President .(August 2005 to Present),
1001 Warrenville Road                                                          First Trust Advisors L.P. and First Trust
Suite 300                                               o  2006                Portfolios L.P; Vice President (May 2004 to
Lisle, IL 60532                                                                August 2005), BondWave LLC (Software
DOB: 11/70                                                                     Development Company/Broker-Dealer); Account
                                                                               Executive (January 2003 to May 2004), Mina
                                                                               Capital Management, LLC and Samaritan Asset
                                                                               Management Services, Inc.; Sales Consultant
                                                                               (January 1997 to January 2003), Oracle
                                                                               Corporation

-------------------------------------------------------------------------------
Risk Considerations (Unaudited)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT 1-800-621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE PARTICULAR FUND. READ IT CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST
EXCHANGE-TRADED ALPHADEX(TM) FUND.

RISK CONSIDERATIONS

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund

You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of its corresponding index for a number of reasons. For example, the Funds incur operating expenses not applicable to their corresponding indexes, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of its corresponding index. In addition, the each Fund's portfolio holdings may not exactly replicate the securities included in its corresponding index or the ratios between the securities included in such index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from a Fund's index.

Each Fund relies on a license and related sublicense that permits it to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund may be concentrated in stocks of companies in an individual industry or sector if the Fund's corresponding index is concentrated in an individual industry or sector. You should be aware that an investment in a portfolio that is concentrated in an individual industry or sector involves additional risk, including limited diversification.

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Funds may invest a relatively high percentage of its assets in a limited number of issuers, the Funds may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

The First Trust Consumer Discretionary AlphaDEX(TM) Fund, the First Trust Consumer Staples AlphaDEX(TM) Fund, the First Trust Energy AlphaDEX(TM) Fund, the First Trust Financials AlphaDEX(TM) Fund, the FIRst Trust Health Care AlphaDEX(TM) Fund, the First Trust Industrials/Producer Durables AlphaDEX(TM) FunD, the First Trust Materials AlphaDEX(TM) Fund, the First Trust Technology AlphaDEX(TM) Fund, the FirsT Trust Utilities AlphaDEX(TM) Fund, the First Trust Multi Cap Value AlphaDEX(TM) Fund and the First TRust Multi Cap Growth AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may experience greater price volatility than larger, more established companies.

The First Trust Mid Cap Core AlphaDEX(TM) Fund invests in mid-cap companies and is subject to additional risks because such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies.

-------------------------------------------------------------------------------
Risk Considerations (Unaudited)(Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


The First Trust Small Cap Core AlphaDEX(TM) Fund invests in small-cap companies and is subject to additional risks, as the share prices of small-cap companies are often more volatile than those of larger companies.

The First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund and the First Trust Multi Cap Value AlphaDEX(TM) Fund invest with a value-oriented investment style and may not be successful in realizing their respective investment objectives. Value companies may have experienced adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.

The First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund the First Trust Multi Cap Growth AlphaDEX(TM) Fund invest with a growth-oriented investment style and may not be successful in realizing their respective investment objectives. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.

The First Trust Consumer Discretionary AlphaDEX(TM) Fund invests in the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust Consumer Staples AlphaDEX(TM) Fund invests in the securities of companies in the consumer staples sector. Because companies in the consumer staples sector provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits, these companies may be affected by a variety of factors which could impact company profitability. For instance, government regulations may affect the permissibility of using various food additives and the production methods of companies that manufacture food products. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of foods and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

The First Trust Energy AlphaDEX(TM) Fund invests in the securities of companies in the energy sectoR. The companies in the energy sector include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico will also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. and Russian crude oil production will likely lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

The First Trust Financials AlphaDEX(TM) Fund invests in the securities of companies in the financiaLS sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although the barriers which separated the banking, insurance and securities industries were eliminated by legislation, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

The First Trust Health Care AlphaDEX(TM) Fund invests in the securities of companies in the health care sector. Because companies in the health care sector are involved in medical services or health care including biotechnology research and production, drugs and pharmaceuticals, and health care facilities and services, general problems of these companies include extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

The First Trust Industrials/Producer Durables AlphaDEX(TM) Fund invests in the securities of companies in the industrials and producer durables sectors. Many companies in these sectors convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in these sectors are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer

-------------------------------------------------------------------------------
Risk Considerations (Unaudited)(Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust Materials AlphaDEX(TM) Fund invests in the securities of companies in the materials sector. Because companies in the materials sector are involved in the extracting or processing of raw materials, general risks of these companies include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

The First Trust Technology AlphaDEX(TM) Fund invests in the securities of companies in the technoloGY sector. Because companies in the technology sector serve the electronics and computer industries or manufacture products based on the latest applied science, general risks of these companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance. Also, the stocks of many technology companies have exceptionally high price-to-earning ratios with little or no earnings histories.

The First Trust Utilities AlphaDEX(TM) Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.


      NOT FDIC INSURED      NOT BANK GUARANTEED       MAY LOSE VALUE

--------------------------------------------------------------------------------


[LOGO OMITTED]    FIRST TRUST
                  ADVISORS, L.P.


FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND


--------------------------------------------------------------------------------


INVESTMENT ADVISOR
First Trust Advisors L.P.
1001 Warrenville Road
Lisle, IL 60532


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York
101 Barclay Street
New York, NY 10286


BOARD ADMINISTRATOR
PFPC, Inc.
301 Bellevue Parkway
Wilmington, DE 19809


INDEPENDENT REGISTERED
PUBLIC ACCOUNTANT
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606


LEGAL COUNSEL
CHAPMAN AND CUTLER LLP
111 W. MONROE STREET
CHICAGO, IL 60603



Back Cover

               FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                        PART C - OTHER INFORMATION

ITEM 23.      EXHIBITS

EXHIBIT NO.   DESCRIPTION

        (a)   Declaration of Trust of Registrant. (1)

        (b)   By-Laws of the Registrant. (2)

        (c)   Not Applicable.

        (d)   (1) Investment Management Agreement dated April 26, 2007. (2)

              (2) Expense Reimbursement, Fee Waiver and Recovery Agreement dated April 26, 2007. (2)

        (e)   Distribution Agreement dated April 26, 2007. (2)

        (f)   Not Applicable.

        (g)   Custody Agreement between the Registrant and The Bank of New York.
              (4)

        (h) (1) Transfer Agency Agreement between the Registrant and The Bank of New York. (4)

              (2) Administration and Accounting Agreement between the Registrant and The Bank of New York. (4)

              (3) Form of Subscription Agreement. (2)

              (4) Form of Participant Agreement. (2)

              (5) Board Administration Services Agreement among PFPC, Inc., First Trust Exchange-Traded Fund and First Trust Exchange-Traded AlphaDEX(TM) Fund dated February 15, 2007. (3)

              (6) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Consumer Discretionary AlphaDEX(TM) Fund dated April 26, 2007. (2)

              (7) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Consumer Staples AlphaDEX(TM) Fund dated April 26, 2007. (2)

              (8) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Energy AlphaDEX(TM) Fund dated April 26, 2007. (2)

              (9) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Financials AlphaDEX(TM) Fund dated April 26, 2007. (2)

              (10) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Health Care AlphaDEX(TM) Fund dated April 26, 2007.
              (2)

              (11) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Industrials AlphaDEX(TM) Fund dated April 26, 2007.
              (2)

              (12) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Materials AlphaDEX(TM) Fund dated April 26, 2007. (2)

              (13) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Technology AlphaDEX(TM) Fund dated April 26, 2007. (2)

              (14) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Utilities AlphaDEX(TM) Fund dated April 26, 2007. (2

              (15) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and First Trust Large Cap Core AlphaDEX(TM) Fund dated April 26, 2007. (2)

              (16) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and First Trust Mid Cap Core AlphaDEX(TM) Fund dated April 26, 2007. (2)

              (17) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and First Trust Small Cap Core AlphaDEX(TM) Fund dated April 26, 2007. (2)

              (18) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund dated April 26, 2007. (2)

              (19) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and First Trust Mid Cap Growth Opportunities AlphaDEX(TM) Fund dated April 26, 2007. (2)

              (20) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and First Trust Multi Cap Value AlphaDEX(TM) Fund dated April 26, 2007. (2)

              (21) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and First Trust Multi Cap Growth AlphaDEX(TM) Fund dated April 26, 2007. (2)

              (22) Amendment No. 1 to the Sublicense Agreement dated as of April 26, 2007, by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Industrials/Producer Durables AlphaDEX(TM) Fund dated May 8, 2007.
              (4)

        (i) (1) Opinion and Consent of Chapman and Cutler LLP dated April 26, 2007. (2)

              (2) Opinion and Consent of Bingham McCutchen LLP dated April 26, 2007. (2)

              (3) Opinion and Consent of Chapman and Cutler LLP dated November 16, 2007. (4)

        (j)   Consent of Deloitte & Touche LLP dated November 15, 2007. (4)

        (k)   Not Applicable.

        (l)   Not Applicable.

        (m)   (1) 12b-1 Service Plan. (2)

              (2) Letter Agreement Regarding 12b-1 Fees, dated as of May 1, 2007. (3)

              (3) Letter Agreement Regarding 12b-1 Fees, dated as of November 13, 2007. (4)

        (n)   Not Applicable.

        (o)   Not Applicable.

        (p) (1) First Trust Advisors L.P. Investment Adviser Code of Ethics, amended on May 31, 2006. (2)

              (2) First Trust Portfolios L.P. Code of Ethics, amended on May 31, 2006. (2)

              (3) First Trust Funds Code of Ethics, amended on May 31, 2006. (2)

        (q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing, among others, James A. Bowen, W. Scott Jardine and Eric F. Fess to execute the Registration Statement.
              (1)

_________________

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-140895) filed on February 26, 2007.

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-140895) filed on April 27, 2007.

(3) Incorporated by reference to First Trust Exchange-Traded Fund's Registration Statement on Form N-1A (File No. 333-125751) filed on June 18, 2007.

(4)  Filed herewith.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable.


ITEM 25. INDEMNIFICATION

         Section 9.5 of the Registrant's Declaration of Trust provides as follows:

         Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

         No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

         The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

         Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

         To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         First Trust Advisors L.P. ("First Trust") serves as investment adviser to the Registrant, serves as adviser or subadviser to 25 mutual funds, 36 exchange-traded funds and 14 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

         The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

         Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

James A. Bowen, Managing Director/President                  Managing Director/President, FTP; Chairman of the Board
                                                             of Directors, BondWave LLC and Stonebridge Advisors LLC

Ronald D. McAlister, Managing Director                       Managing Director, FTP

Mark R. Bradley, Chief Financial Officer and Managing        Chief Financial Officer and Managing Director, FTP; Chief
Director                                                     Financial Officer, BondWave LLC and Stonebridge Advisors LLC

Robert F. Carey, Chief Investment Officer and Senior Vice    Senior Vice President, FTP
President

W. Scott Jardine, General Counsel                            General Counsel, FTP; Secretary of BondWave LLC and
                                                             Stonebridge Advisors LLC

Kristi A. Maher, Deputy General Counsel                      Deputy General Counsel, FTP; Assistant General Counsel, FTP

Michelle Quintos, Assistant General Counsel                  Assistant General Counsel, FTP; Associate, Jones Day,
                                                             2002 to December 2005

John Vasko, Assistant General Counsel                        Senior Counsel, Michaels and May, October 2006 to May
                                                             2007; Assistant General Counsel, ARAMARK Corporation

Pamela Wirt, Assistant General Counsel                       Of Counsel, Vedder, Price, Kaufman and Kammholz, P.C.,
                                                             February 2006 to January 2007; Independent Contractor
                                                             Attorney, SBA Network Services, Inc.

R. Scott Hall, Managing Director                             Managing Director, FTP

Andrew S. Roggensack, Managing Director                      Managing Director, FTP

Elizabeth H. Bull, Senior Vice President                     Senior Vice President, FTP

Christopher L. Dixon, Senior Vice President                  Senior Vice President, FTP

Jane Doyle, Senior Vice President                            Senior Vice President, FTP




NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

James M. Dykas, Senior Vice President                        Senior Vice President, FTP since April 2007; Vice
                                                             President, FTP from January 2005 to April 2007; Executive
                                                             Director, Van Kampen Asset Management and Morgan Stanley
                                                             Investment Management, 1999 to January 2005

Jon C. Erickson, Senior Vice President                       Senior Vice President, FTP

Kenneth N. Hass, Senior Vice President                       Senior Vice President, FTP

Jason T. Henry, Senior Vice President                        Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President                   Senior Vice President, FTP

David G. McGarel, Senior Vice President                      Senior Vice President, FTP

Mitchell Mohr, Senior Vice President                         Senior Vice President, FTP

Joseph McDermott, Chief Compliance Officer and Senior Vice   Senior Vice President, FTP since April 2006; CCO Driehaus
President                                                    Capital Management LLC, Driehaus Securities LLC and
                                                             Driehaus Mutual Funds, January 2004 to April 2006

Robert M. Porcellino, Senior Vice President                  Senior Vice President, FTP

Roger F. Testin, Senior Vice President                       Senior Vice President, FTP

James P. Koeneman, Vice President                            Vice President, FTP

Alan M. Rooney, Vice President                               Senior Vice President, FTP

Ronda L. Saeli, Vice President                               Vice President, FTP

Kirk Sims, Vice President                                    Vice President, FTP

Walter E. Stubbings, Jr., Vice President                     Vice President, FTP

Richard S. Swiatek, Vice President                           Vice President, FTP

Stan Ueland, Vice President                                  Vice President, FTP since August 2005; Vice President
                                                             BondWave LLC, May 2004 to August 2005

Brad Bradley, Assistant Vice President                       Assistant Vice President, FTP

Kelley A. Christensen, Assistant Vice President              Assistant Vice President, FTP

Katie D. Collins, Assistant Vice President                   Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President                 Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                     Assistant Vice President, FTP

John H. Sherren, Assistant Vice President                    Assistant Vice President, FTP

Michael S. Stange, Assistant Vice President                  Assistant Vice President, FTP



NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

Lynae Peays, Assistant Vice President                        Assistant Vice President, FTP


ITEM 27. PRINCIPAL UNDERWRITER

         (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded AlphaDEX(TM) Fund and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

         (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

The Charger Corporation                    General Partner                       None

Grace Partners of DuPage L.P.              Limited Partner                       None

James A. Bowen                             Managing Director/President           President, Chairman of the Board,
                                                                                 Trustee, Chief Executive Officer

Mark R. Bradley                            Chief Financial Officer; Managing     Treasurer, Chief Financial Officer
                                           Director                              and Chief Accounting Officer

Robert W. Bredemeier                       Managing Director                     None

Frank L. Fichera                           Managing Director                     None

Russell J. Graham                          Managing Director                     None

R. Scott Hall                              Managing Director                     None

W. Scott Jardine                           General Counsel                       Chief Compliance Officer and Secretary

Kristi A. Maher                            Deputy General Counsel                Assistant Secretary

Michelle Quintos                           Assistant General Counsel             None

John Vasko                                 Assistant General Counsel             None

Pamela Wirt                                Assistant General Counsel             None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Ronald D. McAlister                        Managing Director                     None

Richard A. Olson                           Managing Director                     None

Andrew S. Roggensack                       Managing Director                     None

Elizabeth H. Bull                          Senior Vice President                 None

Robert F. Carey                            Senior Vice President                 None

Patricia L. Costello                       Senior Vice President                 None

Christopher L. Dixon                       Senior Vice President                 None

Jane Doyle                                 Senior Vice President                 None

James M. Dykas                             Senior Vice President                 Assistant Treasurer

Jon C. Erickson                            Senior Vice President                 None

Kenneth N. Hass                            Senior Vice President                 None

Thomas V. Hendricks                        Senior Vice President                 None

Jason T. Henry                             Senior Vice President                 None

Christian D. Jeppesen                      Senior Vice President                 None

Christopher A. Lagioia                     Senior Vice President                 None

Daniel J. Lindquist                        Senior Vice President                 Vice President

Joseph McDermott                           Senior Vice President                 None

David G. McGarel                           Senior Vice President                 None

Mark R. McHenney                           Senior Vice President                 None

Mitchell Mohr                              Senior Vice President                 None

Paul E. Nelson                             Senior Vice President                 None

Steve R. Nelson                            Senior Vice President                 None

Robert M. Porcellino                       Senior Vice President                 None

Steven R. Ritter                           Senior Vice President                 None

Alan Rooney                                Senior Vice President                 None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Francine Russell                           Senior Vice President                 None

Brad A. Shaffer                            Senior Vice President                 None

Brian Sheehan                              Senior Vice President                 None

James J. Simpson                           Senior Vice President                 None

Andrew C. Subramanian                      Senior Vice President                 None

Mark P. Sullivan                           Senior Vice President                 None

Roger F. Testin                            Senior Vice President                 Vice President

Chadwick K. Thorson                        Senior Vice President                 None

Gregory E. Wearsch                         Senior Vice President                 None

Patrick Woelfel                            Senior Vice President                 None

Dan Affetto                                Vice President                        None

Lance Allen                                Vice President                        None

Eric Anderson                              Vice President                        None

Carlos Barbosa                             Vice President                        None

Michael Bean                               Vice President                        None

Rob Biddinger                              Vice President                        None

Mike Britt                                 Vice President                        None

Nathan S. Cassel                           Vice President                        None

Robert E. Christensen                      Vice President                        None

Will Cobb                                  Vice President                        None

Joshua Crosley                             Vice President                        None

Michael Dawson                             Vice President                        None

Michael Durr                               Vice President                        None

Albert K. Davis                            Vice President                        None

Daren J. Davis                             Vice President                        None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Sean Degnan                                Vice President                        None

Robert T. Doak                             Vice President                        None

Joel D. Donley                             Vice President                        None

Brett Egner                                Vice President                        None

Mike Flaherty                              Vice President                        None

Wendy Flaherty                             Vice President                        None

Edward Foley                               Vice President                        None

Don Fuller                                 Vice President                        None

John Gillis                                Vice President                        None

Patrick Good                               Vice President                        None

Matt D. Graham                             Vice President                        None

Matt Griffin                               Vice President                        None

William M. Hannold                         Vice President                        None

Mary Jane Hansen                           Vice President                        None

Vance Hicks                                Vice President                        None

Rick Johnson                               Vice President                        None

Tom Knickerbocker                          Vice President                        None

James P. Koeneman                          Vice President                        None

Thomas E. Kotcher                          Vice President                        None

Daniel Lavin                               Vice President                        None

Michael P. Leyden                          Vice President                        None

Keith L. Litavsky                          Vice President                        None

Stephanie L. Martin                        Vice President                        None

Marty McFadden                             Vice President                        None

Sean Moriarty                              Vice President                        None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

John O'Sullivan                            Vice President                        None

David Pagano                               Vice President                        None

Brian K. Penney                            Vice President                        None

Blair R. Peterson                          Vice President                        None

Jason Peterson                             Vice President                        None

Tom Powell                                 Vice President                        None

Marisa Prestigiacomo                       Vice President                        None

Craig Prichard                             Vice President                        None

David A. Rieger                            Vice President                        None

Michael Rogers                             Vice President                        None

Paul Rowe                                  Vice President                        None

James Rowlette                             Vice President                        None

Ronda L. Saeli                             Vice President                        None

Jeffrey M. Samuel                          Vice President                        None

Peter H. Sandford                          Vice President                        None

Timothy Schival                            Vice President                        None

Stacy Shearer                              Vice President                        None

Nim Short                                  Vice President                        None

Kirk Sims                                  Vice President                        None

Edward J. Sistowicz                        Vice President                        None

Jonathan L. Steiner                        Vice President                        None

Eric Stoiber                               Vice President                        None

Walter E. Stubbings, Jr.                   Vice President                        None

Terry Swagerty                             Vice President                        None

Richard S. Swiatek                         Vice President                        None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Brian Taylor                               Vice President                        None

John Taylor                                Vice President                        None

Kerry Tazakine                             Vice President                        None

Timothy Trudo                              Vice President                        None

Stanley Ueland                             Vice President                        Assistant Vice President

Bryan Ulmer                                Vice President                        None

Barbara E. Vinson                          Vice President                        None

Dan Waldron                                Vice President                        None

Christopher Walsh                          Vice President                        None

Jeff Westergaard                           Vice President                        None

Lewin M. Williams                          Vice President                        None

Jeffrey S. Barnum                          Assistant Vice President              None

Owen Birts III                             Assistant Vice President              None

Toby A. Bohl                               Assistant Vice President              None

Brad Bradley                               Assistant Vice President              None

Kelley A. Christensen                      Assistant Vice President              Vice President

Katie D. Collins                           Assistant Vice President              None

Michael DeBella                            Assistant Vice President              None

Ann Marie Giudice                          Assistant Vice President              None

Debbie Del Giudice                         Assistant Vice President              None

Chris Fallow                               Assistant Vice President              None

Anita K. Henderson                         Assistant Vice President              None

James V. Huber                             Assistant Vice President              None

Kristen Johanneson                         Assistant Vice President              None

Daniel C. Keller                           Assistant Vice President              None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Robert J. Madeja                           Assistant Vice President              None

David M. McCammond-Watts                   Assistant Vice President              None

Michelle Parker                            Assistant Vice President              None

Lynae Peays                                Assistant Vice President              None

Debra K. Scherbring                        Assistant Vice President              None

Steve Schwarting                           Assistant Vice President              None

Omar Sepulveda                             Assistant Vice President              None

John H. Sherren                            Assistant Vice President              None

Michael S. Stange                          Assistant Vice President              None

Lee Sussman                                Assistant Vice President              None

Christopher J. Thill                       Assistant Vice President              None

Dave Tweeten                               Assistant Vice President              None

Thomas G. Wisnowski                        Assistant Vice President              None

* All addresses are
1001 Warrenville Road,
Lisle, IL 60532,
unless otherwise noted.


         (c)    Not Applicable.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         First Trust Advisors L.P. ("First Trust"), 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

         The Bank of New York ("BONY"), 101 Barclay Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

         BONY also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.

ITEM 29. MANAGEMENT SERVICES

         Not Applicable.


ITEM 30. UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lisle, in the State of Illinois, on the 16th day of November, 2007


                             FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND

                             By:  /s/ James A. Bowen
                                  --------------------------------
                                  James A. Bowen, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                 TITLE                               DATE

/s/ Mark R. Bradley       Treasurer, Controller and Chief
--------------------      Financial and Accounting Officer    November 16, 2007
Mark R. Bradley


/s/ James A. Bowen        President, Chief Executive
---------------------     Officer, Chairman and Trustee       November 16, 2007
James A. Bowen


*/s/ Richard E. Erickson  Trustee        )
------------------------                 )
Richard E. Erickson                      )
                                         )
*/s/ Thomas R. Kadlec     Trustee        )
------------------------                 )       By:   /s/ James A. Bowen
Thomas R. Kadlec                         )             ---------------------
                                         )             James A. Bowen
*/s/ Robert Keith         Trustee        )             Attorney-In-Fact
------------------------                 )             November 16, 2007
Robert Keith
                                         )
*/s/ Niel B. Nielson      Trustee        )
------------------------                 )
Niel B. Nielson                          )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and filed as an Exhibit and are incorporated by reference herein.

                                INDEX OF EXHIBITS

(g)      Custody Agreement

(h)(1)   Transfer Agency Agreement

(h)(2)   Administration and Accounting Agreement

(h)(22) Amended Sublicense Agreement of First Trust Industrials/Producer Durables AlphaDEX(TM) Fund

(i)(3)   Opinion and Consent of Chapman and Cutler LLP

(j)      Consent of Deloitte & Touche LLP

(m)(3)   Letter Agreement Regarding 12b-1 Fees